UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	09/30/2024

Date of reporting period:	09/30/2024

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MassMutual U.S. Government Money Market Fund
Class R5 | MKSXX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual U.S. Government Money Market Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$54	0.53%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index:
• U.S. Agency discount notes which were the most heavily weighted asset type
• U.S. Treasury bills which were the next most heavily weighted asset type
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index:
• A low weighted average maturity given a flat yield curve for money market assets
• Daily repurchase agreement assets used for daily liquidity requirements
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGN1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	4.96	1.98	1.30
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
FTSE 3 Month US T Bill Index	5.63	2.38	1.67
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund. Performance results shown were achieved when the Fund could invest in types of securities that it is no longer able to hold. Future performance of the Fund may be lower as a result.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$173.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Total Advisory Fees Paid During the Reporting Period	$634,458
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Discount Notes	68.0%
U.S. Treasury Bills	17.7%
Repurchase Agreement	14.3%
MM202912-309770	PAGE 2	TSR-AR-ITGN1

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54% for Class R5.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGN1

MassMutual Short-Duration Bond Fund
Class I | MSTZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.44%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS6

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	10.69	1.86	2.15
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS6

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS6

MassMutual Short-Duration Bond Fund
Class R5 | MSTDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$64	0.61%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	10.60	1.72	2.03
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS1

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS1

MassMutual Short-Duration Bond Fund
Service Class | MSBYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$75	0.71%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.55	1.59	1.91
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS3

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS3

MassMutual Short-Duration Bond Fund
Administrative Class | MSTLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$85	0.81%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	10.33	1.50	1.82
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS4

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS4

MassMutual Short-Duration Bond Fund
Class R4 | MPSDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$98	0.93%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGSK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	10.24	1.36	1.68
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGSK

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGSK

MassMutual Short-Duration Bond Fund
Class A | MSHAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.02%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	10.12	1.26	1.58
Class A - with maximum sales charge	7.37	0.75	1.32
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS2

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS2

MassMutual Short-Duration Bond Fund
Class R3 | MSDNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$127	1.21%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	9.90	1.09	1.40
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.65	1.63
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS5

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS5

MassMutual Short-Duration Bond Fund
Class Y | BXDYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$50	0.47%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (December 13, 2021 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS7

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (12/13/2021)
Class Y - without sales charge	10.65	1.40
Bloomberg U.S. Aggregate Bond Index[1]	11.57	-1.44
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.84
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS7

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS7

MassMutual Short-Duration Bond Fund
Class L | BXDLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$76	0.72%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (December 13, 2021 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS9

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (12/13/2021)
Class L - without sales charge	10.41	1.13
Class L - with maximum sales charge	7.71	0.40
Bloomberg U.S. Aggregate Bond Index[1]	11.57	-1.44
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.84
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS9

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS9

MassMutual Short-Duration Bond Fund
Class C | BXDCX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	0.97%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (MBS, ABS, and CMBS) were also positive contributors from selection and allocation effects
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (December 13, 2021 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGS8

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (12/13/2021)
Class C - without sales charge	10.20	0.89
Class C - with maximum sales charge	9.70	0.89
Bloomberg U.S. Aggregate Bond Index[1]	11.57	-1.44
Bloomberg U.S. Aggregate 1-3 Year Bond Index	7.23	1.84
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$157.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	202
Total Advisory Fees Paid During the Reporting Period	$617,178
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	39.1%
Commercial Paper	12.7%
Repurchase Agreement	2.1%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITGS8

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the maximum front-end sales charge on Class L shares of the Fund increased from 2.00% to 2.50%; and the maximum contingent deferred sales charge on Class L and Class C shares of the Fund increased from 0.50% to 1.00%.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Prior to February 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively.
On February 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, and 1.01% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, and C, respectively.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund’s subadvisers intend for the Fund’s portfolio dollar-weighted average duration generally to match (within 10%) the average duration of the Bloomberg U.S. Aggregate 1-3 Year Bond Index.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGS8

MassMutual Inflation-Protected and Income Fund
Class I | MIPZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.51%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGU6

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	10.91	2.90	2.75
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITGU6

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGU6

MassMutual Inflation-Protected and Income Fund
Class R5 | MIPSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$64	0.61%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGU1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	10.89	2.82	2.65
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITGU1

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGU1

MassMutual Inflation-Protected and Income Fund
Service Class | MIPYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$75	0.71%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGU3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.74	2.72	2.55
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITGU3

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGU3

MassMutual Inflation-Protected and Income Fund
Administrative Class | MIPLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$85	0.81%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGU4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	10.76	2.63	2.46
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITGU4

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGU4

MassMutual Inflation-Protected and Income Fund
Class R4 | MIPRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$101	0.96%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGUK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	10.55	2.47	2.31
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITGUK

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGUK

MassMutual Inflation-Protected and Income Fund
Class A | MPSAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.03%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGU2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	10.38	2.37	2.20
Class A - with maximum sales charge	5.68	1.48	1.76
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITGU2

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGU2

MassMutual Inflation-Protected and Income Fund
Class R3 | MIPNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$127	1.21%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGU5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	10.28	2.23	2.05
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	2.62	2.54
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITGU5

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGU5

MassMutual Inflation-Protected and Income Fund
Class Y | MMODX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$64	0.61%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund income component of short-term nominal securities
• Long maturity TIPS exposure, given outperformance of shorter-term TIPS
• The Fund’s use of derivatives, which are utilized to gain income and inflation exposures, contributed to performance for the period
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• U.S. Treasury futures exposures used to manage Fund duration
• Shorter maturity TIPS exposure as longer maturity outperformed
• Cash equivalent holdings for liquidity, contrasted with high TIPS return
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGUY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	10.84	5.23
Bloomberg U.S. Aggregate Bond Index[1]	11.57	4.11
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	9.79	4.14
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$244.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	174
Total Advisory Fees Paid During the Reporting Period	$946,753
Portfolio Turnover Rate	78%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	57.8%
U.S. Treasury Obligations	20.0%
Commercial Paper	15.2%
U.S. Government Agency Obligations and Instrumentalities	6.8%
Repurchase Agreement	0.2%
MM202912-309770	PAGE 2	TSR-AR-ITGUY

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, and 0.59% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGUY

MassMutual Core Bond Fund
Class I | MCZZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.43%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGM6

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	14.13	1.10	2.23
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGM6

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGM6

MassMutual Core Bond Fund
Class R5 | MCBDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$57	0.53%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGM1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	13.93	0.99	2.12
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGM1

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGM1

MassMutual Core Bond Fund
Service Class | MCBYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.63%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGM3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	13.95	0.91	2.02
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGM3

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGM3

MassMutual Core Bond Fund
Administrative Class | MCBLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$78	0.73%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGM4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	13.82	0.78	1.92
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGM4

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGM4

MassMutual Core Bond Fund
Class R4 | MCZRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$94	0.88%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGMK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	13.63	0.65	1.78
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGMK

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGMK

MassMutual Core Bond Fund
Class A | MMCBX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.95%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGM2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	13.57	0.55	1.67
Class A - with maximum sales charge	8.74	-0.32	1.23
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGM2

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGM2

MassMutual Core Bond Fund
Class R3 | MCBNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$121	1.13%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGM5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	14.06	0.52	1.59
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGM5

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGM5

MassMutual Core Bond Fund
Class Y | MMNWX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$57	0.53%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure, mainly investment grade, from issue selection
• Security selection and allocation to securitized assets, namely ABS, CMBS, and RMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGMY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	14.03	4.98
Bloomberg U.S. Aggregate Bond Index	11.57	4.11
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$1,035.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	447
Total Advisory Fees Paid During the Reporting Period	$2,544,115
Portfolio Turnover Rate	248%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	32.1%
U.S. Government Agency Obligations and Instrumentalities	26.1%
Non-U.S. Government Agency Obligations	17.4%
Commercial Paper	13.6%
U.S. Treasury Obligations	8.6%
Investment of Cash Collateral from Securities Loaned	1.1%
Repurchase Agreement	1.0%
Sovereign Debt Obligations	0.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGMY

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 23, 2024, the MassMutual Strategic Bond Fund was merged into the Fund and shareholders of the MassMutual Strategic Bond Fund became shareholders of the Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGMY

MassMutual Diversified Bond Fund
Class I | MDBZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.64%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGL6

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	14.13	1.10	2.32
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%
MM202912-309770	PAGE 2	TSR-AR-ITGL6

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGL6

MassMutual Diversified Bond Fund
Class R5 | MDBSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$79	0.74%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGL1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	14.03	1.01	2.22
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%
MM202912-309770	PAGE 2	TSR-AR-ITGL1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGL1

MassMutual Diversified Bond Fund
Service Class | MDBYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.84%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGL3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	14.09	0.91	2.13
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%
MM202912-309770	PAGE 2	TSR-AR-ITGL3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGL3

MassMutual Diversified Bond Fund
Administrative Class | MDBLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$101	0.94%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGL4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	13.87	0.80	2.02
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%
MM202912-309770	PAGE 2	TSR-AR-ITGL4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGL4

MassMutual Diversified Bond Fund
Class R4 | MDBFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$117	1.09%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGLK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	13.84	0.69	1.88
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%
MM202912-309770	PAGE 2	TSR-AR-ITGLK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGLK

MassMutual Diversified Bond Fund
Class A | MDVAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.16%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGL2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	13.53	0.57	1.77
Class A - with maximum sales charge	8.70	-0.30	1.33
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%
MM202912-309770	PAGE 2	TSR-AR-ITGL2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGL2

MassMutual Diversified Bond Fund
Class R3 | MDBRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$143	1.34%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGLJ

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	13.50	0.42	1.63
Bloomberg U.S. Aggregate Bond Index	11.57	0.33	1.84
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%
MM202912-309770	PAGE 2	TSR-AR-ITGLJ

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGLJ

MassMutual Diversified Bond Fund
Class Y | MMOBX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.74%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• The corporate credit exposure was favorable from issue selection across investment grade and high yield bonds
• Security selection and allocation to securitized assets, namely ABS and CMBS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• U.S. Treasury had an indirect allocation effect by virtue of the Fund being underweight and the sector gaining from lower interest rates
• Relatively lower allocation to Agency MBS as the sector performed well
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration
MM202912-309770	PAGE 1	TSR-AR-ITGLY

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	14.11	4.86
Bloomberg U.S. Aggregate Bond Index	11.57	4.11
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$134.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	406
Total Advisory Fees Paid During the Reporting Period	$528,588
Portfolio Turnover Rate	153%
MM202912-309770	PAGE 2	TSR-AR-ITGLY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	37.7%
Non-U.S. Government Agency Obligations	22.5%
U.S. Government Agency Obligations and Instrumentalities	20.9%
Commercial Paper	11.3%
U.S. Treasury Obligations	3.4%
Investment of Cash Collateral from Securities Loaned	2.8%
Repurchase Agreement	1.3%
Sovereign Debt Obligations	0.1%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	68.1%
Cayman Islands	6.7%
United Kingdom	2.5%
Canada	1.8%
France	1.5%
Bermuda	1.1%
Germany	0.8%
Australia	0.5%
Netherlands	0.4%
Ireland	0.4%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective July 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, and 0.69% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGLY

MassMutual High Yield Fund
Class I | MPHZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.56%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF6

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	16.35	4.80	5.05
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGF6

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGF6

MassMutual High Yield Fund
Class R5 | MPHSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$71	0.66%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	16.31	4.72	4.95
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGF1

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGF1

MassMutual High Yield Fund
Service Class | DLHYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.76%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	16.20	4.60	4.84
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGF3

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGF3

MassMutual High Yield Fund
Administrative Class | MPHLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$93	0.86%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	16.10	4.50	4.74
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGF4

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGF4

MassMutual High Yield Fund
Class R4 | MPHRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$109	1.01%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGFK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	15.94	4.36	4.59
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGFK

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGFK

MassMutual High Yield Fund
Class A | MPHAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.08%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	15.86	4.24	4.48
Class A - with maximum sales charge	10.94	3.34	4.03
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
MM202912-309770	PAGE 2	TSR-AR-ITGF2

https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGF2

MassMutual High Yield Fund
Class R3 | MPHNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.26%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	15.67	4.08	4.32
Bloomberg U.S. Aggregate Bond Index[1]	11.57	0.33	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	4.72	5.04
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
MM202912-309770	PAGE 2	TSR-AR-ITGF5

Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGF5

MassMutual High Yield Fund
Class Y | BXHYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$66	0.61%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (December 13, 2021 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF7

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (12/13/2021)
Class Y - without sales charge	16.27	3.71
Bloomberg U.S. Aggregate Bond Index[1]	11.57	-1.44
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	3.35
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
MM202912-309770	PAGE 2	TSR-AR-ITGF7

https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGF7

MassMutual High Yield Fund
Class C | BXHCX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$168	1.56%
HOW DID THE FUND PERFORM?
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection among consumer, non-cyclical bonds
• Issue selection among capital goods bonds
• Issue selection in total across all sectors
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• An out-of-index bank loan allocation as the asset class lagged high yield bond performance
• Interest rate sensitivity primarily from yield curve effect
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (December 13, 2021 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGF8

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (12/13/2021)
Class C - without sales charge	15.35	2.81
Class C - with maximum sales charge	14.35	2.81
Bloomberg U.S. Aggregate Bond Index[1]	11.57	-1.44
Bloomberg U.S. Corporate High-Yield Bond Index	15.74	3.35
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$399.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	284
Total Advisory Fees Paid During the Reporting Period	$1,858,393
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	75.1%
Bank Loans	9.2%
Commercial Paper	7.5%
Investment of Cash Collateral from Securities Loaned	7.5%
Repurchase Agreement	0.7%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
MM202912-309770	PAGE 2	TSR-AR-ITGF8

https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, and 1.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and C, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGF8

MassMutual Balanced Fund
Class I | MBBIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$93	0.82%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-ITGCI

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	26.09	9.59	8.06
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom Balanced Index comprises the S&P 500 Index and Bloomberg U.S. Aggregate Bond Index. The weightings of each index are 65% and 35%, respectively.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%
MM202912-309770	PAGE 2	TSR-AR-ITGCI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGCI

MassMutual Balanced Fund
Class R5 | MBLDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$103	0.91%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-ITGC1

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	25.92	9.47	7.94
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom Balanced Index comprises the S&P 500 Index and Bloomberg U.S. Aggregate Bond Index. The weightings of each index are 65% and 35%, respectively.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%
MM202912-309770	PAGE 2	TSR-AR-ITGC1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGC1

MassMutual Balanced Fund
Service Class | MBAYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$115	1.02%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-ITGC3

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	25.82	9.37	7.83
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom Balanced Index comprises the S&P 500 Index and Bloomberg U.S. Aggregate Bond Index. The weightings of each index are 65% and 35%, respectively.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%
MM202912-309770	PAGE 2	TSR-AR-ITGC3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGC3

MassMutual Balanced Fund
Administrative Class | MMBLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$125	1.11%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-ITGC4

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	25.70	9.26	7.73
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom Balanced Index comprises the S&P 500 Index and Bloomberg U.S. Aggregate Bond Index. The weightings of each index are 65% and 35%, respectively.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%
MM202912-309770	PAGE 2	TSR-AR-ITGC4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGC4

MassMutual Balanced Fund
Class R4 | MBBRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$143	1.27%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-ITGCK

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	25.53	9.09	7.56
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom Balanced Index comprises the S&P 500 Index and Bloomberg U.S. Aggregate Bond Index. The weightings of each index are 65% and 35%, respectively.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%
MM202912-309770	PAGE 2	TSR-AR-ITGCK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGCK

MassMutual Balanced Fund
Class A | MMBDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.33%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-ITGC2

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	25.48	8.99	7.47
Class A - with maximum sales charge	18.58	7.77	6.86
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom Balanced Index comprises the S&P 500 Index and Bloomberg U.S. Aggregate Bond Index. The weightings of each index are 65% and 35%, respectively.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%
MM202912-309770	PAGE 2	TSR-AR-ITGC2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGC2

MassMutual Balanced Fund
Class R3 | MMBRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$171	1.52%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-ITGCJ

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	25.19	8.82	7.30
Russell 3000 Index[1]	35.19	15.26	12.83
Lipper Balanced Fund Index	22.30	8.15	7.16
Custom Balanced Index	27.24	10.56	9.46
S&P 500 Index	36.35	15.98	13.38
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom Balanced Index comprises the S&P 500 Index and Bloomberg U.S. Aggregate Bond Index. The weightings of each index are 65% and 35%, respectively.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%
MM202912-309770	PAGE 2	TSR-AR-ITGCJ

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGCJ

MassMutual Balanced Fund
Class Y | MMNVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Balanced Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$104	0.92%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period.
Global bond markets were broadly, and strongly, positive for the trailing one-year period. During the period, central banks responded to lower inflation data and began to lower policy interest rates, which was favorable for bond prices and returns. Macroeconomic sentiment centered, particularly more recently, on a soft-landing scenario in the U.S., providing a supportive credit risk environment. During the period, narrowing credit spreads were a positive return driver in the global bond market, in addition to the response to lower bond market yields. This resulted in broad gains across varied market sectors, including government bonds, investment grade and high yield corporate securities, mortgage- and asset-backed instruments, and emerging market issues.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• An overweight allocation to the information technology sector in the equity component
• Stock selection within the energy sector in the equity component
• An overweight allocation to securitized issuers in the fixed income component
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Stock selection within the industrials sector of the equity component
• Stock selection within the consumer staples sector of the equity component
• Weak security selection within the Treasury sector of the fixed income component
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-ITGCY

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	25.88	14.15
Russell 3000 Index[1]	35.19	23.53
Lipper Balanced Fund Index	22.30	12.49
Custom Balanced Index	27.24	17.40
S&P 500 Index	36.35	25.04
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
The Custom Balanced Index comprises the S&P 500 Index and Bloomberg U.S. Aggregate Bond Index. The weightings of each index are 65% and 35%, respectively.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$107.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	536
Total Advisory Fees Paid During the Reporting Period	$499,673
Portfolio Turnover Rate	130%
MM202912-309770	PAGE 2	TSR-AR-ITGCY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	4.7%
Microsoft Corp.	4.2%
NVIDIA Corp.	3.9%
U.S. Treasury Notes 3.875% due 08/15/34	1.5%
Broadcom, Inc.	1.3%
Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/39	1.2%
U.S. Treasury Bonds 4.125% due 08/15/44	1.2%
Federal National Mortgage Association 2.000% due 10/01/51	1.2%
Home Depot, Inc.	1.2%
Visa, Inc. Class A	1.1%

Portfolio Characteristics (% of Total Investments)
Common Stock	63.0%
U.S. Treasury Obligations	11.2%
Corporate Debt	10.7%
U.S. Government Agency Obligations and Instrumentalities	9.6%
Non-U.S. Government Agency Obligations	3.4%
Repurchase Agreement	2.1%
U.S. Treasury Bills	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGCY

MassMutual Disciplined Value Fund
Class I | MPIVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.09%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGHI

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	26.76	10.88	8.66
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%
MM202912-309770	PAGE 2	TSR-AR-ITGHI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGHI

MassMutual Disciplined Value Fund
Class R5 | MEPSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$135	1.19%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGH1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	26.74	10.79	8.57
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%
MM202912-309770	PAGE 2	TSR-AR-ITGH1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGH1

MassMutual Disciplined Value Fund
Service Class | DENVX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$147	1.30%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGH3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	26.62	10.66	8.45
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%
MM202912-309770	PAGE 2	TSR-AR-ITGH3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGH3

MassMutual Disciplined Value Fund
Administrative Class | MPILX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$159	1.40%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGH4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	26.48	10.55	8.34
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%
MM202912-309770	PAGE 2	TSR-AR-ITGH4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGH4

MassMutual Disciplined Value Fund
Class R4 | MPIRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$178	1.57%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGHK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	26.22	10.36	8.17
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%
MM202912-309770	PAGE 2	TSR-AR-ITGHK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGHK

MassMutual Disciplined Value Fund
Class A | MEPAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$182	1.61%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGH2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	26.12	10.28	8.08
Class A - with maximum sales charge	19.18	9.04	7.47
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%
MM202912-309770	PAGE 2	TSR-AR-ITGH2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGH2

MassMutual Disciplined Value Fund
Class R3 | MPINX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$203	1.80%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGH5

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	25.97	10.10	7.91
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Value Index	27.76	10.69	9.23
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%
MM202912-309770	PAGE 2	TSR-AR-ITGH5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGH5

MassMutual Disciplined Value Fund
Class Y | MMOAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Value Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$136	1.20%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the industrials sector where an overweight allocation to EMCOR Group, Inc. was particularly impactful
• Stock selection within the health care sector
• Stock selection within the utilities sector
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the information technology sector where an underweight allocation to Micron Technology, Inc. was particularly impactful
• An underweight allocation to the utilities sector
• Stock selection within the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGHY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	26.71	13.22
S&P 500 Index[1]	36.35	25.04
Russell 1000 Value Index	27.76	13.60
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$39.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	166
Total Advisory Fees Paid During the Reporting Period	$190,547
Portfolio Turnover Rate	66%
MM202912-309770	PAGE 2	TSR-AR-ITGHY

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Berkshire Hathaway, Inc. Class B	4.3%
JP Morgan Chase & Co.	3.1%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Exxon Mobil Corp.	2.3%
UnitedHealth Group, Inc.	1.7%
BlackRock, Inc.	1.6%
Comcast Corp. Class A	1.6%
Aflac, Inc.	1.3%
CME Group, Inc.	1.3%

Sectors (% of Total Investments)
Financials	24.3%
Health Care	15.7%
Industrials	11.5%
Consumer Staples	8.8%
Information Technology	8.7%
Real Estate	7.1%
Consumer Discretionary	6.7%
Energy	5.6%
Communication Services	4.8%
Materials	4.2%
Utilities	1.6%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGHY

MassMutual Disciplined Growth Fund
Class I | MPDIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.59%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJQI

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	44.58	17.72	14.65
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%
MM202912-309770	PAGE 2	TSR-AR-ITJQI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJQI

MassMutual Disciplined Growth Fund
Class R5 | MPGSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$84	0.69%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJQ1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	44.56	17.62	14.53
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%
MM202912-309770	PAGE 2	TSR-AR-ITJQ1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJQ1

MassMutual Disciplined Growth Fund
Service Class | DEIGX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.79%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJQ3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	44.35	17.47	14.40
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%
MM202912-309770	PAGE 2	TSR-AR-ITJQ3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJQ3

MassMutual Disciplined Growth Fund
Administrative Class | MPGLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$109	0.89%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJQ4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	44.20	17.38	14.31
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%
MM202912-309770	PAGE 2	TSR-AR-ITJQ4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJQ4

MassMutual Disciplined Growth Fund
Class R4 | MPDGX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$127	1.04%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJQK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	43.94	17.18	14.13
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%
MM202912-309770	PAGE 2	TSR-AR-ITJQK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJQK

MassMutual Disciplined Growth Fund
Class A | MPGAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.11%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJQ2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	43.98	17.09	14.02
Class A - with maximum sales charge	36.06	15.77	13.38
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%
MM202912-309770	PAGE 2	TSR-AR-ITJQ2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJQ2

MassMutual Disciplined Growth Fund
Class R3 | MPDRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$157	1.29%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJQJ

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	43.49	16.90	13.84
S&P 500 Index[1]	36.35	15.98	13.38
Russell 1000 Growth Index	42.19	19.74	16.52
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%
MM202912-309770	PAGE 2	TSR-AR-ITJQJ

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJQJ

MassMutual Disciplined Growth Fund
Class Y | MMNYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Disciplined Growth Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$84	0.69%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector where an overweight allocation to NVIDIA Corp. was particularly impactful
• Stock selection within and an overweight allocation to the industrials sector
• Stock selection within the consumer discretionary sector where an overweight allocation to TopBuild Corp. was beneficial
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within and an overweight allocation to the health care sector
• Stock selection within the consumer staples sector where an overweight allocation to Monster Beverage Corp. was impactful
• An overweight allocation to, and stock selection within, the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITJQY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	44.55	33.51
S&P 500 Index[1]	36.35	25.04
Russell 1000 Growth Index	42.19	34.62
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$197.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$826,097
Portfolio Turnover Rate	69%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Apple, Inc.	12.2%
Microsoft Corp.	11.7%
NVIDIA Corp.	11.4%
Amazon.com, Inc.	7.1%
Meta Platforms, Inc. Class A	4.8%
Alphabet, Inc. Class A	4.0%
Alphabet, Inc. Class C	3.4%
Broadcom, Inc.	3.2%
Eli Lilly & Co.	2.7%
Visa, Inc. Class A	2.6%

Sectors (% of Total Investments)
Information Technology	47.9%
Communication Services	13.6%
Consumer Discretionary	13.4%
Financials	9.0%
Health Care	8.1%
Industrials	4.4%
Consumer Staples	2.5%
Energy	0.0%
MM202912-309770	PAGE 2	TSR-AR-ITJQY

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJQY

MassMutual Small Cap Opportunities Fund
Class I | MSOOX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.65%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGEI

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	27.85	12.48	10.39
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%
MM202912-309770	PAGE 2	TSR-AR-ITGEI

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGEI

MassMutual Small Cap Opportunities Fund
Class R5 | MSCDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$85	0.75%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGE1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	27.69	12.37	10.27
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%
MM202912-309770	PAGE 2	TSR-AR-ITGE1

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGE1

MassMutual Small Cap Opportunities Fund
Service Class | MSVYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.85%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGE3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	27.62	12.25	10.16
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%
MM202912-309770	PAGE 2	TSR-AR-ITGE3

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGE3

MassMutual Small Cap Opportunities Fund
Administrative Class | MSCLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$108	0.95%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGE4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	27.42	12.13	10.05
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%
MM202912-309770	PAGE 2	TSR-AR-ITGE4

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGE4

MassMutual Small Cap Opportunities Fund
Class R4 | MOORX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.10%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGEK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	27.28	11.98	9.90
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%
MM202912-309770	PAGE 2	TSR-AR-ITGEK

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGEK

MassMutual Small Cap Opportunities Fund
Class A | DLBMX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.17%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGE2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	27.16	11.87	9.78
Class A - with maximum sales charge	20.17	10.61	9.16
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%
MM202912-309770	PAGE 2	TSR-AR-ITGE2

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGE2

MassMutual Small Cap Opportunities Fund
Class R3 | MCCRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$153	1.35%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGEJ

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	26.97	11.70	9.62
Russell 3000 Index[1]	35.19	15.26	12.83
Russell 2000 Index	26.76	9.39	8.78
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%
MM202912-309770	PAGE 2	TSR-AR-ITGEJ

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGEJ

MassMutual Small Cap Opportunities Fund
Class Y | MMOGX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85	0.75%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection overall and led in particular by the healthcare sector
• Sector allocation in total and led in particular by underweight to the energy sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Technology sector stock selection and in particular no weight in Super Micro Computer, Inc.
• Industrials sector stock selection and in particular an active weight in Atkore Inc.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-ITGEY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	27.77	12.18
Russell 3000 Index[1]	35.19	23.53
Russell 2000 Index	26.76	10.70
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$434.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Total Advisory Fees Paid During the Reporting Period	$2,126,506
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
ADMA Biologics, Inc.	2.6%
Summit Materials, Inc. Class A	1.9%
KB Home	1.9%
Zurn Elkay Water Solutions Corp.	1.9%
AutoNation, Inc.	1.8%
Allison Transmission Holdings, Inc.	1.8%
PennyMac Financial Services, Inc.	1.7%
Korn Ferry	1.6%
Four Corners Property Trust, Inc.	1.6%
ATI, Inc.	1.6%

Sectors (% of Total Investments)
Health Care	19.3%
Industrials	19.0%
Financials	14.6%
Information Technology	14.0%
Consumer Discretionary	9.6%
Real Estate	6.7%
Materials	6.7%
Energy	5.1%
Utilities	2.1%
Consumer Staples	1.0%
MM202912-309770	PAGE 2	TSR-AR-ITGEY

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, MML Investment Advisers, LLC has agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.65%, 0.75%, 0.85%, 0.95%, 1.10%, 1.15%, 1.35%, and 0.75% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGEY

MassMutual Global Fund
Class I | MGFZX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	0.93%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period
MM202912-309770	PAGE 1	TSR-AR-ITGVI

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	34.35	12.27	9.81
MSCI ACWI	31.76	12.19	9.39
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%
MM202912-309770	PAGE 2	TSR-AR-ITGVI

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGVI

MassMutual Global Fund
Class R5 | MGFSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$121	1.03%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period
MM202912-309770	PAGE 1	TSR-AR-ITGV1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	34.23	12.16	9.70
MSCI ACWI	31.76	12.19	9.39
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%
MM202912-309770	PAGE 2	TSR-AR-ITGV1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGV1

MassMutual Global Fund
Service Class | MGFYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$132	1.13%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period
MM202912-309770	PAGE 1	TSR-AR-ITGV3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	34.08	12.07	9.59
MSCI ACWI	31.76	12.19	9.39
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%
MM202912-309770	PAGE 2	TSR-AR-ITGV3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGV3

MassMutual Global Fund
Administrative Class | MGFLX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$144	1.23%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period
MM202912-309770	PAGE 1	TSR-AR-ITGV4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	33.83	11.94	9.48
MSCI ACWI	31.76	12.19	9.39
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%
MM202912-309770	PAGE 2	TSR-AR-ITGV4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGV4

MassMutual Global Fund
Class R4 | MGFRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$161	1.38%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period
MM202912-309770	PAGE 1	TSR-AR-ITGVK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	33.68	11.78	9.31
MSCI ACWI	31.76	12.19	9.39
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%
MM202912-309770	PAGE 2	TSR-AR-ITGVK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGVK

MassMutual Global Fund
Class A | MGFAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$169	1.45%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period
MM202912-309770	PAGE 1	TSR-AR-ITGV2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	33.59	11.67	9.21
Class A - with maximum sales charge	26.24	10.41	8.59
MSCI ACWI	31.76	12.19	9.39
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%
MM202912-309770	PAGE 2	TSR-AR-ITGV2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGV2

MassMutual Global Fund
Class R3 | MGFNX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$191	1.64%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the communication services sector where an overweight allocation to Meta Platforms, Inc. was particularly impactful
• Stock selection within the real estate sector
• An underweight allocation to the energy sector
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• Stock selection within the information technology sector where the Fund was hurt by an overweight position in Adobe, Inc.
• Stock selection within the consumer discretionary sector
• An underweight to the financials sector, which was the third best performing sector in the period
MM202912-309770	PAGE 1	TSR-AR-ITGV5

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	33.40	11.50	9.05
MSCI ACWI	31.76	12.19	9.39
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$188.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	62
Total Advisory Fees Paid During the Reporting Period	$1,430,664
Portfolio Turnover Rate	6%
MM202912-309770	PAGE 2	TSR-AR-ITGV5

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	10.4%
Meta Platforms, Inc. Class A	8.7%
DLF Ltd.	5.0%
Analog Devices, Inc.	4.5%
S&P Global, Inc.	4.2%
Novo Nordisk AS Class B	3.8%
SAP SE	3.5%
Intuit, Inc.	3.3%
NVIDIA Corp.	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%

Sectors (% of Total Investments)
Information Technology	29.4%
Communication Services	21.1%
Health Care	12.0%
Consumer Discretionary	10.8%
Industrials	10.1%
Financials	9.1%
Real Estate	5.0%
Materials	0.8%

Largest Countries (% of Total Investments)
United States	56.6%
India	7.0%
France	7.0%
Sweden	5.1%
Japan	4.7%
Germany	4.1%
Denmark	3.8%
China	3.3%
Netherlands	1.8%
Spain	1.3%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.
Effective February 1, 2024, the Fund’s Principal Investment Strategies were updated to reflect that the Fund may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITGV5

MassMutual International Equity Fund
Class I | MIZIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$120	1.08%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT2CI

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	21.87	9.06	6.04
MSCI ACWI ex USA	25.35	7.59	5.22
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%
MM202912-309770	PAGE 2	TSR-AR-IT2CI

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT2CI

MassMutual International Equity Fund
Class R5 | MIEDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$130	1.17%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT2C1

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	21.73	8.94	5.91
MSCI ACWI ex USA	25.35	7.59	5.22
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%
MM202912-309770	PAGE 2	TSR-AR-IT2C1

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT2C1

MassMutual International Equity Fund
Service Class | MYIEX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$141	1.27%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT2C3

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	21.67	8.83	5.81
MSCI ACWI ex USA	25.35	7.59	5.22
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%
MM202912-309770	PAGE 2	TSR-AR-IT2C3

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT2C3

MassMutual International Equity Fund
Administrative Class | MIELX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$152	1.37%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT2C4

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	21.49	8.72	5.71
MSCI ACWI ex USA	25.35	7.59	5.22
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%
MM202912-309770	PAGE 2	TSR-AR-IT2C4

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT2C4

MassMutual International Equity Fund
Class R4 | MEIRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$168	1.52%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT2CK

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	21.29	8.54	5.54
MSCI ACWI ex USA	25.35	7.59	5.22
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%
MM202912-309770	PAGE 2	TSR-AR-IT2CK

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT2CK

MassMutual International Equity Fund
Class A | MMIAX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$176	1.59%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT2C2

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	21.26	8.47	5.44
Class A - with maximum sales charge	14.59	7.25	4.85
MSCI ACWI ex USA	25.35	7.59	5.22
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%
MM202912-309770	PAGE 2	TSR-AR-IT2C2

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT2C2

MassMutual International Equity Fund
Class R3 | MEERX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$197	1.78%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT2CJ

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	21.07	8.29	5.28
MSCI ACWI ex USA	25.35	7.59	5.22
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%
MM202912-309770	PAGE 2	TSR-AR-IT2CJ

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT2CJ

MassMutual International Equity Fund
Class Y | MMOEX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual International Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$130	1.17%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Domestic stocks advanced over the trailing 12-months as growth outperformed value and large cap shares outperformed their small cap counterparts in the period. U.S. large cap stocks outperformed their foreign counterparts, while shares in emerging markets outperformed developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI ex USA:
• Stock selection within the industrials sector, where overweight allocations to Experian PLC and Assa Abloy AB were particularly impactful
• Stock selection in consumer discretionary as well as an underweight position to the sector, which trailed the benchmark in the period
Top detractors to the Fund’s performance relative to the MSCI ACWI ex USA:
• An overweight position and poor stock selection in the consumer staples sector, which was the second worst performing sector in the period
• An underweight allocation and poor stock selection in the financials sector
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 1, 2023 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT2CY

The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	21.75	9.86
MSCI ACWI ex USA	25.35	12.77
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$120.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	138
Total Advisory Fees Paid During the Reporting Period	$923,211
Portfolio Turnover Rate	25%
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Symrise AG	2.9%
Capgemini SE	2.8%
Experian PLC	2.7%
Merck KGaA	2.6%
Roche Holding AG	2.6%
Intact Financial Corp.	2.6%
Sika AG Registered	2.6%
Nestle SA Registered	2.5%
Canadian National Railway Co.	2.4%
Novartis AG Registered	2.4%

Sectors (% of Total Investments)
Industrials	18.1%
Health Care	18.0%
Consumer Staples	16.8%
Financials	11.8%
Materials	9.2%
Information Technology	7.4%
Consumer Discretionary	7.2%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%

Largest Countries (% of Total Investments)
United Kingdom	17.1%
Japan	15.2%
United States	14.6%
France	8.6%
Germany	8.1%
Switzerland	7.1%
Canada	5.1%
Spain	3.8%
Netherlands	3.2%
Hong Kong	3.1%
MM202912-309770	PAGE 2	TSR-AR-IT2CY

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-IT2CY

MassMutual Strategic Emerging Markets Fund
Class I | MPZSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.15%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period
MM202912-309770	PAGE 1	TSR-AR-ITJV6

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	15.42	1.37	1.97
MSCI Emerging Markets Index	26.05	5.75	4.02
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%
MM202912-309770	PAGE 2	TSR-AR-ITJV6

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJV6

MassMutual Strategic Emerging Markets Fund
Class R5 | MPSMX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$135	1.25%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period
MM202912-309770	PAGE 1	TSR-AR-ITJV1

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	15.31	1.28	1.86
MSCI Emerging Markets Index	26.05	5.75	4.02
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%
MM202912-309770	PAGE 2	TSR-AR-ITJV1

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJV1

MassMutual Strategic Emerging Markets Fund
Service Class | MPEYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$145	1.35%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period
MM202912-309770	PAGE 1	TSR-AR-ITJV3

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	15.17	1.18	1.77
MSCI Emerging Markets Index	26.05	5.75	4.02
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%
MM202912-309770	PAGE 2	TSR-AR-ITJV3

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJV3

MassMutual Strategic Emerging Markets Fund
Administrative Class | MPLSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$156	1.45%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period
MM202912-309770	PAGE 1	TSR-AR-ITJV4

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	15.02	1.07	1.67
MSCI Emerging Markets Index	26.05	5.75	4.02
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%
MM202912-309770	PAGE 2	TSR-AR-ITJV4

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJV4

MassMutual Strategic Emerging Markets Fund
Class R4 | MPRSX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$172	1.60%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period
MM202912-309770	PAGE 1	TSR-AR-ITJVK

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	14.79	0.92	1.52
MSCI Emerging Markets Index	26.05	5.75	4.02
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%
MM202912-309770	PAGE 2	TSR-AR-ITJVK

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJVK

MassMutual Strategic Emerging Markets Fund
Class A | MPASX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$180	1.67%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period
MM202912-309770	PAGE 1	TSR-AR-ITJV2

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class A - without sales charge	15.11	0.87	1.45
Class A - with maximum sales charge	8.68	-0.26	0.88
MSCI Emerging Markets Index	26.05	5.75	4.02
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%
MM202912-309770	PAGE 2	TSR-AR-ITJV2

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJV2

MassMutual Strategic Emerging Markets Fund
Class R3 | MPZRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the MassMutual Strategic Emerging Markets Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$199	1.85%
HOW DID THE FUND PERFORM?
Global equity markets advanced sharply as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered a long-awaited cut in interest rates, with a 50bps cut in September. Emerging Market stocks advanced over the trailing 12-months, outperforming their developed non-U.S. counterparts. The MSCI Emerging Markets Index benefitted from strong performance out of Taiwan and China during the period, which offset negative contributions from stocks in Mexico and Chile.
Top contributors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection in the materials sector, where an allocation to Grupo Mexico SAB was particularly impactful
• An underweight to real estate, which was the third worst performing sector in the period
Top detractors to the Fund’s performance relative to the MSCI Emerging Markets Index:
• Stock selection within the consumer discretionary sector, with Yum China Holdings, Inc. as the largest detractor
• Stock selection in the consumer staples and financials sectors
• A modest cash holding also detracted from performance as the index advanced significantly in the period
MM202912-309770	PAGE 1	TSR-AR-ITJVJ

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (October 1, 2014 through September 30, 2024)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown above are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2024)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	14.60	0.66	1.26
MSCI Emerging Markets Index	26.05	5.75	4.02
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2024)

Total Net Assets (Millions)	$106.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	83
Total Advisory Fees Paid During the Reporting Period	$1,026,058
Portfolio Turnover Rate	62%
MM202912-309770	PAGE 2	TSR-AR-ITJVJ

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	11.4%
Tencent Holdings Ltd.	5.7%
H World Group Ltd. ADR	5.1%
Kotak Mahindra Bank Ltd.	4.9%
Samsung Electronics Co. Ltd.	4.1%
Fomento Economico Mexicano SAB de CV	3.1%
Meituan Class B	3.0%
HDFC Bank Ltd.	2.9%
Alibaba Group Holding Ltd. Sponsored ADR	2.7%
Tata Consultancy Services Ltd.	2.5%

Sectors (% of Total Investments)
Information Technology	23.3%
Consumer Discretionary	17.9%
Financials	16.2%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	7.3%
Health Care	6.8%
Energy	4.0%
Materials	3.1%
Real Estate	2.5%

Largest Countries (% of Total Investments)
China	21.2%
India	16.6%
Taiwan	14.5%
Mexico	8.6%
Republic of Korea	7.0%
Brazil	5.5%
France	3.8%
Italy	3.1%
Portugal	2.1%
Japan	2.1%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective February 1, 2024, the annual rate for administrative services for Class A shares of the Fund was reduced from 0.30% to 0.25%, and the expense cap for Class A shares was adjusted from 1.70% to 1.65% to coincide with this change.
On or about January 24, 2025 (the “Termination Date”), the Fund is expected to be dissolved pursuant to a Plan of Liquidation and Termination approved by its Board of Trustees, and shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/mutual-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJVJ

(b)	Not applicable.

Item 2. Code of Ethics.

As of September 30, 2024, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer, Principal Financial Officer, and other senior financial officers pursuant to the Sarbanes-Oxley Act of 2002. For the year ended September 30, 2024, there were no reportable amendments to any provision of the Code of Ethics and the Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Nabil N. El-Hage, a member of the Audit Committee, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. El-Hage is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

References below to Deloitte & Touche LLP include its affiliates where applicable.

(a)	AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended 2024 and 2023 were $505,736 and $510,847, respectively.

(b)	AUDIT-RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(c)	TAX FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2024 and 2023. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2024 and 2023.

(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during the fiscal years ended 2024 and 2023 were pre-approved by the committee.

(2)	Not applicable.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte & Touche LLP for services rendered to the Registrant, the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, for the fiscal years ended 2024 and 2023 were $760,661 and $692,517, respectively.

*	Refers to fees that were required to be approved by the audit committee for services that relate directly to the operations and financial reporting of the Registrant.

(h)	The audit committee considers whether the provision of non-audit services by Deloitte & Touche LLP to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining Deloitte & Touche LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MassMutual Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MassMutual U.S. Government Money Market Fund — Portfolio of Investments

September 30, 2024

	Principal Amount	Value
Short-Term Investments — 100.8%
Discount Notes — 68.5%
Federal Home Loan Bank
1 day USD SOFR + 0.010% 4.850% FRN 10/01/24, 1/10/25 (a)	$13,500,000	$13,500,000
1 day USD SOFR + 0.025% 4.865% FRN 10/01/24, 11/26/24 (a)	9,000,000	9,000,000
4.668% 10/02/24, 10/02/24 (a)	22,300,000	22,297,151
4.711% 10/23/24, 10/23/24 (a)	16,000,000	15,954,729
4.752% 10/01/24, 10/01/24 (a)	22,000,000	22,000,000
4.807% 11/08/24, 11/08/24 (a)	34,000,000	33,830,963
Federal Home Loan Mortgage Corp.
5.224%, 1/17/25, 1/17/25 (a)	2,400,000	2,363,856
		118,946,699
Repurchase Agreement — 14.4%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 9/30/24, 4.780%, due 10/01/24 (b)	25,000,000	25,000,000
U.S. Treasury Bill — 17.9%
U.S. Treasury Bill
5.136% 1/23/25 (c)	9,000,000	8,859,139
5.192% 1/02/25 (c)	9,000,000	8,883,657
5.196% 1/02/25 (c)	9,000,000	8,883,657
5.216% 1/02/25 (c)	4,500,000	4,441,648
		31,068,101
TOTAL SHORT-TERM INVESTMENTS (Cost $175,014,800)		175,014,800
TOTAL INVESTMENTS — 100.8% (Cost $175,014,800) (d)		175,014,800
Other Assets/ (Liabilities) — (0.8)%		(1,451,446)
NET ASSETS — 100.0%		$173,563,354

Abbreviation Legend

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)
Maturity value of $25,003,319. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity date of 11/15/33, and an aggregate market value, including accrued interest, of $25,500,000.

(c)	The rate shown represents yield-to-maturity.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
1

MassMutual Short-Duration Bond Fund — Portfolio of Investments

September 30, 2024

	Principal Amount	Value
Bonds & Notes — 84.3%
Corporate Debt — 45.4%
Aerospace & Defense — 0.5%
Boeing Co. 6.298% 5/01/29 (a)	$ 717,000	$ 754,346
Agriculture — 0.2%
Imperial Brands Finance PLC 5.500% 2/01/30 (a)	307,000	316,926
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC 5.303% 9/06/29	380,000	378,211
General Motors Financial Co., Inc. 5.800% 1/07/29	366,000	380,680
Hyundai Capital America 6.100% 9/21/28 (a)	356,000	375,572
Nissan Motor Acceptance Co. LLC 1.850% 9/16/26 (a)	815,000	763,814
		1,898,277
Auto Parts & Equipment — 0.1%
BorgWarner, Inc. 4.950% 8/15/29	155,000	157,579
Banks — 8.5%
ABN AMRO Bank NV 4.750% 7/28/25 (a)	1,585,000	1,577,950
ABQ Finance Ltd. 2.000% 7/06/26 (a)	1,200,000	1,143,240
Bank Negara Indonesia Persero Tbk. PT 5.280% 4/05/29 (a)	500,000	511,305
Barclays PLC 5.200% 5/12/26	440,000	442,745
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30	445,000	462,910
BPCE SA, (Acquired 5/21/24, Cost $430,000), 5.281% 5/30/29 (a) (b)	430,000	444,192
Credit Agricole SA 1 day USD SOFR + 1.860% 6.316% VRN 10/03/29 (a)	596,000	633,747
Danske Bank AS 1 yr. CMT + 0.730% 1.549% VRN 9/10/27 (a)	809,000	766,996
Discover Bank 5 yr. USD SOFR ICE Swap Rate + 1.730% 5.974% VRN 8/09/28	625,000	645,386
HDFC Bank Ltd. 5.196% 2/15/27 (a)	500,000	507,316
ING Groep NV 1 day USD SOFR + 1.440% 5.335% VRN 3/19/30	445,000	460,577

	Principal Amount	Value
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 1.522% 4.203% VRN 7/23/29	$ 600,000	$597,768
Macquarie Group Ltd. 1 day USD SOFR + 1.069% 1.340% VRN 1/12/27 (a)	804,000	771,157
Morgan Stanley 1 day USD SOFR + 1.630% 5.449% VRN 7/20/29	739,000	767,894
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554% 4.858% VRN 9/11/30	400,000	403,177
Societe Generale SA 1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	807,000	771,026
Synovus Bank 5.625% 2/15/28	653,000	656,529
Truist Financial Corp. 1 day USD SOFR + 2.446% 7.161% VRN 10/30/29	515,000	564,504
UBS Group AG 1 yr. CMT + 1.080% 1.364% VRN 1/30/27 (a)	875,000	837,625
Wells Fargo & Co. 1 day USD SOFR + 1.740% 5.574% VRN 7/25/29	369,000	383,909
		13,349,953
Chemicals — 1.7%
Celanese US Holdings LLC
6.165% 7/15/27	307,000	318,115
6.350% 11/15/28	560,000	591,264
MEGlobal Canada ULC 5.000% 5/18/25 (a)	1,050,000	1,048,686
Yara International ASA 4.750% 6/01/28 (a)	764,000	761,724
		2,719,789
Commercial Services — 0.6%
Triton Container International Ltd. 2.050% 4/15/26 (a)	1,040,000	994,730
Computers — 0.8%
Genpact Luxembourg SARL/Genpact USA, Inc. 6.000% 6/04/29	813,000	851,391
Kyndryl Holdings, Inc. 2.700% 10/15/28	475,000	439,934
		1,291,325
Diversified Financial Services — 2.1%
Ally Financial, Inc. 1 day USD SOFR + 3.260% 6.992% VRN 6/13/29	375,000	396,417

The accompanying notes are an integral part of the financial statements.
2

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Avolon Holdings Funding Ltd. 4.250% 4/15/26 (a)	$ 312,000	$ 308,773
5.750% 11/15/29 (a)	430,000	443,810
BGC Group, Inc. 4.375% 12/15/25	1,340,000	1,327,303
Macquarie Airfinance Holdings Ltd. 6.400% 3/26/29 (a)	113,000	117,610
REC Ltd. 2.250% 9/01/26 (a)	800,000	764,933
		3,358,846
Electric — 2.1%
Adani Transmission Step-One Ltd. 4.000% 8/03/26 (a)	500,000	484,936
Alliant Energy Finance LLC 1.400% 3/15/26 (a)	1,630,000	1,551,043
Engie SA 5.250% 4/10/29 (a)	870,000	898,891
Pacific Gas & Electric Co. 5.550% 5/15/29	405,000	420,688
		3,355,558
Engineering & Construction — 0.1%
MasTec, Inc. 5.900% 6/15/29	208,000	217,067
Entertainment — 0.6%
Warnermedia Holdings, Inc. 4.054% 3/15/29	1,075,000	1,018,385
Food — 1.4%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.500% 1/15/27	805,000	770,166
The Kroger Co. 4.650% 9/15/29	439,000	441,425
Smithfield Foods, Inc. 4.250% 2/01/27 (a)	995,000	978,483
		2,190,074
Hand & Machine Tools — 0.2%
Regal Rexnord Corp. 6.050% 4/15/28	250,000	259,930
Home Furnishing — 0.4%
LG Electronics, Inc. 5.625% 4/24/27 (a)	250,000	256,900
5.625% 4/24/29 (a)	288,000	300,467
		557,367
Housewares — 0.2%
Newell Brands, Inc. 6.375% 9/15/27 (c)	369,000	373,208

	Principal Amount	Value
Insurance — 4.0%
Athene Global Funding 1.730% 10/02/26 (a)	$ 935,000	$ 886,188
Brighthouse Financial Global Funding 5.650% 6/10/29 (a)	375,000	387,354
CNO Global Funding 2.650% 1/06/29 (a)	525,000	480,439
Enstar Group Ltd. 4.950% 6/01/29	875,000	879,839
GA Global Funding Trust 5.500% 1/08/29 (a)	890,000	922,737
Jackson National Life Global Funding 4.600% 10/01/29 (a) (d)	216,000	215,432
Lincoln National Corp., (Acquired 4/19/23, Cost $731,429), 3.800% 3/01/28 (b) (c)	825,000	809,900
RGA Global Funding 5.448% 5/24/29 (a)	538,000	560,090
Sammons Financial Group, Inc. 4.450% 5/12/27 (a)	1,154,000	1,141,781
		6,283,760
Internet — 0.8%
Prosus NV 3.257% 1/19/27 (a)	1,250,000	1,206,059
Investment Companies — 5.2%
Antares Holdings LP 2.750% 1/15/27 (a)	485,000	454,191
3.950% 7/15/26 (a)	880,000	855,583
Capital Corp. 2.875% 6/15/28	475,000	438,120
ARES Capital Corp. 5.950% 7/15/29	430,000	441,372
ARES Strategic Income Fund 6.350% 8/15/29 (a)	770,000	787,116
Blackstone Private Credit Fund 2.625% 12/15/26	813,000	768,733
Blackstone Secured Lending Fund 2.750% 9/16/26	525,000	501,671
5.875% 11/15/27	195,000	198,284
Blue Owl Credit Income Corp. 4.700% 2/08/27	783,000	768,280
Blue Owl Technology Finance Corp. II 6.750% 4/04/29 (a)	881,000	885,125
Golub Capital BDC, Inc. 2.500% 8/24/26	1,115,000	1,057,444
HPS Corporate Lending Fund 6.250% 9/30/29 (a) (c)	425,000	432,659
6.750% 1/30/29 (a)	522,000	540,688
		8,129,266

The accompanying notes are an integral part of the financial statements.
3

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.5%
Las Vegas Sands Corp. 6.000% 8/15/29	$ 735,000	$ 763,815
Machinery - Construction & Mining — 0.6%
Weir Group PLC 2.200% 5/13/26 (a)	1,036,000	996,443
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (a)	575,000	565,924
Charter Communications Operating LLC/Charter Communications Operating Capital 2.250% 1/15/29	385,000	342,787
Paramount Global 3.700% 6/01/28	950,000	901,398
		1,810,109
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp. 5.100% 3/01/30	420,000	425,682
Oil & Gas — 1.8%
Helmerich & Payne, Inc. 4.850% 12/01/29 (a)	760,000	749,606
Occidental Petroleum Corp. 5.200% 8/01/29	425,000	432,056
Parkland Corp. 5.875% 7/15/27 (a)	455,000	453,828
Patterson-UTI Energy, Inc. 3.950% 2/01/28	1,220,000	1,174,698
		2,810,188
Packaging & Containers — 0.3%
Smurfit Kappa Treasury ULC 5.200% 1/15/30 (a)	440,000	454,549
Pharmaceuticals — 1.5%
Bayer US Finance II LLC 4.375% 12/15/28 (a)	525,000	518,133
Hikma Finance USA LLC 3.250% 7/09/25 (a)	1,150,000	1,131,893
Viatris, Inc. 2.300% 6/22/27	816,000	768,889
		2,418,915
Pipelines — 0.8%
Enbridge, Inc. 5.300% 4/05/29	435,000	450,413
EQM Midstream Partners LP 5.500% 7/15/28	450,000	456,033

	Principal Amount	Value
Harvest Midstream I LP 7.500% 9/01/28 (a)	$ 391,000	$ 400,120
		1,306,566
Private Equity — 0.6%
Hercules Capital, Inc. 2.625% 9/16/26	966,000	912,892
Real Estate — 0.7%
MAF Sukuk Ltd. 4.500% 11/03/25 (a)	1,025,000	1,022,684
Real Estate Investment Trusts (REITS) — 4.9%
CubeSmart LP 2.250% 12/15/28	650,000	597,787
EPR Properties 3.750% 8/15/29	175,000	163,645
4.500% 6/01/27	900,000	886,855
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% 12/15/27 (a)	1,125,000	1,048,714
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	450,000	451,823
Omega Healthcare Investors, Inc. 4.750% 1/15/28	989,000	987,331
Piedmont Operating Partnership LP 9.250% 7/20/28	800,000	895,344
Store Capital LLC 4.500% 3/15/28	925,000	907,661
Sun Communities Operating LP 5.500% 1/15/29	430,000	442,628
VICI Properties LP/VICI Note Co., Inc. 3.750% 2/15/27 (a)	395,000	385,251
Vornado Realty LP 2.150% 6/01/26	403,000	383,736
WEA Finance LLC 3.500% 6/15/29 (a)	500,000	468,899
		7,619,674
Retail — 0.2%
Advance Auto Parts, Inc. 5.900% 3/09/26	343,000	346,539
Savings & Loans — 0.2%
Nationwide Building Society 4.000% 9/14/26 (a)	297,000	292,773
Semiconductors — 0.4%
Intel Corp. 3.750% 3/25/27	300,000	294,761
SK Hynix, Inc. 5.500% 1/16/27 (a)	300,000	306,375
		601,136

The accompanying notes are an integral part of the financial statements.
4

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.7%
Tower Bersama Infrastructure Tbk. PT 4.250% 1/21/25 (a)	$ 1,100,000	$ 1,096,425
TOTAL CORPORATE DEBT (Cost $70,790,045)		71,310,835
Non-U.S. Government Agency Obligations — 38.9%
Automobile Asset-Backed Securities — 0.9%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D 1.490% 9/18/26	339,000	331,431
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C 5.200% 9/16/30 (a)	400,000	402,961
Westlake Automobile Receivables Trust, Series 2022-2A, Class D 5.480% 9/15/27 (a)	700,000	704,310
		1,438,702
Commercial Mortgage-Backed Securities — 3.5%
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (e)	2,280,000	2,120,495
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958% VRN 4/15/46 (e)	1,015,000	691,012
One New York Plaza Trust Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 7.412% FRN 1/15/36 (a)	2,106,000	1,956,328
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 7.962% FRN 1/15/36 (a)	760,000	658,793
		5,426,628
Credit Card Asset-Backed Securities — 0.6%
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1 6.050% 7/15/27 (a)	1,000,000	1,016,012
Home Equity Asset-Backed Securities — 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014% 4.081% FRN 10/25/34	49,895	48,712

	Principal Amount	Value
Other Asset-Backed Securities — 19.7%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314% 5.411% FRN 9/15/41 (a)	$ 28,307	$ 27,991
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.812% 7.094% FRN 10/20/31 (a)	2,352,000	2,354,117
Affirm Asset Securitization Trust, Series 2024-B, Class A 4.620% 9/15/29 (a)	1,000,000	1,000,803
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500% 6.695% FRN 10/18/31 (a)	500,000	500,348
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD Term SOFR + 1.812% 7.094% FRN 10/20/31 (a)	3,700,000	3,706,105
BHG Securitization Trust, Series 2021-B, Class C 2.240% 10/17/34 (a)	3,736,000	3,467,354
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B 3.780% 9/26/33 (a)	501,243	486,819
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600% 6.901% FRN 10/15/31 (a)	1,000,000	1,001,337
Canyon Capital CLO Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.442% 6.743% FRN 7/15/34 (a)	900,000	900,338
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B 5.095% 4/15/39 (a)	707,996	483,431
CF Hippolyta Issuer LLC, Series 2020-1, Class B1 2.280% 7/15/60 (a)	577,448	551,920
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C 3.450% 1/25/34 (a)	1,033,726	998,965
Flatiron CLO 20 Ltd., Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.380% 6.508% FRN 5/20/36 (a)	1,000,000	1,002,240
Goodgreen Trust Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,836,419	1,619,087

The accompanying notes are an integral part of the financial statements.
5

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	$ 680,952	$ 632,627
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,479,737	1,378,795
GreenSky Home Improvement Trust, Series 2024-1, Class A4 5.670% 6/25/59 (a)	800,000	811,626
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	468,707	417,844
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	92,797	83,242
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	225,007	206,615
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	143,283	134,247
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	75,397	69,434
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	605,854	572,998
Hilton Grand Vacations Trust, Series 2019-AA, Class C 2.840% 7/25/33 (a)	462,426	446,407
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B 4.458% 11/15/39 (a)	1,757,143	1,071,826
Mosaic Solar Loan Trust, Series 2018-2GS, Class A 4.200% 2/22/44 (a)	505,709	476,525
Mosaic Solar Loans LLC, Series 2017-1A, Class A 4.450% 6/20/42 (a)	80,508	78,810
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD Term SOFR + 1.422% 6.723% FRN 7/15/34 (a)	500,000	500,099
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662% 6.946% FRN 7/25/30 (a)	1,375,000	1,376,581
Oxford Finance Funding LLC, Series 2020-1A, Class B 4.037% 2/15/28 (a)	339,904	337,017
PFS Financing Corp., Series 2022-A, Class B 2.770% 2/15/27 (a)	800,000	790,832
PVOne LLC, Series 2023-2A, Class A 7.670% 9/17/35 (a)	812,201	820,038
RR 8 Ltd., Series 2020-8A, Class A1R, 3 mo. USD Term SOFR + 1.350% 6.675% FRN 7/15/37 (a)	1,000,000	1,000,279

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C 3.510% 7/20/37 (a)	$ 109,971	$ 108,287
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680% 6.531% FRN 4/18/33 (a)	750,000	750,131
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270% 1.000% FRN 10/15/35 (a) (d)	750,000	750,000
		30,915,115
Student Loans Asset-Backed Securities — 5.7%
Chase Education Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.482% 5.814% FRN 3/28/68	286,969	265,897
College Avenue Student Loans LLC, Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764% 6.619% FRN 11/26/46 (a)	291,181	290,266
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	219,039	189,461
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	98,680	81,649
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	80,965	68,871
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	37,950	33,379
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	149,221	137,182
Goal Structured Solutions Trust, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614% 6.895% FRN 9/25/43 (a)	100,000	88,621
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	1,210,820	1,158,832
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	688,402	674,425
Nelnet Student Loan Trust, Series 2018-5A, Class B, 1 mo. USD Term SOFR + 1.564% 6.419% FRN 2/25/67 (a)	1,000,000	943,677
SLM Student Loan Trust
Series 2005-4, Class B, 90 day USD SOFR Average + 0.442% 5.801% FRN 7/25/55	384,181	360,054
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.831% FRN 10/25/40	388,896	364,423

The accompanying notes are an integral part of the financial statements.
6

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2005-5, Class B, 90 day USD SOFR Average + 0.512% 5.871% FRN 10/25/40	$ 407,899	$ 372,918
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.931% FRN 1/25/55	276,949	262,530
Series 2004-1, Class B, 90 day USD SOFR Average + 0.762% 6.121% FRN 7/25/39	244,277	233,207
Series 2003-4, Class B, 90 day USD SOFR Average + 0.912% 6.281% FRN 6/15/38	152,923	145,512
SMB Private Education Loan Trust
Series 2016-C, Class A2B, 1 mo. USD Term SOFR + 1.214% 6.311% FRN 9/15/34 (a)	9,811	9,797
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 6.992% FRN 9/15/53 (a)	885,784	898,063
SoFi Alternative Trust, Series 2019-C, Class PT, 5.240% VRN 1/25/45 (a) (e)	1,371,230	1,355,577
SoFi Professional Loan Program LLC, Series 2019-A, Class BFX 4.110% 6/15/48 (a)	870,000	800,659
Wachovia Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.562% 5.921% FRN 10/25/40	229,996	198,427
		8,933,427
Whole Loan Collateral Collateralized Mortgage Obligations — 8.5%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7, 6.643% VRN 8/25/34 (e)	4,506	4,487
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class M1, 2.472% VRN 5/25/66 (a) (e)	7,095,350	5,234,710
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% VRN 10/25/69 (a) (e)	750,000	750,028
Series 2024-INV2, Class A3, 5.441% VRN 10/25/69 (a) (e)	750,000	750,029
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 6.266% VRN 2/25/34 (e)	30,495	29,281
OBX Trust, Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (e)	2,501,000	1,765,280

	Principal Amount	Value
TRK Trust, Series 2021-INV1, Class M1, 2.585% VRN 7/25/56 (a) (e)	$ 1,222,000	$1,004,959
Verus Securitization Trust
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (e)	2,247,000	1,738,143
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (e)	2,129,000	2,088,434
		13,365,351
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $67,341,118)		61,143,947
U.S. Government Agency Obligations and Instrumentalities (f) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239 1 yr. CMT + 2.143% 6.356% FRN 3/01/37	39,124	39,656
TOTAL BONDS & NOTES (Cost $138,171,032)		132,494,438
TOTAL LONG-TERM INVESTMENTS (Cost $138,171,032)		132,494,438
Short-Term Investments — 15.3%
Commercial Paper — 12.7%
Alimentation Couche-Tard, Inc. 5.039% 10/11/24 (a)	2,000,000	1,996,937
Avangrid, Inc. 5.037% 10/15/24 (a)	2,000,000	1,995,796
EIDP, Inc. 5.753% 12/02/24 (a)	2,000,000	1,983,232
Microchip Technology, Inc. 5.460% 10/18/24 (a)	3,000,000	2,992,358
Nutrien Financial US LLC 5.012% 10/30/24 (a)	5,000,000	4,979,250
Spire, Inc. 5.324% 10/15/24 (a)	6,000,000	5,987,605
		19,935,178

Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	821,925	821,925

The accompanying notes are an integral part of the financial statements.
7

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (h)	$3,249,821	$3,249,821
TOTAL SHORT-TERM INVESTMENTS (Cost $24,006,597)		24,006,924
TOTAL INVESTMENTS — 99.6% (Cost $162,177,629) (i)		156,501,362
Other Assets/(Liabilities) — 0.4%		584,502
NET ASSETS — 100.0%		$157,085,864

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $116,504,491 or 74.17% of net assets.

(b)
Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $1,254,092 or 0.80% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $964,974 or 0.61% of net assets. The Fund received $164,482 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2024.

(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $3,249,958. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 2/15/54, and an aggregate market value, including accrued interest, of $3,314,894.

(i)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	58.2%
Cayman Islands	9.6%
France	2.0%
United Kingdom	1.9%
Canada	1.4%
Netherlands	1.3%
India	1.1%
Indonesia	1.0%
Ireland	0.8%
China	0.8%
Qatar	0.7%
Jordan	0.7%
Kuwait	0.7%
United Arab Emirates	0.7%
Bermuda	0.6%
Republic of Korea	0.5%
Switzerland	0.5%
Australia	0.5%
Denmark	0.5%
Brazil	0.5%
Germany	0.3%
Total Long-Term Investments	84.3%
Short-Term Investments and Other Assets and Liabilities	15.7%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
8

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	12/31/24	396	$82,292,165	$171,741
Short
U.S. Treasury Long Bond	12/19/24	24	$(2,994,857)	$14,357
U.S. Treasury Ultra 10 Year	12/19/24	62	(7,338,152)	3,746
U.S. Treasury Ultra Bond	12/19/24	1	(134,083)	989
U.S. Treasury Note 5 Year	12/31/24	282	(30,967,313)	(19,640)
				$(548)

The accompanying notes are an integral part of the financial statements.
9

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

September 30, 2024

	Principal Amount	Value
Bonds & Notes — 84.4%
Non-U.S. Government Agency Obligations — 57.7%
Automobile Asset-Backed Securities — 12.5%
American Credit Acceptance Receivables Trust, Series 2021-2, Class E 2.540% 7/13/27 (a)	$4,700,000	$4,655,453
BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2 5.542% 10/27/31 (a)	1,559,758	1,570,273
Carvana Auto Receivables Trust, Series 2021-N3, Class B 0.660% 6/12/28	872,539	838,562
Drive Auto Receivables Trust
Series 2021-1, Class D, 1.450% 1/16/29	3,775,076	3,712,589
Series 2021-3, Class C, 1.470% 1/15/27	852,852	848,479
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	1,819,860	1,770,422
Series 2020-3A, Class E, 3.440% 8/17/26 (a)	3,412,257	3,380,175
Series 2023-5A, Class A2, 6.200% 4/15/26	160,047	160,134
Flagship Credit Auto Trust, Series 2021-2, Class C 1.270% 6/15/27 (a)	4,914,179	4,824,175
Ford Credit Auto Owner Trust, Series 2018-1, Class C 3.490% 7/15/31 (a)	3,500,000	3,480,098
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class C 5.310% 6/14/29 (a)	1,100,000	1,103,827
Santander Drive Auto Receivables Trust, Series 2021-2, Class D 1.350% 7/15/27	2,805,087	2,761,730
Westlake Automobile Receivables Trust, Series 2023-4A, Class A2 6.230% 1/15/27 (a)	1,323,392	1,330,382
		30,436,299
Commercial Mortgage-Backed Securities — 3.7%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD Term SOFR + 1.797% 6.894% FRN 7/15/35 (a)	1,150,000	1,141,378

	Principal Amount	Value
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD Term SOFR + 2.047% 7.144% FRN 12/15/37 (a)	$250,836	$250,523
COMM Mortgage Trust, Series 2015-LC19, Class D 2.867% 2/10/48 (a)	2,457,000	2,259,779
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD Term SOFR + 2.364% 7.462% FRN 7/15/38 (a)	1,158,346	1,158,346
Series 2021-ESH, Class F, 1 mo. USD Term SOFR + 3.814% 8.912% FRN 7/15/38 (a)	1,603,864	1,603,863
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 7.397% FRN 2/15/39 (a)	900,000	846,413
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335% 7.190% FRN 5/25/38 (a)	1,870,749	1,873,082
		9,133,384
Home Equity Asset-Backed Securities — 1.1%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729% 5.584% FRN 4/25/36	872,075	860,268
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374% 5.229% FRN 3/25/37	188,016	185,173
Point Securitization Trust, Series 2024-1, Class A1 6.500% 6/25/54 (a)	1,567,616	1,573,576
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class A4, 1 mo. USD Term SOFR + 0.284% 5.139% FRN 1/25/37	84,450	83,289
		2,702,306
Other Asset-Backed Securities — 27.9%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314% 5.411% FRN 9/15/41 (a)	30,430	30,090

The accompanying notes are an integral part of the financial statements.
10

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ACHV ABS Trust, Series 2024-1PL, Class A 5.900% 4/25/31 (a)	$1,434,106	$1,446,228
Affirm Asset Securitization Trust
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	91,500	90,551
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	34,463	34,421
Series 2023-A, Class 1A, 6.610% 1/18/28 (a)	10,710,000	10,755,163
Series 2023-X1, Class A, 7.110% 11/15/28 (a)	1,934,114	1,941,652
Series 2023-X1, Class B, 7.770% 11/15/28 (a)	2,250,000	2,277,701
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	2,013,482	2,049,906
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	1,224,235	1,244,553
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	206,974	205,169
Series 2021-A, Class A, 1.420% 11/17/33 (a)	1,505,645	1,457,007
Series 2022-C, Class A, 5.320% 10/17/35 (a)	584,223	584,183
Series 2023-A, Class A, 5.550% 4/17/36 (a)	1,910,800	1,915,138
CARS-DB4 LP, Series 2020-1A, Class A1 2.690% 2/15/50 (a)	1,256,473	1,242,407
Conn’s Receivables Funding LLC, Series 2024-A, Class A 7.050% 1/16/29 (a)	468,535	468,956
FCI Funding LLC, Series 2024-1A, Class A 5.440% 8/15/36 (a)	968,903	970,114
FNA VI LLC, Series 2021-1A, Class A 1.350% 1/10/32 (a)	2,087,298	1,955,211
GreenSky Home Improvement Trust, Series 2024-1, Class A2 5.880% 6/25/59 (a)	4,000,000	4,050,959
Hilton Grand Vacations Trust, Series 2022-2A, Class C 5.570% 1/25/37 (a)	811,792	814,281
LL ABS Trust, Series 2022-1A, Class B 5.050% 11/15/29 (a)	504,663	504,187
Marlette Funding Trust
Series 2022-2A, Class B, 5.500% 8/15/32 (a)	1,647,366	1,647,724
Series 2023-2A, Class A, 6.040% 6/15/33 (a)	111,855	111,905

	Principal Amount	Value
MCA Fund Holding LLC, Series 2020-1, Class A 3.250% 11/15/35 (a)	$546,460	$529,512
MVW Owner Trust, Series 2018-1A, Class A 3.450% 1/21/36 (a)	248,346	246,786
NP SPE II LLC, Series 2019-1A, Class A1 2.574% 9/20/49 (a)	103,286	100,444
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	4,068,236	3,861,715
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	2,299,571	2,205,485
Oxford Finance Funding LLC, Series 2020-1A, Class A2 3.101% 2/15/28 (a)	3,604,575	3,571,783
Pagaya AI Debt Grantor Trust
Series 2024-8, Class A, 5.331% 1/15/32 (a)	5,000,000	5,012,558
Series 2024-5, Class A, 6.278% 10/15/31 (a)	1,730,309	1,753,905
Pagaya AI Debt Trust
Series 2024-4, Class B, 6.539% 8/15/31 (a)	4,489,828	4,552,957
Series 2023-5, Class A, 7.179% 4/15/31 (a)	386,875	387,531
PFS Financing Corp., Series 2022-A, Class B 2.770% 2/15/27 (a)	1,100,000	1,087,395
PVOne LLC, Series 2023-2A, Class A 7.670% 9/17/35 (a)	952,490	961,680
RAM LLC, Series 2024-1, Class A 6.669% 2/15/39 (a)	3,048,218	3,076,997
Reach ABS Trust, Series 2024-1A, Class A 6.300% 2/18/31 (a)	801,682	806,109
Reach Financial LLC, Series 2023-1A, Class A 7.050% 2/18/31 (a)	951,840	954,535
SBA Tower Trust, Series 2014-2A, Class C, 3.869% STEP 10/15/49 (a)	3,200,000	3,198,937
		68,105,835
Real Estate Investment Trusts (REITS) — 0.6%
SBA Tower Trust 2. 836% 1/15/50 (a)	1,375,000	1,365,124

The accompanying notes are an integral part of the financial statements.
11

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Student Loans Asset-Backed Securities — 5.5%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	$123,010	$95,390
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	9,831	8,647
Series 2019-AGS, Class A2, 1 mo. USD Term SOFR + 1.014% 5.869% FRN 1/25/47 (a)	121,326	116,390
JP Morgan Student Loan Trust, Series 2007-A, Class B, 90 day USD SOFR Average + 0.612% 5.971% FRN 6/28/39 (a)	148,509	132,646
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX 2.340% 10/25/48 (a)	37,719	36,889
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	3,682,357	3,349,694
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	761,304	712,939
Navient Student Loan Trust, Series 2016-7A, Class A, 30 day USD SOFR Average + 1.264% 6.545% FRN 3/25/66 (a)	946,221	953,063
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + 0.432% 5.803% FRN 3/23/37	523,365	505,942
Series 2006-2, Class B, 90 day USD SOFR Average + 0.462% 5.821% FRN 1/25/38	269,434	229,550
Series 2006-3, Class B, 90 day USD SOFR Average + 0.512% 5.861% FRN 6/25/41	112,706	100,758
Series 2004-3, Class B, 90 day USD SOFR Average + 0.612% 5.971% FRN 10/25/40	545,845	539,489
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.895% FRN 6/25/41 (a)	295,000	287,103
SLC Student Loan Trust
Series 2006-2, Class B, 90 day USD SOFR Average + 0.492% 5.861% FRN 12/15/39	154,861	137,724
Series 2005-2, Class B, 90 day USD SOFR Average + 0.542% 5.911% FRN 3/15/40	489,815	444,275

	Principal Amount	Value
SLM Student Loan Trust
Series 2006-4, Class B, 90 day USD SOFR Average + 0.462% 5.821% FRN 1/25/70	$108,215	$100,837
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.831% FRN 10/25/40	200,789	188,153
Series 2006-2, Class B, 90 day USD SOFR Average + 0.482% 5.841% FRN 1/25/41	195,695	182,356
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.931% FRN 1/25/55	166,169	157,518
Series 2004-3, Class B, 90 day USD SOFR Average + 0.732% 6.091% FRN 10/25/64	104,156	98,394
SMB Asset-Backed Repackaging Trust, Series 2024-R1, Class M 6.000% 9/15/54 (a)	3,797,334	3,778,966
SMB Private Education Loan Trust, Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 6.081% FRN 7/15/36 (a)	510,861	509,111
SoFi Alternative Trust, Series 2019-C, Class PT, 5.240% VRN 1/25/45 (a) (b)	346,708	342,750
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX 3.600% 2/25/48 (a)	400,690	393,111
		13,401,695
Whole Loan Collateral Collateralized Mortgage Obligations — 6.4%
Angel Oak Mortgage Trust, Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (b)	1,888,644	1,801,363
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3, 1.435% VRN 3/25/60 (a) (b)	444,619	426,932
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064% 5.500% FRN 8/25/49 (a)	603,114	575,037
COLT Mortgage Loan Trust, Series 2022-1, Class A1, 2.284% VRN 12/27/66 (a) (b)	6,969,406	6,398,105
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3, 1.128% VRN 5/25/65 (a) (b)	300,748	282,818
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274% 5.129% FRN 11/25/36	162,648	163,659

The accompanying notes are an integral part of the financial statements.
12

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	$551,007	$460,563
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 5.919% FRN 2/25/60 (a)	234,019	226,063
PSMC Trust, Series 2020-2, Class A2, 3.000% VRN 5/25/50 (a) (b)	697,165	628,031
STAR Trust, Series 2021-1, Class A3, 1.528% VRN 5/25/65 (a) (b)	2,573,105	2,327,484
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (b)	1,000,000	870,381
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	662,215	643,202
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b)	781,415	680,519
Series 2019-INV2, Class A3, 4.219% VRN 7/25/59 (a) (b)	116,265	115,635
		15,599,792
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $141,508,962)		140,744,435
U.S. Government Agency Obligations and Instrumentalities (c) — 6.8%
Whole Loans — 6.8%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA6, Class M1, 30 day USD SOFR Average + 0.800% 6.080% FRN 10/25/41 (a)	1,190,713	1,190,708
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 6.130% FRN 11/25/41 (a)	1,058,697	1,057,173
Series 2022-DNA1, Class M1A, 30 day USD SOFR Average + 1.000% 6.280% FRN 1/25/42 (a)	435,089	435,249
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 6.580% FRN 2/25/42 (a)	1,627,397	1,631,788
Series 2020-DNA1, Class M2, 30 day USD SOFR Average + 1.814% 7.095% FRN 1/25/50 (a)	366,119	367,709

	Principal Amount	Value
Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000% 7.280% FRN 4/25/42 (a)	$2,050,683	$2,076,562
Series 2018-DNA3, Class M2A, 30 day USD SOFR Average + 2.214% 7.495% FRN 9/25/48 (a)	152,027	152,633
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 8.230% FRN 6/25/42 (a)	2,074,817	2,130,093
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 7.163% FRN 6/25/43 (a)	1,010,187	1,020,387
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 7.180% FRN 4/25/42 (a)	486,298	489,878
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 7.780% FRN 4/25/43 (a)	2,173,171	2,211,566
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 8.213% FRN 6/25/42 (a)	3,642,863	3,752,182
		16,515,928
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $16,388,518)		16,515,928
U.S. Treasury Obligations — 19.9%
U.S. Treasury Bonds & Notes — 19.9%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	785,259	495,609
0.125% 2/15/52	1,016,883	632,157
0.250% 2/15/50	734,034	486,983
0.625% 2/15/43	205,206	164,662
0.750% 2/15/42	974,372	811,871
0.750% 2/15/45	1,255,539	1,003,221
0.875% 2/15/47	781,782	627,498
1.000% 2/15/46	663,715	552,845
1.000% 2/15/48	446,418	366,652
1.000% 2/15/49	506,222	412,795
1.375% 2/15/44	1,349,560	1,230,466

The accompanying notes are an integral part of the financial statements.
13

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.500% 2/15/53	$740,677	$669,412
1.750% 1/15/28	1,201,080	1,210,761
2.125% 2/15/40	509,324	531,407
2.125% 2/15/41	660,680	691,172
2.125% 2/15/54	512,420	532,755
2.500% 1/15/29	952,231	993,079
3.375% 4/15/32	354,398	400,299
3.875% 4/15/29	478,315	527,863
U.S. Treasury Inflation-Indexed Notes
0.125% 4/15/25	2,435,360	2,391,966
0.125% 1/15/30	2,322,731	2,166,974
0.125% 7/15/30	2,392,163	2,224,281
0.125% 1/15/31	2,537,325	2,331,270
0.125% 7/15/31	2,112,336	1,932,276
0.125% 1/15/32	2,042,370	1,845,710
0.250% 7/15/29	1,475,544	1,399,832
0.500% 1/15/28	1,912,680	1,851,879
0.625% 7/15/32	2,598,072	2,432,448
0.750% 7/15/28 (d)	1,528,684	1,494,716
0.875% 1/15/29	1,993,024	1,945,619
1.125% 1/15/33	2,534,160	2,444,932
1.250% 4/15/28	2,097,200	2,077,299
1.375% 7/15/33	2,868,695	2,827,563
1.625% 10/15/27	2,919,868	2,938,970
1.750% 1/15/34	1,739,474	1,758,764
2.375% 10/15/28	2,156,448	2,239,552
		48,645,558
TOTAL U.S. TREASURY OBLIGATIONS (Cost $50,332,490)		48,645,558
TOTAL BONDS & NOTES (Cost $208,229,970)		205,905,921
TOTAL LONG-TERM INVESTMENTS (Cost $208,229,970)		205,905,921
Short-Term Investments — 15.3%
Commercial Paper — 15.1%
Alimentation Couche-Tard, Inc. 5.480% 10/10/24 (a)	4,000,000	3,994,434
CRH America Finance, Inc. 5.730% 10/08/24 (a)	3,000,000	2,996,711
5.733% 10/15/24 (a)	4,000,000	3,991,737
Dominion Energy South Carolina, Inc. 5.382% 10/16/24	5,000,000	4,988,864
Evergy, Inc. 4.959% 10/01/24	5,000,000	4,999,318

	Principal Amount	Value
HP, Inc. 4.993% 10/01/24 (a)	$2,000,000	$1,999,727
Hubbell, Inc. 4.983% 10/07/24 (a)	4,000,000	3,996,166
Microchip Technology, Inc. 5.470% 10/18/24 (a)	4,000,000	3,989,811
Penske Truck Leasing Co. LP 5.665% 10/15/24	4,000,000	3,991,543
Tampa Electric Co. 5.084% 10/15/24 (a)	2,000,000	1,995,972
		36,944,283
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (e)	563,043	563,043
TOTAL SHORT-TERM INVESTMENTS (Cost $37,508,934)		37,507,326
TOTAL INVESTMENTS — 99.7% (Cost $245,738,904) (f)		243,413,247
Other Assets/ (Liabilities) — 0.3%		685,689
NET ASSETS — 100.0%		$244,098,936

Abbreviation Legend

FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $166,155,620 or 68.07% of net assets.

(b)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2024.

(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).

The accompanying notes are an integral part of the financial statements.
14

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(e)
Maturity value of $563,067. Collateralized by U.S. Government Agency obligations with a rate of 2.875%, maturity date of 5/15/52, and an aggregate market value, including accrued interest, of $574,415.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

Date	Expiration	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra Bond	12/19/24	2	$268,196	$(2,008)
U.S. Treasury Note 2 Year	12/31/24	40	8,347,312	(17,624)
				$(19,632)
Short
U.S. Treasury Long Bond	12/19/24	11	$(1,391,628)	$25,565
U.S. Treasury Note 10 Year	12/19/24	15	(1,729,092)	14,873
U.S. Treasury Ultra 10 Year	12/19/24	6	(710,137)	356
U.S. Treasury Note 2 Year	12/31/24	299	(62,147,487)	(116,927)
U.S. Treasury Note 5 Year	12/31/24	13	(1,427,320)	(1,157)
				$(77,290)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date	Notional Amount			Value		Upfront Premium Paid/ (Received)		Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	1,500,000		$320		$ —		$320
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	3,000,000		(1,980)		—		(1,980)
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	7,000,000		6,399		—		6,399
							$4,739		$—		$4,739

The accompanying notes are an integral part of the financial statements.
15

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 16.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Barclays PLC*	11/26/24	USD	62,688,489	$3,096,243	$ —	$3,096,243
Fed Funds + 23.5 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	1/30/25	USD	64,812,301	1,489,006	—	1,489,006
Fed Funds + 18.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	10/31/24	USD	43,000,000	2,898,968	—	2,898,968
Fed Funds + 25.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	2/28/25	USD	14,021,051	210,480	—	210,480
								$7,694,697	$—	$7,694,697

*  Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
16

MassMutual Core Bond Fund — Portfolio of Investments

September 30, 2024

	Principal Amount	Value
Bonds & Notes — 99.6%
Corporate Debt — 37.9%
Aerospace & Defense — 0.4%
Boeing Co.
5.930% 5/01/60	$1,470,000	$1,408,065
6.858% 5/01/54 (a)	718,000	788,084
Embraer Netherlands Finance BV 7.000% 7/28/30 (a)	1,550,000	1,687,994
		3,884,143
Agriculture — 0.5%
Imperial Brands Finance PLC
5.500% 2/01/30 (a)	1,161,000	1,198,536
5.875% 7/01/34 (a)	1,935,000	2,011,676
Reynolds American, Inc. 5.850% 8/15/45	1,615,000	1,615,751
		4,825,963
Airlines — 0.1%
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.600% 9/01/27	240,919	237,594
Series 2024-1, Class AA, 5.450% 8/15/38	853,000	887,717
		1,125,311
Auto Manufacturers — 0.7%
Ford Motor Credit Co. LLC 5.303% 9/06/29	2,745,000	2,732,077
General Motors Co. 5.150% 4/01/38	1,295,000	1,241,476
Toyota Motor Credit Corp. 4.450% 5/18/26	3,070,000	3,092,131
		7,065,684
Banks — 6.2%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	4,040,000	3,408,956
3 mo. USD Term SOFR + 1.302% 3.419% VRN 12/20/28	2,945,000	2,864,903
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	2,025,000	1,871,882
Barclays PLC
5 yr. CMT + 5.867% 6.125% VRN (b)	1,500,000	1,494,946
5 yr. CMT + 5.431% 8.000% VRN (b)	3,118,000	3,283,538
BNP Paribas SA 5 yr. CMT + 3.196% 4.625% VRN (a) (b)	1,075,000	1,018,696

	Principal Amount	Value
BPCE SA, (Acquired 10/12/21, Cost $1,830,000), 1 day USD SOFR + 1.730% 3.116% VRN 10/19/32 (a) (c)	$1,830,000	$1,576,653
Citigroup, Inc. 10 yr. CMT + 2.757% 7.000% VRN (b)	1,904,000	2,037,485
Discover Bank 5 yr. USD SOFR ICE Swap Rate + 1.730% 5.974% VRN 8/09/28	4,583,000	4,732,489
The Goldman Sachs Group, Inc. 1 day USD SOFR + 1.210% 5.049% VRN 7/23/30	1,318,000	1,352,368
HSBC Holdings PLC
1 day USD SOFR + 1.520% 5.733% VRN 5/17/32	1,985,000	2,091,055
5 yr. CMT + 3.298% 6.875% VRN (b)	1,269,000	1,307,206
ING Groep NV 5 yr. USD Swap + 4.446% 6.500% VRN (b)	1,925,000	1,926,611
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31	1,975,000	1,816,504
Lloyds Banking Group PLC
5 yr. USD ICE Swap + 4.496% 7.500% VRN (b)	975,000	983,915
5 yr. CMT + 3.913% 8.000% VRN (b) (d)	2,050,000	2,196,302
Macquarie Bank Ltd. 5 yr. CMT + 1.700% 3.052% VRN 3/03/36 (a)	5,160,000	4,511,768
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36	3,540,000	2,962,090
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37	2,435,000	2,453,423
National Australia Bank Ltd. 5 yr. CMT + 1.700% 3.347% VRN 1/12/37 (a)	4,480,000	3,992,707
NatWest Group PLC 5 yr. CMT + 5.625% 6.000% VRN (b)	1,950,000	1,948,989
Nordea Bank Abp 5 yr. CMT + 2.660% 6.300% VRN (a) (b)	570,000	564,922
Societe Generale SA
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	2,440,000	2,331,232
5 yr. USD ICE Swap + 5.873% 8.000% VRN (a) (b)	1,975,000	1,994,914
SVB Financial Group, 5 yr. CMT + 3.074% 4.250% (b) (e)	301,000	376
Synovus Bank 5.625% 2/15/28	2,451,000	2,464,248

The accompanying notes are an integral part of the financial statements.
17

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Toronto-Dominion Bank 5 yr. CMT + 4.075% 8.125% VRN 10/31/82	$4,377,000	$4,695,698
UBS AG 7.950% 1/09/25	710,000	715,496
Wells Fargo & Co. 5 yr. CMT + 2.767% 6.850% VRN (b)	1,695,000	1,769,077
		64,368,449
Beverages — 0.3%
Bacardi Ltd./Bacardi-Martini BV 5.900% 6/15/43 (a)	697,000	717,391
Molson Coors Beverage Co. 4.200% 7/15/46	2,364,000	2,039,441
		2,756,832
Biotechnology — 0.3%
Amgen, Inc.
5.600% 3/02/43	1,417,000	1,488,683
5.750% 3/02/63	1,065,000	1,124,137
		2,612,820
Chemicals — 0.3%
Dow Chemical Co. 5.600% 2/15/54	1,121,000	1,157,826
LYB International Finance III LLC 4.200% 5/01/50	2,160,000	1,773,699
		2,931,525
Computers — 0.3%
Kyndryl Holdings, Inc.
2.700% 10/15/28	2,225,000	2,060,743
6.350% 2/20/34	570,000	609,379
		2,670,122
Diversified Financial Services — 2.4%
AerCap Holdings NV 5 yr. CMT + 4.535% 5.875% VRN 10/10/79 (d)	1,400,000	1,399,973
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	3,175,000	2,865,433
5 yr. CMT + 2.720% 6.950% VRN 3/10/55	364,000	377,391
Apollo Global Management, Inc. 5.800% 5/21/54	1,949,000	2,077,817
ARES Finance Co. III LLC 5 yr. CMT + 3.237% 4.125% VRN 6/30/51 (a)	2,745,000	2,616,933
ARES Finance Co. LLC 4.000% 10/08/24 (a)	2,180,000	2,179,179
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	1,770,000	1,652,835

	Principal Amount	Value
5.750% 11/15/29 (a)	$2,060,000	$2,126,162
BGC Group, Inc. 6.600% 6/10/29	2,560,000	2,648,164
Blue Owl Finance LLC
3.125% 6/10/31 (a)	2,825,000	2,475,196
4.125% 10/07/51 (a)	758,000	570,447
Charles Schwab Corp. 5 yr. CMT + 3.168% 4.000% VRN (b)	3,320,000	3,184,507
Voya Financial, Inc. 5.000% 9/20/34	693,000	689,132
		24,863,169
Electric — 2.3%
AES Corp. 5 yr. CMT + 3.201% 7.600% VRN 1/15/55	2,598,000	2,733,202
Cleveland Electric Illuminating Co. 5.950% 12/15/36	864,000	925,827
CMS Energy Corp. 4.700% 3/31/43	960,000	881,916
Dominion Energy South Carolina, Inc. 6.250% 10/15/53	946,000	1,102,715
Duke Energy Florida LLC 6.200% 11/15/53	1,012,000	1,162,879
Emera, Inc. 3 mo. USD LIBOR + 5.440% 6.750% VRN 6/15/76	2,600,000	2,615,002
Entergy Mississippi LLC 5.850% 6/01/54	775,000	839,632
Entergy Texas, Inc. 5.800% 9/01/53	2,242,000	2,394,801
IPALCO Enterprises, Inc. 5.750% 4/01/34	877,000	918,684
MidAmerican Energy Co. 5.300% 2/01/55	777,000	803,114
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547% 3.800% VRN 3/15/82	1,865,000	1,776,393
RWE Finance US LLC 5.875% 4/16/34 (a)	2,560,000	2,676,534
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52	2,163,000	2,056,601
5 yr. CMT + 4.550% 4.875% VRN (b)	1,690,000	1,671,860
Tampa Electric Co. 4.450% 6/15/49	676,000	609,785
Virginia Electric & Power Co. 5.350% 1/15/54	918,000	938,728
		24,107,673
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.279% 3/15/32 (d)	3,670,000	3,260,179

The accompanying notes are an integral part of the financial statements.
18

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.141% 3/15/52	$1,370,000	$1,056,646
		4,316,825
Food — 0.9%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.625% 1/15/32	2,285,000	2,089,060
The Kroger Co. 5.000% 9/15/34	1,614,000	1,627,459
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	3,215,000	2,724,298
3.000% 10/15/30 (a)	1,208,000	1,082,719
4.250% 2/01/27 (a)	1,720,000	1,691,448
		9,214,984
Gas — 0.2%
CenterPoint Energy Resources Corp. 6.625% 11/01/37	2,190,000	2,485,014
Health Care - Services — 0.7%
Cigna Group 4.800% 7/15/46	1,615,000	1,512,189
HCA, Inc. 5.900% 6/01/53	2,215,000	2,310,599
Humana, Inc. 5.750% 4/15/54	1,305,000	1,335,767
UnitedHealth Group, Inc. 5.750% 7/15/64	1,521,000	1,641,929
		6,800,484
Insurance — 7.0%
Allianz SE 5 yr. CMT + 2.973% 3.500% VRN (a) (b)	4,400,000	4,238,430
Allstate Corp., (Acquired 11/30/18, Cost $3,292,364), 3 mo. USD Term SOFR + 3.200% 8.318% VRN 8/15/53 (c)	3,220,000	3,236,100
Arthur J Gallagher & Co. 5.750% 7/15/54	904,000	943,615
Ascot Group Ltd. 4.250% 12/15/30 (a)	2,025,000	1,755,999
Athene Global Funding 2.673% 6/07/31 (a)	4,510,000	3,901,311
AXIS Specialty Finance LLC 5 yr. CMT + 3.186% 4.900% VRN 1/15/40	2,450,000	2,344,523
CNO Financial Group, Inc. 6.450% 6/15/34	2,483,000	2,624,821
CNO Global Funding 2.650% 1/06/29 (a)	2,145,000	1,962,937
Corebridge Financial, Inc. 5yr. CMT + 3.846% 6.875% VRN 12/15/52	5,159,000	5,340,391

	Principal Amount	Value
Enstar Finance LLC
HYB, 5 yr. CMT + 4.006% 5.500% VRN 1/15/42	$2,244,000	$2,093,166
5 yr. CMT + 5.468% 5.750% VRN 9/01/40 (d)	2,400,000	2,371,644
Equitable Holdings, Inc. 5 yr. CMT + 4.736% 4.950% VRN (b)	1,480,000	1,465,947
Fairfax Financial Holdings Ltd. 6.100% 3/15/55 (a)	2,535,000	2,639,636
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	1,611,000	1,415,425
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,275,000	3,135,386
6.750% 3/15/54 (a)	2,379,000	2,531,288
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a)	596,000	622,124
Hill City Funding Trust 4.046% 8/15/41 (a)	3,975,000	3,284,096
Jackson National Life Global Funding
4.600% 10/01/29 (a) (f)	1,469,000	1,465,138
5.600% 4/10/26 (a)	2,241,000	2,273,158
Kemper Corp. 3.800% 2/23/32	1,440,000	1,308,969
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315% 4.125% VRN 12/15/51 (a)	2,070,000	1,958,230
Markel Group, Inc. 6.000% 5/16/54	2,217,000	2,357,283
MetLife Capital Trust IV 7.875% 12/15/67 (a)	1,520,000	1,691,008
Pine Street Trust III 6.223% 5/15/54 (a)	2,655,000	2,878,145
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	4,555,000	3,970,952
4.450% 5/12/27 (a)	69,000	68,269
4.750% 4/08/32 (a)	90,000	84,632
6.875% 4/15/34 (a)	4,181,000	4,474,694
USF&G Capital I 8.500% 12/15/45 (a)	1,015,000	1,052,346
Vitality Re XV Ltd. 3 mo. U.S. T-Bill Rate + 2.500% 7.102% FRN 1/08/29 (a)	3,276,000	3,272,069
		72,761,732
Internet — 0.1%
Netflix, Inc. 5.400% 8/15/54	824,000	872,302
Investment Companies — 3.3%
Antares Holdings LP
2.750% 1/15/27 (a)	985,000	922,428

The accompanying notes are an integral part of the financial statements.
19

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.950% 7/15/26 (a)	$5,650,000	$5,493,233
8.500% 5/18/25 (a)	1,185,000	1,201,787
ARES Capital Corp. 5.875% 3/01/29	1,572,000	1,609,770
ARES Strategic Income Fund 6.350% 8/15/29 (a)	3,131,000	3,200,595
Blackstone Private Credit Fund 2.625% 12/15/26	5,360,000	5,068,154
Blackstone Secured Lending Fund
2.750% 9/16/26 (d)	1,950,000	1,863,351
5.875% 11/15/27	730,000	742,292
Blue Owl Credit Income Corp.
4.700% 2/08/27	2,970,000	2,914,164
5.800% 3/15/30 (a)	2,720,000	2,694,124
Blue Owl Technology Finance Corp. II 6.750% 4/04/29 (a)	2,083,000	2,092,753
Golub Capital BDC, Inc.
2.500% 8/24/26	2,635,000	2,498,982
6.000% 7/15/29 (d)	1,961,000	1,992,520
HPS Corporate Lending Fund 6.250% 9/30/29 (a) (d)	1,815,000	1,847,710
		34,141,863
Lodging — 0.1%
Las Vegas Sands Corp. 6.200% 8/15/34	1,280,000	1,340,324
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32	1,865,000	1,502,350
6.484% 10/23/45	2,950,000	2,845,847
Paramount Global
5 yr. CMT + 3.999% 6.375% VRN 3/30/62	1,337,000	1,236,707
6.875% 4/30/36	1,760,000	1,783,379
Time Warner Cable LLC 6.750% 6/15/39	960,000	961,396
		8,329,679
Mining — 0.1%
Anglo American Capital PLC 5.750% 4/05/34 (a)	977,000	1,019,912
Oil & Gas — 1.9%
BP Capital Markets PLC 5 yr. CMT + 2.153% 6.450% VRN (b) (d)	1,150,000	1,209,723
EQT Corp. 7.000% STEP 2/01/30	2,370,000	2,587,604

	Principal Amount	Value
Helmerich & Payne, Inc. 5.500% 12/01/34 (a)	$2,680,000	$2,610,533
Occidental Petroleum Corp. 6.050% 10/01/54	2,611,000	2,650,820
Ovintiv, Inc.
6.500% 8/15/34	885,000	955,489
6.500% 2/01/38	1,380,000	1,478,795
7.100% 7/15/53	2,479,000	2,793,874
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,305,000	1,256,542
5.150% 11/15/29	2,950,000	2,913,149
Petroleos Mexicanos
5.350% 2/12/28	845,000	789,660
6.375% 1/23/45	585,000	407,766
6.500% 3/13/27	295,000	289,284
6.625% 6/15/38	202,000	153,096
		20,096,335
Oil & Gas Services — 0.2%
Nov, Inc. 3.950% 12/01/42	2,603,000	2,056,018
Pharmaceuticals — 0.7%
CVS Health Corp.
5.050% 3/25/48	1,650,000	1,506,004
5.875% 6/01/53	675,000	686,908
6.125% 9/15/39	895,000	943,694
CVS Pass-Through Trust 5.926% 1/10/34 (a)	1,397,802	1,421,216
Utah Acquisition Sub, Inc. 5.250% 6/15/46	3,370,000	2,958,253
		7,516,075
Pipelines — 1.5%
Energy Transfer LP
5.950% 5/15/54	1,041,000	1,065,412
5 yr. CMT + 5.306% 7.125% VRN (b)	2,750,000	2,809,194
EnLink Midstream LLC 5.650% 9/01/34	1,520,000	1,570,575
EnLink Midstream Partners LP
5.050% 4/01/45	625,000	562,130
5.450% 6/01/47	2,215,000	2,094,644
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295% 5.250% VRN 8/16/77	2,000,000	1,972,792
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372% 9.490% VRN (b)	2,590,000	2,578,842
Western Midstream Operating LP 5.450% 11/15/34	2,625,000	2,630,549
		15,284,138

The accompanying notes are an integral part of the financial statements.
20

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Private Equity — 1.3%
Apollo Management Holdings LP 5 yr. CMT + 3.266% 4.950% VRN 1/14/50 (a)	$1,805,000	$1,791,462
Brookfield Finance, Inc. 5.968% 3/04/54	2,386,000	2,591,415
Hercules Capital, Inc.
2.625% 9/16/26	3,352,000	3,167,716
3.375% 1/20/27	4,080,000	3,884,417
KKR Group Finance Co. VIII LLC 3.500% 8/25/50 (a)	920,000	674,070
KKR Group Finance Co. X LLC 3.250% 12/15/51 (a)	2,442,000	1,723,129
		13,832,209
Real Estate Investment Trusts (REITS) — 3.3%
Agree LP 5.625% 6/15/34	890,000	931,056
Broadstone Net Lease LLC 2.600% 9/15/31	3,401,000	2,860,640
EPR Properties
3.600% 11/15/31	880,000	784,458
3.750% 8/15/29	1,650,000	1,542,941
4.500% 6/01/27	4,150,000	4,089,388
Equinix Europe 2 Financing Corp. LLC 5.500% 6/15/34 (d)	1,840,000	1,930,770
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% 12/15/27 (a)	4,280,000	3,989,774
Kimco Realty OP LLC
4.125% 12/01/46	1,530,000	1,263,092
4.450% 9/01/47	1,055,000	913,300
Omega Healthcare Investors, Inc. 3.625% 10/01/29	3,160,000	2,978,156
Piedmont Operating Partnership LP
2.750% 4/01/32 (d)	1,055,000	855,712
9.250% 7/20/28	1,872,000	2,095,104
Service Properties Trust 4.950% 10/01/29 (d)	1,320,000	1,048,444
Store Capital LLC
4.500% 3/15/28	700,000	686,879
4.625% 3/15/29	5,140,000	5,038,459
WEA Finance LLC 2.875% 1/15/27 (a)	3,145,000	3,007,965
		34,016,138
Semiconductors — 0.1%
Intel Corp. 5.600% 2/21/54	1,080,000	1,052,602

	Principal Amount	Value
Software — 0.6%
Electronic Arts, Inc. 2.950% 2/15/51	$1,680,000	$1,159,540
Microsoft Corp. 2.921% 3/17/52	2,307,000	1,693,777
Oracle Corp. 5.375% 9/27/54	3,600,000	3,597,801
		6,451,118
Telecommunications — 0.9%
AT&T, Inc. 3.550% 9/15/55	6,263,000	4,580,975
Cisco Systems, Inc. 5.300% 2/26/54	428,000	454,103
Sprint Capital Corp. 8.750% 3/15/32	2,015,000	2,498,440
T-Mobile USA, Inc. 6.000% 6/15/54	1,477,000	1,627,337
		9,160,855
TOTAL CORPORATE DEBT (Cost $396,928,223)		391,960,298
Non-U.S. Government Agency Obligations — 20.5%
Automobile Asset-Backed Securities — 0.5%
Exeter Automobile Receivables Trust
Series 2024-5A, Class C, 4.640% 1/15/30	2,000,000	1,997,770
Series 2024-5A, Class D, 5.060% 2/18/31	3,500,000	3,495,209
		5,492,979
Commercial Mortgage-Backed Securities — 6.1%
Bank, Series 2020-BN30, Class MCDF, 3.016% VRN 12/15/53 (g)	3,165,000	1,756,402
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (g)	3,150,000	2,431,819
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (g)	4,800,000	3,425,570
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (g)	3,100,000	1,935,258
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (g)	16,248,000	13,314,547
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (g)	3,790,000	2,970,555
BMO Mortgage Trust, Series 2023-C4, Class A5, 5.117% VRN 2/15/56 (g)	1,300,000	1,332,270
BX Trust, Series 2023-LIFE, Class C 5.884% 2/15/28 (a)	600,000	572,072

The accompanying notes are an integral part of the financial statements.
21

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C 3.502% 8/10/56	$1,259,000	$1,059,678
COLEM Mortgage Trust, Series 2022-HLNE, Class D, 2.543% VRN 4/12/42 (a) (g)	1,900,000	1,439,817
COMM Mortgage Trust
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (g)	1,200,000	1,164,698
Series 2015-CR23, Class C, 4.408% VRN 5/10/48 (g)	1,050,000	991,609
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD Term SOFR + 2.364% 7.462% FRN 10/15/43 (a)	3,365,000	2,983,490
Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864% 7.962% FRN 10/15/43 (a)	1,162,000	954,873
GS Mortgage Securities Trust, Series 2019-GC39, Class C, 4.005% VRN 5/10/52 (g)	1,357,000	1,050,297
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 6.847% FRN 2/15/39 (a)	3,500,000	3,392,068
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 7.197% FRN 2/15/39 (a)	5,800,000	5,598,702
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 7.397% FRN 2/15/39 (a)	3,200,000	3,009,469
LEX Mortgage Trust, Series 2024-BBG, Class A, 4.874% VRN 10/13/33 (a) (f) (g)	3,300,000	3,294,804
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864% 6.962% FRN 3/15/38 (a)	2,021,699	1,959,892
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	803,964
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (g)	1,278,000	803,671
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214% 7.312% FRN 7/15/39 (a)	4,879,000	3,406,784
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class B, 4.556% 6/16/51	390,000	368,002

	Principal Amount	Value
Series 2021-FCMT, Class B, 1 mo. USD Term SOFR + 1.964% 7.062% FRN 5/15/31 (a)	$3,000,000	$2,925,055
		62,945,366
Home Equity Asset-Backed Securities — 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD Term SOFR + 1.074% 5.929% FRN 11/25/33	1,143,977	1,143,723
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD Term SOFR + 1.314% 6.169% FRN 11/25/35 (a)	175,690	174,811
Unlock HEA Trust, Series 2024-1, Class A 7.000% 4/25/39 (a)	1,473,738	1,478,181
		2,796,715
Other Asset-Backed Securities — 9.4%
AASET Trust, Series 2021-2A, Class B 3.538% 1/15/47 (a)	853,934	767,163
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550% 7.829% FRN 4/26/35 (a)	1,750,000	1,755,056
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440% 6.755% FRN 7/25/37 (a)	2,000,000	2,006,048
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500% 6.782% FRN 1/20/33 (a)	1,750,000	1,750,744
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470% 6.789% FRN 7/10/37 (a)	1,000,000	1,002,650
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320% 6.599% FRN 4/18/35 (a)	1,000,000	1,000,250
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510% 6.844% FRN 7/25/37 (a)	1,700,000	1,704,359
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530% 6.827% FRN 7/20/37 (a)	2,000,000	2,013,544

The accompanying notes are an integral part of the financial statements.
22

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600% 6.901% FRN 10/15/31 (a)	$2,000,000	$2,002,674
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	551,255	499,683
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	484,886	431,735
CAUTO, Series 2024-3A, Class A1 4.400% 10/15/54 (a) (f) (h)	2,500,000	2,458,022
CIFC Funding Ltd.
Series 2018-2A, Class A1R, 3 mo. USD Term SOFR + 1.370% 1.000% FRN 10/20/37 (a) (f)	3,350,000	3,350,000
Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 6.778% FRN 7/16/37 (a)	2,650,000	2,656,736
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.520% 6.802% FRN 4/20/37 (a)	3,000,000	3,007,500
Flatiron CLO 20 Ltd., Series 2020-1A, Class BR, 3 mo. USD Term SOFR + 1.920% 7.048% FRN 5/20/36 (a)	500,000	501,111
Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD Term SOFR + 1.600% 6.721% FRN 11/22/31 (a)	1,000,000	1,000,571
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,945,185	1,714,981
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	753,024	699,584
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	363,282	339,906
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	743,592	692,867
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (g)	949,095	886,721
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700% 6.982% FRN 1/20/31 (a)	1,300,000	1,300,650
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	286,811	260,233
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	327,453	291,919

	Principal Amount	Value
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	$98,597	$88,445
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	304,063	279,210
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	79,264	72,995
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	576,133	544,888
HPS Loan Management Ltd., Series 2023-18A, Class B, 3 mo. USD Term SOFR + 2.950% 8.232% FRN 7/20/36 (a)	1,000,000	1,012,381
Juniper Valley Park CLO Ltd., Series 2023-1A, Class BR, 3 mo. USD Term SOFR + 1.550% 6.832% FRN 7/20/36 (a)	1,350,000	1,351,459
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (a)	1,363,995	1,261,754
MACH 1 Cayman Ltd., Series 2019-1, Class A 3.474% 10/15/39 (a)	887,904	825,866
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD Term SOFR + 1.862% 7.163% FRN 7/15/30 (a)	2,090,000	2,094,023
Marble Point CLO XIX Ltd., Series 2020-3A, Class AR, 3 mo. USD Term SOFR + 1.400% 6.680% FRN 1/19/34 (a)	2,250,000	2,252,545
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,673,270
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	779,649
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450% 7.729% FRN 4/18/36 (a)	700,000	702,206
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580% 6.881% FRN 4/15/37 (a)	2,000,000	2,011,040
Mosaic Solar Loan Trust, Series 2018-1A, Class A 4.010% 6/22/43 (a)	120,531	114,522
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	263,307	250,120
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	109,370	107,063

The accompanying notes are an integral part of the financial statements.
23

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class B, 3 mo. USD Term SOFR + 1.912% 7.213% FRN 10/14/35 (a)	$1,350,000	$1,353,241
OCP CLO Ltd., Series 2023-27A, Class BR, 3 mo. USD Term SOFR + 1.700% 7.024% FRN 7/16/35 (a)	2,500,000	2,502,502
OHA Credit Funding 5 Ltd., Series 2020-5A, Class AR, 3 mo. USD Term SOFR + 1.350% 1.000% FRN 10/18/37 (a) (f)	5,000,000	5,000,000
Orion CLO Ltd., Series 2024-3A, Class A, 3 mo. USD Term SOFR + 1.560% 6.890% FRN 7/25/37 (a)	1,500,000	1,503,099
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112% 7.394% FRN 10/20/34 (a)	550,000	550,829
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD Term SOFR + 1.432% 6.687% FRN 10/30/34 (a)	2,000,000	2,004,638
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750% 7.035% FRN 4/25/32 (a)	1,100,000	1,101,365
RR 29 Ltd., Series 2024-29RA, Class A1R, 3 mo. USD Term SOFR + 1.390% 6.691% FRN 7/15/39 (a)	2,000,000	2,005,796
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850% 7.151% FRN 1/15/37 (a)	750,000	750,581
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D 3.170% 11/20/37 (a)	452,807	434,176
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (a)	37,134	36,846
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A 4.870% 7/20/48 (a)	530,611	483,104
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A 5.630% 7/20/51 (a)	1,168,321	1,202,641
Symphony CLO 39 Ltd., Series 2023-39A, Class B, 3 mo. USD Term SOFR + 2.300% 7.585% FRN 4/25/34 (a)	1,500,000	1,502,577

	Principal Amount	Value
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530% 6.837% FRN 4/17/37 (a)	$2,000,000	$2,009,362
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD Term SOFR + 1.962% 7.244% FRN 1/20/31 (a)	2,440,000	2,442,262
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	3,216,761	3,076,966
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,460,497	1,357,848
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	530,985	482,176
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD Term SOFR + 1.912% 7.194% FRN 10/20/32 (a)	1,100,000	1,100,887
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD Term SOFR + 1.542% 6.824% FRN 4/20/33 (a)	4,200,000	4,208,450
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a)	1,384,603	1,314,905
Voya CLO Ltd.
Series 2019-1A, Class A1RR, 3 mo. USD Term SOFR + 1.370% 1.000% FRN 10/15/37 (a) (f)	5,000,000	5,000,000
Series 2021-3A, Class B, 3 mo. USD Term SOFR + 1.862% 7.144% FRN 1/20/35 (a)	500,000	500,342
WAVE Trust, Series 2017-1A, Class C 6.656% 11/15/42 (a)	2,316,836	672,099
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270% 1.000% FRN 10/15/35 (a) (f)	4,750,000	4,750,000
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	414,170	409,985
		97,272,820
Real Estate Investment Trusts (REITS) — 0.3%
SBA Tower Trust 4.831% 10/15/29 (a) (f)	3,250,000	3,232,288
Student Loans Asset-Backed Securities — 1.7%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,162,213	1,081,250

The accompanying notes are an integral part of the financial statements.
24

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-A, Class C, 4.460% 12/28/48 (a)	$782,408	$744,535
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 6.041% FRN 2/01/43 (a) (g)	1,300,000	1,201,487
Series 2003-2, Class 2A1, 6.258% FRN 8/01/43 (a) (g)	1,950,000	1,811,345
Series 2013-1, Class B1, 30 day USD SOFR Average + 1.114% 6.395% FRN 11/25/33 (a)	428,575	425,346
Higher Education Funding I
Series 2004-1, Class B1, 5.784% FRN 1/01/44 (a) (g)	600,000	516,337
Series 2004-1, Class B2, 5.793% FRN 1/01/44 (a) (g)	600,000	516,199
Navient Student Loan Trust, Series 2018-EA, Class B 4.440% 12/15/59 (a)	730,000	715,858
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,300,094
Series 2014-3A, Class B, 30 day USD SOFR Average + 1.614% 6.895% FRN 10/25/50 (a)	975,000	929,593
Series 2015-2A, Class B, 30 day USD SOFR Average + 1.614% 6.895% FRN 5/26/54 (a)	1,130,000	1,108,537
SLC Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.462% 5.828% FRN 2/15/45	682,938	607,184
SLM Student Loan Trust
Series 2006-5, Class B, 90 day USD SOFR Average + 0.472% 5.831% FRN 10/25/40	1,409,044	1,320,373
Series 2005-8, Class B, 90 day USD SOFR Average + 0.572% 5.931% FRN 1/25/55	805,670	763,724
SMB Private Education Loan Trust, Series 2024-E, Class B 5.710% 10/16/56 (a)	2,500,000	2,510,931
SoFi Alternative Trust, Series 2019-C, Class PT, 5.240% VRN 1/25/45 (a) (g)	1,610,466	1,592,081
		18,144,874
Whole Loan Collateral Collateralized Mortgage Obligations — 2.2%
Banc of America Mortgage Trust, Series 2004-G, Class 2A7, 6.643% VRN 8/25/34 (g)	15,623	15,558

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class M1, 2.317% VRN 4/25/66 (a) (g)	$1,670,000	$1,228,123
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% VRN 10/25/69 (a) (g)	2,000,000	2,000,074
Series 2024-INV2, Class A3, 5.441% VRN 10/25/69 (a) (g)	2,000,000	2,000,077
Flagstar Mortgage Trust, Series 2021-6INV, Class A18, 2.500% VRN 8/25/51 (a) (g)	4,231,452	3,521,857
GS Mortgage-Backed Securities Trust, Series 2024-PJ8, Class B2, 6.952% VRN 2/25/55 (a) (f) (g)	3,000,000	3,143,669
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4, 2.500% VRN 6/25/51 (a) (g)	2,531,975	2,107,374
NMLT Trust, Series 2021-INV1, Class M1, 2.711% VRN 5/25/56 (a) (g)	3,723,000	2,860,994
STAR Trust, Series 2021-1, Class M1, 2.363% VRN 5/25/65 (a) (g)	5,273,000	4,356,162
Starwood Mortgage Residential Trust, Series 2021-3, Class M1, 2.491% VRN 6/25/56 (a) (g)	1,840,000	1,367,163
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1, 3.925% VRN 11/25/48 (a) (g)	19,152	18,520
		22,619,571
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $231,764,316)		212,504,613
Sovereign Debt Obligations — 0.2%
Mexico Government International Bond 4.750% 3/08/44	1,778,000	1,503,794
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,788,936)		1,503,794

The accompanying notes are an integral part of the financial statements.
25

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (i) — 30.8%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	$35,770	$37,086
Pass-Through Securities — 30.8%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	4,030,065	3,376,666
Pool #RA4255 2.000% 1/01/51	8,178,033	6,862,341
Pool #RA5576 2.500% 7/01/51	6,704,689	5,855,421
Pool #SD0905 3.000% 3/01/52	3,202,668	2,891,885
Pool #RA2483 3.500% 6/01/50	4,549,843	4,272,328
Pool #Z40047 4.000% 10/01/41	60,840	59,949
Pool #SD1523 4.000% 8/01/52	4,610,534	4,466,465
Pool #SD1603 4.000% 9/01/52	3,001,174	2,894,264
Pool #SD8245 4.500% 9/01/52	2,610,581	2,567,114
Pool #SD8257 4.500% 10/01/52	1,841,137	1,810,482
Pool #SD8266 4.500% 11/01/52	6,724,635	6,612,667
Pool #SD8268 5.500% 11/01/52	4,414,914	4,480,603
Pool #SD4364 5.500% 10/01/53	4,912,318	5,003,828
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51	5,917,974	5,164,658
Pool #FM8596 2.500% 9/01/51	2,075,133	1,812,280
Pool #FS3035 2.500% 4/01/52	7,431,468	6,501,752
Pool #MA3029 3.000% 6/01/32	1,251,340	1,219,239
Pool #MA3090 3.000% 8/01/32	429,316	418,063
Pool #FS1075 3.000% 3/01/52	3,276,151	2,976,729
Pool #CB3304 3.000% 4/01/52	5,012,079	4,554,003
Pool #CB3305 3.000% 4/01/52	5,997,775	5,442,115
Pool #AS1304 3.500% 12/01/28	282,810	279,426
Pool #MA1356 3.500% 2/01/43	2,970,844	2,827,942
Pool #CA6096 3.500% 6/01/50	6,112,172	5,699,252
Pool #FM4017 3.500% 8/01/50	316,860	297,533
Pool #CB3842 3.500% 6/01/52	9,591,359	9,001,094
Pool #MA4626 4.000% 6/01/52	9,869,334	9,490,004
Pool #CA1909 4.500% 6/01/48	1,913,144	1,908,791
Pool #CB3866 4.500% 6/01/52	5,101,413	5,048,357
Pool #CB4129 4.500% 7/01/52	4,652,363	4,585,076
Pool #MA4733 4.500% 9/01/52	3,724,426	3,662,414
Pool #AD6437 5.000% 6/01/40	164,328	168,692
Pool #AD6996 5.000% 7/01/40	1,031,821	1,059,606
Pool #AL8173 5.000% 2/01/44	400,834	411,990
Pool #MA4785 5.000% 10/01/52	1,392,288	1,392,931
Pool #MA4806 5.000% 11/01/52	4,375,106	4,378,547
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	11,563	11,825

	Principal Amount	Value
Pool #781468 6.500% 7/15/32	$1,126	$1,168
Pool #781496 6.500% 9/15/32	4,878	5,039
Pool #781124 7.000% 12/15/29	1,788	1,831
Pool #781319 7.000% 7/15/31	37,110	38,322
Pool #581417 7.000% 7/15/32	6,008	6,129
Pool #565982 7.000% 7/15/32	9,644	10,051
Pool #441009 8.000% 11/15/26	38	38
Pool #522777 8.000% 12/15/29	2,207	2,278
Pool #523043 8.000% 3/15/30	83	87
Pool #529134 8.000% 3/15/30	956	1,007
Pool #477036 8.000% 4/15/30	97	102
Pool #503157 8.000% 4/15/30	8,138	8,564
Pool #528714 8.000% 4/15/30	764	806
Pool #544640 8.000% 11/15/30	6,761	7,154
Pool #531298 8.500% 8/15/30	200	207
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	2,347,269	2,150,472
Pool #MA6283 3.000% 11/20/49	4,261,569	3,901,612
Pool #MA6409 3.000% 1/20/50	4,436,800	4,062,041
Pool #MA4321 3.500% 3/20/47	2,644,814	2,510,313
Pool #MA8647 5.000% 2/20/53	3,773,056	3,783,537
Pool #MA8725 5.000% 3/20/53	3,810,408	3,820,993
Pool #MA8947 5.000% 6/20/53	2,094,211	2,098,719
Pool #MA8429 5.500% 11/20/52	5,982,000	6,048,468
Pool #MA8648 5.500% 2/20/53	1,516,409	1,532,311
Pool #MA8801 5.500% 4/20/53	4,794,158	4,845,929
Pool #MA8879 5.500% 5/20/53	4,210,963	4,256,436
Pool #MA8948 5.500% 6/20/53	1,344,484	1,358,583
Pool #MA9171 5.500% 9/20/53	3,984,291	4,026,072
Pool #MA9241 5.500% 10/20/53	3,534,320	3,569,173
Pool #MA9488 5.500% 2/20/54	2,492,532	2,518,281
Government National Mortgage Association II, TBA
2.500% 10/20/54 (f)	3,900,000	3,435,259
3.000% 10/20/54 (f)	12,100,000	11,034,862
3.500% 10/20/54 (f)	9,280,000	8,723,036
4.500% 10/20/54 (f)	2,000,000	1,974,528
5.000% 10/20/54 (f)	11,500,000	11,521,207
Uniform Mortgage-Backed Security, TBA
2.000% 10/01/54 (f)	6,300,000	5,209,312
2.500% 10/01/54 (f)	28,575,000	24,658,216
3.500% 10/01/54 (f)	13,150,000	12,249,533
4.000% 10/01/54 (f)	6,075,000	5,834,136
4.500% 10/01/54 (f)	3,625,000	3,563,686
5.000% 10/01/54 (f)	20,500,000	20,483,985

The accompanying notes are an integral part of the financial statements.
26

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 10/01/54 (f)	$19,400,000	$19,626,586
6.000% 10/01/54 (f)	10,300,000	10,525,715
		318,872,116
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $326,172,245)		318,909,202
U.S. Treasury Obligations — 10.2%
U.S. Treasury Bonds & Notes — 10.2%
U.S. Treasury Bonds
2.250% 8/15/49 (j)	29,050,000	20,117,601
3.000% 2/15/49	570,000	461,171
3.000% 8/15/52	9,000,000	7,231,666
4.125% 8/15/53	570,000	567,563
4.500% 2/15/44	19,600,000	20,426,875
4.750% 11/15/43	5,910,000	6,375,427
4.750% 11/15/53	2,730,000	3,015,477
U.S. Treasury Notes
1.625% 8/15/29	30,000,000	27,438,948
3.875% 8/15/33	18,000,000	18,147,384
4.000% 2/15/34	240,000	244,125
4.250% 2/28/31	1,550,000	1,602,890
		105,629,127
TOTAL U.S. TREASURY OBLIGATIONS (Cost $104,462,798)		105,629,127
TOTAL BONDS & NOTES (Cost $1,061,116,518)		1,030,507,034
TOTAL LONG-TERM INVESTMENTS (Cost $1,061,116,518)		1,030,507,034
Short-Term Investments — 18.4%
Commercial Paper — 16.0%
American Honda Finance Corp. 5.300% 12/11/24	4,000,000	3,960,944
Archer-Daniels-Midland Co. 4.918% 10/01/24 (a)	15,750,000	15,747,886
Cargill, Inc. 4.871% 10/04/24 (a)	7,500,000	7,495,928
CRH America Finance, Inc.
5.728% 12/05/24 (a)	4,000,000	3,964,169
5.733% 10/15/24 (a)	7,000,000	6,985,539
5.741% 10/08/24 (a)	4,000,000	3,995,615
EIDP, Inc. 5.148% 12/09/24 (a)	5,000,000	4,953,171

	Principal Amount	Value
Enbridge US, Inc. 5.094% 10/31/24 (a)	$12,000,000	$11,947,224
Evergy Kansas Central, Inc. 4.959% 10/01/24 (a)	20,100,000	20,097,257
Eversource Energy 5.089% 10/29/24 (a) (f)	10,000,000	9,961,110
Hubbell, Inc. 4.983% 10/07/24 (a)	12,000,000	11,988,497
Keurig Dr. Pepper, Inc. 4.953% 10/03/24 (a)	4,000,000	3,998,360
L3Harris Technologies, Inc. 5.078% 10/23/24 (a)	15,000,000	14,952,285
Magna International, Inc.
5.476% 10/31/24 (a)	5,000,000	4,978,489
5.671% 10/08/24 (a)	7,000,000	6,992,326
Microchip Technology, Inc. 5.470% 10/18/24 (a)	6,000,000	5,984,717
NextEra Energy Capital Holdings, Inc. 5.549% 10/24/24 (a)	7,000,000	6,976,716
Penske Truck Leasing Co. LP 5.665% 10/15/24	2,000,000	1,995,772
Tampa Electric Co. 5.084% 10/15/24 (a)	2,000,000	1,995,973
Volkswagen Financial Services
5.089% 10/24/24 (a)	2,000,000	1,993,348
5.091% 10/28/24 (a)	15,000,000	14,941,630
		165,906,956
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	13,631,015	13,631,015
	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (l)	$11,842,813	11,842,813
TOTAL SHORT-TERM INVESTMENTS (Cost $191,387,148)		191,380,784

The accompanying notes are an integral part of the financial statements.
27

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 118.0% (Cost $1,252,503,666) (m)		$1,221,887,818
Other Assets/ (Liabilities) — (18.0)%		(186,780,195)
NET ASSETS — 100.0%		$1,035,107,623

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $479,944,644 or 46.37% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)
Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $4,812,753 or 0.46% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $14,824,744 or 1.43% of net assets. The Fund received $1,524,104 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2024, these securities amounted to a value of $376 or 0.00% of net assets.

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2024.
(h)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $2,458,022 or 0.24% of net assets.

(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)
Maturity value of $11,843,313. Collateralized by U.S. Government Agency obligations with rates ranging from 3.625% - 4.000%, maturity dates ranging from 11/15/52 - 2/15/53, and an aggregate market value, including accrued interest, of $12,079,856.

(m)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	83.8%
Cayman Islands	6.6%
United Kingdom	2.4%
Canada	1.9%
France	1.0%
Australia	0.8%
Ireland	0.8%
Germany	0.7%
Bermuda	0.6%
Mexico	0.3%
Netherlands	0.2%
Brazil	0.2%
South Africa	0.1%
Switzerland	0.1%
Finland	0.1%
Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
28

MassMutual Core Bond Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	12/19/24	210	$26,210,390	$(131,015)
U.S. Treasury Ultra Bond	12/19/24	15	2,011,457	(15,051)
U.S. Treasury Note 2 Year	12/31/24	469	97,796,961	(131,375)
U.S. Treasury Note 5 Year	12/31/24	372	40,962,215	(85,809)
				$ (363,250)
Short
U.S. Treasury Ultra 10 Year	12/19/24	61	$(7,250,225)	$34,116

The accompanying notes are an integral part of the financial statements.
29

MassMutual Diversified Bond Fund — Portfolio of Investments

September 30, 2024

	Principal Amount	Value
Bonds & Notes — 94.6%
Corporate Debt — 42.2%
Aerospace & Defense — 0.6%
Boeing Co.
5.930% 5/01/60	$140,000	$134,101
6.858% 5/01/54 (a)	142,000	155,861
Embraer Netherlands Finance BV
7.000% 7/28/30 (a)	300,000	326,708
TransDigm, Inc.
5.500% 11/15/27	250,000	249,141
		865,811
Agriculture — 0.2%
Imperial Brands Finance PLC
5.875% 7/01/34 (a)	200,000	207,925
Reynolds American, Inc.
5.850% 8/15/45	120,000	120,056
		327,981
Airlines — 0.4%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A,
4.800% 2/15/29 (a)	309,588	309,191
United Airlines Pass-Through Trust
Series 2018-1, Class B, 4.600% 9/01/27	44,205	43,596
Series 2024-1, Class AA, 5.450% 8/15/38	163,000	169,634
		522,421
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
5.303% 9/06/29	315,000	313,517
General Motors Co.
5.200% 4/01/45	225,000	206,230
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a) (b)	320,000	319,432
		839,179
Banks — 6.5%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	310,000	261,578
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	460,000	425,218
Barclays PLC
5 yr. CMT + 3.410% 4.375% VRN (c)	375,000	335,648
5 yr. CMT + 5.431% 8.000% VRN (c)	290,000	305,396

	Principal Amount	Value
BNP Paribas SA 5 yr. CMT + 3.340%
4.625% VRN (a) (c)	$375,000	$326,567
BPCE SA (Acquired 7/02/19, Cost $687,600), 1 day USD SOFR + 1.730%
3.116% VRN 10/19/32 (a) (d)	450,000	387,702
Citigroup, Inc. 10 yr. CMT + 2.757%
7.000% VRN (c)	226,000	241,844
Citizens Financial Group, Inc. 1 day USD SOFR + 2.325%
6.645% VRN 4/25/35	346,000	379,871
Discover Bank 5 yr. USD SOFR ICE Swap Rate + 1.730%
5.974% VRN 8/09/28	468,000	483,265
HSBC Holdings PLC
6.500% 9/15/37	125,000	137,266
7.350% 11/27/32	415,000	460,609
Huntington Bancshares, Inc. 3 mo. USD Term SOFR + 3.142%
8.443% VRN (c)	510,000	509,326
ING Groep NV 5 yr. USD Swap + 4.446%
6.500% VRN (c)	675,000	675,565
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 2.515%
2.956% VRN 5/13/31	235,000	216,141
Lloyds Banking Group PLC 5 yr. CMT + 3.913%
8.000% VRN (b) (c)	605,000	648,177
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	650,000	568,343
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36	280,000	234,290
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37	185,000	186,400
Nordea Bank Abp 5 yr. CMT + 4.110%
6.625% VRN (a) (c)	275,000	278,356
Societe Generale SA
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	300,000	286,627
5 yr. USD ICE Swap + 5.873% 8.000% VRN (a) (c)	525,000	530,294
SVB Financial Group
4.100% (c) (e)	210,000	263
4.250% (c) (e)	590,000	738
Synovus Bank
5.625% 2/15/28	300,000	301,621

The accompanying notes are an integral part of the financial statements.
30

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	$358,000	$384,067
Wells Fargo & Co. 5 yr. CMT + 2.767%
6.850% VRN (c)	201,000	209,784
		8,774,956
Beverages — 0.4%
Bacardi Ltd.
5.150% 5/15/38 (a)	200,000	195,030
Molson Coors Beverage Co.
4.200% 7/15/46	366,000	315,751
		510,781
Biotechnology — 0.3%
Amgen, Inc.
5.600% 3/02/43	171,000	179,651
5.750% 3/02/63	150,000	158,329
		337,980
Building Materials — 0.3%
Standard Industries, Inc.
4.375% 7/15/30 (a)	200,000	189,301
4.750% 1/15/28 (a)	151,000	147,903
		337,204
Chemicals — 0.3%
Dow Chemical Co.
5.600% 2/15/54	147,000	151,829
LYB International Finance III LLC
4.200% 5/01/50	265,000	217,607
		369,436
Computers — 0.4%
Dell International LLC/EMC Corp.
8.350% 7/15/46	96,000	129,818
Kyndryl Holdings, Inc.
6.350% 2/20/34	116,000	124,014
Leidos, Inc.
5.500% 7/01/33	226,000	229,848
		483,680
Distribution & Wholesale — 0.4%
H&E Equipment Services, Inc.
3.875% 12/15/28 (a)	600,000	563,306
Diversified Financial Services — 2.7%
AerCap Holdings NV 5 yr. CMT + 4.535%
5.875% VRN 10/10/79 (b)	275,000	274,995
American Express Co. 1 day USD SOFR + 1.630%
5.915% VRN 4/25/35	201,000	214,400

	Principal Amount	Value
Apollo Global Management, Inc.
5.800% 5/21/54	$236,000	$251,598
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	295,000	281,237
ARES Finance Co. LLC
4.000% 10/08/24 (a)	375,000	374,859
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	375,000	350,177
BGC Group, Inc.
4.375% 12/15/25	475,000	470,499
6.600% 6/10/29	300,000	310,332
Blue Owl Finance LLC
3.125% 6/10/31 (a)	475,000	416,183
4.125% 10/07/51 (a)	84,000	63,216
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (c)	425,000	407,655
OneMain Finance Corp.
4.000% 9/15/30	220,000	195,949
		3,611,100
Electric — 1.8%
Berkshire Hathaway Energy Co.
5.950% 5/15/37	120,000	130,720
Cleveland Electric Illuminating Co.
5.950% 12/15/36	145,000	155,376
CMS Energy Corp.
4.700% 3/31/43	115,000	105,646
Dominion Energy South Carolina, Inc.
6.250% 10/15/53	57,000	66,443
Duke Energy Florida LLC
6.200% 11/15/53	133,000	152,829
Elwood Energy LLC
8.159% 7/05/26	38,447	36,140
Massachusetts Electric Co.
5.867% 2/26/54 (a)	355,000	382,297
MidAmerican Energy Co.
5.300% 2/01/55	104,000	107,495
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	475,000	452,433
Pacific Gas & Electric Co.
4.300% 3/15/45	160,000	133,826
Sempra 5 yr. CMT + 2.789%
6.875% VRN 10/01/54	332,000	344,134
Tampa Electric Co.
4.450% 6/15/49	94,000	84,792

The accompanying notes are an integral part of the financial statements.
31

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Virginia Electric & Power Co.
5.350% 1/15/54	$197,000	$201,448
6.000% 1/15/36	100,000	109,577
		2,463,156
Entertainment — 0.3%
Live Nation Entertainment, Inc.
5.625% 3/15/26 (a)	77,000	76,804
Warnermedia Holdings, Inc.
4.279% 3/15/32 (b)	275,000	244,291
5.141% 3/15/52	150,000	115,691
		436,786
Food — 1.0%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.750% 3/15/34 (a)	242,000	268,111
7.250% 11/15/53 (a)	260,000	303,313
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	375,000	317,764
3.000% 10/15/30 (a)	81,000	72,600
4.250% 2/01/27 (a)	340,000	334,356
		1,296,144
Health Care – Services — 0.2%
Humana, Inc.
5.750% 4/15/54	163,000	166,843
UnitedHealth Group, Inc.
5.750% 7/15/64	123,000	132,779
		299,622
Home Builders — 0.0%
Mattamy Group Corp.
4.625% 3/01/30 (a) (b)	35,000	33,509
Insurance — 7.4%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (c)	1,176,000	1,132,817
Allstate Corp., (Acquired 7/02/19, Cost $687,600), 3 mo. USD Term SOFR + 3.200%
8.318% VRN 8/15/53 (d)	640,000	643,200
Arthur J Gallagher & Co.
5.750% 7/15/54	115,000	120,040
Ascot Group Ltd.
4.250% 12/15/30 (a)	450,000	390,222
Athene Holding Ltd.
6.250% 4/01/54	355,000	378,447
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	400,000	382,779

	Principal Amount	Value
Brighthouse Financial, Inc.
3.850% 12/22/51	$575,000	$397,863
CNO Financial Group, Inc.
6.450% 6/15/34	158,000	167,024
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	600,000	621,096
Enstar Finance LLC 5 yr. CMT + 5.468%
5.750% VRN 9/01/40	910,000	899,248
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (c)	410,000	406,107
Fairfax Financial Holdings Ltd.
6.100% 3/15/55 (a)	295,000	307,177
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	310,000	272,366
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	955,000	914,288
6.750% 3/15/54 (a)	81,000	86,185
Jackson National Life Global Funding
4.600% 10/01/29 (a) (f)	180,000	179,527
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	255,000	241,231
Lincoln National Corp., (Acquired 11/15/22, Cost $169,000), 5 yr. CMT + 5.318%
9.250% VRN (c) (d)	169,000	185,901
Markel Group, Inc.
6.000% 5/16/54	259,000	275,388
MetLife Capital Trust IV
7.875% 12/15/67 (a)	225,000	250,314
Pine Street Trust III
6.223% 5/15/54 (a)	310,000	336,055
Prudential Financial, Inc. 5 yr. CMT + 3.162%
5.125% VRN 3/01/52	275,000	272,890
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	320,000	278,969
4.750% 4/08/32 (a)	790,000	742,881
USF&G Capital I
8.500% 12/15/45 (a)	95,000	98,495
		9,980,510
Investment Companies — 4.2%
Antares Holdings LP
2.750% 1/15/27 (a)	345,000	323,084
3.750% 7/15/27 (a)	605,000	573,714
8.500% 5/18/25 (a)	330,000	334,675

The accompanying notes are an integral part of the financial statements.
32

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ARES Capital Corp.
5.875% 3/01/29	$207,000	$211,974
ARES Strategic Income Fund
6.350% 8/15/29 (a)	560,000	572,448
Blackstone Private Credit Fund
2.625% 12/15/26	155,000	146,560
4.950% 9/26/27 (a)	212,000	210,102
Blackstone Secured Lending Fund
2.750% 9/16/26 (b)	375,000	358,337
Blue Owl Capital Corp.
8.450% 11/15/26 (a)	375,000	393,735
Blue Owl Credit Income Corp.
4.700% 2/08/27	410,000	402,292
Blue Owl Technology Finance Corp. II
6.750% 4/04/29 (a)	257,000	258,203
Golub Capital BDC, Inc.
2.500% 8/24/26	160,000	151,741
6.000% 7/15/29 (b)	593,000	602,531
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% 5/15/26	1,000,000	992,200
Sixth Street Specialty Lending, Inc.
6.125% 3/01/29	179,000	183,867
		5,715,463
Leisure Time — 1.0%
NCL Corp. Ltd.
6.250% 3/01/30 (a)	219,000	218,757
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (a)	485,000	489,748
Sabre GLBL, Inc.
8.625% 6/01/27 (a) (b)	250,000	245,906
11.250% 12/15/27 (a) (b)	325,000	337,238
		1,291,649
Lodging — 0.4%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
6.625% 1/15/32 (a)	500,000	506,128
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (a)	250,000	243,189
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% 2/01/32	440,000	354,442
6.484% 10/23/45	175,000	168,822

	Principal Amount	Value
CSC Holdings LLC
4.625% 12/01/30 (a)	$250,000	$126,873
5.000% 11/15/31 (a)	325,000	160,609
5.750% 1/15/30 (a)	200,000	103,527
DISH DBS Corp.
7.375% 7/01/28	223,000	167,125
Paramount Global
3.700% 6/01/28	300,000	284,652
5 yr. CMT + 3.999% 6.375% VRN 3/30/62	304,000	281,196
Time Warner Cable LLC
4.500% 9/15/42	180,000	137,929
6.750% 6/15/39	115,000	115,167
		2,143,531
Mining — 0.6%
Anglo American Capital PLC
6.000% 4/05/54 (a)	330,000	345,528
Novelis Corp.
3.875% 8/15/31 (a)	533,000	487,248
		832,776
Oil & Gas — 1.9%
Antero Resources Corp.
7.625% 2/01/29 (a)	74,000	76,351
BP Capital Markets PLC 5 yr. CMT + 2.153%
6.450% VRN (b) (c)	134,000	140,959
EQT Corp.
7.000% STEP 2/01/30	265,000	289,331
Occidental Petroleum Corp.
6.050% 10/01/54	307,000	311,682
Ovintiv, Inc.
6.500% 8/15/34	75,000	80,974
6.500% 2/01/38	160,000	171,454
7.100% 7/15/53	420,000	473,347
Patterson-UTI Energy, Inc.
5.150% 11/15/29	615,000	607,318
Petroleos Mexicanos
5.350% 2/12/28	190,000	177,557
6.375% 1/23/45	35,000	24,396
6.500% 3/13/27	65,000	63,741
Santos Finance Ltd.
3.649% 4/29/31 (a)	165,000	149,908
		2,567,018
Oil & Gas Services — 0.5%
Nov, Inc.
3.950% 12/01/42	254,000	200,626

The accompanying notes are an integral part of the financial statements.
33

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Weatherford International Ltd.
8.625% 4/30/30 (a)	$483,000	$503,296
		703,922
Pharmaceuticals — 0.8%
1375209 BC Ltd.
9.000% 1/30/28 (a) (b)	158,000	156,596
Bausch Health Cos., Inc.
11.000% 9/30/28 (a)	282,000	262,965
CVS Health Corp.
5.050% 3/25/48	115,000	104,964
5.875% 6/01/53	100,000	101,764
CVS Pass-Through Trust
5.926% 1/10/34 (a)	145,604	148,043
7.507% 1/10/32 (a)	10,120	10,790
Utah Acquisition Sub, Inc.
5.250% 6/15/46	405,000	355,517
		1,140,639
Pipelines — 1.2%
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785%
8.250% VRN 1/15/84	250,000	264,821
Energy Transfer LP
5.950% 5/15/54	138,000	141,236
5 yr. CMT + 5.134% 6.750% VRN (c)	270,000	268,584
EnLink Midstream Partners LP 3 mo. USD Term SOFR + 4.372%
9.313% VRN (c)	375,000	375,331
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295%
5.250% VRN 8/16/77	250,000	246,599
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
9.490% VRN (c)	325,000	323,600
		1,620,171
Private Equity — 1.4%
Apollo Management Holdings LP 5 yr. CMT + 3.266%
4.950% VRN 1/14/50 (a)	325,000	322,562
Brookfield Finance, Inc.
5.968% 3/04/54	279,000	303,020
Hercules Capital, Inc.
2.625% 9/16/26	738,000	697,427
3.375% 1/20/27	340,000	323,701
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	160,000	117,230

	Principal Amount	Value
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	$153,000	$107,960
		1,871,900
Real Estate Investment Trusts (REITS) — 3.1%
Broadstone Net Lease LLC
2.600% 9/15/31	605,000	508,876
EPR Properties
3.600% 11/15/31	185,000	164,914
3.750% 8/15/29	125,000	116,889
4.500% 6/01/27	355,000	349,815
4.950% 4/15/28	100,000	99,110
Equinix Europe 2 Financing Corp. LLC
5.500% 6/15/34	225,000	236,099
Omega Healthcare Investors, Inc.
3.625% 10/01/29	305,000	287,449
Piedmont Operating Partnership LP
2.750% 4/01/32	235,000	190,609
9.250% 7/20/28	133,000	148,851
Service Properties Trust
4.950% 10/01/29 (b)	590,000	468,623
Store Capital LLC
4.500% 3/15/28	225,000	220,782
4.625% 3/15/29	525,000	514,629
Ventas Realty LP
5.700% 9/30/43	85,000	87,788
WEA Finance LLC
2.875% 1/15/27 (a)	385,000	368,225
3.500% 6/15/29 (a)	375,000	351,674
		4,114,333
Retail — 0.5%
Nordstrom, Inc.
4.250% 8/01/31	440,000	387,556
Sonic Automotive, Inc.
4.875% 11/15/31 (a) (b)	277,000	255,733
		643,289
Software — 0.2%
Oracle Corp.
5.375% 9/27/54	330,000	329,798
Telecommunications — 1.0%
AT&T, Inc.
3.550% 9/15/55	664,000	485,673
Cisco Systems, Inc.
5.300% 2/26/54	49,000	51,988
Hughes Satellite Systems Corp.
6.625% 8/01/26 (b)	444,000	386,439
Sprint Capital Corp.
8.750% 3/15/32	141,000	174,829

The accompanying notes are an integral part of the financial statements.
34

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
T-Mobile USA, Inc.
6.000% 6/15/54	$190,000	$209,339
		1,308,268
TOTAL CORPORATE DEBT (Cost $58,958,719)		56,842,447
Non-U.S. Government Agency Obligations — 25.1%
Commercial Mortgage-Backed Securities — 7.7%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.249% VRN 7/05/40 (a) (g)	530,000	495,681
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class CMP,
4.024% VRN 11/05/32 (a) (g)	440,000	409,218
Bank
Series 2020-BN30, Class MCDF, 3.016% VRN 12/15/53 (g)	500,000	277,473
Series 2019-BN17, Class C, 4.660% VRN 4/15/52 (g)	331,000	284,919
Benchmark Mortgage Trust
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (g)	500,000	312,139
Series 2020-IG1, Class D, 3.347% VRN 9/15/43 (g)	400,000	118,765
BGME Trust, Series 2021-VR, Class D,
3.094% VRN 1/10/43 (a) (g)	3,100,000	2,429,741
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (g)	300,000	307,447
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD Term SOFR + 2.447%
7.544% FRN 12/15/37 (a)	572,453	571,738
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	186,853
COMM Mortgage Trust, Series 2015-CR23, Class C, 4.408% VRN 5/10/48 (g)	110,000	103,883
DC Office Trust
Series 2019-MTC, Class D, 3.174% VRN 9/15/45 (a) (g)	357,000	239,860
Series 2019-MTC, Class E, 3.174% VRN 9/15/45 (a) (g)	622,000	347,983

	Principal Amount	Value
DROP Mortgage Trust, Series 2021-FILE, Class D, 1 mo. USD Term SOFR + 2.864%
7.962% FRN 10/15/43 (a)	$998,000	$820,106
GS Mortgage Securities Trust, Series 2018-GS10, Class D
3.000% 7/10/51 (a)	599,000	420,222
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.558% VRN 7/10/39 (a) (g)	630,000	536,874
Jackson Park Trust, Series 2019-LIC, Class D,
3.351% VRN 10/14/39 (a) (g)	686,000	559,610
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C,
4.716% VRN 8/15/47 (g)	223,449	220,185
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
6.962% FRN 3/15/38 (a)	342,634	332,159
MFT Mortgage Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	205,000	139,082
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (g)	215,000	135,203
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD Term SOFR + 2.214%
7.312% FRN 7/15/39 (a)	864,000	603,292
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (g)	140,000	133,697
Series 2021-FCMT, Class C, 1 mo. USD Term SOFR + 2.514% 7.612% FRN 5/15/31 (a)	461,000	446,029
		10,432,159
Home Equity Asset-Backed Securities — 0.0%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
4.081% FRN 10/25/34	65,862	64,300
Other Asset-Backed Securities — 12.6%
AIMCO CLO, 3 mo. USD Term SOFR + 1.662%
6.947% FRN 4/17/31 (a)	250,000	250,371

The accompanying notes are an integral part of the financial statements.
35

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550%
7.829% FRN 4/26/35 (a)	$500,000	$501,444
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
6.755% FRN 7/25/37 (a)	500,000	501,512
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500%
6.695% FRN 10/18/31 (a)	500,000	500,348
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.599% FRN 4/18/35 (a)	500,000	500,125
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (a)	189,437	188,267
Canyon CLO Ltd., 3 mo. USD Term SOFR + 1.962%
7.263% FRN 10/15/34 (a)	500,000	500,638
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450%
6.778% FRN 7/16/37 (a)	500,000	501,271
DataBank Issuer LLC, Series 2021-1A, Class B
2.650% 2/27/51 (a)	300,000	281,561
Diameter Capital CLO 2 Ltd., 3 mo. USD Term SOFR + 1.482%
6.783% FRN 10/15/36 (a)	500,000	500,349
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARRR, 3 mo. USD Term SOFR + 1.240%
6.103% FRN 4/16/34 (a) (f)	750,000	750,132
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	121,776	113,134
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	67,068	62,752
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	82,841	72,056
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	371,407	321,732
Harbor Park CLO 18-1 Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.700%
6.982% FRN 1/20/31 (a)	500,000	500,250

	Principal Amount	Value
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	$38,996	$35,383
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	55,646	49,607
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	21,266	19,076
Series 2016-4A, Class A2, 4.290% 9/20/47 (a)	41,048	38,504
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (a)	225,200	141,872
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (a)	273,167	182,688
JG Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (a)	123,383	110,275
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	235,690	218,024
MACH 1 Cayman Ltd., Series 2019-1, Class B
4.335% 10/15/39 (a)	319,562	262,038
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3 mo. USD Term SOFR + 1.862%
7.163% FRN 7/15/30 (a)	950,000	951,829
Marble Point CLO XIX Ltd., Series 2020-3A, Class AR, 3 mo. USD Term SOFR + 1.400%
6.680% FRN 1/19/34 (a)	500,000	500,565
Mariner Finance Issuance Trust, Series 2021-AA, Class D
3.830% 3/20/36 (a)	381,000	363,430
MCA Fund Holding LLC, Series 2020-1, Class A
3.250% 11/15/35 (a)	294,248	285,122
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class CR, 3 mo. USD Term SOFR + 2.450%
7.729% FRN 4/18/36 (a)	250,000	250,788
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
6.881% FRN 4/15/37 (a)	500,000	502,760
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	18,228	17,844

The accompanying notes are an integral part of the financial statements.
36

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman CLO XX Ltd., 3 mo. USD Term SOFR + 1.912%
7.213% FRN 7/15/34 (a)	$500,000	$500,829
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
7.394% FRN 10/20/34 (a)	250,000	250,377
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (a)	341,661	261,353
Rad CLO 12 Ltd., 3 mo. USD Term SOFR + 1.432%
6.687% FRN 10/30/34 (a)	500,000	501,159
Rad CLO 4 Ltd., Series 2019-4A, Class B1R, 3 mo. USD Term SOFR + 1.750%
7.035% FRN 4/25/32 (a)	250,000	250,310
Renew Financial, Series 2021-1, Class M
3.210% 11/20/56 (a)	146,905	120,134
Rockford Tower CLO Ltd., 3 mo. USD Term SOFR + 1.982%
7.110% FRN 5/20/31 (a)	250,000	250,843
RRX 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD Term SOFR + 2.012%
7.313% FRN 1/15/37 (a)	250,000	250,290
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	20,757	20,439
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (a)	233,492	211,167
Store Master Funding I-VII & XIV, Series 2019-1, Class A4
4.490% 11/20/49 (a)	751,392	637,129
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	97,556	88,822
Symphony CLO 39 Ltd., Series 2023-39A, Class B, 3 mo. USD Term SOFR + 2.300%
7.585% FRN 4/25/34 (a)	500,000	500,859
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
6.837% FRN 4/17/37 (a)	500,000	502,340

	Principal Amount	Value
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
6.531% FRN 4/18/33 (a)	$500,000	$500,088
THL Credit Wind River CLO Ltd., 3 mo. USD Term SOFR + 1.962%
7.244% FRN 1/20/31 (a)	490,000	490,454
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,021,479	949,685
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	176,995	160,725
TICP CLO XIV Ltd., 3 mo. USD Term SOFR + 1.912%
7.194% FRN 10/20/32 (a)	250,000	250,202
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (a)	252,491	232,289
		16,905,241
Student Loans Asset-Backed Securities — 2.5%
College Avenue Student Loans LLC
Series 2021-A, Class D, 4.120% 7/25/51 (a)	156,055	145,861
Series 2019-A, Class C, 4.460% 12/28/48 (a)	116,971	111,309
Series 2019-A, Class D, 5.500% 12/28/48 (a)	86,136	79,626
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (a)	33,079	30,410
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B
3.500% 11/25/50 (a)	600,000	498,211
Goal Capital Funding Trust, 3 mo. USD LIBOR + 0.450%
5.783% FRN 8/25/42	268,910	243,683
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	140,000	137,288
Series 2018-1A, Class B, 30 day USD SOFR Average + 1.314% 6.595% FRN 3/25/67 (a)	250,000	231,602
Nelnet Student Loan Trust
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (g)	70,000	69,523
90 day USD SOFR Average + 0.512% 5.861% FRN 6/25/41	53,752	48,054
Series 2012-2A, Class B, 30 day USD SOFR Average + 1.114% 6.395% FRN 11/25/36 (a)	200,000	197,983

The accompanying notes are an integral part of the financial statements.
37

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-1A, Class B, 30 day USD SOFR Average + 1.114% 6.395% FRN 6/25/42 (a)	$150,000	$147,076
Series 2012-4A, Class B, 30 day USD SOFR Average + 1.114% 6.395% FRN 7/26/49 (a)	250,000	228,712
Series 2014-2A, Class B, 30 day USD SOFR Average + 1.614% 6.895% FRN 6/25/41 (a)	100,000	97,323
SLM Student Loan Trust
90 day USD SOFR Average + 0.462% 5.821% FRN 1/25/70	84,167	78,429
90 day USD SOFR Average + 0.472% 5.831% FRN 10/25/40	105,678	99,028
90 day USD SOFR Average + 0.552% 5.911% FRN 1/25/44	157,025	149,570
90 day USD SOFR Average + 0.732% 6.091% FRN 10/25/64	53,814	50,837
SMB Private Education Loan Trust
Series 2019-A, Class B, 4.000% 11/17/42 (a)	185,000	176,039
Series 2024-E, Class B, 5.710% 10/16/56 (a)	500,000	502,186
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD Term SOFR + 1.614%
6.469% FRN 1/25/36	19,062	19,042
		3,341,792
Whole Loan Collateral Collateralized Mortgage Obligations — 2.3%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (a) (g)	248,366	244,027
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (a) (g)	21,716	21,640
Banc of America Mortgage Trust, Series 2004-G, Class 2A7,
6.643% VRN 8/25/34 (g)	2,499	2,488
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (a) (g)	3,600,000	2,823,192
		3,091,347
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,015,421)		33,834,839

	Principal Amount	Value
Sovereign Debt Obligations — 0.1%
Mexico Government International Bond
4.750% 3/08/44	$174,000	$147,166
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $193,750)		147,166
U.S. Government Agency Obligations and Instrumentalities (h) — 23.4%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 2178, Class PB 7.000% 8/15/29	1,944	2,016
Pass-Through Securities — 23.4%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	429,127	359,552
Pool #RA4255 2.000% 1/01/51	864,638	725,534
Pool #SD0905 3.000% 3/01/52	648,642	585,698
Pool #SD1523 4.000% 8/01/52	974,056	943,619
Pool #SD1603 4.000% 9/01/52	641,472	618,621
Pool #SD8266 4.500% 11/01/52	1,344,927	1,322,533
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	419,017	365,941
Pool #FS3035 2.500% 4/01/52	1,382,599	1,209,628
Pool #MA3029 3.000% 6/01/32	177,213	172,667
Pool #MA3090 3.000% 8/01/32	72,765	70,858
Pool #AR3007 3.000% 2/01/43	76,886	71,344
Pool #FS1075 3.000% 3/01/52	663,524	602,882
Pool #CB3304 3.000% 4/01/52	1,019,406	926,238
Pool #CB3305 3.000% 4/01/52	1,251,334	1,135,405
Pool #AS1304 3.500% 12/01/28	38,718	38,255
Pool #MA1356 3.500% 2/01/43	393,518	374,589
Pool #CA6096 3.500% 6/01/50	863,466	805,132
Pool #FM4017 3.500% 8/01/50	53,934	50,644
Pool #CB3842 3.500% 6/01/52	2,033,932	1,908,761
Pool #CA1909 4.500% 6/01/48	311,265	310,557
Pool #CB3866 4.500% 6/01/52	752,668	744,840
Pool #CB4129 4.500% 7/01/52	981,691	967,493
Pool #AD6437 5.000% 6/01/40	21,389	21,957
Pool #AD6996 5.000% 7/01/40	134,825	138,455
Pool #AL8173 5.000% 2/01/44	52,967	54,442
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	273	282
Pool #587280 6.500% 9/15/32	392	401
Pool #550659 6.500% 9/15/35	41,459	43,306
Pool #538689 6.500% 12/15/35	4,485	4,686

The accompanying notes are an integral part of the financial statements.
38

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #780651 7.000% 10/15/27	$143	$145
Pool #462384 7.000% 11/15/27	104	106
Pool #482668 7.000% 8/15/28	259	263
Pool #581417 7.000% 7/15/32	366	373
Pool #423836 8.000% 8/15/26	59	59
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	394,499	361,424
Pool #MA6283 3.000% 11/20/49	713,660	653,380
Pool #MA6409 3.000% 1/20/50	745,865	682,865
Pool #MA4321 3.500% 3/20/47	468,352	444,535
Pool #MA8429 5.500% 11/20/52	1,709,143	1,728,134
Government National Mortgage Association II, TBA 5.000% 10/20/54 (f)	1,300,000	1,302,397
Uniform Mortgage-Backed Security, TBA
2.500% 10/01/54 (f)	1,800,000	1,553,273
4.500% 10/01/54 (f)	2,500,000	2,457,715
5.000% 10/01/54 (f)	3,900,000	3,896,953
5.500% 10/01/54 (f)	2,800,000	2,832,703
6.000% 10/01/54 (f)	1,000,000	1,021,914
		31,510,559
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $32,545,851)		31,512,575
U.S. Treasury Obligations — 3.8%
U.S. Treasury Bonds & Notes — 3.8%
U.S. Treasury Bonds
2.250% 8/15/49 (i)	2,140,000	1,481,985
U.S. Treasury Notes
4.875% 5/31/26 (b)	3,500,000	3,564,749
		5,046,734
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,985,927)		5,046,734
TOTAL BONDS & NOTES (Cost $134,699,668)		127,383,761
TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $17,008)		15,700

	Number of Shares	Value
Warrants — 0.0%
Materials — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (j) (k) (l)	150	$4,003
TOTAL WARRANTS (Cost $0)		4,003
TOTAL LONG-TERM INVESTMENTS (Cost $134,716,676)		127,403,464
	Principal Amount
Short-Term Investments — 17.2%
Commercial Paper — 12.6%
Alimentation Couche-Tard, Inc.
5.003% 10/03/24 (a)	$5,000,000	4,997,922
Avangrid, Inc.
5.037% 10/15/24 (a)	4,000,000	3,991,592
Microchip Technology, Inc.
5.460% 10/18/24 (a)	2,000,000	1,994,906
NextEra Energy Capital Holdings, Inc.
5.631% 10/04/24 (a)	4,000,000	3,997,808
WRKCo, Inc.
5.402% 10/03/24 (a)	2,000,000	1,999,180
		16,981,408
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio (m)	4,223,208	4,223,208
	Principal Amount
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (n)	$1,998,387	1,998,387
TOTAL SHORT-TERM INVESTMENTS (Cost $23,205,050)		23,203,003
TOTAL INVESTMENTS — 111.8% (Cost $157,921,726) (o)		150,606,467
Other Assets/ (Liabilities) — (11.8)%		(15,900,255)
NET ASSETS — 100.0%		$134,706,212

The accompanying notes are an integral part of the financial statements.
39

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)
Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $70,417,615 or 52.27% of net assets.

(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $8,791,302 or 6.53% of net assets. The Fund received $4,757,716 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is perpetual and has no stated maturity date.
(d)
Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $1,216,803 or 0.90% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2024, these securities amounted to a value of $1,001 or 0.00% of net assets.

(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2024.

(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	Investment is valued using significant unobservable inputs.
(k)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $4,003 or 0.00% of net assets.

(l)	Non-income producing security.
(m)	Represents investment of security lending cash collateral. (Note 2).
(n)
Maturity value of $1,998,472. Collateralized by U.S. Government Agency obligations with a rate of 3.625%, maturity date of 2/15/53, and an aggregate market value, including accrued interest, of $2,038,364.

(o)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	76.1%
Cayman Islands	7.5%
United Kingdom	2.8%
Canada	2.0%
France	1.7%
Bermuda	1.2%
Germany	0.8%
Australia	0.5%
Netherlands	0.5%
Ireland	0.5%
Mexico	0.3%
South Africa	0.3%
Brazil	0.2%
Finland	0.2%
Israel	0.0%
Total Long-Term Investments	94.6%
Short-Term Investments and Other Assets and Liabilities	5.4%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
40

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)
(#) OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call CHF Put	Goldman Sachs International*	11/22/24	0.89	149,000	USD	149,000	$81	$304	$(223)
USD Call ZAR Put	Morgan Stanley & Co. LLC*	11/27/24	18.21	25,000	USD	25,000	167	522	(355)
USD Call ZAR Put	Morgan Stanley & Co. LLC*	11/27/24	18.59	25,000	USD	25,000	98	349	(251)
							$346	$1,175	$(829)
Put
USD Put BRL Call	Bank of America N.A.*	10/04/24	5.37	50,000	USD	50,000	$74	$392	$(318)
USD Put BRL Call	Bank of America N.A.*	10/04/24	5.59	37,500	USD	37,500	953	775	178
USD Put BRL Call	Bank of America N.A.*	11/04/24	5.46	118,000	USD	118,000	1,887	870	1,017
USD Put BRL Call	Bank of America N.A.*	11/04/24	5.67	71,000	USD	71,000	3,027	1,375	1,652
USD Put MXN Call	Goldman Sachs International*	10/31/24	17.92	99,000	USD	99,000	14	684	(670)
USD Put MXN Call	Goldman Sachs International*	10/31/24	18.56	99,000	USD	99,000	100	1,851	(1,751)
USD Put KRW Call	Goldman Sachs International*	11/11/24	1,307.00	99,000	USD	99,000	1,050	493	557
USD Put KRW Call	Goldman Sachs International*	11/11/24	1,333.00	66,000	USD	66,000	1,411	676	735
USD Put ZAR Call	Morgan Stanley & Co. LLC*	10/03/24	17.69	50,000	USD	50,000	1,195	373	822
USD Put BRL Call	Morgan Stanley & Co. LLC*	10/23/24	5.36	50,000	USD	50,000	285	341	(56)
USD Put BRL Call	Morgan Stanley & Co. LLC*	10/23/24	5.55	50,000	USD	50,000	1,206	899	307
USD Put MXN Call	Morgan Stanley & Co. LLC*	2/06/25	18.06	240,000	USD	240,000	778	1,709	(931)
USD Put MXN Call	Morgan Stanley & Co. LLC*	2/06/25	19.13	240,000	USD	240,000	3,374	5,395	(2,021)
							$15,354	$15,833	$(479)
							$15,700	$17,008	$ (1,308)

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call MXN Put	Goldman Sachs International*	10/31/24	18.90	99,000	USD	99,000	$(4,661)	$(2,787)	$ (1,874)
USD Call MXN Put	Morgan Stanley & Co. LLC*	11/06/24	19.63	240,000	USD	240,000	(6,136)	(7,824)	1,688
							$(10,797)	$(10,611)	$(186)
Put
USD Put BRL Call	Morgan Stanley & Co. LLC*	11/04/24	5.67	42,000	USD	42,000	$(1,791)	$(1,731)	$(60)
							$(12,588)	$(12,342)	$(246)

The accompanying notes are an integral part of the financial statements.
41

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)
Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.*	11/05/24	MXN	6,452,068	USD	338,011	$ (11,992)
Bank of America N.A.*	11/12/24	ZAR	447,084	USD	25,000	790
Bank of America N.A.*	11/19/24	USD	103,548	CNH	734,672	(1,650)
Citibank N.A.*	11/19/24	USD	101,254	PHP	5,779,592	(1,864)
Goldman Sachs International*	11/05/24	USD	332,475	MXN	6,452,068	6,456
Goldman Sachs International*	11/12/24	PLN	1,413,163	USD	356,950	9,858
Goldman Sachs International*	11/19/24	USD	109,502	MYR	482,629	(7,831)
Goldman Sachs International*	4/23/25	BRL	974,700	USD	180,000	(6,324)
Goldman Sachs International*	4/28/25	TRY	2,351,750	USD	50,000	5,866
Goldman Sachs International*	5/09/25	TRY	4,768,300	USD	104,000	8,136
HSBC Bank PLC*	10/15/24	USD	150,098	CHF	132,730	(6,962)
HSBC Bank PLC*	10/22/24	USD	155,046	TWD	5,035,053	(4,315)
HSBC Bank PLC*	11/12/24	TRY	3,582,733	USD	95,503	4,847
HSBC Bank PLC*	11/12/24	HUF	125,551,017	USD	343,161	8,068
HSBC Bank PLC*	11/12/24	USD	213,065	CHF	179,543	(53)
HSBC Bank PLC*	11/19/24	THB	8,957,520	USD	257,956	21,303
JP Morgan Chase Bank N.A.*	10/08/24	BRL	653,149	USD	118,890	912
Morgan Stanley & Co. LLC*	10/09/24	PEN	559,089	USD	147,677	3,129
Morgan Stanley & Co. LLC*	10/15/24	CHF	132,730	USD	157,286	(226)
Morgan Stanley & Co. LLC*	11/05/24	BRL	1,273,701	USD	223,374	9,544
Morgan Stanley & Co. LLC*	11/12/24	USD	152,821	ZAR	2,821,353	(9,920)
Morgan Stanley & Co. LLC*	11/19/24	USD	261,802	SGD	345,024	(7,294)
						$20,478

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	12/19/24	68	$8,491,587	$ (46,837)
U.S. Treasury Ultra 10 Year	12/19/24	10	1,180,806	2,163
U.S. Treasury Ultra Bond	12/19/24	30	4,027,853	(35,040)
U.S. Treasury Note 2 Year	12/31/24	40	8,321,140	8,548
U.S. Treasury Note 5 Year	12/31/24	53	5,820,312	3,477
				$(67,689)

*	Contracts are subject to a master netting agreement or similar agreement.

The accompanying notes are an integral part of the financial statements.
42

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)
Currency Legend

BRL	Brazilian Real
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.
43

MassMutual High Yield Fund — Portfolio of Investments

September 30, 2024

	Principal Amount	Value
Bonds & Notes — 92.7%
Bank Loans — 10.1%
Advertising — 0.3%
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000% 10.404% VRN 4/11/29	$1,469,481	$1,376,595
Chemicals — 2.8%
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750% 8.615% VRN 12/29/27	4,141,797	3,595,619
LSF11 A5 Holdco LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500% 8.460% VRN 10/15/28	3,014,337	3,006,258
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250% 9.704% VRN 4/23/29 (a)	2,996,718	2,921,500
Polar US Borrower LLC, 2024 Term Loan B1B, 3 mo. U.S. (Fed) Prime Rate + 4.500% 13.000% VRN 10/16/28 (a)	1,994,315	1,455,850
		10,979,227
Computers — 0.7%
McAfee LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.250% 8.451% VRN 3/01/29	985,722	981,099
SonicWall US Holdings, Inc., 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500% 12.254% VRN 5/18/26	38,923	35,857
Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD Term SOFR + 4.000% 9.514% VRN 4/24/28	1,978,369	1,922,738
		2,939,694
Diversified Financial Services — 0.2%
Aretec Group, Inc., 2024 Term Loan B, 0.000% 8/09/30 (a)	994,999	973,577
Health Care - Services — 0.7%
LifePoint Health, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750% 10.054% VRN 11/16/28	865,634	863,902
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.500% 8.883% - 8.883% VRN 1/31/29 (a)	2,091,443	2,043,089
		2,906,991

	Principal Amount	Value
Media — 0.7%
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.500% 10.345% VRN 6/30/28	$2,068,361	$2,060,605
Sinclair Television Group, Inc., Term Loan B2B, 3 mo. USD Term SOFR + 2.500% 8.014% VRN 9/30/26	658,025	634,994
		2,695,599
Packaging & Containers — 0.3%
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250% 9.189% VRN 5/05/29 (a)	1,054,184	1,026,248
Pharmaceuticals — 0.2%
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.000% 7.402% VRN 11/15/27	634,843	616,096
Pipelines — 0.7%
ITT Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000% 7.945% VRN 10/11/30 (a)	2,909,615	2,912,030
Software — 3.2%
Banff Merger Sub, Inc.
2024 Term Loan B, 3 mo. USD Term SOFR + 3.750% 9.005% VRN 7/30/31 (a)	7,065,615	7,046,750
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.750% 11.005% VRN 7/30/32 (a)	1,590,349	1,564,506
Cloud Software Group, Inc., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 4.000% 8.604% VRN 3/30/29	1,960,088	1,950,483
Renaissance Holding Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 4.250% 9.095% VRN 4/05/30	1,865,113	1,863,211
Veritas US, Inc., 2021 USD Term Loan B, (Acquired 1/04/24, Cost $509,949), 1 mo. USD Term SOFR + 5.000% 9.960% VRN 9/01/25 (b)	566,382	529,374
		12,954,324

The accompanying notes are an integral part of the financial statements.
44

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.3%
Coral-US Co-Borrower, LLC, 2020 Term Loan B2, 0.000% 1/31/28 (a)	$1,000,705	$988,056
TOTAL BANK LOANS (Cost $40,217,839)		40,368,437
Corporate Debt — 82.6%
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc.
9.000% 9/15/28 (c)	710,000	754,814
7.500% 6/01/29 (c) (d)	500,000	430,629
7.875% 4/01/30 (c)	750,000	784,272
Stagwell Global LLC 5.625% 8/15/29 (c)	1,019,000	985,188
		2,954,903
Aerospace & Defense — 1.3%
Boeing Co.
6.388% 5/01/31 (c)	359,000	381,738
6.528% 5/01/34 (c)	938,000	1,006,723
Spirit AeroSystems, Inc. 9.750% 11/15/30 (c)	2,233,000	2,489,795
Triumph Group, Inc. 9.000% 3/15/28 (c)	1,076,000	1,126,373
		5,004,629
Airlines — 0.9%
American Airlines, Inc. 8.500% 5/15/29 (c)	1,488,000	1,578,789
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 11.000% 4/15/29 (c) (d)	1,020,234	1,024,315
United Airlines, Inc. 4.375% 4/15/26 (c)	934,000	919,008
		3,522,112
Auto Manufacturers — 0.5%
JB Poindexter & Co., Inc. 8.750% 12/15/31 (c)	2,011,000	2,126,158
Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd. 4.875% 8/15/26 (c)	1,734,000	1,717,971
Building Materials — 2.3%
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.625% 12/15/30 (c)	2,389,000	2,463,286
Knife River Corp. 7.750% 5/01/31 (c)	1,107,000	1,176,990
New Enterprise Stone & Lime Co., Inc. 9.750% 7/15/28 (c)	1,785,000	1,823,383

	Principal Amount	Value
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (c)	$1,627,000	$1,633,005
8.875% 11/15/31 (c)	1,301,000	1,403,380
Wilsonart LLC 11.000% 8/15/32 (c)	846,000	846,255
		9,346,299
Chemicals — 4.1%
Consolidated Energy Finance SA 5.625% 10/15/28 (c)	4,296,000	3,631,369
LSF11 A5 HoldCo LLC 6.625% 10/15/29 (c) (d)	2,667,000	2,594,031
Methanex Corp. 5.125% 10/15/27	2,056,000	2,034,433
Olympus Water US Holding Corp.
4.250% 10/01/28 (c) (d)	2,503,000	2,390,093
6.250% 10/01/29 (c) (d)	1,772,000	1,714,613
Vibrantz Technologies, Inc. 9.000% 2/15/30 (c) (d)	4,083,000	3,814,296
		16,178,835
Coal — 0.5%
Coronado Finance Pty. Ltd. 10.750% 5/15/26 (c)	2,077,000	2,160,647
Commercial Services — 1.3%
Alta Equipment Group, Inc. 9.000% 6/01/29 (c)	938,000	839,949
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.250% 1/15/28 (c)	990,000	990,266
PROG Holdings, Inc. 6.000% 11/15/29 (c)	3,185,100	3,142,097
Service Corp. International 4.000% 5/15/31	342,000	316,465
Vortex Opco LLC 8.000% 4/30/30 (c)	109,751	43,901
		5,332,678
Cosmetics & Personal Care — 0.6%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 6.625% 7/15/30 (c) (d)	410,000	426,005
Perrigo Finance Unlimited Co. 4.900% STEP 6/15/30	2,089,000	2,034,548
		2,460,553
Distribution & Wholesale — 1.0%
Resideo Funding, Inc.
4.000% 9/01/29 (c) (d)	1,882,000	1,772,750
6.500% 7/15/32 (c)	2,129,000	2,185,444
		3,958,194

The accompanying notes are an integral part of the financial statements.
45

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 5.4%
Aretec Group, Inc. 10.000% 8/15/30 (c) (d)	$1,099,000	$1,169,573
Coinbase Global, Inc.
3.375% 10/01/28 (c)	305,000	274,034
3.625% 10/01/31 (c)	373,000	316,044
GGAM Finance Ltd.
6.875% 4/15/29 (c)	557,000	579,437
8.000% 2/15/27 (c)	2,005,000	2,095,249
Jefferson Capital Holdings LLC
6.000% 8/15/26 (c)	2,664,000	2,664,291
9.500% 2/15/29 (c)	2,630,000	2,808,027
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (c)	1,757,000	1,860,842
8.375% 5/01/28 (c)	1,977,000	2,078,429
Midcap Financial Issuer Trust
5.625% 1/15/30 (c)	857,000	789,544
6.500% 5/01/28 (c)	1,492,000	1,445,516
PRA Group, Inc.
5.000% 10/01/29 (c)	4,020,000	3,698,234
8.375% 2/01/28 (c)	445,000	460,713
8.875% 1/31/30 (c) (d)	1,053,000	1,096,768
		21,336,701
Electric — 2.4%
Lightning Power LLC 7.250% 8/15/32 (c)	1,204,000	1,266,050
Pike Corp.
5.500% 9/01/28 (c)	2,213,000	2,167,386
8.625% 1/31/31 (c)	1,071,000	1,145,131
Talen Energy Supply LLC 8.625% 6/01/30 (c)	4,435,000	4,833,361
		9,411,928
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc. 4.375% 3/31/29 (c)	1,145,000	1,084,315
Electronics — 0.6%
Atkore, Inc. 4.250% 6/01/31 (c)	2,549,000	2,330,234
Engineering & Construction — 1.6%
Arcosa, Inc.
4.375% 4/15/29 (c)	2,166,000	2,076,216
6.875% 8/15/32 (c)	728,000	761,880
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (c)	1,332,000	1,306,941
7.500% 4/15/32 (c)	1,457,000	1,499,260
Railworks Holdings LP/Railworks Rally, Inc. 8.250% 11/15/28 (c)	879,000	909,216
		6,553,51

	Principal Amount	Value
Entertainment — 0.7%
Live Nation Entertainment, Inc.
3.750% 1/15/28 (c) (d)	$19,000	$18,257
4.750% 10/15/27 (c)	930,000	916,850
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% 5/01/29 (c)	987,000	946,702
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.000% 8/01/30 (c)	684,000	710,831
		2,592,640
Environmental Controls — 0.2%
Enviri Corp.
5.750% 7/31/27 (c)	847,000	831,379
Food — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.875% 2/15/30 (c)	952,500	937,132
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.625% 1/15/32	3,863,000	3,531,746
3.750% 12/01/31	400,000	367,891
Pilgrim’s Pride Corp. 4.250% 4/15/31 (c)	2,285,000	2,171,432
US Foods, Inc. 5.750% 4/15/33 (c) (e)	585,000	585,628
		7,593,829
Hand & Machine Tools — 1.5%
Regal Rexnord Corp. 6.400% 4/15/33	5,539,000	5,924,035
Health Care - Products — 0.1%
Medline Borrower LP/Medline Co-Issuer, Inc. 6.250% 4/01/29 (c)	320,000	329,706
Health Care - Services — 5.5%
Centene Corp. 3.375% 2/15/30	2,431,000	2,240,207
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (c) (d)	1,415,000	1,243,852
5.250% 5/15/30 (c)	50,000	46,015
5.625% 3/15/27 (c)	556,000	547,142
6.000% 1/15/29 (c)	1,141,000	1,107,671
6.875% 4/15/29 (c)	472,000	427,995
10.875% 1/15/32 (c)	444,000	489,281
HCA, Inc. 5.450% 9/15/34	618,000	635,885

The accompanying notes are an integral part of the financial statements.
46

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LifePoint Health, Inc.
9.875% 8/15/30 (c)	$2,140,000	$2,356,149
10.000% 6/01/32 (c)	1,287,000	1,414,885
11.000% 10/15/30 (c)	1,964,000	2,216,150
Molina Healthcare, Inc. 4.375% 6/15/28 (c)	1,237,000	1,202,578
Radiology Partners, Inc.
7.775% 1/31/29 (c)	1,046,732	1,038,882
9.781% 2/15/30 (c)	3,779,104	3,571,253
Tenet Healthcare Corp.
4.375% 1/15/30	1,178,000	1,130,211
6.125% 6/15/30	2,081,000	2,115,008
		21,783,164
Home Builders — 1.8%
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625% 8/01/29 (c)	1,241,000	1,191,286
Mattamy Group Corp.
4.625% 3/01/30 (c) (d)	5,293,000	5,067,532
5.250% 12/15/27 (c)	25,000	24,853
The New Home Co., Inc. 9.250% 10/01/29 (c)	705,000	742,822
		7,026,493
Housewares — 0.3%
Newell Brands, Inc.
5.700% STEP 4/01/26	419,000	420,028
6.375% 9/15/27 (d)	291,000	294,319
6.875% STEP 4/01/36	417,000	397,373
		1,111,720
Insurance — 0.8%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% 10/15/25 (c)	3,333,066	3,326,719
Internet — 0.2%
Getty Images, Inc. 9.750% 3/01/27 (c) (d)	484,000	483,807
Wayfair LLC 7.250% 10/31/29 (c) (e)	441,000	451,787
		935,594
Investment Companies — 1.8%
HA Sustainable Infrastructure Capital, Inc. 6.375% 7/01/34 (c)	1,945,000	1,990,963
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 5/15/26	5,270,000	5,228,895
		7,219,858

	Principal Amount	Value
Leisure Time — 1.8%
Life Time, Inc. 8.000% 4/15/26 (c)	$398,000	$401,706
NCL Corp. Ltd.
5.875% 3/15/26 (c)	781,000	781,048
5.875% 2/15/27 (c)	224,000	224,792
8.375% 2/01/28 (c)	668,000	701,498
7.750% 2/15/29 (c) (d)	524,000	561,520
NCL Finance Ltd. 6.125% 3/15/28 (c)	620,000	632,400
Sabre GLBL, Inc.
8.625% 6/01/27 (c) (d)	2,924,000	2,876,117
11.250% 12/15/27 (c) (d)	503,000	521,941
Sabre Global, Inc., Convertible, 7.320% 8/01/26	500,000	557,750
		7,258,772
Lodging — 1.0%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 6.625% 1/15/32 (c)	1,279,000	1,294,674
MGM Resorts International 6.500% 4/15/32	564,500	575,245
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (c)	1,046,000	1,042,504
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (c)	1,071,000	1,033,105
		3,945,528
Machinery - Construction & Mining — 0.2%
Terex Corp. 6.250% 10/15/32 (c) (e)	855,000	855,000
Media — 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (c)	2,361,000	2,081,763
4.250% 1/15/34 (c)	1,588,000	1,302,573
4.500% 5/01/32	853,000	737,549
CSC Holdings LLC
4.500% 11/15/31 (c)	427,000	310,852
5.750% 1/15/30 (c)	939,000	486,060
7.500% 4/01/28 (c)	800,000	534,764
11.750% 1/31/29 (c)	1,850,000	1,788,194
Cumulus Media New Holdings, Inc. 8.000% 7/01/29 (c)	847,000	336,943
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875% 8/15/27 (c)	3,333,000	3,272,447

The accompanying notes are an integral part of the financial statements.
47

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DISH DBS Corp.
5.125% 6/01/29	$380,000	$254,952
7.375% 7/01/28	1,266,000	948,793
DISH Network Corp. 11.750% 11/15/27 (c)	818,000	858,516
Gray Television, Inc.
5.375% 11/15/31 (c)	747,000	467,190
7.000% 5/15/27 (c) (d)	195,000	191,666
LCPR Senior Secured Financing DAC 6.750% 10/15/27 (c)	1,385,000	1,267,314
McGraw-Hill Education, Inc.
5.750% 8/01/28 (c)	1,360,000	1,344,005
8.000% 8/01/29 (c)	1,010,000	1,013,623
Time Warner Cable Enterprises LLC 8.375% 7/15/33	836,000	962,160
Virgin Media Secured Finance PLC
4.500% 8/15/30 (c)	236,000	209,932
5.500% 5/15/29 (c) (d)	1,317,000	1,263,132
Virgin Media Vendor Financing Notes IV DAC 5.000% 7/15/28 (c)	588,000	566,692
		20,199,120
Mining — 1.4%
Constellium SE
3.750% 4/15/29 (c)	2,250,000	2,101,185
6.375% 8/15/32 (c) (d)	585,000	600,399
First Quantum Minerals Ltd. 9.375% 3/01/29 (c)	1,397,000	1,480,741
Novelis Corp.
3.250% 11/15/26 (c)	304,000	293,352
3.875% 8/15/31 (c)	313,000	286,133
4.750% 1/30/30 (c)	1,000,000	969,506
		5,731,316
Miscellaneous - Manufacturing — 0.6%
Amsted Industries, Inc. 5.625% 7/01/27 (c)	2,435,000	2,428,486
Oil & Gas — 3.7%
Apache Corp.
4.750% 4/15/43 (d)	816,000	673,710
5.350% 7/01/49	910,000	788,806
CVR Energy, Inc. 5.750% 2/15/28 (c)	1,011,000	949,431
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% 4/15/30 (c)	443,000	431,805
6.000% 2/01/31 (c)	1,792,000	1,739,523
6.875% 5/15/34 (c)	1,600,000	1,594,058
Occidental Petroleum Corp.
6.200% 3/15/40	1,570,000	1,629,891
6.600% 3/15/46 (d)	801,000	861,866

	Principal Amount	Value
Parkland Corp.
4.625% 5/01/30 (c)	$1,127,000	$1,062,819
6.625% 8/15/32 (c) (d)	748,000	759,355
Sunoco LP/Sunoco Finance Corp.
4.500% 4/30/30	2,126,000	2,037,130
5.875% 3/15/28	245,000	246,224
7.000% 9/15/28 (c)	510,000	528,550
Transocean Poseidon Ltd. 6.875% 2/01/27 (c)	117,600	117,406
Transocean, Inc.
8.250% 5/15/29 (c)	978,000	969,519
8.500% 5/15/31 (c) (d)	470,000	467,015
		14,857,108
Oil & Gas Services — 0.7%
Weatherford International Ltd. 8.625% 4/30/30 (c)	2,835,000	2,954,131
Packaging & Containers — 1.9%
Clydesdale Acquisition Holdings, Inc. 8.750% 4/15/30 (c) (d)	2,181,000	2,214,681
Graphic Packaging International LLC 3.750% 2/01/30 (c)	667,000	624,570
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (c)	2,895,000	2,991,049
9.250% 4/15/27 (c) (d)	1,077,000	1,104,328
Trident TPI Holdings, Inc. 12.750% 12/31/28 (c)	527,000	585,035
		7,519,663
Pharmaceuticals — 4.0%
1375209 BC Ltd. 9.000% 1/30/28 (c) (d)	4,352,000	4,313,332
AdaptHealth LLC
4.625% 8/01/29 (c)	1,000,000	926,096
5.125% 3/01/30 (c) (d)	2,000,000	1,872,085
Bausch Health Cos., Inc.
4.875% 6/01/28 (c)	1,347,000	1,054,027
5.250% 1/30/30 (c)	1,102,000	617,120
5.500% 11/01/25 (c) (d)	870,000	849,910
11.000% 9/30/28 (c)	525,000	489,562
Grifols SA 4.750% 10/15/28 (c) (d)	2,379,000	2,228,337
Herbalife Ltd., Convertible,
4.250% 6/15/28	399,000	291,925
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875% 9/01/25 (c)	1,064,000	1,060,051
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (c)	194,000	122,061
12.250% 4/15/29 (c)	875,000	872,167

The accompanying notes are an integral part of the financial statements.
48

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Organon & Co./Organon Foreign Debt Co-Issuer BV
6.750% 5/15/34 (c)	$680,000	$702,284
7.875% 5/15/34 (c) (d)	516,000	546,676
		15,945,633
Pipelines — 7.3%
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% 6/15/31 (c)	6,016,000	5,900,649
Energy Transfer LP
5 yr. CMT + 5.694% 6.500% VRN (f)	2,852,000	2,845,177
5 yr. CMT + 5.306% 7.125% VRN (f)	700,000	715,068
EnLink Midstream Partners LP
4.150% 6/01/25	27,000	26,757
5.050% 4/01/45	160,000	143,905
5.450% 6/01/47	380,000	359,352
5.600% 4/01/44	1,488,000	1,422,141
EQM Midstream Partners LP
6.500% 7/01/27 (c)	763,000	785,969
7.500% 6/01/27 (c)	832,000	856,346
7.500% 6/01/30 (c)	176,000	193,289
Flex Intermediate Holdco LLC 3.363% 6/30/31 (c)	2,185,000	1,914,623
Global Partners LP/GLP Finance Corp.
6.875% 1/15/29	413,000	414,273
8.250% 1/15/32 (c)	1,880,000	1,950,103
Harvest Midstream I LP 7.500% 9/01/28 (c)	1,911,000	1,955,574
Hess Midstream Operations LP 6.500% 6/01/29 (c)	263,000	272,217
ITT Holdings LLC 6.500% 8/01/29 (c)	4,327,000	4,099,194
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (c)	624,000	639,817
8.375% 2/15/32 (c)	1,102,000	1,135,672
Northriver Midstream Finance LP
6.750% 7/15/32 (c) (e)	1,549,000	1,598,749
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (c)	869,000	821,233
4.125% 8/15/31 (c)	994,000	924,151
		28,974,259
Private Equity — 1.0%
HAT Holdings I LLC/HAT Holdings II LLC
3.375% 6/15/26 (c)	1,726,000	1,671,432
8.000% 6/15/27 (c)	2,143,000	2,270,256
		3,941,688

	Principal Amount	Value
Real Estate Investment Trusts (REITS) — 1.4%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% 12/15/27 (c)	$993,000	$925,665
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.500% 9/30/28 (c)	535,000	502,089
RLJ Lodging Trust LP 4.000% 9/15/29 (c)	2,345,000	2,158,638
Service Properties Trust
4.950% 2/15/27	284,000	268,829
5.500% 12/15/27	505,000	480,790
8.375% 6/15/29 (d)	390,000	389,562
8.875% 6/15/32	907,000	866,382
		5,591,955
Retail — 5.0%
1011778 BC ULC/New Red Finance, Inc.
5.625% 9/15/29 (c)	415,000	420,997
6.125% 6/15/29 (c)	1,577,000	1,622,353
Bath & Body Works, Inc.
6.750% 7/01/36	658,000	678,140
6.875% 11/01/35	1,611,000	1,678,665
Carvana Co.
13.000% 6/01/30 (c)	324,731	353,105
14.000% 6/01/31 (c)	1,371,740	1,615,796
CEC Entertainment LLC 6.750% 5/01/26 (c)	855,000	847,844
Michaels Cos., Inc.
5.250% 5/01/28 (c) (d)	250,000	184,527
7.875% 5/01/29 (c)	328,000	190,819
PetSmart, Inc./PetSmart Finance Corp.
4.750% 2/15/28 (c)	610,000	584,818
7.750% 2/15/29 (c)	1,096,000	1,081,933
Raising Cane’s Restaurants LLC 9.375% 5/01/29 (c)	218,000	236,057
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375% 9/30/26 (c)	1,918,000	1,910,795
Staples, Inc.
10.750% 9/01/29 (c)	832,000	807,290
12.750% 1/15/30 (c)	602,744	495,098
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000% 6/01/31 (c)	1,271,000	1,185,008
Superior Plus LP/Superior General Partner, Inc. 4.500% 3/15/29 (c)	2,169,000	2,056,527
Walgreen Co. 4.400% 9/15/42	125,000	84,626

The accompanying notes are an integral part of the financial statements.
49

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Walgreens Boots Alliance, Inc.
3.450% 6/01/26 (d)	$1,752,000	$1,685,444
4.650% 6/01/46	362,000	243,985
4.800% 11/18/44	495,000	370,398
8.125% 8/15/29 (d)	1,730,000	1,726,682
		20,060,907
Software — 1.5%
Cloud Software Group, Inc.
6.500% 3/31/29 (c)	2,178,000	2,167,037
8.250% 6/30/32 (c)	445,000	465,158
9.000% 9/30/29 (c)	1,129,000	1,148,882
Consensus Cloud Solutions, Inc. 6.000% 10/15/26 (c)	934,000	931,444
Veritas US, Inc./Veritas Bermuda Ltd., (Acquired 12/03/20, Cost $1,317,686), 7.500% 9/01/25 (b) (c) (d)	1,317,000	1,235,529
		5,948,050
Telecommunications — 5.5%
Altice Financing SA
5.000% 1/15/28 (c)	464,000	392,496
5.750% 8/15/29 (c)	699,000	561,743
C&W Senior Finance Ltd. 6.875% 9/15/27 (c)	2,136,000	2,128,575
Connect Finco SARL/Connect US Finco LLC
6.750% 10/01/26 (c)	1,897,415	1,897,415
9.000% 9/15/29 (c)	593,000	573,867
Consolidated Communications, Inc.
5.000% 10/01/28 (c)	1,858,000	1,708,558
6.500% 10/01/28 (c)	1,415,000	1,336,053
Frontier Communications Holdings LLC
6.000% 1/15/30 (c)	2,191,000	2,187,193
6.750% 5/01/29 (c)	902,000	908,358
8.625% 3/15/31 (c)	3,081,000	3,321,595
Hughes Satellite Systems Corp., (Acquired 3/06/20, Cost $1,019,010),
6.625% 8/01/26 (b) (d)	985,000	857,304
Level 3 Financing, Inc.
4.500% 4/01/30 (c)	647,000	501,106
11.000% 11/15/29 (c)	3,793,000	4,201,035
Sable International Finance Ltd. 7.125% 10/15/32 (c) (e)	1,159,000	1,163,346

	Principal Amount	Value
Zayo Group Holdings, Inc. 4.000% 3/01/27 (c) (d)	$283,000	$253,127
		21,991,771
Transportation — 1.8%
Carriage Purchaser, Inc. 7.875% 10/15/29 (c)	1,473,000	1,368,929
Genesee & Wyoming, Inc. 6.250% 4/15/32 (c)	1,297,000	1,333,769
Seaspan Corp. 5.500% 8/01/29 (c)	4,074,320	3,880,603
Watco Cos. LLC/Watco Finance Corp. 7.125% 8/01/32 (c)	702,000	731,675
		7,314,976
TOTAL CORPORATE DEBT (Cost $325,567,482)		329,673,170
TOTAL BONDS & NOTES (Cost $365,785,321)		370,041,607
TOTAL LONG-TERM INVESTMENTS (Cost $365,785,321)		370,041,607
Short-Term Investments — 17.2%
Commercial Paper — 8.2%
Alimentation Couche-Tard, Inc. 5.480% 10/10/24 (c)	5,000,000	4,993,043
Dominion Energy South Carolina, Inc. 5.382% 10/16/24	4,000,000	3,991,091
Evergy, Inc. 4.959% 10/01/24	8,000,000	7,998,908
Hubbell, Inc. 4.983% 10/07/24 (c)	8,000,000	7,992,331
Microchip Technology, Inc. 5.470% 10/18/24 (c)	6,000,000	5,984,717
Penske Truck Leasing Co. LP 5.641% 1/23/25	2,000,000	1,969,316
		32,929,406

Number of Shares
Investment of Cash Collateral from Securities Loaned — 8.2%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	32,897,900	32,897,900

The accompanying notes are an integral part of the financial statements.
50

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (h)	$3,171,648	$3,171,648
TOTAL SHORT-TERM INVESTMENTS (Cost $68,998,026)		68,998,954
TOTAL INVESTMENTS — 109.9% (Cost $434,783,347) (i)		439,040,561
Other Assets/ (Liabilities) — (9.9)%		(39,711,226)
NET ASSETS — 100.0%		$399,329,335

Abbreviation Legend

CMT	Constant Maturity Treasury Index
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	All or a portion of the security represents unsettled bank loan commitments at September 30, 2024, where the rate will be determined at time of settlement.
(b)
Restricted security. Certain securities are restricted to resale. At September 30, 2024, these securities amounted to a value of $2,622,207 or 0.66% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $296,148,736 or 74.16% of net assets.

(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $31,665,949 or 7.93% of net assets. The Fund received $47,513 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Security is perpetual and has no stated maturity date.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)
Maturity value of $3,171,782. Collateralized by U.S. Government Agency obligations with rates ranging from 2.875% - 4.000%, maturity dates ranging from 5/15/52 - 11/15/52, and an aggregate market value, including accrued interest, of $3,235,224.

(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
51

MassMutual Balanced Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 64.6%
Common Stock — 64.6%
Communication Services — 2.2%
Electronic Arts, Inc.	1,494	$214,299
Netflix, Inc. (a)	782	554,649
Omnicom Group, Inc.	963	99,565
Verizon Communications, Inc.	22,088	991,972
Walt Disney Co.	5,028	483,643
		2,344,128
Consumer Discretionary — 5.7%
Aptiv PLC (a)	576	41,478
AutoZone, Inc. (a)	124	390,605
Booking Holdings, Inc.	179	753,970
Chipotle Mexican Grill, Inc. (a)	4,492	258,829
DR Horton, Inc.	825	157,385
eBay, Inc.	2,815	183,285
Ford Motor Co.	21,458	226,596
Garmin Ltd.	931	163,884
Genuine Parts Co.	424	59,224
Hilton Worldwide Holdings, Inc.	1,086	250,323
Home Depot, Inc.	3,227	1,307,580
Las Vegas Sands Corp.	1,605	80,796
Lowe’s Cos., Inc.	3,286	890,013
Lululemon Athletica, Inc. (a)	242	65,667
Marriott International, Inc. Class A	721	179,241
NIKE, Inc. Class B	2,227	196,867
Ross Stores, Inc.	1,082	162,852
Royal Caribbean Cruises Ltd.	262	46,468
TJX Cos., Inc.	3,999	470,042
Ulta Beauty, Inc. (a)	142	55,255
Yum! Brands, Inc.	1,162	162,343
		6,102,703
Consumer Staples — 4.8%
Brown-Forman Corp. Class B	268	13,186
Church & Dwight Co., Inc.	438	45,867
Coca-Cola Co.	9,503	682,885
Colgate-Palmolive Co.	5,540	575,107
Constellation Brands, Inc. Class A	384	98,953
Dollar General Corp.	386	32,644
Dollar Tree, Inc. (a)	256	18,002
Estee Lauder Cos., Inc. Class A	262	26,119
General Mills, Inc.	7,357	543,314
Hershey Co.	395	75,753
Hormel Foods Corp.	638	20,225
Kellanova	1,311	105,811
Kenvue, Inc.	1,776	41,079
Keurig Dr. Pepper, Inc.	1,165	43,664

	Number of Shares	Value
Kimberly-Clark Corp.	1,079	$153,520
Kroger Co.	4,172	239,056
McCormick & Co., Inc.	256	21,069
Mondelez International, Inc. Class A	3,409	251,141
PepsiCo, Inc.	3,766	640,408
Procter & Gamble Co.	7,089	1,227,815
Sysco Corp.	1,198	93,516
Target Corp.	1,678	261,533
		5,210,667
Energy — 1.9%
Baker Hughes Co.	2,671	96,557
Cheniere Energy, Inc.	2,693	484,309
Halliburton Co.	5,460	158,613
Kinder Morgan, Inc.	33,438	738,645
ONEOK, Inc.	1,115	101,610
Schlumberger NV	2,797	117,334
Williams Cos., Inc.	8,344	380,904
		2,077,972
Financials — 8.4%
Aflac, Inc.	1,665	186,147
Allstate Corp.	1,470	278,785
American Express Co.	2,248	609,658
Ameriprise Financial, Inc.	254	119,332
Aon PLC Class A	221	76,464
Apollo Global Management, Inc.	316	39,472
Arch Capital Group Ltd. (a)	1,766	197,580
Arthur J Gallagher & Co.	274	77,095
Bank of New York Mellon Corp.	863	62,015
BlackRock, Inc.	151	143,376
Blackstone, Inc.	663	101,525
Block, Inc. (a)	131	8,794
Charles Schwab Corp.	1,393	90,280
Chubb Ltd.	2,480	715,207
CME Group, Inc.	722	159,309
Discover Financial Services	658	92,311
Fidelity National Information Services, Inc.	3,535	296,056
Fifth Third Bancorp	1,343	57,534
Fiserv, Inc. (a)	2,872	515,955
Global Payments, Inc.	409	41,890
Hartford Financial Services Group, Inc.	3,537	415,987
Intercontinental Exchange, Inc.	869	139,596
KKR & Co., Inc.	488	63,723
M&T Bank Corp.	369	65,726
Marsh & McLennan Cos., Inc.	1,062	236,922
MetLife, Inc.	4,028	332,229
Moody’s Corp.	228	108,207

The accompanying notes are an integral part of the financial statements.
52

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Morgan Stanley	2,609	$271,962
MSCI, Inc.	64	37,308
Nasdaq, Inc.	581	42,419
NU Holdings Ltd. Class A (a)	2,373	32,391
PayPal Holdings, Inc. (a)	2,872	224,102
Principal Financial Group, Inc.	404	34,704
Progressive Corp.	3,813	967,587
Prudential Financial, Inc.	1,291	156,340
Regions Financial Corp.	1,669	38,938
S&P Global, Inc.	303	156,536
State Street Corp.	837	74,049
T. Rowe Price Group, Inc.	364	39,651
Travelers Cos., Inc.	1,251	292,884
Truist Financial Corp.	983	42,043
Visa, Inc. Class A	4,577	1,258,446
Willis Towers Watson PLC	381	112,216
		9,012,751
Health Care — 7.7%
Abbott Laboratories	3,132	357,079
Agilent Technologies, Inc.	487	72,310
Align Technology, Inc. (a)	47	11,953
Amgen, Inc.	883	284,511
Baxter International, Inc.	665	25,250
Becton Dickinson & Co.	484	116,692
Biogen, Inc. (a)	97	18,802
BioNTech SE ADR (a)	281	33,374
Boston Scientific Corp. (a)	3,490	292,462
Bristol-Myers Squibb Co.	4,007	207,322
Cardinal Health, Inc.	508	56,144
Cencora, Inc.	602	135,498
Centene Corp. (a)	993	74,753
Cigna Group	1,322	457,994
CVS Health Corp.	4,982	313,268
Danaher Corp.	742	206,291
Dexcom, Inc. (a)	131	8,782
Edwards Lifesciences Corp. (a)	522	34,447
Elevance Health, Inc.	577	300,040
Eli Lilly & Co.	1,168	1,034,778
Gilead Sciences, Inc.	2,137	179,166
GRAIL, Inc. (a)	9	124
Humana, Inc.	51	16,154
IDEXX Laboratories, Inc. (a)	59	29,808
Illumina, Inc. (a)	55	7,173
Intuitive Surgical, Inc. (a)	226	111,027
IQVIA Holdings, Inc. (a)	249	59,006
McKesson Corp.	658	325,328
Medtronic PLC	3,229	290,707
Merck & Co., Inc.	8,367	950,157
Mettler-Toledo International, Inc. (a)	28	41,992

	Number of Shares	Value
Moderna, Inc. (a)	91	$6,082
Pfizer, Inc.	3,925	113,589
Regeneron Pharmaceuticals, Inc. (a)	240	252,298
Stryker Corp.	525	189,661
Thermo Fisher Scientific, Inc.	715	442,278
UnitedHealth Group, Inc.	1,408	823,229
Veeva Systems, Inc. Class A (a)	125	26,234
Vertex Pharmaceuticals, Inc. (a)	546	253,934
Waters Corp. (a)	59	21,233
West Pharmaceutical Services, Inc.	53	15,908
Zoetis, Inc.	360	70,337
		8,267,175
Industrials — 4.9%
AMETEK, Inc.	660	113,329
Automatic Data Processing, Inc.	769	212,805
Carrier Global Corp.	867	69,785
Cintas Corp.	1,024	210,821
Copart, Inc. (a)	1,721	90,180
CSX Corp.	7,414	256,005
Cummins, Inc.	1,131	366,206
Deere & Co.	750	312,997
Eaton Corp. PLC	736	243,940
Emerson Electric Co.	603	65,950
FedEx Corp.	536	146,692
Honeywell International, Inc.	1,546	319,574
Illinois Tool Works, Inc.	680	178,208
Ingersoll Rand, Inc.	919	90,209
Johnson Controls International PLC	732	56,811
Norfolk Southern Corp.	290	72,065
Otis Worldwide Corp.	937	97,392
Paychex, Inc.	435	58,373
Republic Services, Inc.	1,811	363,721
Rockwell Automation, Inc.	131	35,168
Trane Technologies PLC	556	216,134
Union Pacific Corp.	1,140	280,987
United Parcel Service, Inc. Class B	823	112,208
United Rentals, Inc.	198	160,327
Verisk Analytics, Inc.	282	75,565
Vertiv Holdings Co. Class A	845	84,069
W.W. Grainger, Inc.	214	222,305
Waste Connections, Inc.	1,034	184,900
Waste Management, Inc.	2,426	503,638
Xylem, Inc.	227	30,652
		5,231,016
Information Technology — 24.2%
Accenture PLC Class A	1,950	689,286
Adobe, Inc. (a)	718	371,766
Advanced Micro Devices, Inc. (a)	1,140	187,051
Amphenol Corp. Class A	5,478	356,946

The accompanying notes are an integral part of the financial statements.
53

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Analog Devices, Inc.	852	$196,105
ANSYS, Inc. (a)	140	44,608
Apple, Inc.	22,440	5,228,520
Applied Materials, Inc.	3,299	666,563
Arista Networks, Inc. (a)	437	167,729
Autodesk, Inc. (a)	304	83,746
Broadcom, Inc.	8,543	1,473,667
Cadence Design Systems, Inc. (a)	783	212,216
CDW Corp.	532	120,392
Cisco Systems, Inc.	11,593	616,979
Cognizant Technology Solutions Corp. Class A	1,193	92,076
Corning, Inc.	1,630	73,595
Crowdstrike Holdings, Inc. Class A (a)	443	124,248
Dell Technologies, Inc. Class C	1,255	148,768
Fortinet, Inc. (a)	1,178	91,354
Gartner, Inc. (a)	196	99,325
GLOBALFOUNDRIES, Inc. (a)	70	2,818
Hewlett Packard Enterprise Co.	7,124	145,757
HP, Inc.	2,071	74,287
HubSpot, Inc. (a)	59	31,364
Intel Corp.	5,875	137,828
International Business Machines Corp.	5,122	1,132,372
Intuit, Inc.	723	448,983
Keysight Technologies, Inc. (a)	338	53,718
KLA Corp.	501	387,979
Lam Research Corp.	495	403,960
Marvell Technology, Inc.	762	54,955
Micron Technology, Inc.	1,477	153,180
Microsoft Corp.	10,725	4,614,967
Monolithic Power Systems, Inc.	55	50,848
Motorola Solutions, Inc.	725	325,982
NetApp, Inc.	1,097	135,490
NVIDIA Corp.	35,165	4,270,438
Oracle Corp.	2,603	443,551
Palo Alto Networks, Inc. (a)	389	132,960
Roper Technologies, Inc.	341	189,746
Salesforce, Inc.	2,560	700,698
ServiceNow, Inc. (a)	471	421,258
Snowflake, Inc. Class A (a)	162	18,607
Super Micro Computer, Inc. (a)	27	11,243
Synopsys, Inc. (a)	220	111,406
TE Connectivity PLC (a)	872	131,663
Texas Instruments, Inc.	1,674	345,798
Workday, Inc. Class A (a)	326	79,678
		26,056,474
Materials — 1.8%
Air Products & Chemicals, Inc.	93	27,690
Ball Corp.	368	24,991

	Number of Shares	Value
Dow, Inc.	2,072	$113,193
DuPont de Nemours, Inc.	1,752	156,121
Ecolab, Inc.	590	150,645
International Flavors & Fragrances, Inc.	192	20,146
Linde PLC (LIN US)	1,923	917,002
LyondellBasell Industries NV Class A	1,473	141,261
Martin Marietta Materials, Inc.	95	51,134
Newmont Corp. (NEM US)	285	15,233
PPG Industries, Inc.	379	50,202
Sherwin-Williams Co.	512	195,415
Vulcan Materials Co.	180	45,077
		1,908,110
Real Estate — 1.0%
Alexandria Real Estate Equities, Inc.	285	33,844
American Tower Corp.	410	95,350
AvalonBay Communities, Inc.	336	75,684
CBRE Group, Inc. Class A (a)	640	79,667
Crown Castle, Inc.	564	66,907
Digital Realty Trust, Inc.	416	67,321
Equinix, Inc.	115	102,078
Equity Residential	1,031	76,768
Extra Space Storage, Inc.	170	30,632
Prologis, Inc.	663	83,724
Public Storage	382	138,999
SBA Communications Corp.	86	20,700
Simon Property Group, Inc.	708	119,666
Ventas, Inc.	690	44,250
VICI Properties, Inc.	2,259	75,247
		1,110,837
Utilities — 2.0%
Ameren Corp.	476	41,631
American Electric Power Co., Inc.	1,021	104,755
American Water Works Co., Inc.	100	14,624
CMS Energy Corp.	636	44,921
Consolidated Edison, Inc.	831	86,532
Dominion Energy, Inc.	807	46,637
Duke Energy Corp.	4,025	464,082
Edison International	835	72,720
Entergy Corp.	613	80,677
Eversource Energy	625	42,531
Exelon Corp.	3,030	122,866
FirstEnergy Corp.	660	29,271
NextEra Energy, Inc.	1,777	150,210
PPL Corp.	3,765	124,546
Public Service Enterprise Group, Inc.	2,822	251,751
Sempra	992	82,961
Southern Co.	2,152	194,067
WEC Energy Group, Inc.	1,412	135,806

The accompanying notes are an integral part of the financial statements.
54

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	1,650	$107,745
		2,198,333
TOTAL COMMON STOCK (Cost $53,731,010)		69,520,166
TOTAL EQUITIES (Cost $53,731,010)		69,520,166

	Principal Amount
Bonds & Notes — 35.8%
Corporate Debt — 10.9%
Agriculture — 0.1%
Archer-Daniels-Midland Co. 2.700% 9/15/51	$49,000	32,698
Bunge Ltd. Finance Corp. 3.250% 8/15/26	47,000	46,246
		78,944
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2021-1A, Class EETC, 2.875% 1/11/36	61,600	53,675
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500% 10/20/25 (b)	34,581	34,370
		88,045
Auto Manufacturers — 0.2%
General Motors Financial Co., Inc. 5.800% 6/23/28	72,000	74,699
PACCAR Financial Corp. 4.600% 1/10/28	91,000	92,501
		167,200
Banks — 2.9%
Australia & New Zealand Banking Group Ltd. 5 yr. CMT + 1.700% 2.570% VRN 11/25/35 (b)	225,000	195,232
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	162,000	136,696
4.183% 11/25/27	41,000	40,917
3 mo. USD Term SOFR + 2.076% 4.244% VRN 4/24/38	23,000	21,799
3 mo. USD Term SOFR + 1.572% 4.271% VRN 7/23/29	18,000	17,953
4.750% 4/21/45	63,000	60,507
1 day USD SOFR + 1.910% 5.288% VRN 4/25/34	69,000	71,738
5 yr. CMT + 3.231% 6.125% VRN (c)	162,000	165,645

	Principal Amount	Value
7.750% 5/14/38	$20,000	$25,272
Bank of New York Mellon Corp. 5 yr. CMT + 2.630% 3.750% VRN (c)	156,000	147,238
1 day USD SOFR + 1.230% 5.060% VRN 7/22/32	41,000	42,424
Bank of Nova Scotia 4.500% 12/16/25	36,000	35,912
Citigroup, Inc. 4.450% 9/29/27	27,000	27,038
1 day USD SOFR + 2.086% 4.910% VRN 5/24/33	71,000	71,566
5.500% 9/13/25	54,000	54,329
5.875% 1/30/42	18,000	19,772
6.000% 10/31/33	16,000	17,245
6.625% 6/15/32	14,000	15,509
8.125% 7/15/39	14,000	18,576
Comerica, Inc. 1 day USD SOFR + 2.155% 5.982% VRN 1/30/30	27,000	27,834
Cooperatieve Rabobank UA 1 yr. CMT + 0.550%
1.106% VRN 2/24/27 (b)	250,000	238,462
Fifth Third Bancorp
1 day USD SOFR + 1.840% 5.631% VRN 1/29/32	28,000	29,247
1 day USD SOFR + 2.340% 6.339% VRN 7/27/29	14,000	14,881
Goldman Sachs Group, Inc.
1 day USD SOFR + 0.798% 1.431% VRN 3/09/27	227,000	217,129
4.250% 10/21/25	32,000	31,881
1 day USD SOFR + 1.552% 5.851% VRN 4/25/35	63,000	67,693
5.950% 1/15/27	72,000	74,645
6.750% 10/01/37	32,000	36,848
Huntington Bancshares, Inc. 1 day USD SOFR + 2.020% 6.208% VRN 8/21/29	29,000	30,679
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 1.422% 3.702% VRN 5/06/30	160,000	155,620
5.600% 7/15/41	41,000	44,553
Mizuho Financial Group, Inc. 2.564% 9/13/31	200,000	171,644
Morgan Stanley
1 day USD SOFR + 1.485% 3.217% VRN 4/22/42	44,000	35,476
3 mo. USD Term SOFR + 1.890% 4.431% VRN 1/23/30	79,000	79,173

The accompanying notes are an integral part of the financial statements.
55

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1 day USD SOFR + 1.870% 5.250% VRN 4/21/34	$73,000	$75,394
1 day USD SOFR + 1.555% 5.320% VRN 7/19/35	69,000	71,651
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.933% 5.068% VRN 1/24/34	54,000	54,748
1 day USD SOFR + 1.841% 5.582% VRN 6/12/29	85,000	88,475
Truist Financial Corp. 1 day USD SOFR + 1.620% 5.435% VRN 1/24/30	40,000	41,402
US Bancorp
1 day USD SOFR + 1.600% 4.839% VRN 2/01/34	79,000	78,944
1 day USD SOFR + 2.020% 5.775% VRN 6/12/29	66,000	69,170
Wells Fargo & Co.
1 day USD SOFR + 2.020% 5.389% VRN 4/24/34	67,000	69,492
1 day USD SOFR + 1.990% 5.557% VRN 7/25/34	54,000	56,655
5 yr. CMT + 3.606% 7.625% VRN (c)	30,000	32,671
		3,079,735
Biotechnology — 0.4%
Amgen, Inc.
2.200% 2/21/27	347,000	332,268
5.250% 3/02/33	54,000	56,218
5.650% 3/02/53	36,000	37,870
		426,356
Building Materials — 0.0%
Carrier Global Corp. 6.200% 3/15/54	10,000	11,547
Commercial Services — 0.3%
ERAC USA Finance LLC 5.000% 2/15/29 (b)	42,000	43,283
Moody’s Corp. 4.250% 2/01/29	209,000	210,085
PayPal Holdings, Inc. 3.250% 6/01/50	27,000	20,057
Triton Container International Ltd. 3.150% 6/15/31 (b)	100,000	87,148
		360,573
Computers — 0.3%
Apple, Inc.
2.650% 5/11/50	27,000	18,636
3.000% 6/20/27	177,000	173,859

	Principal Amount	Value
Hewlett Packard Enterprise Co.
5.000% 10/15/34	$70,000	$69,302
5.600% 10/15/54	54,000	53,013
		314,810
Diversified Financial Services — 0.2%
Air Lease Corp. 2.200% 1/15/27	64,000	60,944
LPL Holdings, Inc. 6.000% 5/20/34	48,000	50,173
Mastercard, Inc. 4.350% 1/15/32	103,000	103,507
		214,624
Electric — 0.2%
MidAmerican Energy Co. 5.300% 2/01/55	20,000	20,672
Nevada Power Co. 6.650% 4/01/36	20,000	22,695
Xcel Energy, Inc. 6.500% 7/01/36	99,000	109,546
		152,913
Entertainment — 0.0%
Warnermedia Holdings, Inc. 5.141% 3/15/52	49,000	37,792
Environmental Controls — 0.0%
Republic Services, Inc. 5.000% 4/01/34	28,000	28,830
Food — 0.4%
Campbell Soup Co. 5.250% 10/13/54 (d)	12,000	11,912
Conagra Brands, Inc. 4.850% 11/01/28	170,000	172,675
General Mills, Inc. 3.000% 2/01/51	112,000	77,623
Ingredion, Inc. 3.200% 10/01/26	25,000	24,495
The Kroger Co.
4.650% 9/15/29	54,000	54,298
5.000% 9/15/34	43,000	43,359
5.500% 9/15/54	26,000	26,166
Mars, Inc. 3.950% 4/01/49 (b)	67,000	55,878
		466,406
Gas — 0.0%
Atmos Energy Corp. 5.000% 12/15/54 (d)	13,000	12,697
Health Care – Services — 0.4%
Cigna Group 4.800% 7/15/46	27,000	25,281

The accompanying notes are an integral part of the financial statements.
56

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Kaiser Foundation Hospitals
2.810% 6/01/41	$110,000	$84,821
3.002% 6/01/51	80,000	57,365
Mayo Clinic 3.196% 11/15/61	106,000	76,305
Providence St. Joseph Health Obligated Group 2.700% 10/01/51	93,000	59,076
Quest Diagnostics, Inc. 6.400% 11/30/33	47,000	52,530
UnitedHealth Group, Inc.
3.125% 5/15/60	36,000	24,570
5.050% 4/15/53	20,000	19,853
5.875% 2/15/53	25,000	27,674
		427,475
Insurance — 0.8%
American International Group, Inc. 3 mo. USD LIBOR + 2.868% 5.750% VRN 4/01/48	104,000	104,328
Arch Capital Finance LLC 5.031% 12/15/46	27,000	25,934
Arch Capital Group Ltd. 3.635% 6/30/50	49,000	38,088
Athene Holding Ltd.
3.950% 5/25/51	16,000	12,296
6.250% 4/01/54	37,000	39,444
Brighthouse Financial, Inc. 3.850% 12/22/51	68,000	47,052
GA Global Funding Trust 1.625% 1/15/26 (b)	37,000	35,618
Jackson Financial, Inc. 5.170% 6/08/27	78,000	79,190
Marsh & McLennan Cos., Inc.
5.450% 3/15/53	16,000	16,637
5.700% 9/15/53	42,000	45,146
New York Life Global Funding 4.550% 1/28/33 (b)	47,000	47,200
New York Life Insurance Co. 3.750% 5/15/50 (b)	23,000	18,433
Pacific Life Global Funding II 5.500% 8/28/26 (b)	64,000	65,512
Prudential Financial, Inc.
5 yr. CMT + 3.035% 3.700% VRN 10/01/50	18,000	16,621
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	99,000	100,231
Reinsurance Group of America, Inc.
3.150% 6/15/30	49,000	45,608
3.900% 5/15/29	54,000	52,706

	Principal Amount	Value
USF&G Capital I
8.500% 12/15/45 (b)	$35,000	$36,288
		826,332
Internet — 0.0%
Alphabet, Inc. 2.250% 8/15/60	32,000	19,746
Uber Technologies, Inc. 4.800% 9/15/34	22,000	21,969
		41,715
Investment Companies — 0.1%
Blackstone Secured Lending Fund 2.750% 9/16/26	158,000	150,979
Machinery – Diversified — 0.0%
AGCO Corp.
5.450% 3/21/27	18,000	18,366
5.800% 3/21/34	23,000	24,051
		42,417
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.850% 4/01/61	46,000	28,214
6.484% 10/23/45	32,000	30,870
Comcast Corp.
2.937% 11/01/56	43,000	28,103
3.400% 7/15/46	41,000	31,727
3.969% 11/01/47	23,000	19,218
Discovery Communications LLC 3.950% 3/20/28	56,000	53,339
Time Warner Cable LLC 6.750% 6/15/39	27,000	27,039
		218,510
Oil & Gas — 0.1%
BP Capital Markets America, Inc. 3.379% 2/08/61	95,000	66,879
BP Capital Markets PLC 5 yr. CMT + 4.036% 4.375% VRN (c)	12,000	11,884
Occidental Petroleum Corp.
5.200% 8/01/29	18,000	18,299
5.550% 10/01/34	12,000	12,182
		109,244
Packaging & Containers — 0.3%
Berry Global, Inc. 1.570% 1/15/26	48,000	46,189
Silgan Holdings, Inc. 1.400% 4/01/26 (b)	49,000	46,475

The accompanying notes are an integral part of the financial statements.
57

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WRKCo, Inc.
3.000% 6/15/33	$27,000	$23,713
4.650% 3/15/26	192,000	192,115
		308,492
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.700% 5/14/45	67,000	64,834
5.050% 3/15/34	68,000	71,027
5.400% 3/15/54	45,000	47,716
Astrazeneca Finance LLC 5.000% 2/26/34	58,000	60,570
Bristol-Myers Squibb Co.
4.350% 11/15/47	27,000	24,172
6.250% 11/15/53	28,000	32,435
CVS Health Corp.
5.875% 6/01/53	17,000	17,300
6.125% 9/15/39	8,000	8,435
Eli Lilly & Co. 4.950% 2/27/63	33,000	33,007
Pfizer Investment Enterprises Pte. Ltd.
4.450% 5/19/28	93,000	94,380
4.750% 5/19/33	61,000	62,177
		516,053
Pipelines — 0.9%
Enterprise Products Operating LLC
3 mo. USD Term SOFR + 3.295% 5.250% VRN 8/16/77	41,000	40,442
3 mo. USD Term SOFR + 2.832% 5.375% VRN 2/15/78	27,000	25,794
Kinder Morgan, Inc. 3.250% 8/01/50	50,000	34,033
MPLX LP
1.750% 3/01/26	365,000	351,502
4.500% 4/15/38	27,000	24,957
5.650% 3/01/53	7,000	6,961
ONEOK, Inc.
6.350% 1/15/31	200,000	216,716
6.625% 9/01/53	46,000	51,043
Sabine Pass Liquefaction LLC 4.500% 5/15/30	100,000	99,735
Western Midstream Operating LP 5.450% 11/15/34	36,000	36,076
Williams Cos., Inc.
3.500% 10/15/51	45,000	32,687
5.800% 11/15/54	11,000	11,371
		931,317
Private Equity — 0.1%
Brookfield Finance, Inc. 3.900% 1/25/28	99,000	97,640

	Principal Amount	Value
Real Estate — 0.1%
CBRE Services, Inc. 2.500% 4/01/31	$121,000	$105,666
Real Estate Investment Trusts (REITS) — 1.0%
Alexandria Real Estate Equities, Inc.
2.950% 3/15/34	78,000	67,434
5.150% 4/15/53	20,000	19,133
American Tower Corp. 1.600% 4/15/26	96,000	91,980
Brixmor Operating Partnership LP 2.250% 4/01/28	24,000	22,129
Crown Castle, Inc.
2.500% 7/15/31	88,000	76,588
3.700% 6/15/26	243,000	240,042
5.200% 2/15/49	11,000	10,567
Extra Space Storage LP 2.350% 3/15/32	65,000	54,859
Host Hotels & Resorts LP 3.500% 9/15/30	84,000	77,902
Kimco Realty OP LLC 2.250% 12/01/31	58,000	49,446
Kite Realty Group LP
4.000% 10/01/26	110,000	108,500
4.950% 12/15/31	26,000	26,033
Mid-America Apartments LP 5.300% 2/15/32	68,000	70,756
NNN REIT, Inc. 5.600% 10/15/33	40,000	41,858
Prologis LP 4.875% 6/15/28	75,000	76,960
Public Storage Operating Co. 5.350% 8/01/53	14,000	14,472
Realty Income Corp. 4.850% 3/15/30	30,000	30,744
Regency Centers LP 5.250% 1/15/34	25,000	25,806
		1,105,209
Retail — 0.3%
Home Depot, Inc. 2.375% 3/15/51	48,000	30,131
McDonald’s Corp.
3.300% 7/01/25	100,000	99,048
5.450% 8/14/53	51,000	53,153
Starbucks Corp. 4.450% 8/15/49	86,000	76,331
Walmart, Inc. 4.500% 4/15/53	67,000	64,624
		323,287

The accompanying notes are an integral part of the financial statements.
58

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Semiconductors — 0.2%
Micron Technology, Inc.
4.185% 2/15/27	$200,000	$199,457
5.300% 1/15/31	33,000	34,289
		233,746
Software — 0.4%
Electronic Arts, Inc. 2.950% 2/15/51	42,000	28,989
Fiserv, Inc. 5.450% 3/15/34	86,000	89,883
Intuit, Inc. 5.500% 9/15/53	48,000	51,591
Microsoft Corp. 2.921% 3/17/52	80,000	58,735
Oracle Corp.
3.600% 4/01/40	197,000	163,901
5.550% 2/06/53	15,000	15,350
6.900% 11/09/52	53,000	63,885
		472,334
Telecommunications — 0.4%
Cisco Systems, Inc. 5.050% 2/26/34	36,000	37,807
T-Mobile USA, Inc.
5.050% 7/15/33	80,000	81,999
5.500% 1/15/55	36,000	37,292
6.000% 6/15/54	16,000	17,629
Verizon Communications, Inc.
3.700% 3/22/61	47,000	35,570
3.875% 2/08/29	180,000	177,578
		387,875
Transportation — 0.0%
CSX Corp.
4.750% 11/15/48	18,000	17,290
TOTAL CORPORATE DEBT (Cost $12,624,615)		11,756,053
Non-U.S. Government Agency Obligations — 3.5%
Automobile Asset-Backed Securities — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A 1.660% 2/20/28 (b)	150,000	141,073
Enterprise Fleet Financing LLC, Series 2021-3, Class A3 1.220% 8/20/27 (b)	234,000	228,161
Fifth Third Auto Trust, Series 2023-1, Class A3 5.530% 8/15/28	131,000	132,855

	Principal Amount	Value
Hyundai Auto Receivables Trust, Series 2021-C, Class A4 1.030% 12/15/27	$140,000	$136,150
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A4 1.020% 3/15/27	70,000	67,501
		705,740
Commercial Mortgage-Backed Securities — 0.9%
Bank
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (e)	29,000	26,322
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	29,598
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (e)	24,330	22,627
BBCMS Mortgage Trust, Series 2020-C7, Class AS 2.444% 4/15/53	57,000	48,388
Benchmark Mortgage Trust, Series 2019-B9, Class AAB 3.933% 3/15/52	234,213	231,271
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A, 1 mo. USD Term SOFR + 0.814% 5.911% FRN 9/15/36 (b)	115,000	114,785
Series 2021-VOLT, Class C, 1 mo. USD Term SOFR + 1.214% 6.311% FRN 9/15/36 (b)	100,000	98,651
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C, 4.285% VRN 10/12/50 (e)	70,000	63,764
GS Mortgage Securities Trust, Series 2020-GC45, Class A5 2.911% 2/13/53	140,000	128,459
Life Mortgage Trust
Series 2021-BMR, Class A, 1 mo. USD Term SOFR + 0.814% 5.912% FRN 3/15/38 (b)	79,313	77,926
Series 2021-BMR, Class B, 1 mo. USD Term SOFR + 0.994% 6.092% FRN 3/15/38 (b)	79,313	77,891
Morgan Stanley Capital I Trust, Series 2018-H3, Class B, 4.620% VRN 7/15/51 (e)	20,000	18,976
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (e)	30,000	28,709
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	9,436
		976,803

The accompanying notes are an integral part of the financial statements.
59

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Other Asset-Backed Securities — 0.4%
AMSR Trust, Series 2021-SFR3, Class B 1.726% 10/17/38 (b)	$130,000	$121,563
Dllmt LLC, Series 2021-1A, Class A4 1.240% 6/20/29 (b)	150,000	147,260
MVW LLC, Series 2021-2A, Class A 1.430% 5/20/39 (b)	110,836	104,450
Progress Residential Trust, Series 2021-SFR10, Class A 2.393% 12/17/40 (b)	94,066	86,382
		459,655
Whole Loan Collateral Collateralized Mortgage Obligations — 1.5%
Angel Oak Mortgage Trust
Series 2021-8, Class A1, 1.820% VRN 11/25/66 (b) (e)	188,549	169,027
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	209,355	196,631
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A2, 2.500% VRN 11/25/51 (b) (e)	118,106	99,334
Series 2021-5, Class A1, 3.000% VRN 11/25/51 (b) (e)	96,859	84,688
Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.000% STEP 8/25/67 (b)	187,393	190,022
Flagstar Mortgage Trust, Series 2021-11IN, Class A6, 2.500% VRN 11/25/51 (b) (e)	197,356	176,884
JP Morgan Mortgage Trust, Series 2022-8, Class A4A, 4.000% VRN 1/25/53 (b) (e)	132,038	125,750
OBX Trust, Series 2022-NQM1, Class A1, 2.305% VRN 11/25/61 (b) (e)	190,946	171,175
Starwood Mortgage Residential Trust
Series 2021-6, Class A1, 1.920% VRN 11/25/66 (b) (e)	212,590	185,555
Series 2022-1, Class A1, 2.447% VRN 12/25/66 (b) (e)	232,007	208,138
		1,607,204
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,035,327)		3,749,402

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (f) — 9.9%
Pass-Through Securities — 9.9%
Federal Home Loan Mortgage Corp.
Pool #SD8212 2.500% 5/01/52	$698,261	$603,268
Pool #SD8174 3.000% 10/01/51	366,957	330,689
Pool #SD8242 3.000% 9/01/52	417,862	375,199
Pool #RA7484 4.000% 6/01/52	405,687	390,094
Pool #SD1351 4.500% 7/01/52	349,933	345,200
Pool #SD1628 5.000% 9/01/52	370,675	372,240
Pool #SD3386 5.500% 7/01/53	284,393	288,091
Pool #SD5060 5.500% 3/01/54	282,931	287,583
Federal National Mortgage Association
Pool #MA4437 2.000% 10/01/51	458,505	380,155
Pool #CB1787 2.000% 10/01/51	452,737	375,372
Pool #CB1782 2.000% 10/01/51	695,465	577,927
Pool #MA4562 2.000% 3/01/52	437,317	362,178
Pool #MA4361 2.500% 6/01/36	245,012	230,152
Pool #CB2074 2.500% 11/01/51	351,078	305,181
Pool #FS2635 2.500% 5/01/52	420,953	366,974
Pool #BO7245 3.000% 1/01/50	253,928	230,462
Pool #FS2600 3.000% 5/01/52	435,342	394,465
Pool #BU8819 3.500% 5/01/52	432,596	404,892
Pool #CB4891 4.500% 10/01/52	93,791	92,288
Pool #CB4404 5.000% 8/01/52	348,762	350,126
Pool #CB7100 5.000% 9/01/53	192,924	192,955
Pool #CB7859 5.500% 1/01/54	570,460	577,878
Government National Mortgage Association II, TBA 6.000% 10/20/54 (d)	375,000	381,295
Uniform Mortgage-Backed Security, TBA
2.000% 10/01/39 (d)	1,500,000	1,372,559
3.000% 10/01/54 (d)	200,000	179,500
3.500% 10/01/54 (d)	500,000	465,762
6.000% 10/01/54 (d)	375,000	383,218
		10,615,703
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $10,935,049)		10,615,703
U.S. Treasury Obligations — 11.5%
U.S. Treasury Bonds & Notes — 11.5%
U.S. Treasury Bonds
2.250% 8/15/49	839,900	581,644
4.125% 8/15/44	1,369,200	1,358,499
4.625% 5/15/54	840,600	911,806
4.750% 11/15/43	100,000	107,875

The accompanying notes are an integral part of the financial statements.
60

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Notes
2.750% 4/30/27	$963,000	$943,257
2.875% 4/30/29	1,050,000	1,018,816
3.375% 9/15/27	1,194,400	1,188,334
3.500% 9/30/26	729,600	727,549
3.500% 9/30/29	786,500	784,164
3.500% 2/15/33	285,000	280,034
3.625% 9/30/31	1,069,400	1,067,395
3.875% 8/15/34	1,589,100	1,600,279
4.250% 2/28/31	127,000	131,333
4.500% 11/15/33	431,000	455,246
4.625% 9/30/30	1,175,000	1,237,503
		12,393,734
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,636,912)		$12,393,734
TOTAL BONDS & NOTES (Cost $40,231,903)		38,514,892
TOTAL LONG-TERM INVESTMENTS (Cost $93,962,913)		108,035,058
Short-Term Investments — 2.1%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (g)	2,265,961	2,265,961
U.S. Treasury Bill — 0.0%
U.S. Treasury Bill
4.845% 1/30/25 (h) (i)	37,000	36,460
TOTAL SHORT-TERM INVESTMENTS (Cost $2,302,378)		2,302,421
TOTAL INVESTMENTS — 102.5% (Cost $96,265,291) (j)		110,337,479
Other Assets/(Liabilities) — (2.5)%		(2,718,914)
NET ASSETS — 100.0%		$107,618,565

Abbreviation Legend

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $3,709,245 or 3.45% of net assets.

(c)	Security is perpetual and has no stated maturity date.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2024.

(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)
Maturity value of $2,266,056. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $2,311,343.

(h)	The rate shown represents yield-to-maturity.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
61

MassMutual Balanced Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	12/31/24	4	$831,695	$ 1,274
U.S. Treasury Note 5 Year	12/31/24	7	768,593	587
				$1,861
Short
U.S. Treasury Note 10 Year	12/19/24	5	$(570,887)	$(519)
U.S. Treasury Ultra 10 Year	12/19/24	9	(1,064,934)	262
				$(257)

The accompanying notes are an integral part of the financial statements.
62

MassMutual Disciplined Value Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 99.4%
Common Stock — 99.4%
Communication Services — 4.8%
Comcast Corp. Class A	15,178	$633,985
Fox Corp. Class A	10,809	457,545
Omnicom Group, Inc.	2,017	208,538
Paramount Global Class B	7,735	82,146
Roku, Inc. (a)	564	42,108
Walt Disney Co.	3,473	334,068
Warner Bros Discovery, Inc. (a)	13,562	111,886
		1,870,276
Consumer Discretionary — 6.7%
Aptiv PLC (a)	1,371	98,726
BorgWarner, Inc.	1,118	40,572
DR Horton, Inc.	1,267	241,706
Ford Motor Co.	6,050	63,888
General Motors Co.	4,328	194,068
Gentex Corp.	1,047	31,085
Genuine Parts Co.	1,587	221,672
McDonald’s Corp.	1,645	500,919
NVR, Inc. (a)	33	323,789
Polaris, Inc.	1,536	127,857
PulteGroup, Inc.	2,448	351,362
Tapestry, Inc.	2,678	125,812
TopBuild Corp. (a)	598	243,272
YETI Holdings, Inc. (a)	1,203	49,359
		2,614,087
Consumer Staples — 8.9%
BellRing Brands, Inc. (a)	4,141	251,442
Campbell Soup Co.	2,815	137,710
Church & Dwight Co., Inc.	530	55,502
Colgate-Palmolive Co.	1,220	126,648
General Mills, Inc.	1,171	86,478
Hershey Co.	223	42,767
J.M. Smucker Co.	564	68,300
Kimberly-Clark Corp.	1,044	148,540
Kraft Heinz Co.	6,350	222,948
Lamb Weston Holdings, Inc.	1,225	79,307
Mondelez International, Inc. Class A	2,010	148,077
PepsiCo, Inc.	2,331	396,387
Philip Morris International, Inc.	995	120,793
Pilgrim’s Pride Corp. (a)	2,453	112,961
Procter & Gamble Co.	2,754	476,993
Walgreens Boots Alliance, Inc.	3,041	27,247
Walmart, Inc.	11,854	957,210
		3,459,310

	Number of Shares	Value
Energy — 5.6%
APA Corp.	2,381	$58,239
Chevron Corp.	2,940	432,974
ConocoPhillips	1,076	113,281
Coterra Energy, Inc.	1,940	46,463
Devon Energy Corp.	1,148	44,910
Exxon Mobil Corp.	7,677	899,898
HF Sinclair Corp.	668	29,773
Marathon Petroleum Corp.	822	133,912
Matador Resources Co.	2,421	119,646
ONEOK, Inc.	994	90,583
Ovintiv, Inc.	2,595	99,414
Valero Energy Corp.	949	128,144
		2,197,237
Financials — 24.4%
Affiliated Managers Group, Inc.	1,044	185,623
Aflac, Inc.	4,676	522,777
Aon PLC Class A	458	158,463
Arthur J Gallagher & Co.	1,419	399,264
Assurant, Inc.	362	71,987
Bank of America Corp.	7,724	306,488
Bank of New York Mellon Corp.	7,004	503,307
Bank OZK	4,379	188,253
Berkshire Hathaway, Inc. Class B (a)	3,665	1,686,853
BlackRock, Inc.	677	642,818
Block, Inc. (a)	1,212	81,362
Brown & Brown, Inc.	4,158	430,769
Cboe Global Markets, Inc.	1,554	318,368
Citigroup, Inc.	1,265	79,189
CME Group, Inc.	2,350	518,528
Coinbase Global, Inc. Class A (a)	151	26,904
East West Bancorp, Inc.	1,359	112,444
First Citizens BancShares, Inc. Class A	22	40,501
Global Payments, Inc.	696	71,284
Globe Life, Inc.	1,087	115,124
Interactive Brokers Group, Inc. Class A	473	65,917
Janus Henderson Group PLC	5,631	214,372
JP Morgan Chase & Co.	5,741	1,210,547
MGIC Investment Corp.	5,843	149,581
Progressive Corp.	1,580	400,941
State Street Corp.	3,514	310,884
Synchrony Financial	3,523	175,727
T. Rowe Price Group, Inc.	3,429	373,521
Tradeweb Markets, Inc. Class A	351	43,408

The accompanying notes are an integral part of the financial statements.
63

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wells Fargo & Co.	1,271	$71,799
Western Union Co.	4,958	59,149
		9,536,152
Health Care — 15.8%
Amgen, Inc.	1,006	324,143
Bio-Rad Laboratories, Inc. Class A (a)	699	233,871
Cardinal Health, Inc.	407	44,982
The Cooper Cos., Inc. (a)	1,438	158,669
Elevance Health, Inc.	874	454,480
Exelixis, Inc. (a)	11,267	292,379
Gilead Sciences, Inc.	3,722	312,053
Globus Medical, Inc. Class A (a)	818	58,520
Hologic, Inc. (a)	638	51,971
Illumina, Inc. (a)	1,886	245,953
Incyte Corp. (a)	3,172	209,669
Jazz Pharmaceuticals PLC (a)	3,400	378,794
Johnson & Johnson	6,094	987,594
McKesson Corp.	87	43,015
Medtronic PLC	3,747	337,342
Molina Healthcare, Inc. (a)	297	102,334
Organon & Co.	1,734	33,171
ResMed, Inc.	1,553	379,118
Stryker Corp.	914	330,192
United Therapeutics Corp. (a)	858	307,464
UnitedHealth Group, Inc.	1,116	652,503
Zimmer Biomet Holdings, Inc.	2,061	222,485
		6,160,702
Industrials — 11.5%
Acuity Brands, Inc.	199	54,802
Allison Transmission Holdings, Inc.	1,258	120,856
AMETEK, Inc.	263	45,160
Caterpillar, Inc.	997	389,947
Cummins, Inc.	249	80,624
Curtiss-Wright Corp.	1,035	340,194
Eaton Corp. PLC	1,328	440,152
EMCOR Group, Inc.	1,023	440,432
Emerson Electric Co.	2,067	226,068
General Dynamics Corp.	365	110,303
Honeywell International, Inc.	433	89,505
Hubbell, Inc.	708	303,272
Leidos Holdings, Inc.	394	64,222
Middleby Corp. (a)	588	81,808
MSA Safety, Inc.	352	62,424
nVent Electric PLC	1,754	123,236
Oshkosh Corp.	1,325	132,778
PACCAR, Inc.	3,913	386,135
RTX Corp.	2,223	269,339
Snap-on, Inc.	1,069	309,700

	Number of Shares	Value
TransDigm Group, Inc.	113	$161,266
United Rentals, Inc.	276	223,485
Westinghouse Air Brake Technologies Corp.	226	41,080
		4,496,788
Information Technology — 8.8%
Accenture PLC Class A	554	195,828
Amdocs Ltd.	2,022	176,885
Applied Materials, Inc.	1,587	320,653
Arrow Electronics, Inc. (a)	295	39,185
Cognizant Technology Solutions Corp. Class A	3,118	240,647
Dell Technologies, Inc. Class C	942	111,665
F5, Inc. (a)	349	76,850
First Solar, Inc. (a)	158	39,412
Hewlett Packard Enterprise Co.	12,459	254,911
HP, Inc.	6,756	242,338
Intel Corp.	6,526	153,100
International Business Machines Corp.	1,679	371,193
Micron Technology, Inc.	2,641	273,898
Roper Technologies, Inc.	786	437,362
TD SYNNEX Corp.	2,318	278,345
Western Digital Corp. (a)	1,993	136,102
Zoom Video Communications, Inc. Class A (a)	895	62,417
		3,410,791
Materials — 4.2%
AptarGroup, Inc.	1,270	203,441
Ecolab, Inc.	1,204	307,417
LyondellBasell Industries NV Class A	990	94,941
Mosaic Co.	2,318	62,076
Newmont Corp. (NEM US)	3,662	195,734
Packaging Corp. of America	551	118,686
PPG Industries, Inc.	3,199	423,740
RPM International, Inc.	1,618	195,778
Steel Dynamics, Inc.	353	44,506
		1,646,319
Real Estate — 7.1%
Agree Realty Corp. (b)	5,862	441,584
Brixmor Property Group, Inc.	6,082	169,445
Healthcare Realty Trust, Inc.	6,018	109,227
Highwoods Properties, Inc.	2,240	75,062
Kimco Realty Corp.	7,782	180,698
Mid-America Apartment Communities, Inc.	2,671	424,422
Omega Healthcare Investors, Inc.	1,148	46,724
Realty Income Corp.	7,795	494,359
SBA Communications Corp.	2,019	485,973

The accompanying notes are an integral part of the financial statements.
64

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
STAG Industrial, Inc.	7,849	$306,817
WP Carey, Inc.	645	40,184
		2,774,495
Utilities — 1.6%
Constellation Energy Corp.	1,299	337,766
National Fuel Gas Co.	4,511	273,412
		611,178
TOTAL COMMON STOCK (Cost $32,015,902)		38,777,335
TOTAL EQUITIES (Cost $32,015,902)		38,777,335
TOTAL LONG-TERM INVESTMENTS (Cost $32,015,902)		38,777,335
Short-Term Investments — 1.1%
Investment of Cash Collateral from Securities Loaned — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	446,831	446,831
TOTAL SHORT-TERM INVESTMENTS (Cost $446,831)		446,831
TOTAL INVESTMENTS — 100.5% (Cost $32,462,733) (d)		39,224,166
Other Assets/(Liabilities) — (0.5)%		(195,277)
NET ASSETS — 100.0%		$39,028,889

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $437,140 or 1.12% of net assets. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
65

MassMutual Disciplined Growth Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 99.2%
Common Stock — 99.2%
Communication Services — 13.7%
Alphabet, Inc. Class A	47,638	$7,900,762
Alphabet, Inc. Class C	40,673	6,800,119
Meta Platforms, Inc. Class A	16,646	9,528,836
Netflix, Inc. (a)	2,502	1,774,594
Spotify Technology SA (a)	2,544	937,540
		26,941,851
Consumer Discretionary — 13.4%
Airbnb, Inc. Class A (a)	1,418	179,817
Amazon.com, Inc. (a)	74,971	13,969,346
AutoZone, Inc. (a)	166	522,907
Booking Holdings, Inc.	22	92,667
Carvana Co. (a)	138	24,027
Deckers Outdoor Corp. (a)	6,159	982,053
Duolingo, Inc. (a)	589	166,110
Grand Canyon Education, Inc. (a)	2,781	394,485
Home Depot, Inc.	3,291	1,333,513
Lululemon Athletica, Inc. (a)	6,109	1,657,677
SharkNinja, Inc.	6,758	734,662
Tesla, Inc. (a)	14,311	3,744,187
TopBuild Corp. (a)	1,346	547,566
Ulta Beauty, Inc. (a)	1,394	542,433
Wingstop, Inc.	2,205	917,456
YETI Holdings, Inc. (a)	16,383	672,195
		26,481,101
Consumer Staples — 2.5%
Colgate-Palmolive Co.	1,799	186,754
Costco Wholesale Corp.	1,625	1,440,595
elf Beauty, Inc. (a)	1,753	191,130
Monster Beverage Corp. (a)	13,711	715,303
PepsiCo, Inc.	14,003	2,381,210
		4,914,992
Energy — 0.0%
Matador Resources Co.	1,320	65,234
Financials — 9.1%
Arthur J Gallagher & Co.	1,749	492,116
Block, Inc. (a)	1,165	78,207
Brown & Brown, Inc.	19,309	2,000,412
Coinbase Global, Inc. Class A (a)	671	119,552
Corpay, Inc. (a)	2,308	721,850
Fiserv, Inc. (a)	8,105	1,456,063
Mastercard, Inc. Class A	9,801	4,839,734
Moody’s Corp.	677	321,298
NU Holdings Ltd. Class A (a)	12,299	167,881

	Number of Shares	Value
Progressive Corp.	7,874	$1,998,106
Toast, Inc., Class A (a) (b)	7,118	201,511
Tradeweb Markets, Inc. Class A	3,409	421,591
Visa, Inc. Class A	18,366	5,049,732
		17,868,053
Health Care — 8.1%
Apellis Pharmaceuticals, Inc. (a)	2,697	77,781
Cencora, Inc.	3,961	891,542
Chemed Corp.	890	534,863
Elevance Health, Inc.	1,392	723,840
Eli Lilly & Co.	6,007	5,321,842
Exelixis, Inc. (a)	25,798	669,458
Incyte Corp. (a)	4,045	267,375
Medpace Holdings, Inc. (a)	735	245,343
Merck & Co., Inc.	28,691	3,258,150
Molina Healthcare, Inc. (a)	2,695	928,589
Neurocrine Biosciences, Inc. (a)	5,464	629,562
Regeneron Pharmaceuticals, Inc. (a)	261	274,374
ResMed, Inc.	8,870	2,165,344
		15,988,063
Industrials — 4.4%
Automatic Data Processing, Inc.	708	195,925
Booz Allen Hamilton Holding Corp.	961	156,412
Comfort Systems USA, Inc.	5,850	2,283,547
Copart, Inc. (a)	18,737	981,819
EMCOR Group, Inc.	5,240	2,255,977
HEICO Corp.	100	26,148
Illinois Tool Works, Inc.	2,851	747,162
Paychex, Inc.	6,439	864,049
Paycom Software, Inc.	3,902	649,956
United Rentals, Inc.	161	130,367
Vertiv Holdings Co. Class A	4,149	412,784
		8,704,146
Information Technology — 48.0%
Adobe, Inc. (a)	3,211	1,662,592
Advanced Micro Devices, Inc. (a)	4,886	801,695
Amphenol Corp. Class A	20,428	1,331,088
Appfolio, Inc. Class A (a)	1,984	467,034
Apple, Inc.	103,318	24,073,094
Applied Materials, Inc.	6,211	1,254,933
AppLovin Corp. Class A (a)	3,813	497,787
Arista Networks, Inc. (a)	4,790	1,838,498
Astera Labs, Inc. (a)	2,309	120,969
Broadcom, Inc.	36,565	6,307,462
Cadence Design Systems, Inc. (a)	2,388	647,220
Dell Technologies, Inc. Class C	1,874	222,144
Dynatrace, Inc. (a)	13,576	725,909
Fortinet, Inc. (a)	16,709	1,295,783

The accompanying notes are an integral part of the financial statements.
66

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
GoDaddy, Inc. Class A (a)	6,528	$1,023,460
Intuit, Inc.	2,210	1,372,410
KLA Corp.	2,114	1,637,103
Manhattan Associates, Inc. (a)	3,159	888,879
Microsoft Corp.	53,644	23,083,013
NVIDIA Corp.	185,310	22,504,046
QUALCOMM, Inc.	3,301	561,335
Salesforce, Inc.	4,450	1,218,009
Super Micro Computer, Inc. (a) (b)	866	360,602
Synopsys, Inc. (a)	1,691	856,305
		94,751,370
TOTAL COMMON STOCK (Cost $144,997,843)		195,714,810
TOTAL EQUITIES (Cost $144,997,843)		195,714,810
TOTAL LONG-TERM INVESTMENTS (Cost $144,997,843)		195,714,810
	Principal Amount
Short-Term Investments — 1.1%
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (c)	$ 2,110,342	2,110,342
TOTAL SHORT-TERM INVESTMENTS (Cost $2,110,342)		2,110,342
TOTAL INVESTMENTS — 100.3% (Cost $147,108,185) (d)		197,825,152
Other Assets/(Liabilities) — (0.3)%		(651,949)
NET ASSETS — 100.0%		$197,173,203

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $556,327 or 0.28% of net assets. The Fund received $569,198 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $2,110,431. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $2,152,718.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
67

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 98.5%
Common Stock — 98.5%
Consumer Discretionary — 9.6%
AutoNation, Inc. (a)	44,147	$7,898,781
Dorman Products, Inc. (a)	55,532	6,281,780
Dutch Bros, Inc. Class A (a)	58,844	1,884,773
KB Home	98,132	8,408,931
Steven Madden Ltd. (b)	108,171	5,299,297
Stride, Inc. (a) (b)	45,778	3,905,321
Texas Roadhouse, Inc.	18,804	3,320,787
Visteon Corp. (a)	50,873	4,845,145
		41,844,815
Consumer Staples — 1.1%
BellRing Brands, Inc. (a)	74,812	4,542,585
Energy — 5.1%
Civitas Resources, Inc.	83,189	4,215,187
CNX Resources Corp. (a) (b)	174,130	5,671,414
Helmerich & Payne, Inc. (b)	164,080	4,991,313
Northern Oil & Gas, Inc.	135,753	4,807,014
Nov, Inc.	147,167	2,350,257
		22,035,185
Financials — 14.7%
Bank of NT Butterfield & Son Ltd.	69,665	2,569,245
Berkshire Hills Bancorp, Inc.	91,627	2,467,515
Cathay General Bancorp	119,339	5,125,610
Columbia Banking System, Inc. (b)	184,950	4,829,045
Definity Financial Corp. (b)	127,193	5,126,467
Federated Hermes, Inc.	121,533	4,468,769
Marqeta, Inc. Class A (a)	462,251	2,274,275
OceanFirst Financial Corp.	139,363	2,590,758
Pacific Premier Bancorp, Inc.	177,448	4,464,592
PennyMac Financial Services, Inc.	66,046	7,527,263
Skyward Specialty Insurance Group, Inc. (a)	48,545	1,977,238
Stifel Financial Corp.	37,866	3,555,617
United Community Banks, Inc.	99,438	2,891,657
Webster Financial Corp.	87,120	4,060,663
Wintrust Financial Corp.	62,072	6,736,674
WSFS Financial Corp. (b)	62,489	3,186,314
		63,851,702
Health Care — 19.3%
Acadia Healthcare Co., Inc. (a) (b)	77,742	4,929,620
Addus HomeCare Corp. (a)	23,681	3,150,283
ADMA Biologics, Inc. (a)	572,586	11,445,994
Ascendis Pharma AS ADR (a)	32,013	4,779,861
BioLife Solutions, Inc. (a) (b)	128,728	3,223,349

	Number of Shares	Value
Bridgebio Pharma, Inc. (a)	77,622	$1,976,256
BrightSpring Health Services, Inc. (a) (b)	144,656	2,123,550
Collegium Pharmaceutical, Inc. (a)	91,552	3,537,569
Encompass Health Corp.	36,655	3,542,339
Evolent Health, Inc. Class A (a) (b)	117,131	3,312,465
Guardant Health, Inc. (a)	120,902	2,773,492
Immunovant, Inc. (a) (b)	44,344	1,264,248
Inspire Medical Systems, Inc. (a) (b)	21,174	4,468,773
Instil Bio, Inc. (a) (b)	14,439	972,034
Integer Holdings Corp. (a) (b)	34,924	4,540,120
Intra-Cellular Therapies, Inc. (a)	68,924	5,043,169
Merus NV (a)	25,517	1,274,829
Repligen Corp. (a)	24,699	3,675,705
Structure Therapeutics, Inc. ADR (a) (b)	35,661	1,565,161
Surgery Partners, Inc. (a)	129,306	4,168,826
TransMedics Group, Inc. (a)	28,547	4,481,879
Twist Bioscience Corp. (a)	113,151	5,112,162
Ultragenyx Pharmaceutical, Inc. (a)	49,224	2,734,393
		84,096,077
Industrials — 19.1%
AAR Corp. (a)	56,999	3,725,455
ABM Industries, Inc.	78,257	4,128,839
Air Lease Corp. (b)	82,840	3,751,824
Allison Transmission Holdings, Inc.	81,507	7,830,378
Atkore, Inc.	58,361	4,945,511
BWX Technologies, Inc.	35,187	3,824,827
CACI International, Inc. Class A (a)	9,700	4,894,232
Casella Waste Systems, Inc. Class A (a)	61,125	6,081,326
Enpro, Inc.	35,500	5,757,390
Esab Corp.	58,574	6,227,002
Gates Industrial Corp. PLC (a)	203,580	3,572,829
Hub Group, Inc. Class A	136,785	6,216,878
Korn Ferry	93,293	7,019,365
Paycor HCM, Inc. (a)	260,162	3,691,699
Regal Rexnord Corp.	18,221	3,022,499
Zurn Elkay Water Solutions Corp. (b)	233,330	8,385,880
		83,075,934
Information Technology — 14.1%
Allegro MicroSystems, Inc. (a) (b)	182,446	4,250,992
ASGN, Inc. (a)	53,278	4,967,108
Astera Labs, Inc. (a) (b)	38,280	2,005,489
Belden, Inc.	56,389	6,604,844
Gitlab, Inc. Class A (a)	77,418	3,990,124
Informatica, Inc. Class A (a)	133,712	3,380,239
Itron, Inc. (a)	62,868	6,714,931

The accompanying notes are an integral part of the financial statements.
68

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MACOM Technology Solutions Holdings, Inc. (a)	52,218	$5,809,775
MARA Holdings, Inc. (a) (b)	180,124	2,921,611
MKS Instruments, Inc.	40,550	4,408,190
Progress Software Corp. (b)	57,535	3,876,133
Silicon Laboratories, Inc. (a) (b)	34,615	4,000,455
Unity Software, Inc. (a) (b)	191,979	4,342,565
Vishay Intertechnology, Inc.	205,248	3,881,240
		61,153,696
Materials — 6.7%
ATI, Inc. (a)	101,175	6,769,619
Century Aluminum Co. (a)	124,623	2,022,631
Commercial Metals Co.	76,280	4,192,349
Kaiser Aluminum Corp.	32,906	2,386,343
Silgan Holdings, Inc.	101,826	5,345,865
Summit Materials, Inc. Class A (a)	216,687	8,457,294
		29,174,101
Real Estate — 6.7%
DiamondRock Hospitality Co.	726,812	6,345,069
DigitalBridge Group, Inc.	291,771	4,122,724
Four Corners Property Trust, Inc.	238,276	6,983,869
Outfront Media, Inc.	306,807	5,639,113
Terreno Realty Corp.	91,875	6,140,006
		29,230,781
Utilities — 2.1%
Chesapeake Utilities Corp.	36,332	4,511,345
Portland General Electric Co.	98,709	4,728,161
		9,239,506
TOTAL COMMON STOCK (Cost $346,399,051)		428,244,382
TOTAL EQUITIES (Cost $346,399,051)		428,244,382
TOTAL LONG-TERM INVESTMENTS (Cost $346,399,051)		428,244,382
Short-Term Investments — 1.9%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,962,671	1,962,671

	Principal Amount	Value
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (d)	$ 6,203,516	$6,203,516
TOTAL SHORT-TERM INVESTMENTS (Cost $8,166,187)		8,166,187
TOTAL INVESTMENTS — 100.4% (Cost $354,565,238) (e)		436,410,569
Other Assets/(Liabilities) — (0.4)%		(1,540,930)
NET ASSETS — 100.0%		$434,869,639

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $73,265,022 or 16.85% of net assets. The Fund received $72,734,376 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $6,203,778. Collateralized by U.S. Government Agency obligations with a rate of 0.750%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $6,327,752.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
69

MassMutual Global Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 100.6%
Common Stock — 100.6%
Canada — 0.6%
Canadian Pacific Kansas City Ltd. (a)	13,366	$1,143,328
China — 3.4%
JD.com, Inc. ADR	128,029	5,121,160
Tencent Holdings Ltd.	22,900	1,282,237
		6,403,397
Denmark — 3.9%
Novo Nordisk AS Class B	61,964	7,378,256
France — 7.2%
Airbus SE	35,076	5,136,066
Dassault Systemes SE	17,516	695,116
EssilorLuxottica SA	6,914	1,638,343
LVMH Moet Hennessy Louis Vuitton SE	7,797	5,988,208
		13,457,733
Germany — 4.2%
Allianz SE Registered	3,536	1,160,261
SAP SE	29,339	6,664,682
		7,824,943
India — 7.2%
DLF Ltd.	905,778	9,712,399
HDFC Bank Ltd.	42,630	882,361
ICICI Bank Ltd. Sponsored ADR	99,132	2,959,090
		13,553,850
Israel — 0.9%
Nice Ltd. Sponsored ADR (a) (b)	10,280	1,785,328
Italy — 1.3%
Brunello Cucinelli SpA	15,187	1,637,991
Ferrari NV	787	368,642
Moncler SpA	6,152	390,614
		2,397,247
Japan — 4.8%
Capcom Co. Ltd.	40,500	941,799
Hoya Corp.	6,800	941,604
Keyence Corp.	10,300	4,930,113
TDK Corp.	178,000	2,271,767
		9,085,283
Netherlands — 1.8%
ASML Holding NV	3,066	2,555,969
BE Semiconductor Industries NV	3,640	462,293
Universal Music Group NV (a)	16,535	432,954
		3,451,216

	Number of Shares	Value
Spain — 1.3%
Amadeus IT Group SA	33,949	$2,450,373
Sweden — 5.2%
Assa Abloy AB Class B	122,462	4,123,196
Atlas Copco AB Class A	292,541	5,659,681
		9,782,877
Switzerland — 0.9%
Lonza Group AG Registered	2,553	1,615,076
United States — 57.9%
Adobe, Inc. (b)	9,938	5,145,698
Alphabet, Inc. Class A	120,434	19,973,979
Amazon.com, Inc. (b)	14,415	2,685,947
Analog Devices, Inc.	37,627	8,660,607
Avantor, Inc. (b)	10,994	284,415
Boston Scientific Corp. (b)	10,911	914,342
Broadcom, Inc.	8,642	1,490,745
Danaher Corp.	3,469	964,451
Ecolab, Inc.	3,336	851,781
Eli Lilly & Co.	2,397	2,123,598
Equifax, Inc.	11,446	3,363,522
IDEXX Laboratories, Inc. (b)	1,415	714,886
Illumina, Inc. (b)	2,289	298,508
Intuit, Inc.	10,345	6,424,245
Intuitive Surgical, Inc. (b)	5,164	2,536,918
IQVIA Holdings, Inc. (b)	7,906	1,873,485
Lam Research Corp.	1,221	996,434
Linde PLC (LIN US)	1,260	600,844
Marriott International, Inc. Class A	6,689	1,662,885
Marvell Technology, Inc.	49,742	3,587,393
Meta Platforms, Inc. Class A	29,314	16,780,506
Microsoft Corp.	9,609	4,134,753
Netflix, Inc. (b)	1,685	1,195,120
NVIDIA Corp.	50,116	6,086,087
Phathom Pharmaceuticals, Inc. (a) (b)	39,040	705,843
QUALCOMM, Inc.	2,202	374,450
S&P Global, Inc.	15,576	8,046,873
Synopsys, Inc. (b)	834	422,329
Thermo Fisher Scientific, Inc.	1,269	784,965
TJX Cos., Inc.	3,424	402,457
Visa, Inc. Class A	16,590	4,561,420
Zoetis, Inc.	1,883	367,901
		109,017,387
TOTAL COMMON STOCK (Cost $96,672,683)		189,346,294
TOTAL EQUITIES (Cost $96,672,683)		189,346,294

The accompanying notes are an integral part of the financial statements.
70

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL LONG-TERM INVESTMENTS (Cost $96,672,683)		$189,346,294
Short-Term Investments — 1.8%
Investment of Cash Collateral from Securities Loaned — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,842,364	2,842,364
	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (d)	$461,474	461,474
TOTAL SHORT-TERM INVESTMENTS (Cost $3,303,838)		3,303,838
TOTAL INVESTMENTS — 102.4% (Cost $99,976,521) (e)		192,650,132
Other Assets/(Liabilities) — (2.4)%		(4,495,859)
NET ASSETS — 100.0%		$188,154,273

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $4,021,998 or 2.14% of net assets. The Fund received $1,279,738 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)
Maturity value of $461,493. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $470,815.

(e)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Information Technology	30.1%
Communication Services	21.6%
Health Care	12.3%
Consumer Discretionary	11.0%
Industrials	10.3%
Financials	9.4%
Real Estate	5.1%
Materials	0.8%
Total Long-Term Investments	100.6%
Short-Term Investments and Other Assets and Liabilities	(0.6)%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
71

MassMutual International Equity Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 96.4%
Common Stock — 96.3%
Australia — 1.2%
BHP Group Ltd. (a)	2,000	$62,186
Glencore PLC	55,700	318,967
Macquarie Group Ltd.	2,200	354,791
Santos Ltd.	54,900	267,577
Sonic Healthcare Ltd.	11,600	218,283
Whitehaven Coal Ltd.	31,960	160,100
		1,381,904
Belgium — 0.9%
Anheuser-Busch InBev SA	7,400	490,297
Groupe Bruxelles Lambert NV	1,500	116,841
KBC Group NV	3,500	278,475
Liberty Global Ltd. Class C (a) (b)	9,200	198,812
		1,084,425
Brazil — 0.1%
Pluxee NV (b)	3,534	74,541
Canada — 5.1%
Canadian National Railway Co.	25,214	2,952,524
CCL Industries, Inc. Class B	1,300	79,253
Intact Financial Corp.	16,449	3,158,568
		6,190,345
China — 0.2%
Prosus NV (PRX NA)	6,200	268,144
Denmark — 0.1%
Novo Nordisk AS Class B	900	107,166
Finland — 2.2%
Kone OYJ Class B	44,940	2,688,375
France — 8.7%
Accor SA	9,326	405,361
Amundi SA (c)	2,792	208,748
AXA SA	50,470	1,942,413
Capgemini SE	15,767	3,415,405
Cie de Saint-Gobain SA	2,800	255,220
LVMH Moet Hennessy Louis Vuitton SE	1,258	966,162
Rexel SA	3,300	95,598
Societe Generale SA	11,532	287,486
Sodexo SA	2,334	191,361
Teleperformance SE	1,400	145,212
TotalEnergies SE (a)	6,100	395,373

	Number of Shares	Value
Veolia Environnement SA	12,892	$424,160
Vinci SA	15,051	1,760,968
		10,493,467
Germany — 8.1%
Allianz SE Registered	760	249,377
BASF SE	3,000	158,766
Deutsche Boerse AG	1,236	289,845
Deutsche Post AG	6,800	302,810
Heidelberg Materials AG	2,900	315,225
Infineon Technologies AG	8,800	307,993
K&S AG Registered	4,811	61,713
Merck KGaA	18,254	3,214,027
SAP SE	2,600	590,619
Siemens AG Registered	2,160	436,213
Symrise AG	25,908	3,581,921
Zalando SE (b) (c)	6,999	230,934
		9,739,443
Hong Kong — 3.1%
AIA Group Ltd.	305,848	2,704,553
CK Asset Holdings Ltd.	48,000	208,582
Prudential PLC	86,423	806,201
		3,719,336
Ireland — 0.5%
AerCap Holdings NV	3,881	367,608
AIB Group PLC	48,900	280,315
		647,923
Israel — 0.3%
Check Point Software Technologies Ltd. (b)	1,590	306,568
Italy — 0.1%
Prysmian SpA	1,300	94,514
Ryanair Holdings PLC Sponsored ADR	450	20,331
		114,845
Japan — 15.4%
Astellas Pharma, Inc. (a)	110,300	1,266,068
Canon, Inc. (a)	6,600	216,764
Chugai Pharmaceutical Co. Ltd.	60,791	2,939,991
FANUC Corp. (a)	7,200	210,432
Fujitsu Ltd.	25,200	516,975
Hitachi Ltd.	26,000	686,886
Hoya Corp.	15,690	2,172,613
Kao Corp.	43,906	2,175,758
KDDI Corp.	52,864	1,692,115
Keyence Corp.	5,360	2,565,573
Kyocera Corp.	19,100	221,612

The accompanying notes are an integral part of the financial statements.
72

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nintendo Co. Ltd.	4,100	$218,597
Olympus Corp.	18,500	351,122
ORIX Corp.	18,200	422,544
Rakuten Group, Inc. (a) (b)	42,600	275,832
Renesas Electronics Corp.	16,900	246,608
SBI Holdings, Inc. (a)	13,800	318,008
Seven & i Holdings Co. Ltd.	30,700	459,738
Sony Group Corp.	31,500	611,775
Square Enix Holdings Co. Ltd.	2,300	91,295
Sumitomo Mitsui Financial Group, Inc.	24,300	517,345
Toyota Industries Corp.	4,300	331,939
		18,509,590
Luxembourg — 0.4%
ArcelorMittal SA	8,200	215,201
Eurofins Scientific SE	3,600	228,167
		443,368
Netherlands — 3.2%
ASML Holding NV	390	325,123
EXOR NV	800	85,742
Heineken Holding NV	3,400	256,782
Heineken NV (a)	32,816	2,909,693
ING Groep NV Series N	12,500	227,354
Koninklijke Philips NV (b)	2,836	92,931
		3,897,625
Norway — 0.4%
Aker BP ASA	10,113	217,517
DNB Bank ASA	14,600	299,491
		517,008
Republic of Korea — 0.3%
Samsung Electronics Co. Ltd.	6,900	327,028
Singapore — 0.3%
DBS Group Holdings Ltd.	13,610	404,211
Spain — 3.9%
Iberdrola SA	159,452	2,466,973
Industria de Diseno Textil SA	37,422	2,214,890
		4,681,863
Sweden — 2.7%
Assa Abloy AB Class B	70,430	2,371,321
Boliden AB	4,100	139,095
Essity AB Class B	11,500	358,899
Husqvarna AB Class B	7,600	53,300
Skandinaviska Enskilda Banken AB Class A	16,259	248,754
Volvo AB Class B	2,700	71,379
		3,242,748

	Number of Shares	Value
Switzerland — 7.2%
Chocoladefabriken Lindt & Spruengli AG	162	$2,091,555
Cie Financiere Richemont SA Registered Class A	1,900	301,230
Julius Baer Group Ltd.	3,200	192,808
Novartis AG Registered	25,667	2,954,677
Sika AG Registered	9,368	3,108,012
		8,648,282
United Kingdom — 17.2%
Ashtead Group PLC	3,900	302,723
AstraZeneca PLC	15,111	2,353,763
Aviva PLC	30,058	194,807
BAE Systems PLC	140,836	2,331,347
Barratt Developments PLC	16,100	103,249
Bunzl PLC	2,500	118,275
Burberry Group PLC	6,000	56,361
CK Hutchison Holdings Ltd.	66,500	377,535
Compass Group PLC	69,268	2,219,367
DCC PLC	4,441	302,700
Diageo PLC	76,089	2,654,899
Dowlais Group PLC	50,469	39,445
Entain PLC	9,900	101,094
Inchcape PLC	20,256	216,124
Informa PLC	10,500	115,343
Kingfisher PLC	50,500	217,905
Legal & General Group PLC	92,900	280,993
Lloyds Banking Group PLC	600,700	471,685
Pearson PLC	11,361	154,058
Persimmon PLC	7,900	173,469
Reckitt Benckiser Group PLC	38,563	2,361,513
Smith & Nephew PLC	135,162	2,101,334
Tesco PLC	72,200	346,149
Unilever PLC (ULVR LN)	7,100	459,810
Unilever PLC (UNA NA)	41,895	2,715,284
		20,769,232
United States — 14.7%
BP PLC	70,000	369,234
CNH Industrial NV	20,800	230,880
Experian PLC	61,784	3,254,906
GSK PLC	14,120	287,199
Linde PLC (LIN US)	5,901	2,813,951
Nestle SA Registered	29,699	2,993,155
Roche Holding AG	9,933	3,179,699
Sanofi SA	3,900	449,335
Schneider Electric SE	8,409	2,224,703
Shell PLC	41,356	1,347,912
Smurfit WestRock PLC	7,900	390,418

The accompanying notes are an integral part of the financial statements.
73

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stellantis NV	4,700	$65,045
Tenaris SA	8,800	139,682
		17,746,119
TOTAL COMMON STOCK (Cost $100,900,208)		116,003,556
Preferred Stock — 0.1%
Germany — 0.1%
Henkel AG & Co. KGaA 2.197%	1,669	156,824
TOTAL PREFERRED STOCK (Cost $130,842)		156,824
TOTAL EQUITIES (Cost $101,031,050)		116,160,380
TOTAL LONG-TERM INVESTMENTS (Cost $101,031,050)		116,160,380
Short-Term Investments — 4.6%
Investment of Cash Collateral from Securities Loaned — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,924,845	1,924,845
	Principal Amount
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (e)	$3,619,121	3,619,121
TOTAL SHORT-TERM INVESTMENTS (Cost $5,543,966)		5,543,966
TOTAL INVESTMENTS — 101.0% (Cost $106,575,016) (f)		121,704,346
Other Assets/(Liabilities) — (1.0)%		(1,243,780)
NET ASSETS — 100.0%		$120,460,566

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $5,139,085 or 4.27% of net assets. The Fund received $3,528,859 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Non-income producing security.
(c)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $439,682 or 0.37% of net assets.

(d)	Represents investment of security lending cash collateral. (Note 2).
(e)
Maturity value of $3,619,274. Collateralized by U.S. Government Agency obligations with a rate of 4.875%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $3,691,687.

(f)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Industrials	18.3%
Health Care	18.2%
Consumer Staples	17.0%
Financials	11.9%
Materials	9.3%
Information Technology	7.5%
Consumer Discretionary	7.3%
Energy	2.4%
Utilities	2.4%
Communication Services	1.9%
Real Estate	0.2%
Total Long-Term Investments	96.4%
Short-Term Investments and Other Assets and Liabilities	3.6%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
74

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments

September 30, 2024

	Number of Shares	Value
Equities — 97.4%
Common Stock — 96.5%
Brazil — 4.7%
Azzas 2154 SA	9,936	$76,914
Banco BTG Pactual SA	148,400	906,303
Localiza Rent a Car SA	138,686	1,043,766
NU Holdings Ltd. Class A (a)	75,054	1,024,487
Raia Drogasil SA	151,700	709,810
Vale SA Sponsored ADR	4,285	50,049
WEG SA	119,137	1,189,467
		5,000,796
Chile — 1.1%
Antofagasta PLC	21,304	575,293
Banco de Chile	4,763,456	607,549
		1,182,842
China — 21.1%
Airtac International Group	18,000	522,427
Alibaba Group Holding Ltd. Sponsored ADR	27,374	2,904,929
Budweiser Brewing Co. APAC Ltd. (b)	228,600	301,763
Contemporary Amperex Technology Co. Ltd. Class A	5,500	195,351
H World Group Ltd.	10,800	40,770
H World Group Ltd. ADR (c)	146,519	5,450,507
Meituan Class B (a) (b)	149,400	3,179,811
NetEase, Inc. ADR	5,383	503,364
New Horizon Health Ltd. (a) (b) (d) (e)	145,000	65,936
PDD Holdings, Inc. ADR (a)	9,178	1,237,286
Tencent Holdings Ltd.	108,790	6,091,466
WuXi XDC Cayman, Inc. (a)	35,269	106,063
Yum China Holdings, Inc.	14,094	634,512
ZTO Express Cayman, Inc. ADR	55,502	1,374,784
		22,608,969
France — 3.8%
Pernod Ricard SA	13,875	2,097,204
TotalEnergies SE (c)	30,164	1,955,088
		4,052,292
Hong Kong — 1.1%
AIA Group Ltd.	139,200	1,230,918
India — 16.5%
Adani Ports & Special Economic Zone Ltd.	31,194	538,411
Bajaj Finance Ltd.	1,525	140,412
Bajaj Finserv Ltd.	2,983	70,228

	Number of Shares	Value
Bharti Airtel Ltd.	23,573	$483,015
Havells India Ltd.	27,828	672,638
HCL Technologies Ltd.	31,011	666,851
HDFC Bank Ltd.	149,104	3,086,173
Infosys Ltd.	53,408	1,192,093
Kotak Mahindra Bank Ltd.	234,102	5,195,015
Macrotech Developers Ltd. (b)	44,475	656,810
Mahindra & Mahindra Ltd.	9,862	367,463
Maruti Suzuki India Ltd.	1,306	206,382
Oberoi Realty Ltd.	73,149	1,641,579
Sun Pharmaceutical Industries Ltd.	3,337	76,801
Tata Consultancy Services Ltd.	52,487	2,679,958
		17,673,829
Indonesia — 1.5%
Bank Central Asia Tbk. PT	2,286,400	1,558,872
Italy — 3.1%
Ermenegildo Zegna NV (c)	27,805	273,601
Moncler SpA	16,035	1,018,124
PRADA SpA	258,400	1,995,663
		3,287,388
Japan — 2.1%
Chugai Pharmaceutical Co. Ltd.	13,600	657,727
Daiichi Sankyo Co. Ltd.	46,900	1,541,893
		2,199,620
Mexico — 8.5%
America Movil SAB de CV ADR	102,235	1,672,565
Fomento Economico Mexicano SAB de CV	334,508	3,298,021
Grupo Aeroportuario del Pacifico SAB de CV Class B	11,294	195,743
Grupo Aeroportuario del Sureste SAB de CV Class B	10,900	308,018
Grupo Mexico SAB de CV Series B	476,060	2,659,553
Wal-Mart de Mexico SAB de CV	321,332	969,545
		9,103,445
Netherlands — 1.0%
Argenx SE ADR (a)	1,890	1,024,531
Peru — 1.1%
Credicorp Ltd.	6,325	1,144,635
Philippines — 1.9%
SM Investments Corp.	94,570	1,616,345
SM Prime Holdings, Inc.	698,600	403,351
		2,019,696
Poland — 0.8%
Allegro.eu SA (a) (b)	91,135	823,542

The accompanying notes are an integral part of the financial statements.
75

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Portugal — 2.1%
Galp Energia SGPS SA	119,773	$2,248,900
Republic of Korea — 7.0%
Kakao Corp.	1,502	41,521
NAVER Corp.	2,095	272,776
Samsung Biologics Co. Ltd. (a) (b)	2,408	1,803,203
Samsung Electronics Co. Ltd.	92,856	4,400,943
SK Hynix, Inc.	7,161	964,647
		7,483,090
Russia — 0.0%
Novatek PJSC GDR (a) (b) (d) (e)	700	—
Sberbank of Russia PJSC (a) (d) (e)	18,062	—
		—
South Africa — 1.2%
FirstRand Ltd.	259,789	1,252,119
Switzerland — 0.5%
Cie Financiere Richemont SA Registered Class A	3,433	544,276
Taiwan — 14.4%
Global Unichip Corp.	7,000	245,281
Hon Hai Precision Industry Co. Ltd.	76,000	454,239
MediaTek, Inc.	53,000	1,979,210
Taiwan Semiconductor Manufacturing Co. Ltd.	399,000	12,181,342
Voltronic Power Technology Corp.	9,000	574,134
		15,434,206
Turkey — 0.9%
Akbank TAS	88,878	160,305
BIM Birlesik Magazalar AS	18,408	267,379
KOC Holding AS	81,340	448,198
Migros Ticaret AS	8,835	116,176
		992,058
United Arab Emirates — 0.3%
Americana Restaurants International PLC - Foreign Co.	400,155	292,061
United Kingdom — 1.3%
AstraZeneca PLC	9,292	1,447,367
United States — 0.5%
Legend Biotech Corp. ADR (a) (c)	11,013	536,664
TOTAL COMMON STOCK (Cost $91,081,343)		103,142,116

	Number of Shares	Value
Preferred Stock — 0.9%
Brazil — 0.9%
Itau Unibanco Holding SA 6.508%
	136,282	$903,343
TOTAL PREFERRED STOCK (Cost $792,967)		903,343
TOTAL EQUITIES (Cost $91,874,310)		104,045,459
TOTAL LONG-TERM INVESTMENTS (Cost $91,874,310)		104,045,459
Short-Term Investments — 2.2%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	471,549	471,549

	Principal Amount
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/24, 1.520%, due 10/01/24 (g)	$1,914,863	1,914,863
TOTAL SHORT-TERM INVESTMENTS (Cost $2,386,412)		2,386,412
TOTAL INVESTMENTS — 99.6% (Cost $94,260,722) (h)		106,431,871
Other Assets/(Liabilities) — 0.4%		455,965
NET ASSETS — 100.0%		$106,887,836

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At September 30, 2024, the aggregate market value of these securities amounted to $6,831,065 or 6.39% of net assets.

The accompanying notes are an integral part of the financial statements.
76

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)
Notes to Portfolio of Investments (Continued)
(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2024, was $3,200,301 or 2.99% of net assets. The Fund received $2,903,178 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)
This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2024, these securities amounted to a value of $65,936 or 0.06% of net assets.

(e)	Investment is valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)
Maturity value of $1,914,943. Collateralized by U.S. Government Agency obligations with a rate of 0.750%, maturity date of 5/31/26, and an aggregate market value, including accrued interest, of $1,953,281.

(h)	See Note 6 for aggregate cost for federal tax purposes.
Sector weightings, as a percentage of net assets, is as follows:

Information Technology	23.2%
Consumer Discretionary	17.8%
Financials	16.2%
Communication Services	8.5%
Industrials	8.1%
Consumer Staples	7.3%
Health Care	6.8%
Energy	3.9%
Materials	3.1%
Real Estate	2.5%
Total Long-Term Investments	97.4%
Short-Term Investments and Other Assets and Liabilities	2.6%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
77

MassMutual Funds

Statements of Assets and Liabilities
September 30, 2024

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$ 150,014,800	$ 153,251,541
Repurchase agreements, at value (Note 2) (b)	25,000,000	3,249,821
Total investments (c)	175,014,800	156,501,362
Cash	78,061	38
Foreign currency, at value (d)	—	190
Receivables from:
Investments sold
Regular delivery	—	—
Delayed delivery	—	—
Cash collateral pledged for open derivatives (Note 2)	—	3,042,000
Cash collateral pledged for when-issued securities (Note 2)	—	—
Due from broker	—	—
Open forward contracts (Note 2)	—	—
Fund shares sold	467,132	174,673
Variation margin on open derivative instruments (Note 2)	—	7,996
Interest and dividends	61,080	1,159,054
Foreign tax reclaims	—	—
Open swap agreements, at value (Note 2)	—	—
Prepaid expenses	14,463	44,153
Other receivables	—	—
Total assets	175,635,536	160,929,466
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	1,507,148
Delayed delivery	—	965,676
Cash collateral held for open derivatives (Note 2)	—	—
Cash collateral held for when-issued securities (Note2)	—	—
Written options outstanding, at value (Note 2) (e)	—	—
Distributions (Note 2)	589	11,821
Open forward contracts (Note 2)	—	—
Interest and dividends	—	—
Fund shares redeemed	1,864,977	172,563
Cash collateral held for securities on loan (Note 2)	—	821,925
Trustees’ fees and expenses (Note 3)	27,281	30,228
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	57,855	92,374
Investment advisory fees	49,687	29,275
Service fees	—	34,476
Distribution fees	—	4,052
Merger fees	—	—
Accrued expense and other liabilities	71,793	174,064
Total liabilities	2,072,182	3,843,602
Net assets	$173,563,354	$157,085,864
Net assets consist of:
Paid-in capital	$173,588,071	$321,089,436
Accumulated earnings (loss)	(24,717)	(164,003,572)
Net assets	$173,563,354	$157,085,864
(a) Cost of investments:	$150,014,800	$158,927,808
(b) Cost of repurchase agreements:	$25,000,000	$3,249,821
(c) Securities on loan with market value of:	$—	$964,974
(d) Cost of foreign currency:	$—	$186
(e) Premiums received on written options:	$—	$—

The accompanying notes are an integral part of the financial statements.
78

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$ 242,850,204	$ 1,210,045,005	$ 148,608,080	$ 435,868,913	$ 108,071,518
563,043	11,842,813	1,998,387	3,171,648	2,265,961
243,413,247	1,221,887,818	150,606,467	439,040,561	110,337,479
831,162	158,530	15,564	10,057	—
—	2	4,658	—	—

—	10,476,070	1,036,256	3,692,708	2,617,597
—	—	—	—	11,323
308,000	—	40,000	—	—
—	50,000	—	—	—
—	—	173,103	—	—
—	—	78,909	—	—
168,715	2,586,485	243,371	231,723	22,779
114,584	—	—	—	2,851
460,519	7,624,948	1,113,643	6,378,728	263,295
—	—	14,105	461,273	—
7,694,697	—	—	—	—
41,187	36,855	40,944	44,075	39,578
—	21,643	—	—	—
253,032,111	1,242,842,351	153,367,020	449,859,125	113,294,902

—	4,019,062	—	11,507,720	2,582,882
—	180,869,893	13,980,243	3,443,129	2,811,273
4,970,000	—	—	—	—
—	354,586	—	—	—
—	—	12,588	—	—
438	1,572	386	576	—
—	—	58,431	—	—
2,859,627	—	—	—	—
850,712	7,308,481	64,057	2,247,468	44,027
—	13,631,015	4,223,208	32,897,900	—
18,713	123,268	11,670	22,447	9,598
—	349,065	106,720	—	—

50,789	227,831	58,889	71,649	52,121
66,934	331,416	37,862	139,215	43,168
8,194	34,147	4,441	31,912	18,592
1,374	2,710	685	17,448	7,078
—	95,972	—	—	—
106,394	385,710	101,628	150,326	107,598
8,933,175	207,734,728	18,660,808	50,529,790	5,676,337
$244,098,936	$1,035,107,623	$134,706,212	$399,329,335	$107,618,565

$276,423,783	$1,242,817,416	$167,844,228	$466,022,579	$89,186,888
(32,324,847)	(207,709,793)	(33,138,016)	(66,693,244)	18,431,677
$244,098,936	$1,035,107,623	$134,706,212	$399,329,335	$107,618,565
$245,175,861	$1,240,660,853	$155,923,339	$431,611,699	$93,999,330
$563,043	$11,842,813	$1,998,387	$3,171,648	$2,265,961
$—	$14,824,744	$8,791,302	$31,665,949	$—
$—	$2	$4,581	$—	$—
$—	$—	$12,342	$—	$—

The accompanying notes are an integral part of the financial statements.
79

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Class I shares:
Net assets		$ 53,625,322
Shares outstanding (a)		5,801,178
Net asset value, offering price and redemption price per share		$9.24
Class R5 shares:
Net assets	$ 173,563,354	$11,547,064
Shares outstanding (a)	173,765,701	1,243,140
Net asset value, offering price and redemption price per share	$1.00	$9.29
Service Class shares:
Net assets		$2,117,298
Shares outstanding (a)		229,615
Net asset value, offering price and redemption price per share		$9.22
Administrative Class shares:
Net assets		$12,115,656
Shares outstanding (a)		1,318,040
Net asset value, offering price and redemption price per share		$9.19
Class R4 shares:
Net assets		$8,390,744
Shares outstanding (a)		905,862
Net asset value, offering price and redemption price per share		$9.26
Class A shares:
Net assets		$5,960,488
Shares outstanding (a)		651,450
Net asset value and redemption price per share		$9.15
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)		$9.38
Class R3 shares:
Net assets		$5,406,054
Shares outstanding (a)		588,746
Net asset value, offering price and redemption price per share		$9.18
Class Y shares:
Net assets		$35,518,791
Shares outstanding (a)		3,838,561
Net asset value, offering price and redemption price per share		$9.25
Class L shares:
Net assets		$21,637,755
Shares outstanding (a)		2,348,374
Net asset value and redemption price per share		$9.21
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)		$9.45
Class C shares:
Net assets		$766,692
Shares outstanding (a)		82,520
Net asset value, offering price and redemption price per share		$9.29

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
80

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$ 162,466,793	$ 758,457,207	$ 52,500,030	$ 253,129,991	$ 41,741,631
17,039,041	81,516,633	5,766,638	31,011,483	3,231,247
$9.53	$9.30	$9.10	$8.16	$12.92

$47,911,972	$145,070,652	$67,567,963	$38,879,385	$24,927,982
5,022,911	15,525,551	8,225,242	4,729,991	1,930,921
$9.54	$9.34	$8.21	$8.22	$12.91

$15,951,926	$36,028,408	$3,629,030	$18,904,598	$9,664,880
1,677,052	3,877,400	433,442	2,298,447	692,970
$9.51	$9.29	$8.37	$8.22	$13.95

$4,953,229	$37,303,922	$3,901,353	$12,022,718	$978,017
513,291	4,056,714	466,436	1,488,803	75,430
$9.65	$9.20	$8.36	$8.08	$12.97

$2,120,313	$19,865,281	$2,253,648	$16,487,944	$5,291,262
228,021	2,182,115	273,506	2,077,636	431,934
$9.30	$9.10	$8.24	$7.94	$12.25

$8,349,374	$30,137,809	$3,673,359	$6,744,955	$12,924,364
888,940	3,292,155	436,923	835,482	1,039,306
$9.39	$9.15	$8.41	$8.07	$12.44
$9.81	$9.56	$8.78	$8.43	$13.16

$2,242,752	$4,125,667	$1,081,802	$27,608,712	$11,967,917
240,494	433,251	129,702	3,376,079	985,298
$9.33	$9.52	$8.34	$8.18	$12.15

$102,577	$4,118,677	$99,027	$25,376,605	$122,512
10,741	440,788	12,048	3,100,416	9,488
$9.55	$9.34	$8.22	$8.18	$12.91

			$174,427
			21,223
			$8.22

The accompanying notes are an integral part of the financial statements.
81

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual Disciplined Value Fund	MassMutual Disciplined Growth Fund
Assets:
Investments, at value (Note 2) (a)	$39,224,166	$195,714,810
Repurchase agreements, at value (Note 2) (b)	—	2,110,342
Total investments (c)	39,224,166	197,825,152
Cash	—	—
Foreign currency, at value (d)	—	—
Receivables from:
Investments sold
Regular delivery	460,762	—
Fund shares sold	10,030	199,417
Interest and dividends	23,601	35,280
Foreign tax reclaims	—	—
Prepaid expenses	37,173	36,949
Total assets	39,755,732	198,096,798
Liabilities:
Payables for:
Investments purchased
Regular delivery	—	—
Fund shares redeemed	8,441	669,851
Cash collateral held for securities on loan (Note 2)	446,831	—
Trustees’ fees and expenses (Note 3)	12,689	18,212
Affiliates (Note 3):
Administration fees	26,163	42,917
Investment advisory fees	14,949	74,157
Service fees	3,703	13,651
Distribution fees	1,173	3,496
Due to custodian	94,400	—
Accrued expense and other liabilities	118,494	101,311
Total liabilities	726,843	923,595
Net assets	$39,028,889	$197,173,203
Net assets consist of:
Paid-in capital	$28,974,358	$118,507,445
Accumulated earnings (loss)	10,054,531	78,665,758
Net assets	$39,028,889	$197,173,203
(a) Cost of investments:	$32,462,733	$144,997,843
(b) Cost of repurchase agreements:	$—	$2,110,342
(c) Securities on loan with market value of:	$437,140	$556,327
(d) Cost of foreign currency:	$—	$—

The accompanying notes are an integral part of the financial statements.
82

MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$ 430,207,053	$ 192,188,658	$ 118,085,225	$ 104,517,008
6,203,516	461,474	3,619,121	1,914,863
436,410,569	192,650,132	121,704,346	106,431,871
—	27	1	15
12,506	33,604	75,292	443,632

642,313	—	66,549	1,531,328
191,888	74,473	65,553	53,114
391,865	40,085	167,140	185,702
—	326,092	681,550	38,248
49,795	29,286	39,920	39,741
437,698,936	193,153,699	122,800,351	108,723,651

15,634	—	56,392	521,571
447,464	699,932	70,249	66,599
1,962,671	2,842,364	1,924,845	471,549
18,184	20,509	30,210	9,308

53,224	44,024	29,230	17,580
199,396	118,068	84,069	25,290
42,167	20,042	8,205	637
6,075	5,851	1,602	319
—	—	—	—
84,482	1,248,636	134,983	722,962
2,829,297	4,999,426	2,339,785	1,835,815
$434,869,639	$188,154,273	$120,460,566	$106,887,836

$317,945,755	$75,639,042	$103,109,456	$120,238,819
116,923,884	112,515,231	17,351,110	(13,350,983)
$434,869,639	$188,154,273	$120,460,566	$106,887,836
$348,361,722	$99,515,047	$102,955,895	$92,345,859
$6,203,516	$461,474	$3,619,121	$1,914,863
$73,265,022	$4,021,998	$5,139,085	$3,200,301
$12,525	$33,534	$75,382	$442,775

The accompanying notes are an integral part of the financial statements.
83

MassMutual Funds (Continued)

Statements of Assets and Liabilities
September 30, 2024

	MassMutual Disciplined Value Fund	MassMutual Disciplined Growth Fund
Class I shares:
Net assets	$ 10,019,243	$ 41,636,750
Shares outstanding (a)	664,741	3,410,023
Net asset value, offering price and redemption price per share	$15.07	$12.21
Class R5 shares:
Net assets	$13,569,167	$103,667,958
Shares outstanding (a)	896,548	8,499,174
Net asset value, offering price and redemption price per share	$15.13	$12.20
Service Class shares:
Net assets	$8,585,583	$8,565,828
Shares outstanding (a)	575,429	697,838
Net asset value, offering price and redemption price per share	$14.92	$12.27
Administrative Class shares:
Net assets	$991,200	$21,907,251
Shares outstanding (a)	64,128	1,744,427
Net asset value, offering price and redemption price per share	$15.46	$12.56
Class R4 shares:
Net assets	$501,722	$7,467,069
Shares outstanding (a)	34,057	654,892
Net asset value, offering price and redemption price per share	$14.73	$11.40
Class A shares:
Net assets	$3,583,328	$8,201,692
Shares outstanding (a)	243,854	707,791
Net asset value and redemption price per share	$14.69	$11.59
Maximum Offering price per share (100/[100-maximum sales charge] of net asset value)	$15.54	$12.26
Class R3 shares:
Net assets	$1,664,426	$5,572,086
Shares outstanding (a)	111,406	496,403
Net asset value, offering price and redemption price per share	$14.94	$11.22
Class Y shares:
Net assets	$114,220	$154,569
Shares outstanding (a)	7,547	12,674
Net asset value, offering price and redemption price per share	$15.13	$12.20

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
84

MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$ 219,360,764	$ 54,969,706	$ 72,976,653	$ 103,773,624
11,377,489	4,820,925	7,809,148	9,621,345
$19.28	$11.40	$9.35	$10.79

$109,539,214	$50,714,267	$29,483,084	$139,131
5,708,269	4,466,994	3,153,314	12,637
$19.19	$11.35	$9.35	$11.01

$16,695,724	$3,979,651	$2,956,638	$1,718,945
874,279	359,270	317,256	159,425
$19.10	$11.08	$9.32	$10.78

$22,272,130	$47,136,671	$1,720,006	$238,121
1,178,219	4,210,695	186,562	22,044
$18.90	$11.19	$9.22	$10.80

$12,849,096	$9,711,657	$629,837	$452,787
711,226	927,624	73,976	42,591
$18.07	$10.47	$8.51	$10.63

$43,168,424	$12,339,405	$10,000,529	$68,386
2,374,571	1,149,879	1,156,610	6,368
$18.18	$10.73	$8.65	$10.74
$19.24	$11.35	$9.15	$11.37

$9,822,331	$9,302,916	$2,580,786	$496,842
554,404	886,006	308,409	47,582
$17.72	$10.50	$8.37	$10.44

$1,161,956		$113,033
60,499		12,092
$19.21		$9.35

The accompanying notes are an integral part of the financial statements.
85

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Investment income (Note 2):
Dividends (a)	$—	$—
Interest (b)	9,719,744	8,190,970
Securities lending net income	—	9,298
Total investment income	9,719,744	8,200,268
Expenses (Note 3):
Investment advisory fees	634,458	617,178
Custody fees	6,013	51,663
Trustee reporting	—	10,754
Audit and tax fees	36,170	53,599
Legal fees	6,746	11,373
Proxy fees	1,691	1,443
Accounting & Administration fees	56,031	66,273
Shareholder reporting fees	14,518	21,397
Trustees’ fees	12,589	9,506
Registration and filing fees	32,610	157,520
Transfer agent fees	3,024	42,003
Merger fees	—	—
	803,850	1,042,709
Administration fees:
Class R5	181,274	11,836
Service Class	—	4,108
Administrative Class	—	34,431
Class R4	—	13,148
Class A	—	16,404
Class R3	—	11,917
Class Y	—	35,099
Class L	—	20,218
Class C	—	386
Distribution and Service fees:
Class R4	—	16,435
Class A	—	15,381
Class R3	—	29,794
Class L	—	101,090
Class C	—	3,856
Total expenses	985,124	1,356,812
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	(86,129)
Class R5 fees reimbursed by adviser	(9,363)	(10,129)
Service Class fees reimbursed by adviser	—	(1,686)
Administrative Class fees reimbursed by adviser	—	(9,902)
Class R4 fees reimbursed by adviser	—	(7,117)
Class A fees reimbursed by adviser	—	(5,267)
Class R3 fees reimbursed by adviser	—	(4,895)
Class Y fees reimbursed by adviser	—	(78,677)
Class L fees reimbursed by adviser	—	(69,453)
Class C fees reimbursed by adviser	—	(1,312)
Net expenses:	975,761	1,082,245
Net investment income (loss)	8,743,983	7,118,023

+
Effective September 23, 2024, the MassMutual Strategic Bond Fund reorganized into the MassMutual Core Bond Fund. Prior to September 23, 2024, information provided reflects MassMutual Core Bond Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Acquisition of MassMutual Strategic Bond Fund” in the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.
86

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund+	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

$—	$—	$35,334	$—	$1,092,023
12,810,363	35,329,634	7,215,429	30,259,580	1,394,789
57	11,451	9,884	158,355	—
12,810,420	35,341,085	7,260,647	30,417,935	2,486,812

946,753	2,544,115	528,588	1,858,393	499,673
48,189	70,968	47,355	82,621	51,685
—	—	—	21,427	—
54,695	54,525	57,125	53,877	54,367
9,231	28,363	4,027	5,960	24,630
1,443	1,353	1,443	1,443	1,443
52,311	78,264	67,232	76,386	56,386
56,384	69,974	38,959	54,778	36,052
17,586	46,373	9,720	28,161	7,236
119,870	117,260	114,847	140,233	113,950
3,024	3,024	3,024	37,129	3,024
—	10,000	—	—	—
1,309,486	3,024,219	872,320	2,360,408	848,446

48,570	95,674	65,559	36,113	24,327
35,890	51,100	7,817	40,735	17,855
18,773	97,216	11,111	39,825	5,361
5,484	3,598	5,741	32,944	10,555
21,505	56,635	10,843	18,360	33,726
4,359	503	2,184	49,595	20,404
99	567	96	13,137	111
—	—	—	—	—
—	—	—	—	—

6,855	4,497	7,176	41,180	13,194
20,140	53,019	10,067	17,174	31,622
10,896	1,258	5,460	123,988	51,010
—	—	—	—	—
—	—	—	1,074	—
1,482,057	3,388,286	998,374	2,774,533	1,056,611

(20,145)	(103,627)	(9,609)	(98,854)	—
(5,976)	(20,583)	(12,326)	(15,062)	—
(1,991)	(5,312)	(726)	(8,034)	—
(694)	(6,998)	(689)	(5,397)	—
(296)	(418)	(420)	(6,596)	—
(1,023)	(4,464)	(688)	(2,745)	—
(269)	(67)	(203)	(10,510)	—
(13)	(142)	(19)	(10,396)	—
—	—	—	—	—
—	—	—	(46)	—
1,451,650	3,246,675	973,694	2,616,893	1,056,611
11,358,770	32,094,410	6,286,953	27,801,042	1,430,201

The accompanying notes are an integral part of the financial statements.
87

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MassMutual U.S. Government Money Market Fund	MassMutual Short-Duration Bond Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	108	(19,887,633)
Futures contracts	—	(619,798)
Written options	—	—
Swap agreements	—	(542,055)
Foreign currency transactions	—	—
Forward contracts	—	—
Net realized gain (loss)	108	(21,049,486)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	—	31,523,386
Futures contracts	—	(34,615)
Written options	—	—
Swap agreements	—	16,313
Translation of assets and liabilities in foreign currencies	—	10
Forward contracts	—	—
Net change in unrealized appreciation (depreciation)	—	31,505,094
Net realized gain (loss) and change in unrealized appreciation (depreciation)	108	10,455,608
Net increase (decrease) in net assets resulting from operations	$ 8,744,091	$ 17,573,631
(a) Net of foreign withholding tax of:	$—	$—
(b) Net of foreign withholding tax of:	$—	$664

+
Effective September 23, 2024, the MassMutual Strategic Bond Fund reorganized into the MassMutual Core Bond Fund. Prior to September 23, 2024, information provided reflects MassMutual Core Bond Fund, which was the accounting and performance survivor of the reorganization. Please reference Note 7 “Acquisition of MassMutual Strategic Bond Fund” in the Notes to the Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.
88

MassMutual Inflation- Protected and Income Fund	MassMutual Core Bond Fund+	MassMutual Diversified Bond Fund	MassMutual High Yield Fund	MassMutual Balanced Fund

(1,235,773)	(9,350,953)	(6,719,712)	(8,428,430)	6,798,634
(492,648)	927,129	230,289	—	(45,370)
—	—	22,904	—	—
(5,519,040)	(2,937,406)	(559,950)	—	—
(1)	11	(20,042)	—	(2)
—	—	(145,004)	—	—
(7,247,462)	(11,361,219)	(7,191,515)	(8,428,430)	6,753,262

9,096,256	61,995,762	16,418,602	40,442,790	15,741,660
(478,023)	3,232,503	979,298	—	(40,450)
—	—	(8,935)	—	—
13,025,045	190,143	(14,889)	—	—
—	676	20,005	1,969	—
—	—	72,154	—	—
21,643,278	65,419,084	17,466,235	40,444,759	15,701,210
14,395,816	54,057,865	10,274,720	32,016,329	22,454,472
$ 25,754,586	$ 86,152,275	$ 16,561,673	$ 59,817,371	$ 23,884,673

$—	$—	$—	$—	$184
$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
89

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MassMutual Disciplined Value Fund	MassMutual Disciplined Growth Fund
Investment income (Note 2):
Dividends (a)	$934,750	$1,047,874
Interest	3,801	19,683
Securities lending net income	3,567	4,644
Total investment income	942,118	1,072,201
Expenses (Note 3):
Investment advisory fees	190,547	826,097
Custody fees	54,783	29,272
Audit and tax fees	49,095	46,840
Legal fees	2,265	5,223
Proxy fees	1,443	1,443
Accounting & Administration fees	26,621	28,732
Shareholder reporting fees	18,801	19,219
Trustees’ fees	3,229	13,310
Registration and filing fees	113,393	113,796
Transfer agent fees	3,024	3,024
	463,201	1,086,956
Administration fees:
Class R5	15,138	90,997
Service Class	19,041	18,557
Administrative Class	2,908	65,884
Class R4	777	13,231
Class A	10,266	23,760
Class R3	3,888	10,338
Class Y	102	135
Distribution and Service fees:
Class R4	971	16,538
Class A	9,561	22,300
Class R3	9,720	25,846
Total expenses	535,573	1,374,542
Expenses waived (Note 3):
Class I fees reimbursed by adviser	—	—
Class R5 fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Administrative Class fees reimbursed by adviser	—	—
Class R4 fees reimbursed by adviser	—	—
Class A fees reimbursed by adviser	—	—
Class R3 fees reimbursed by adviser	—	—
Class Y fees reimbursed by adviser	—	—
Investment advisory fees waived	—	—
Net expenses:	535,573	1,374,542
Net investment income (loss)	406,545	(302,341)

The accompanying notes are an integral part of the financial statements.
90

MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

$4,644,510	$1,554,988	$2,909,568	$2,077,540
107,807	16,686	57,095	47,190
40,139	18,034	17,397	2,808
4,792,456	1,589,708	2,984,060	2,127,538

2,126,506	1,430,664	982,391	1,026,058
21,592	65,018	73,222	136,181
49,467	96,310	68,844	80,372
13,549	7,244	4,475	1,652
1,443	1,443	1,447	1,443
30,133	26,596	27,517	22,938
48,538	33,044	36,820	41,933
26,234	13,415	8,354	7,304
127,272	104,463	126,170	103,398
3,024	3,024	2,774	3,024
2,447,758	1,781,221	1,332,014	1,424,303

108,970	51,301	28,735	159
31,786	8,006	5,756	3,070
65,651	150,968	5,769	788
29,218	19,201	1,153	820
103,704	32,355	25,861	203
17,655	16,864	4,778	1,008
545	—	102	—

36,522	24,001	1,441	1,025
97,562	30,458	24,184	187
44,136	42,160	11,946	2,520
2,983,507	2,156,535	1,441,739	1,434,083

(5,487)	—	—	(237,308)
(2,778)	—	—	(361)
(344)	—	—	(3,691)
(549)	—	—	(619)
(353)	—	—	(979)
(1,079)	—	—	(171)
(244)	—	—	(1,206)
(25)	—	—	—
—	—	(59,180)	—
2,972,648	2,156,535	1,382,559	1,189,748
1,819,808	(566,827)	1,601,501	937,790

The accompanying notes are an integral part of the financial statements.
91

MassMutual Funds (Continued)

Statements of Operations
For the Year Ended September 30, 2024

	MassMutual Disciplined Value Fund	MassMutual Disciplined Growth Fund
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,223,034	29,408,099
Foreign currency transactions	—	—
Net realized gain (loss)	3,223,034	29,408,099
Net change in unrealized appreciation (depreciation) on:
Investment transactions	5,466,166	36,806,565
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	5,466,166	36,806,565
Net realized gain (loss) and change in unrealized appreciation (depreciation)	8,689,200	66,214,664
Net increase (decrease) in net assets resulting from operations	$ 9,095,745	$ 65,912,323
(a) Net of foreign withholding tax of:	$—	$—
* Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—

The accompanying notes are an integral part of the financial statements.
92

MassMutual Small Cap Opportunities Fund	MassMutual Global Fund	MassMutual International Equity Fund	MassMutual Strategic Emerging Markets Fund

34,006,080	27,718,250	3,556,183	1,164,678
(1,786)	(3,853)	7,288	(76,934)
34,004,294	27,714,397	3,563,471	1,087,744

55,468,561	28,051,269 *	18,030,346	12,622,191*
(15)	14,420	43,937	9,767
55,468,546	28,065,689	18,074,283	12,631,958
89,472,840	55,780,086	21,637,754	13,719,702
$ 91,292,648	$ 55,213,259	$ 23,239,255	$ 14,657,492
$8,304	$160,029	$294,010	$260,305
$—	$(610,826)	$—	$(198,615)

The accompanying notes are an integral part of the financial statements.
93

MassMutual Funds (Continued)

Statements of Changes in Net Assets

MassMutual U.S. Government Money Market Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$8,743,983	$7,696,118
Net realized gain (loss)	108	321
Net change in unrealized appreciation (depreciation)	—	—
Net increase (decrease) in net assets resulting from operations	8,744,091	7,696,439
Distributions to shareholders (Note 2):
Class I	—	—
Class R5	(8,744,012)	(7,696,593)
Service Class	—	—
Administrative Class	—	—
Class R4	—	—
Class A	—	—
Class R3	—	—
Class Y	—	—
Class L	—	—
Class C	—	—
Total distributions	(8,744,012)	(7,696,593)
Tax return of capital:
Class I	—	—
Class R5	—	—
Service Class	—	—
Administrative Class	—	—
Class R4	—	—
Class A	—	—
Class R3	—	—
Class Y	—	—
Class L	—	—
Class C	—	—
Total tax return of capital	—	—
Net fund share transactions (Note 5):
Class I	—	—
Class R5	1,454,903	(33,219,795)
Service Class	—	—
Administrative Class	—	—
Class R4	—	—
Class A	—	—
Class R3	—	—
Class Y	—	—
Class L	—	—
Class C	—	—
Increase (decrease) in net assets from fund share transactions	1,454,903	(33,219,795)
Total increase (decrease) in net assets	1,454,982	(33,219,949)
Net assets
Beginning of year	172,108,372	205,328,321
End of year	$ 173,563,354	$ 172,108,372

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
94

MassMutual Short-Duration Bond Fund		MassMutual Inflation-Protected and Income Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$7,118,023	$10,009,542	$11,358,770	$10,561,885
(21,049,486)	(37,538,076)	(7,247,462)	(24,267,730)
31,505,094	37,179,707	21,643,278	19,176,541
17,573,631	9,651,173	25,754,586	5,470,696

(2,189,172)	(3,308,878)	(10,449,460)	(6,485,045)
(444,245)	(876,994)	(3,043,431)	(2,502,538)
(75,025)	(102,714)	(1,045,119)	(1,108,108)
(409,315)	(324,168)	(374,784)	(279,683)
(231,129)	(184,942)	(144,067)	(151,257)
(205,546)	(202,700)	(433,489)	(277,944)
(187,095)	(197,586)	(112,043)	(69,335)
(1,361,925)	(3,736,266)	(6,095)	—
(1,463,561)	(1,945,558)	—	—
(26,137)	(32,732)	—	—
(6,593,150)	(10,912,538)	(15,608,488)	(10,873,910)

—	(39,122)	—	—
—	(10,369)	—	—
—	(1,214)	—	—
—	(3,833)	—	—
—	(2,187)	—	—
—	(2,397)	—	—
—	(2,336)	—	—
—	(44,174)	—	—
—	(23,003)	—	—
—	(387)	—	—
—	(129,022)	—	—

(27,497,236)	(53,385,498)	(13,010,647)	3,108,492
(552,456)	(19,277,163)	(3,745,837)	(15,484,149)
(1,447,095)	453,367	(6,271,371)	(9,153,994)
(332,794)	1,139,234	(2,171,230)	(744,313)
4,771,191	(5,426,682)	(1,551,953)	(681,621)
(483,249)	(1,541,741)	73,948	(802,215)
(1,708,469)	(918,891)	46,116	(270,924)
(12,712,051)	(175,479,422)	230	100,000 *
(26,761,850)	(30,588,796)	—	—
(152,473)	(226,678)	—	—
(66,876,482)	(285,252,270)	(26,630,744)	(23,928,724)
(55,896,001)	(286,642,657)	(16,484,646)	(29,331,938)

212,981,865	499,624,522	260,583,582	289,915,520
$ 157,085,864	$ 212,981,865	$ 244,098,936	$ 260,583,582

The accompanying notes are an integral part of the financial statements.
95

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Core Bond Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$32,094,410	$32,777,099
Net realized gain (loss)	(11,361,219)	(44,206,762)
Net change in unrealized appreciation (depreciation)	65,419,084	19,529,329
Net increase (decrease) in net assets resulting from operations	86,152,275	8,099,666
Distributions to shareholders (Note 2):
Class I	(40,136,674)	(18,947,053)
Class R5	(7,605,434)	(5,049,706)
Service Class	(1,891,061)	(1,323,476)
Administrative Class	(2,478,143)	(1,260,653)
Class R4	(120,279)	(58,399)
Class A	(1,509,569)	(772,091)
Class R3	(14,892)	(5,295)
Class Y	(29,646)	—
Class C	—	—
Total distributions	(53,785,698)	(27,416,673)
Net fund share transactions (Note 5):
Class I	242,538,186	21,198,419
Class R5	48,000,069	(39,642,243)
Service Class	4,970,114	(6,333,157)
Administrative Class	4,925,043	(3,493,050)
Class R4	18,431,557	(834,390)
Class A	7,180,960	(1,400,222)
Class R3	3,962,877	(3,658)
Class Y	3,968,772	100,000 *
Class C	—	—
Increase (decrease) in net assets from fund share transactions	333,977,578	(30,408,301)
Total increase (decrease) in net assets	366,344,155	(49,725,308)
Net assets
Beginning of year	668,763,468	718,488,776
End of year	$ 1,035,107,623	$ 668,763,468

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
96

MassMutual Diversified Bond Fund		MassMutual High Yield Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$6,286,953	$7,284,900	$27,801,042	$25,114,192
(7,191,515)	(9,858,082)	(8,428,430)	(20,871,649)
17,466,235	4,031,077	40,444,759	33,949,166
16,561,673	1,457,895	59,817,371	38,191,709

(4,094,531)	(3,066,113)	(17,898,093)	(16,023,785)
(5,721,867)	(2,434,368)	(2,549,886)	(2,147,884)
(341,259)	(190,793)	(1,414,181)	(1,399,388)
(309,178)	(338,479)	(909,388)	(805,064)
(291,894)	(150,025)	(1,103,163)	(1,415,359)
(342,709)	(189,315)	(455,417)	(493,437)
(84,938)	(50,765)	(1,603,752)	(1,394,875)
(8,489)	—	(1,863,291)	(1,711,818)
—	—	(6,636)	(5,020)
(11,194,865)	(6,419,858)	(27,803,807)	(25,396,630)

(25,822,733)	3,113,199	(26,792,695)	23,134,345
2,941,547	6,269,488	3,193,466	(2,543,088)
(379,460)	(992,171)	(3,645,131)	(2,005,567)
(1,063,196)	(3,181,064)	(1,454,696)	(733,839)
(2,259,714)	783,745	(1,828,568)	(14,766,226)
(982,660)	(498,374)	(938,051)	(1,519,440)
(76,807)	(198,615)	2,425,766	(2,442,085)
—	100,000 *	(5,880,715)	5,082,253
—	—	68,832	12,873
(27,643,023)	5,396,208	(34,851,792)	4,219,226
(22,276,215)	434,245	(2,838,228)	17,014,305

156,982,427	156,548,182	402,167,563	385,153,258
$ 134,706,212	$ 156,982,427	$ 399,329,335	$ 402,167,563

The accompanying notes are an integral part of the financial statements.
97

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Balanced Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,430,201	$1,776,033
Net realized gain (loss)	6,753,262	(1,290,556)
Net change in unrealized appreciation (depreciation)	15,701,210	11,790,990
Net increase (decrease) in net assets resulting from operations	23,884,673	12,276,467
Distributions to shareholders (Note 2):
Class I	(723,616)	(834,824)
Class R5	(396,171)	(506,260)
Service Class	(130,066)	(114,812)
Administrative Class	(53,892)	(91,105)
Class R4	(76,162)	(65,417)
Class A	(157,071)	(167,111)
Class R3	(112,924)	(108,827)
Class Y	(1,775)	—
Total distributions	(1,651,677)	(1,888,356)
Net fund share transactions (Note 5):
Class I	(5,511,108)	(10,052,972)
Class R5	(6,276,565)	(5,639,482)
Service Class	(329,955)	(259,810)
Administrative Class	(2,698,418)	(3,510,700)
Class R4	(770,920)	(25,310)
Class A	(1,843,172)	(2,260,526)
Class R3	547,814	(1,260,911)
Class Y	—	100,000 *
Increase (decrease) in net assets from fund share transactions	(16,882,324)	(22,909,711)
Total increase (decrease) in net assets	5,350,672	(12,521,600)
Net assets
Beginning of year	102,267,893	114,789,493
End of year	$ 107,618,565	$ 102,267,893

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
98

MassMutual Disciplined Value Fund		MassMutual Disciplined Growth Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$406,545	$833,586	$(302,341)	$166,428
3,223,034	1,977,748	29,408,099	6,445,246
5,466,166	7,544,162	36,806,565	27,318,816
9,095,745	10,355,496	65,912,323	33,930,490

(632,068)	(2,730,325)	(1,615,353)	(916,567)
(1,110,403)	(2,040,561)	(3,517,567)	(3,740,607)
(732,368)	(1,301,070)	(356,459)	(712,618)
(60,562)	(119,698)	(877,160)	(1,134,152)
(12,495)	(137,935)	(300,501)	(305,507)
(286,793)	(437,484)	(402,264)	(744,187)
(116,304)	(388,059)	(219,465)	(206,964)
(7,162)	—	(5,349)	—
(2,958,155)	(7,155,132)	(7,294,118)	(7,760,602)

(17,395,264)	257,915	(5,546,394)	12,682,155
(7,075,121)	(2,594,356)	1,367,440	(13,137,877)
(3,412,322)	(1,961,343)	(7,056,823)	(4,241,389)
(477,608)	105,908	(5,260,335)	(7,365,749)
51,781	(998,296)	(938,506)	(986,886)
(1,198,715)	(249,420)	(2,743,064)	(8,570,392)
(488,723)	(2,168,024)	(502,122)	(178,596)
—	100,000 *	—	100,000 *
(29,995,972)	(7,507,616)	(20,679,804)	(21,698,734)
(23,858,382)	(4,307,252)	37,938,401	4,471,154

62,887,271	67,194,523	159,234,802	154,763,648
$ 39,028,889	$ 62,887,271	$ 197,173,203	$ 159,234,802

The accompanying notes are an integral part of the financial statements.
99

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Small Cap Opportunities Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,819,808	$1,569,331
Net realized gain (loss)	34,004,294	14,217,264
Net change in unrealized appreciation (depreciation)	55,468,546	22,002,464
Net increase (decrease) in net assets resulting from operations	91,292,648	37,789,059
Distributions to shareholders (Note 2):
Class I	(6,676,666)	(1,468,645)
Class R5	(5,186,500)	(1,410,819)
Service Class	(766,370)	(207,096)
Administrative Class	(1,035,678)	(242,408)
Class R4	(720,788)	(128,301)
Class A	(1,811,705)	(357,876)
Class R3	(406,374)	(61,858)
Class Y	(4,792)	—
Total distributions	(16,608,873)	(3,877,003)
Net fund share transactions (Note 5):
Class I	59,189,534	19,726,109
Class R5	(16,489,541)	(7,603,679)
Service Class	(2,139,233)	(2,169,683)
Administrative Class	(3,274,170)	(1,184,446)
Class R4	(3,807,912)	729,008
Class A	(841,795)	(6,761,451)
Class R3	478,485	(334,449)
Class Y	967,284	100,000 *
Increase (decrease) in net assets from fund share transactions	34,082,652	2,501,409
Total increase (decrease) in net assets	108,766,427	36,413,465
Net assets
Beginning of year	326,103,212	289,689,747
End of year	$ 434,869,639	$ 326,103,212

*	Commenced operations on February 1, 2023.

The accompanying notes are an integral part of the financial statements.
100

MassMutual Global Fund		MassMutual International Equity Fund
Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023

$(566,827)	$(358,314)	$1,601,501	$2,164,000
27,714,397	39,566,304	3,563,471	325,214
28,065,689	15,219,762	18,074,283	17,836,400
55,213,259	54,427,752	23,239,255	20,325,614

(12,522,119)	(12,546,325)	(2,460,099)	(4,199,952)
(11,551,942)	(13,889,612)	(972,915)	(1,950,265)
(950,873)	(1,359,215)	(95,641)	(154,615)
(11,606,738)	(10,936,495)	(62,526)	(141,221)
(2,340,010)	(2,097,768)	(18,101)	(33,604)
(2,779,676)	(2,182,359)	(312,344)	(544,895)
(1,893,964)	(1,873,279)	(71,282)	(130,573)
—	—	(3,327)	—
(43,645,322)	(44,885,053)	(3,996,235)	(7,155,125)

3,476,953	(11,792,685)	(9,149,308)	(3,620,656)
2,919,396	(17,628,169)	(5,432,261)	(4,249,875)
91,559	(2,115,174)	(990,872)	594,398
(6,605,617)	2,705,642	(475,126)	(644,826)
343,503	(96,932)	(1,435)	(265,108)
1,104,000	1,243,342	(1,432,620)	(151,139)
1,456,707	(818,187)	(36,174)	(60,727)
—	—	—	100,000 *
2,786,501	(28,502,163)	(17,517,796)	(8,297,933)
14,354,438	(18,959,464)	1,725,224	4,872,556

173,799,835	192,759,299	118,735,342	113,862,786
$ 188,154,273	$ 173,799,835	$ 120,460,566	$ 118,735,342

The accompanying notes are an integral part of the financial statements.
101

MassMutual Funds (Continued)

Statements of Changes in Net Assets

	MassMutual Strategic Emerging Markets Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$937,790	$806,348
Net realized gain (loss)	1,087,744	(12,173,908)
Net change in unrealized appreciation (depreciation)	12,631,958	28,094,437
Net increase (decrease) in net assets resulting from operations	14,657,492	16,726,877
Distributions to shareholders (Note 2):
Class I	(116,712)	(454,812)
Class R5	(56)	—
Service Class	—	(2,309)
Administrative Class	—	(69)
Total distributions	(116,768)	(457,190)
Net fund share transactions (Note 5):
Class I	(9,023,096)	(22,442,122)
Class R5	(153,416)	10,933
Service Class	132,899	(180,384)
Administrative Class	(87,339)	22,198
Class R4	16,749	30,814
Class A	(94,712)	(6,554)
Class R3	(63,684)	(135,227)
Increase (decrease) in net assets from fund share transactions	(9,272,599)	(22,700,342)
Total increase (decrease) in net assets	5,268,125	(6,430,655)
Net assets
Beginning of year	101,619,711	108,050,366
End of year	$ 106,887,836	$ 101,619,711

The accompanying notes are an integral part of the financial statements.
102

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual U.S. Government Money Market Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class R5
9/30/24	$1.00	$0.05	$0.00[d]	$0.05	$(0.05)	$ —	$(0.05)	$1.00	4.96%	$173,563	0.54%	0.53%	4.82%
9/30/23	1.00	0.04	0.00[d]	0.04	(0.04)	—	(0.04)	1.00	4.08%	172,108	0.61%	N/A	3.95%
9/30/22	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.44%	205,328	0.54%	0.27%	0.39%
9/30/21	1.00	(0.00)[d]	0.00[d]	0.00[d]	—	—	—	1.00	0.00%[e]	235,578	0.51%	0.07%	0.00%[e]
9/30/20	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	0.56%	277,991	0.51%	0.40%	0.59%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
103

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.68	$0.38	$0.53	$0.91	$(0.35)	$—	$(0.35)	$9.24	10.69%	$53,625	0.59%	0.44%	4.21%
9/30/23	8.67	0.30	0.04aa	0.34	(0.33)	(0.00)[d]	(0.33)	8.68	3.96%	77,614	0.70%	0.46%	3.47%
9/30/22	10.10	0.20	(1.19)	(0.99)	(0.44)	—	(0.44)	8.67	(10.11%)	131,484	0.40%	0.39%	2.08%
9/30/21	10.09	0.24	0.22	0.46	(0.45)	—	(0.45)	10.10	4.69%	211,826	0.44%	N/A	2.41%
9/30/20	10.31	0.34	(0.21)	0.13	(0.35)	—	(0.35)	10.09	1.26%	189,805	0.42%	N/A	3.41%
Class R5
9/30/24	$8.72	$0.36	$0.55	$0.91	$(0.34)	$—	$(0.34)	$9.29	10.60%	$11,547	0.69%	0.61%	4.03%
9/30/23	8.70	0.27	0.05aa	0.32	(0.30)	(0.00)[d]	(0.30)	8.72	3.71%	11,359	0.82%	N/A	3.09%
9/30/22	10.13	0.19	(1.20)	(1.01)	(0.42)	—	(0.42)	8.70	(10.26%)	30,546	0.50%	N/A	1.95%
9/30/21	10.12	0.24	0.21	0.45	(0.44)	—	(0.44)	10.13	4.56%	66,938	0.54%	N/A	2.34%
9/30/20	10.34	0.33	(0.21)	0.12	(0.34)	—	(0.34)	10.12	1.15%	110,813	0.52%	N/A	3.31%
Service Class
9/30/24	$8.65	$0.35	$0.55	$0.90	$(0.33)	$—	$(0.33)	$9.22	10.55%	$2,117	0.79%	0.71%	3.98%
9/30/23	8.65	0.26	0.03aa	0.29	(0.29)	(0.00)[d]	(0.29)	8.65	3.37%	3,437	0.91%	N/A	3.02%
9/30/22	10.06	0.17	(1.18)	(1.01)	(0.40)	—	(0.40)	8.65	(10.30%)	2,981	0.62%	N/A	1.82%
9/30/21	10.04	0.23	0.21	0.44	(0.42)	—	(0.42)	10.06	4.51%	16,282	0.64%	N/A	2.25%
9/30/20	10.26	0.32	(0.22)	0.10	(0.32)	—	(0.32)	10.04	1.00%	38,559	0.62%	N/A	3.19%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	34%	16%	20%	72%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period December 13, 2021 (commencement of operations) through September 30, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
104

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$8.63	$0.34	$0.54	$0.88	$(0.32)	$—	$(0.32)	$9.19	10.33%	$12,116	0.89%	0.81%	3.86%
9/30/23	8.62	0.25	0.04aa	0.29	(0.28)	(0.00)[d]	(0.28)	8.63	3.39%	11,719	1.01%	N/A	2.96%
9/30/22	10.01	0.17	(1.18)	(1.01)	(0.38)	—	(0.38)	8.62	(10.38%)	10,582	0.70%	N/A	1.78%
9/30/21	10.00	0.21	0.22	0.43	(0.42)	—	(0.42)	10.01	4.40%	16,920	0.74%	N/A	2.16%
9/30/20	10.22	0.31	(0.21)	0.10	(0.32)	—	(0.32)	10.00	0.94%	27,628	0.72%	N/A	3.12%
Class R4
9/30/24	$8.69	$0.34	$0.54	$0.88	$(0.31)	$—	$(0.31)	$9.26	10.24%	$8,391	1.04%	0.93%	3.75%
9/30/23	8.69	0.23	0.04aa	0.27	(0.27)	(0.00)[d]	(0.27)	8.69	3.11%	3,225	1.16%	N/A	2.63%
9/30/22	10.07	0.15	(1.18)	(1.03)	(0.35)	—	(0.35)	8.69	(10.46%)	8,688	0.85%	N/A	1.63%
9/30/21	10.05	0.20	0.22	0.42	(0.40)	—	(0.40)	10.07	4.30%	11,743	0.89%	N/A	1.97%
9/30/20	10.27	0.29	(0.21)	0.08	(0.30)	—	(0.30)	10.05	0.79%	11,525	0.87%	N/A	2.96%
Class A
9/30/24	$8.59	$0.32	$0.54	$0.86	$(0.30)	$—	$(0.30)	$9.15	10.12%	$5,960	1.11%	1.02%	3.63%
9/30/23	8.58	0.23	0.03aa	0.26	(0.25)	(0.00)[d]	(0.25)	8.59	3.13%	6,055	1.26%	N/A	2.65%
9/30/22	9.93	0.14	(1.18)	(1.04)	(0.31)	—	(0.31)	8.58	(10.63%)	7,588	0.95%	N/A	1.44%
9/30/21	9.92	0.19	0.21	0.40	(0.39)	—	(0.39)	9.93	4.15%	36,186	0.99%	N/A	1.90%
9/30/20	10.14	0.28	(0.21)	0.07	(0.29)	—	(0.29)	9.92	0.71%	41,913	0.97%	N/A	2.87%
Class R3
9/30/24	$8.62	$0.30	$0.54	$0.84	$(0.28)	$—	$(0.28)	$9.18	9.90%	$5,406	1.29%	1.21%	3.44%
9/30/23	8.61	0.21	0.04aa	0.25	(0.24)	(0.00)[d]	(0.24)	8.62	2.98%	6,742	1.41%	N/A	2.49%
9/30/22	9.99	0.13	(1.19)	(1.06)	(0.32)	—	(0.32)	8.61	(10.80%)	7,665	1.10%	N/A	1.37%
9/30/21	9.98	0.17	0.22	0.39	(0.38)	—	(0.38)	9.99	4.04%	11,652	1.14%	N/A	1.70%
9/30/20	10.20	0.27	(0.22)	0.05	(0.27)	—	(0.27)	9.98	0.53%	7,737	1.12%	N/A	2.72%
Class Y
9/30/24	$8.69	$0.37	$0.54	$0.91	$(0.35)	$—	$(0.35)	$9.25	10.65%	$35,519	0.69%	0.47%	4.19%
9/30/23	8.68	0.30	0.04aa	0.34	(0.33)	(0.00)[d]	(0.33)	8.69	3.96%	46,025	0.81%	0.46%	3.43%
9/30/22[g]	9.86	0.15	(1.09)	(0.94)	(0.24)	—	(0.24)	8.68	(9.66%)[b]	222,385	0.48%[a]	0.40%[a]	2.05%[a]
Class L
9/30/24	$8.65	$0.35	$0.53	$0.88	$(0.32)	$—	$(0.32)	$9.21	10.41%	$21,638	0.89%	0.72%	3.92%
9/30/23	8.64	0.28	0.03aa	0.31	(0.30)	(0.00)[d]	(0.30)	8.65	3.70%	45,936	1.00%	0.71%	3.22%
9/30/22[g]	9.82	0.14	(1.10)	(0.96)	(0.22)	—	(0.22)	8.64	(9.87%)[b]	76,609	0.69%[a]	0.65%[a]	1.86%[a]
Class C
9/30/24	$8.72	$0.33	$0.55	$0.88	$(0.31)	$—	$(0.31)	$9.29	10.20%	$767	1.14%	0.97%	3.68%
9/30/23	8.71	0.26	0.04aa	0.30	(0.29)	(0.00)[d]	(0.29)	8.72	3.44%	871	1.26%	0.96%	2.95%
9/30/22[g]	9.90	0.12	(1.11)	(0.99)	(0.20)	—	(0.20)	8.71	(10.07%)[b]	1,097	0.94%[a]	0.90%[a]	1.64%[a]

The accompanying notes are an integral part of the financial statements.
105

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Class I
9/30/24	$9.15	$0.43	$0.53	$0.96	$(0.58)	$—	$(0.58)	$9.53	10.91%	$162,467	0.53%	N/A	0.51%	4.63%
9/30/23	9.35	0.35	(0.19)	0.16	(0.36)	—	(0.36)	9.15	1.67%	168,966	0.51%	N/A	N/A	3.74%
9/30/22	11.46	0.27	(1.57)	(1.30)	(0.20)	(0.61)	(0.81)	9.35	(12.28%)	169,362	0.47%	N/A	N/A	2.60%
9/30/21	11.40	0.19	0.48	0.67	(0.12)	(0.49)	(0.61)	11.46	6.12%	187,579	0.47%	0.47%[n]	0.47%[n]	1.73%
9/30/20	10.59	0.20	0.83	1.03	(0.22)	—	(0.22)	11.40	9.93%	176,809	0.47%	0.47%[n]	0.47%[n]	1.86%
Class R5
9/30/24	$9.15	$0.42	$0.54	$0.96	$(0.57)	$—	$(0.57)	$9.54	10.89%	$47,912	0.63%	N/A	0.61%	4.52%
9/30/23	9.35	0.34	(0.19)	0.15	(0.35)	—	(0.35)	9.15	1.56%	49,635	0.61%	N/A	N/A	3.63%
9/30/22	11.47	0.25	(1.57)	(1.32)	(0.19)	(0.61)	(0.80)	9.35	(12.44%)	66,136	0.57%	N/A	N/A	2.40%
9/30/21	11.41	0.18	0.48	0.66	(0.11)	(0.49)	(0.60)	11.47	6.01%	93,318	0.57%	0.57%[n]	0.57%[n]	1.63%
9/30/20	10.59	0.19	0.84	1.03	(0.21)	—	(0.21)	11.41	9.92%	86,369	0.57%	0.57%[n]	0.57%[n]	1.75%
Service Class
9/30/24	$9.12	$0.41	$0.54	$0.95	$(0.56)	$—	$(0.56)	$9.51	10.74%	$15,952	0.72%	N/A	0.71%	4.44%
9/30/23	9.31	0.32	(0.17)	0.15	(0.34)	—	(0.34)	9.12	1.55%	21,436	0.71%	N/A	N/A	3.48%
9/30/22	11.42	0.23	(1.55)	(1.32)	(0.18)	(0.61)	(0.79)	9.31	(12.51%)	31,069	0.67%	N/A	N/A	2.19%
9/30/21	11.37	0.17	0.47	0.64	(0.10)	(0.49)	(0.59)	11.42	5.84%	55,836	0.67%	0.67%[n]	0.67%[n]	1.53%
9/30/20	10.55	0.18	0.84	1.02	(0.20)	—	(0.20)	11.37	9.82%	54,729	0.67%	0.67%[n]	0.67%[n]	1.66%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	78%	80%	77%	100%	110%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
n	Expenses incurred during the period fell under the expense cap.
p
Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
106

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers (including interest expense)[p,q]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p,q]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j,q]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Administrative Class
9/30/24	$9.24	$0.40	$0.56	$0.96	$(0.55)	$—	$(0.55)	$9.65	10.76%	$4,953	0.82%	N/A	0.81%	4.32%
9/30/23	9.43	0.33	(0.19)	0.14	(0.33)	—	(0.33)	9.24	1.40%	6,883	0.81%	N/A	N/A	3.45%
9/30/22	11.55	0.23	(1.58)	(1.35)	(0.16)	(0.61)	(0.77)	9.43	(12.59%)	7,759	0.77%	N/A	N/A	2.15%
9/30/21	11.49	0.16	0.48	0.64	(0.09)	(0.49)	(0.58)	11.55	5.74%	14,073	0.77%	0.77%[n]	0.77%[n]	1.42%
9/30/20	10.66	0.17	0.85	1.02	(0.19)	—	(0.19)	11.49	9.70%	15,288	0.77%	0.77%[n]	0.77%[n]	1.56%
Class R4
9/30/24	$8.88	$0.38	$0.53	$0.91	$(0.49)	$—	$(0.49)	$9.30	10.55%	$2,120	0.97%	N/A	0.96%	4.19%
9/30/23	9.08	0.30	(0.18)	0.12	(0.32)	—	(0.32)	8.88	1.24%	3,557	0.96%	N/A	N/A	3.26%
9/30/22	11.16	0.22	(1.54)	(1.32)	(0.15)	(0.61)	(0.76)	9.08	(12.75%)	4,316	0.92%	N/A	N/A	2.10%
9/30/21	11.12	0.14	0.47	0.61	(0.08)	(0.49)	(0.57)	11.16	5.65%	5,234	0.92%	0.92%[n]	0.92%[n]	1.31%
9/30/20	10.33	0.15	0.82	0.97	(0.18)	—	(0.18)	11.12	9.51%	4,358	0.92%	0.92%[n]	0.92%[n]	1.40%
Class A
9/30/24	$8.98	$0.37	$0.53	$0.90	$(0.49)	$—	$(0.49)	$9.39	10.38%	$8,349	1.04%	N/A	1.03%	4.10%
9/30/23	9.17	0.29	(0.18)	0.11	(0.30)	—	(0.30)	8.98	1.15%	7,905	1.06%	N/A	N/A	3.17%
9/30/22	11.23	0.20	(1.54)	(1.34)	(0.11)	(0.61)	(0.72)	9.17	(12.81%)	8,860	1.02%	N/A	N/A	1.94%
9/30/21	11.19	0.12	0.48	0.60	(0.07)	(0.49)	(0.56)	11.23	5.54%	13,244	1.02%	1.02%[n]	1.02%[n]	1.12%
9/30/20	10.39	0.14	0.82	0.96	(0.16)	—	(0.16)	11.19	9.42%	22,018	1.02%	1.02%[n]	1.02%[n]	1.30%
Class R3
9/30/24	$8.91	$0.36	$0.53	$0.89	$(0.47)	$—	$(0.47)	$9.33	10.28%	$2,243	1.23%	N/A	1.21%	3.92%
9/30/23	9.09	0.27	(0.17)	0.10	(0.28)	—	(0.28)	8.91	1.07%	2,103	1.21%	N/A	N/A	3.01%
9/30/22	11.17	0.19	(1.54)	(1.35)	(0.12)	(0.61)	(0.73)	9.09	(12.98%)	2,414	1.17%	N/A	N/A	1.89%
9/30/21	11.12	0.11	0.47	0.58	(0.04)	(0.49)	(0.53)	11.17	5.40%	2,940	1.17%	1.17%[n]	1.17%[n]	1.02%
9/30/20	10.33	0.12	0.82	0.94	(0.15)	—	(0.15)	11.12	9.20%	3,256	1.17%	1.17%[n]	1.17%[n]	1.16%
Class Y
9/30/24	$9.16	$0.42	$0.54	$0.96	$(0.57)	$—	$(0.57)	$9.55	10.84%	$103	0.63%	N/A	0.61%	4.53%
9/30/23[g]	9.33	0.26	(0.43)	(0.17)	—	—	—	9.16	(1.82%)[b]	98	0.61%[a]	N/A	N/A	4.16%[a]

The accompanying notes are an integral part of the financial statements.
107

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Core Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.84	$0.43	$0.76	$1.19	$(0.73)	$—	$(0.73)	$9.30	14.13%	$758,457	0.45%	0.43%	4.85%
9/30/23	9.10	0.41	(0.32)	0.09	(0.35)	—	(0.35)	8.84	0.92%	492,575	0.45%	N/A	4.53%
9/30/22	11.33	0.27	(2.07)	(1.80)	(0.26)	(0.17)	(0.43)	9.10	(16.47%)	485,216	0.42%	N/A	2.62%
9/30/21	11.64	0.27	0.11	0.38	(0.43)	(0.26)	(0.69)	11.33	3.31%	679,036	0.42%	N/A	2.39%
9/30/20	11.33	0.37	0.32	0.69	(0.38)	—	(0.38)	11.64	6.28%	786,360	0.42%	N/A	3.27%
Class R5
9/30/24	$8.88	$0.43	$0.75	$1.18	$(0.72)	$—	$(0.72)	$9.34	13.93%	$145,071	0.55%	0.53%	4.75%
9/30/23	9.13	0.40	(0.31)	0.09	(0.34)	—	(0.34)	8.88	0.91%	92,389	0.55%	N/A	4.41%
9/30/22	11.37	0.25	(2.07)	(1.82)	(0.25)	(0.17)	(0.42)	9.13	(16.60%)	135,050	0.52%	N/A	2.43%
9/30/21	11.68	0.26	0.11	0.37	(0.42)	(0.26)	(0.68)	11.37	3.19%	306,648	0.52%	N/A	2.29%
9/30/20	11.37	0.36	0.32	0.68	(0.37)	—	(0.37)	11.68	6.16%	316,359	0.52%	N/A	3.17%
Service Class
9/30/24	$8.82	$0.42	$0.76	$1.18	$(0.71)	$—	$(0.71)	$9.29	13.95%	$36,028	0.65%	0.63%	4.66%
9/30/23	9.07	0.39	(0.31)	0.08	(0.33)	—	(0.33)	8.82	0.81%	29,605	0.65%	N/A	4.31%
9/30/22	11.30	0.25	(2.07)	(1.82)	(0.24)	(0.17)	(0.41)	9.07	(16.72%)	36,797	0.62%	N/A	2.40%
9/30/21	11.60	0.25	0.10	0.35	(0.39)	(0.26)	(0.65)	11.30	3.11%	58,047	0.62%	N/A	2.19%
9/30/20	11.29	0.35	0.31	0.66	(0.35)	—	(0.35)	11.60	6.06%	83,876	0.62%	N/A	3.08%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	248%	206%	239%	256%	231%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
108

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$8.74	$0.40	$0.76	$1.16	$(0.70)	$—	$(0.70)	$9.20	13.82%	$37,304	0.75%	0.73%	4.55%
9/30/23	8.99	0.38	(0.31)	0.07	(0.32)	—	(0.32)	8.74	0.70%	30,750	0.75%	N/A	4.22%
9/30/22	11.19	0.24	(2.05)	(1.81)	(0.22)	(0.17)	(0.39)	8.99	(16.75%)	35,207	0.72%	N/A	2.30%
9/30/21	11.51	0.24	0.10	0.34	(0.40)	(0.26)	(0.66)	11.19	2.97%	55,178	0.72%	N/A	2.11%
9/30/20	11.21	0.33	0.32	0.65	(0.35)	—	(0.35)	11.51	5.94%	76,597	0.72%	N/A	2.97%
Class R4
9/30/24	$8.62	$0.37	$0.76	$1.13	$(0.65)	$—	$(0.65)	$9.10	13.63%	$19,865	0.90%	0.88%	4.35%
9/30/23	8.84	0.36	(0.30)	0.06	(0.28)	—	(0.28)	8.62	0.57%	1,420	0.90%	N/A	4.05%
9/30/22	11.01	0.20	(2.00)	(1.80)	(0.20)	(0.17)	(0.37)	8.84	(16.92%)	2,295	0.87%	N/A	1.99%
9/30/21	11.33	0.21	0.10	0.31	(0.37)	(0.26)	(0.63)	11.01	2.82%	8,557	0.87%	N/A	1.95%
9/30/20	11.04	0.31	0.31	0.62	(0.33)	—	(0.33)	11.33	5.80%	10,444	0.87%	N/A	2.80%
Class A
9/30/24	$8.66	$0.38	$0.75	$1.13	$(0.64)	$—	$(0.64)	$9.15	13.57%	$30,138	0.97%	0.95%	4.34%
9/30/23	8.91	0.35	(0.31)	0.04	(0.29)	—	(0.29)	8.66	0.34%	21,761	1.00%	N/A	3.97%
9/30/22	11.09	0.20	(2.01)	(1.81)	(0.20)	(0.17)	(0.37)	8.91	(16.91%)	23,746	0.97%	N/A	1.97%
9/30/21	11.40	0.21	0.09	0.30	(0.35)	(0.26)	(0.61)	11.09	2.70%	57,351	0.97%	N/A	1.83%
9/30/20	11.10	0.30	0.32	0.62	(0.32)	—	(0.32)	11.40	5.70%	58,572	0.97%	N/A	2.72%
Class R3
9/30/24	$8.94	$0.35	$0.86	$1.21	$(0.63)	$—	$(0.63)	$9.52	14.06%	$4,126	1.15%	1.13%	4.06%
9/30/23	9.18	0.35	(0.32)	0.03	(0.27)	—	(0.27)	8.94	0.23%	169	1.15%	N/A	3.81%
9/30/22	11.34	0.20	(2.09)	(1.89)	(0.10)	(0.17)	(0.27)	9.18	(17.05%)	177	1.12%	N/A	1.88%
9/30/21	11.63	0.19	0.10	0.29	(0.32)	(0.26)	(0.58)	11.34	2.54%	352	1.12%	N/A	1.70%
9/30/20	11.34	0.29	0.32	0.61	(0.32)	—	(0.32)	11.63	5.54%	867	1.12%	N/A	2.57%
Class Y
9/30/24	$8.87	$0.44	$0.75	$1.19	$(0.72)	$—	$(0.72)	$9.34	14.03%	$4,119	0.55%	0.53%	4.78%
9/30/23[g]	9.33	0.28	(0.74)	(0.46)	—	—	—	8.87	(4.93%)[b]	95	0.55%[a]	N/A	4.59%[a]

The accompanying notes are an integral part of the financial statements.
109

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Diversified Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.68	$0.43	$0.74	$1.17	$(0.75)	$—	$(0.75)	$9.10	14.13%	$52,500	0.66%	0.64%	4.85%
9/30/23	8.93	0.41	(0.30)	0.11	(0.36)	—	(0.36)	8.68	1.13%	76,296	0.61%	N/A	4.65%
9/30/22	11.33	0.31	(2.27)	(1.96)	(0.30)	(0.14)	(0.44)	8.93	(18.00%)	75,455	0.54%	N/A	3.07%
9/30/21	11.51	0.32	0.33	0.65	(0.46)	(0.37)	(0.83)	11.33	5.89%	111,411	0.52%	N/A	2.85%
9/30/20	11.28	0.39	0.20	0.59	(0.36)	(0.00)[d]	(0.36)	11.51	5.43%	97,183	0.51%	N/A	3.54%
Class R5
9/30/24	$7.87	$0.38	$0.67	$1.05	$(0.71)	$—	$(0.71)	$8.21	14.03%	$67,568	0.76%	0.74%	4.75%
9/30/23	8.13	0.37	(0.28)	0.09	(0.35)	—	(0.35)	7.87	1.00%	61,990	0.71%	N/A	4.55%
9/30/22	10.35	0.28	(2.07)	(1.79)	(0.29)	(0.14)	(0.43)	8.13	(18.05%)	57,774	0.64%	N/A	2.99%
9/30/21	10.58	0.28	0.31	0.59	(0.45)	(0.37)	(0.82)	10.35	5.79%	80,079	0.62%	N/A	2.75%
9/30/20	10.40	0.35	0.18	0.53	(0.35)	(0.00)[d]	(0.35)	10.58	5.30%	78,289	0.61%	N/A	3.46%
Service Class
9/30/24	$8.00	$0.38	$0.69	$1.07	$(0.70)	$—	$(0.70)	$8.37	14.09%	$3,629	0.86%	0.84%	4.65%
9/30/23	8.27	0.37	(0.30)	0.07	(0.34)	—	(0.34)	8.00	0.73%	3,836	0.81%	N/A	4.44%
9/30/22	10.51	0.27	(2.10)	(1.83)	(0.27)	(0.14)	(0.41)	8.27	(18.11%)	4,963	0.74%	N/A	2.81%
9/30/21	10.73	0.28	0.31	0.59	(0.44)	(0.37)	(0.81)	10.51	5.71%	11,853	0.72%	N/A	2.66%
9/30/20	10.54	0.35	0.18	0.53	(0.34)	(0.00)[d]	(0.34)	10.73	5.20%	12,067	0.71%	N/A	3.36%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	153%	107%	198%	192%	186%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
110

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$7.99	$0.37	$0.68	$1.05	$(0.68)	$—	$(0.68)	$8.36	13.87%	$3,901	0.96%	0.94%	4.54%
9/30/23	8.25	0.35	(0.28)	0.07	(0.33)	—	(0.33)	7.99	0.76%	4,797	0.91%	N/A	4.31%
9/30/22	10.49	0.26	(2.10)	(1.84)	(0.26)	(0.14)	(0.40)	8.25	(18.21%)	8,149	0.84%	N/A	2.76%
9/30/21	10.71	0.27	0.30	0.57	(0.42)	(0.37)	(0.79)	10.49	5.52%	12,621	0.82%	N/A	2.57%
9/30/20	10.52	0.34	0.18	0.52	(0.33)	(0.00)[d]	(0.33)	10.71	5.10%	17,108	0.81%	N/A	3.25%
Class R4
9/30/24	$7.86	$0.35	$0.69	$1.04	$(0.66)	$—	$(0.66)	$8.24	13.84%	$2,254	1.11%	1.09%	4.39%
9/30/23	8.12	0.34	(0.28)	0.06	(0.32)	—	(0.32)	7.86	0.64%	4,395	1.06%	N/A	4.20%
9/30/22	10.33	0.25	(2.08)	(1.83)	(0.24)	(0.14)	(0.38)	8.12	(18.37%)	3,754	0.99%	N/A	2.63%
9/30/21	10.57	0.25	0.29	0.54	(0.41)	(0.37)	(0.78)	10.33	5.35%	5,253	0.97%	N/A	2.42%
9/30/20	10.38	0.32	0.19	0.51	(0.32)	(0.00)[d]	(0.32)	10.57	5.05%	6,233	0.96%	N/A	3.10%
Class A
9/30/24	$8.01	$0.35	$0.70	$1.05	$(0.65)	$—	$(0.65)	$8.41	13.69%	$3,673	1.18%	1.16%	4.32%
9/30/23	8.26	0.34	(0.29)	0.05	(0.30)	—	(0.30)	8.01	0.54%	4,468	1.16%	N/A	4.09%
9/30/22	10.49	0.24	(2.10)	(1.86)	(0.23)	(0.14)	(0.37)	8.26	(18.40%)	5,106	1.09%	N/A	2.46%
9/30/21	10.69	0.24	0.30	0.54	(0.37)	(0.37)	(0.74)	10.49	5.23%	9,381	1.07%	N/A	2.33%
9/30/20	10.48	0.31	0.20	0.51	(0.30)	(0.00)[d]	(0.30)	10.69	4.96%	14,756	1.06%	N/A	2.99%
Class R3
9/30/24	$7.93	$0.33	$0.69	$1.02	$(0.61)	$—	$(0.61)	$8.34	13.50%	$1,082	1.36%	1.34%	4.14%
9/30/23	8.20	0.32	(0.29)	0.03	(0.30)	—	(0.30)	7.93	0.29%	1,106	1.31%	N/A	3.94%
9/30/22	10.30	0.22	(2.08)	(1.86)	(0.10)	(0.14)	(0.24)	8.20	(18.45%)	1,347	1.24%	N/A	2.35%
9/30/21	10.53	0.22	0.30	0.52	(0.38)	(0.37)	(0.75)	10.30	5.14%	3,255	1.22%	N/A	2.16%
9/30/20	10.34	0.29	0.17	0.46	(0.27)	(0.00)[d]	(0.27)	10.53	4.61%	3,881	1.21%	N/A	2.85%
Class Y
9/30/24	$7.87	$0.38	$0.67	$1.05	$(0.70)	$—	$(0.70)	$8.22	14.11%	$99	0.76%	0.74%	4.75%
9/30/23[g]	8.30	0.25	(0.68)	(0.43)	—	—	—	7.87	(5.18%)[b]	95	0.71%[a]	N/A	4.63%[a]

The accompanying notes are an integral part of the financial statements.
111

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$7.53	$0.56	$0.63	$1.19	$(0.56)	$(0.56)	$8.16	16.35%	$253,130	0.60%	0.56%	7.15%
9/30/23	7.28	0.49	0.25	0.74	(0.49)	(0.49)	7.53	10.39%	259,513	0.68%	N/A	6.47%
9/30/22	9.34	0.47	(1.64)	(1.17)	(0.89)	(0.89)	7.28	(13.59%)	228,970	0.55%	N/A	5.61%
9/30/21	8.63	0.49	0.70	1.19	(0.48)	(0.48)	9.34	14.20%	351,942	0.54%	N/A	5.50%
9/30/20	9.21	0.50	(0.52)	(0.02)	(0.56)	(0.56)	8.63	(0.28%)	375,807	0.53%	N/A	5.79%
Class R5
9/30/24	$7.58	$0.56	$0.64	$1.20	$(0.56)	$(0.56)	$8.22	16.31%	$38,879	0.70%	0.66%	7.06%
9/30/23	7.33	0.49	0.25	0.74	(0.49)	(0.49)	7.58	10.26%	32,778	0.78%	N/A	6.37%
9/30/22	9.40	0.47	(1.66)	(1.19)	(0.88)	(0.88)	7.33	(13.74%)	34,164	0.65%	N/A	5.52%
9/30/21	8.68	0.49	0.70	1.19	(0.47)	(0.47)	9.40	14.13%	46,518	0.64%	N/A	5.39%
9/30/20	9.25	0.49	(0.51)	(0.02)	(0.55)	(0.55)	8.68	(0.28%)	49,116	0.63%	N/A	5.69%
Service Class
9/30/24	$7.58	$0.55	$0.64	$1.19	$(0.55)	$(0.55)	$8.22	16.20%	$18,905	0.80%	0.76%	6.94%
9/30/23	7.33	0.48	0.25	0.73	(0.48)	(0.48)	7.58	10.15%	20,937	0.88%	N/A	6.26%
9/30/22	9.39	0.46	(1.66)	(1.20)	(0.86)	(0.86)	7.33	(13.81%)	22,158	0.75%	N/A	5.44%
9/30/21	8.67	0.48	0.70	1.18	(0.46)	(0.46)	9.39	14.00%	29,097	0.74%	N/A	5.31%
9/30/20	9.25	0.48	(0.52)	(0.04)	(0.54)	(0.54)	8.67	(0.48%)	33,897	0.73%	N/A	5.58%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	69%	38%	53%	68%	79%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period December 13, 2021 (commencement of operations) through September 30, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
112

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[l],[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$7.45	$0.53	$0.63	$1.16	$(0.53)	$(0.53)	$8.08	16.10%	$12,023	0.90%	0.86%	6.85%
9/30/23	7.20	0.46	0.26	0.72	(0.47)	(0.47)	7.45	10.10%	12,382	0.98%	N/A	6.17%
9/30/22	9.22	0.44	(1.62)	(1.18)	(0.84)	(0.84)	7.20	(13.85%)	12,693	0.85%	N/A	5.28%
9/30/21	8.53	0.46	0.68	1.14	(0.45)	(0.45)	9.22	13.79%	23,211	0.84%	N/A	5.20%
9/30/20	9.10	0.47	(0.51)	(0.04)	(0.53)	(0.53)	8.53	(0.55%)	23,549	0.83%	N/A	5.49%
Class R4
9/30/24	$7.32	$0.51	$0.62	$1.13	$(0.51)	$(0.51)	$7.94	15.94%	$16,488	1.05%	1.01%	6.70%
9/30/23	7.07	0.44	0.26	0.70	(0.45)	(0.45)	7.32	10.01%	16,984	1.13%	N/A	6.00%
9/30/22	9.06	0.42	(1.60)	(1.18)	(0.81)	(0.81)	7.07	(14.05%)	30,615	1.00%	N/A	5.19%
9/30/21	8.38	0.44	0.68	1.12	(0.44)	(0.44)	9.06	13.73%	39,125	0.99%	N/A	5.05%
9/30/20	8.97	0.45	(0.51)	(0.06)	(0.53)	(0.53)	8.38	(0.75%)	40,160	0.98%	N/A	5.34%
Class A
9/30/24	$7.44	$0.51	$0.63	$1.14	$(0.51)	$(0.51)	$8.07	15.86%	$6,745	1.12%	1.08%	6.63%
9/30/23	7.20	0.44	0.25	0.69	(0.45)	(0.45)	7.44	9.68%	7,116	1.23%	N/A	5.91%
9/30/22	9.19	0.42	(1.63)	(1.21)	(0.78)	(0.78)	7.20	(14.10%)	8,335	1.10%	N/A	5.06%
9/30/21	8.49	0.44	0.69	1.13	(0.43)	(0.43)	9.19	13.65%	13,444	1.09%	N/A	4.97%
9/30/20	9.07	0.44	(0.50)	(0.06)	(0.52)	(0.52)	8.49	(0.81%)	24,556	1.08%	N/A	5.24%
Class R3
9/30/24	$7.54	$0.51	$0.64	$1.15	$(0.51)	$(0.51)	$8.18	15.67%	$27,609	1.30%	1.26%	6.46%
9/30/23	7.29	0.44	0.25	0.69	(0.44)	(0.44)	7.54	9.62%	23,159	1.38%	N/A	5.76%
9/30/22	9.31	0.41	(1.65)	(1.24)	(0.78)	(0.78)	7.29	(14.27%)	24,740	1.25%	N/A	4.93%
9/30/21	8.60	0.43	0.69	1.12	(0.41)	(0.41)	9.31	13.41%	33,334	1.24%	N/A	4.79%
9/30/20	9.17	0.44	(0.52)	(0.08)	(0.49)	(0.49)	8.60	(0.96%)	35,047	1.23%	N/A	5.09%
Class Y
9/30/24	$7.55	$0.56	$0.63	$1.19	$(0.56)	$(0.56)	$8.18	16.27%	$25,377	0.65%	0.61%	7.09%
9/30/23	7.30	0.49	0.25	0.74	(0.49)	(0.49)	7.55	10.33%	29,201	0.73%	N/A	6.43%
9/30/22[g]	8.86	0.38	(1.56)	(1.18)	(0.38)	(0.38)	7.30	(13.66%)[b]	23,397	0.60%[a]	N/A	5.81%[a]
Class C
9/30/24	$7.58	$0.49	$0.64	$1.13	$(0.49)	$(0.49)	$8.22	15.35%	$174	1.60%	1.56%	6.17%
9/30/23	7.33	0.42	0.25	0.67	(0.42)	(0.42)	7.58	9.27%	96	1.69%	N/A	5.47%
9/30/22[g]	8.89	0.32	(1.56)	(1.24)	(0.32)	(0.32)	7.33	(14.28%)[b]	81	1.55%[a]	N/A	4.78%[a]

The accompanying notes are an integral part of the financial statements.
113

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Balanced Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$10.43	$0.18	$2.51	$2.69	$(0.20)	$—	$(0.20)	$12.92	26.09%	$41,742	0.82%	1.57%
9/30/23	9.57	0.18	0.86	1.04	(0.18)	—	(0.18)	10.43	10.88%	38,571	0.77%	1.73%
9/30/22	14.34	0.16	(1.45)	(1.29)	(0.22)	(3.26)	(3.48)	9.57	(13.65%)	44,532	0.70%	1.37%
9/30/21	12.40	0.16	2.21	2.37	(0.21)	(0.22)	(0.43)	14.34	19.60%	54,692	0.69%	1.21%
9/30/20	12.07	0.21	0.90	1.11	(0.27)	(0.51)	(0.78)	12.40	9.49%	42,455	0.71%	1.75%
Class R5
9/30/24	$10.43	$0.17	$2.50	$2.67	$(0.19)	$—	$(0.19)	$12.91	25.92%	$24,928	0.91%	1.47%
9/30/23	9.57	0.17	0.86	1.03	(0.17)	—	(0.17)	10.43	10.76%	26,032	0.87%	1.62%
9/30/22	14.34	0.15	(1.46)	(1.31)	(0.20)	(3.26)	(3.46)	9.57	(13.74%)	28,960	0.80%	1.26%
9/30/21	12.39	0.15	2.22	2.37	(0.20)	(0.22)	(0.42)	14.34	19.58%	39,742	0.79%	1.10%
9/30/20	12.07	0.20	0.89	1.09	(0.26)	(0.51)	(0.77)	12.39	9.29%	42,199	0.81%	1.66%
Service Class
9/30/24	$11.26	$0.17	$2.71	$2.88	$(0.19)	$—	$(0.19)	$13.95	25.82%	$9,665	1.02%	1.37%
9/30/23	10.31	0.17	0.94	1.11	(0.16)	—	(0.16)	11.26	10.74%	8,093	0.97%	1.52%
9/30/22	15.20	0.14	(1.58)	(1.44)	(0.19)	(3.26)	(3.45)	10.31	(13.87%)	7,659	0.90%	1.16%
9/30/21	13.12	0.14	2.35	2.49	(0.19)	(0.22)	(0.41)	15.20	19.40%	10,330	0.89%	1.00%
9/30/20	12.73	0.19	0.95	1.14	(0.24)	(0.51)	(0.75)	13.12	9.22%	8,637	0.91%	1.56%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	130%	155%	215%	343%	113%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
114

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$10.48	$0.15	$2.51	$2.66	$(0.17)	$—	$(0.17)	$12.97	25.70%	$978	1.11%	1.31%
9/30/23	9.61	0.15	0.87	1.02	(0.15)	—	(0.15)	10.48	10.57%	3,247	1.07%	1.44%
9/30/22	14.39	0.12	(1.46)	(1.34)	(0.18)	(3.26)	(3.44)	9.61	(13.95%)	6,318	1.00%	1.07%
9/30/21	12.44	0.12	2.23	2.35	(0.18)	(0.22)	(0.40)	14.39	19.30%	7,411	0.99%	0.90%
9/30/20	12.11	0.17	0.90	1.07	(0.23)	(0.51)	(0.74)	12.44	9.13%	5,849	1.01%	1.44%
Class R4
9/30/24	$9.90	$0.12	$2.38	$2.50	$(0.15)	$—	$(0.15)	$12.25	25.53%	$5,291	1.27%	1.12%
9/30/23	9.09	0.13	0.81	0.94	(0.13)	—	(0.13)	9.90	10.37%	4,937	1.22%	1.27%
9/30/22	13.77	0.10	(1.37)	(1.27)	(0.15)	(3.26)	(3.41)	9.09	(14.06%)	4,554	1.15%	0.92%
9/30/21	11.92	0.10	2.13	2.23	(0.16)	(0.22)	(0.38)	13.77	19.12%	5,984	1.14%	0.76%
9/30/20	11.64	0.15	0.86	1.01	(0.22)	(0.51)	(0.73)	11.92	8.94%	2,994	1.16%	1.31%
Class A
9/30/24	$10.04	$0.12	$2.41	$2.53	$(0.13)	$—	$(0.13)	$12.44	25.48%	$12,924	1.33%	1.06%
9/30/23	9.21	0.12	0.83	0.95	(0.12)	—	(0.12)	10.04	10.32%	12,044	1.32%	1.17%
9/30/22	13.91	0.09	(1.41)	(1.32)	(0.12)	(3.26)	(3.38)	9.21	(14.22%)	13,123	1.25%	0.80%
9/30/21	12.03	0.09	2.16	2.25	(0.15)	(0.22)	(0.37)	13.91	19.07%	20,919	1.24%	0.67%
9/30/20	11.74	0.14	0.86	1.00	(0.20)	(0.51)	(0.71)	12.03	8.80%	26,626	1.26%	1.21%
Class R3
9/30/24	$9.82	$0.10	$2.35	$2.45	$(0.12)	$—	$(0.12)	$12.15	25.19%	$11,968	1.52%	0.87%
9/30/23	9.01	0.10	0.81	0.91	(0.10)	—	(0.10)	9.82	10.14%	9,244	1.47%	1.02%
9/30/22	13.69	0.07	(1.36)	(1.29)	(0.13)	(3.26)	(3.39)	9.01	(14.27%)	9,643	1.40%	0.66%
9/30/21	11.85	0.07	2.11	2.18	(0.12)	(0.22)	(0.34)	13.69	18.81%	12,390	1.39%	0.50%
9/30/20	11.57	0.12	0.85	0.97	(0.18)	(0.51)	(0.69)	11.85	8.66%	7,503	1.41%	1.06%
Class Y
9/30/24	$10.43	$0.17	$2.50	$2.67	$(0.19)	$—	$(0.19)	$12.91	25.88%	$123	0.92%	1.46%
9/30/23[g]	10.54	0.11	(0.22)aa	(0.11)	—	—	—	10.43	(1.04%)[b]	99	0.87%[a]	1.61%[a]

The accompanying notes are an integral part of the financial statements.
115

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Disciplined Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$12.81	$0.14	$3.08	$3.22	$(0.35)	$(0.61)	$(0.96)	$15.07	26.76%	$10,019	1.09%	1.07%
9/30/23	12.29	0.17	1.70	1.87	(0.17)	(1.18)	(1.35)	12.81	15.25%	26,343	0.81%	1.31%
9/30/22	16.30	0.20	(1.43)	(1.23)	(0.22)	(2.56)	(2.78)	12.29	(10.19%)	24,938	0.76%	1.40%
9/30/21	12.08	0.22	4.28	4.50	(0.28)	—	(0.28)	16.30	37.75%	31,848	0.74%	1.46%
9/30/20	13.98	0.28	(1.16)	(0.88)	(0.31)	(0.71)	(1.02)	12.08	(7.26%)	20,650	0.72%	2.20%
Class R5
9/30/24	$12.85	$0.14	$3.09	$3.23	$(0.34)	$(0.61)	$(0.95)	$15.13	26.74%	$13,569	1.19%	1.06%
9/30/23	12.33	0.16	1.70	1.86	(0.16)	(1.18)	(1.34)	12.85	15.06%	18,288	0.91%	1.21%
9/30/22	16.34	0.19	(1.44)	(1.25)	(0.20)	(2.56)	(2.76)	12.33	(10.28%)	19,907	0.85%	1.27%
9/30/21	12.11	0.21	4.28	4.49	(0.26)	—	(0.26)	16.34	37.57%	35,564	0.84%	1.39%
9/30/20	14.01	0.27	(1.17)	(0.90)	(0.29)	(0.71)	(1.00)	12.11	(7.34%)	32,418	0.82%	2.10%
Service Class
9/30/24	$12.69	$0.13	$3.04	$3.17	$(0.33)	$(0.61)	$(0.94)	$14.92	26.62%	$8,586	1.30%	0.95%
9/30/23	12.19	0.14	1.68	1.82	(0.14)	(1.18)	(1.32)	12.69	14.95%	10,471	1.01%	1.11%
9/30/22	16.19	0.17	(1.43)	(1.26)	(0.18)	(2.56)	(2.74)	12.19	(10.38%)	11,925	0.96%	1.20%
9/30/21	12.00	0.19	4.25	4.44	(0.25)	—	(0.25)	16.19	37.48%	16,120	0.94%	1.27%
9/30/20	13.88	0.25	(1.16)	(0.91)	(0.26)	(0.71)	(0.97)	12.00	(7.46%)	11,618	0.92%	1.98%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	66%	70%	40%	189%	57%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
116

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$13.12	$0.11	$3.16	$3.27	$(0.32)	$(0.61)	$(0.93)	$15.46	26.48%	$991	1.40%	0.82%
9/30/23	12.55	0.13	1.74	1.87	(0.12)	(1.18)	(1.30)	13.12	14.90%	1,314	1.11%	1.01%
9/30/22	16.57	0.16	(1.47)	(1.31)	(0.15)	(2.56)	(2.71)	12.55	(10.45%)	1,154	1.06%	1.10%
9/30/21	12.28	0.18	4.35	4.53	(0.24)	—	(0.24)	16.57	37.32%	1,652	1.04%	1.23%
9/30/20	14.20	0.24	(1.20)	(0.96)	(0.25)	(0.71)	(0.96)	12.28	(7.62%)	4,214	1.02%	1.88%
Class R4
9/30/24	$12.35	$0.09	$3.00	$3.09	$(0.10)	$(0.61)	$(0.71)	$14.73	26.22%	$502	1.57%	0.65%
9/30/23	11.89	0.10	1.65	1.75	(0.11)	(1.18)	(1.29)	12.35	14.67%	378	1.26%	0.80%
9/30/22	15.85	0.13	(1.39)	(1.26)	(0.14)	(2.56)	(2.70)	11.89	(10.62%)	1,293	1.20%	0.87%
9/30/21	11.76	0.15	4.16	4.31	(0.22)	—	(0.22)	15.85	37.08%	2,731	1.19%	1.06%
9/30/20	13.63	0.21	(1.13)	(0.92)	(0.24)	(0.71)	(0.95)	11.76	(7.70%)	2,707	1.17%	1.73%
Class A
9/30/24	$12.50	$0.08	$2.99	$3.07	$(0.27)	$(0.61)	$(0.88)	$14.69	26.12%	$3,583	1.61%	0.64%
9/30/23	12.01	0.10	1.66	1.76	(0.09)	(1.18)	(1.27)	12.50	14.59%	4,164	1.36%	0.76%
9/30/22	15.98	0.12	(1.41)	(1.29)	(0.12)	(2.56)	(2.68)	12.01	(10.68%)	4,245	1.30%	0.83%
9/30/21	11.85	0.14	4.20	4.34	(0.21)	—	(0.21)	15.98	37.00%	6,784	1.29%	0.93%
9/30/20	13.73	0.21	(1.15)	(0.94)	(0.23)	(0.71)	(0.94)	11.85	(7.77%)	5,569	1.27%	1.66%
Class R3
9/30/24	$12.63	$0.06	$3.05	$3.11	$(0.19)	$(0.61)	$(0.80)	$14.94	25.97%	$1,664	1.80%	0.44%
9/30/23	12.13	0.07	1.68	1.75	(0.07)	(1.18)	(1.25)	12.63	14.41%	1,833	1.51%	0.57%
9/30/22	16.12	0.10	(1.43)	(1.33)	(0.10)	(2.56)	(2.66)	12.13	(10.86%)	3,732	1.46%	0.72%
9/30/21	11.95	0.12	4.24	4.36	(0.19)	—	(0.19)	16.12	36.87%	4,873	1.44%	0.79%
9/30/20	13.85	0.19	(1.17)	(0.98)	(0.21)	(0.71)	(0.92)	11.95	(7.98%)	3,988	1.42%	1.50%
Class Y
9/30/24	$12.85	$0.14	$3.09	$3.23	$(0.34)	$(0.61)	$(0.95)	$15.13	26.71%	$114	1.20%	1.03%
9/30/23[g]	13.25	0.11	(0.51)aa	(0.40)	—	—	—	12.85	(3.02%)[b]	97	0.91%[a]	1.27%[a]

The accompanying notes are an integral part of the financial statements.
117

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Disciplined Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$8.83	$(0.00)[d]	$3.81	$3.81	$(0.01)	$(0.42)	$(0.43)	$12.21	44.58%	$41,637	0.59%	(0.01%)
9/30/23	7.49	0.02	1.71	1.73	(0.02)	(0.37)	(0.39)	8.83	23.88%	34,334	0.63%	0.25%
9/30/22	15.56	0.02bb	(1.93)	(1.91)	—	(6.16)	(6.16)	7.49	(24.92%)	18,483	0.58%	0.18%
9/30/21	12.85	0.04	3.27	3.31	(0.06)	(0.54)	(0.60)	15.56	26.75%	31,388	0.57%	0.26%
9/30/20	11.00	0.09	3.18	3.27	(0.11)	(1.31)	(1.42)	12.85	32.63%	35,702	0.56%	0.77%
Class R5
9/30/24	$8.82	$(0.01)	$3.81	$3.80	$—	$(0.42)	$(0.42)	$12.20	44.56%	$103,668	0.69%	(0.11%)
9/30/23	7.49	0.02	1.69	1.71	(0.01)	(0.37)	(0.38)	8.82	23.60%	73,393	0.73%	0.19%
9/30/22	15.57	0.01bb	(1.93)	(1.92)	—	(6.16)	(6.16)	7.49	(24.92%)	73,291	0.68%	0.09%
9/30/21	12.85	0.02	3.29	3.31	(0.05)	(0.54)	(0.59)	15.57	26.72%	108,948	0.67%	0.15%
9/30/20	11.00	0.07	3.19	3.26	(0.10)	(1.31)	(1.41)	12.85	32.48%	101,466	0.66%	0.67%
Service Class
9/30/24	$8.88	$(0.02)	$3.83	$3.81	$—	$(0.42)	$(0.42)	$12.27	44.35%	$8,566	0.79%	(0.19%)
9/30/23	7.54	0.01	1.70	1.71	—	(0.37)	(0.37)	8.88	23.44%	12,529	0.83%	0.12%
9/30/22	15.65	(0.00)[d]	(1.95)	(1.95)	—	(6.16)	(6.16)	7.54	(25.04%)	14,309	0.78%	(0.02%)
9/30/21	12.92	0.01	3.30	3.31	(0.04)	(0.54)	(0.58)	15.65	26.53%	25,505	0.77%	0.05%
9/30/20	11.04	0.06	3.20	3.26	(0.07)	(1.31)	(1.38)	12.92	32.33%	25,668	0.76%	0.57%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	69%	64%	60%	110%	50%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
118

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$9.09	$(0.03)	$3.92	$3.89	$—	$(0.42)	$(0.42)	$12.56	44.20%	$21,907	0.89%	(0.31%)
9/30/23	7.71	(0.00)d,bb	1.75	1.75	—	(0.37)	(0.37)	9.09	23.44%	19,964	0.93%	(0.00%)[e]
9/30/22	15.89	(0.01)	(2.01)	(2.02)	—	(6.16)	(6.16)	7.71	(25.13%)	24,021	0.88%	(0.11%)
9/30/21	13.10	(0.01)	3.36	3.35	(0.02)	(0.54)	(0.56)	15.89	26.46%	36,207	0.87%	(0.05%)
9/30/20	11.19	0.05	3.25	3.30	(0.08)	(1.31)	(1.39)	13.10	32.19%	36,957	0.86%	0.47%
Class R4
9/30/24	$8.30	$(0.05)	$3.57	$3.52	$—	$(0.42)	$(0.42)	$11.40	43.94%	$7,467	1.04%	(0.46%)
9/30/23	7.08	(0.01)bb	1.60	1.59	—	(0.37)	(0.37)	8.30	23.26%	6,373	1.08%	(0.16%)
9/30/22	15.06	(0.03)	(1.79)	(1.82)	—	(6.16)	(6.16)	7.08	(25.23%)	6,348	1.03%	(0.28%)
9/30/21	12.45	(0.03)	3.18	3.15	—	(0.54)	(0.54)	15.06	26.20%	12,613	1.02%	(0.22%)
9/30/20	10.70	0.03	3.09	3.12	(0.06)	(1.31)	(1.37)	12.45	31.97%	28,832	1.01%	0.31%
Class A
9/30/24	$8.43	$(0.05)	$3.63	$3.58	$—	$(0.42)	$(0.42)	$11.59	43.98%	$8,202	1.11%	(0.52%)
9/30/23	7.20	(0.02)bb	1.62	1.60	—	(0.37)	(0.37)	8.43	23.00%	8,081	1.18%	(0.25%)
9/30/22	15.23	(0.04)	(1.83)	(1.87)	—	(6.16)	(6.16)	7.20	(25.29%)	14,354	1.13%	(0.38%)
9/30/21	12.59	(0.04)	3.22	3.18	—	(0.54)	(0.54)	15.23	26.12%	26,591	1.12%	(0.30%)
9/30/20	10.80	0.02	3.13	3.15	(0.05)	(1.31)	(1.36)	12.59	31.87%	27,988	1.11%	0.22%
Class R3
9/30/24	$8.20	$(0.07)	$3.51	$3.44	$—	$(0.42)	$(0.42)	$11.22	43.49%	$5,572	1.29%	(0.71%)
9/30/23	7.01	(0.03)bb	1.59	1.56	—	(0.37)	(0.37)	8.20	23.06%	4,449	1.33%	(0.41%)
9/30/22	15.00	(0.05)	(1.78)	(1.83)	—	(6.16)	(6.16)	7.01	(25.46%)	3,959	1.28%	(0.51%)
9/30/21	12.43	(0.06)	3.17	3.11	—	(0.54)	(0.54)	15.00	25.88%	5,002	1.27%	(0.46%)
9/30/20	10.66	0.01	3.09	3.10	(0.02)	(1.31)	(1.33)	12.43	31.78%	5,875	1.26%	0.05%
Class Y
9/30/24	$8.82	$(0.01)	$3.81	$3.80	$—	$(0.42)	$(0.42)	$12.20	44.55%	$155	0.69%	(0.11%)
9/30/23[g]	7.89	0.01	0.92	0.93	—	—	—	8.82	11.79%[b]	112	0.73%[a]	0.15%[a]

The accompanying notes are an integral part of the financial statements.
119

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Small Cap Opportunities Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$15.85	$0.11	$4.13	$4.24	$(0.05)	$(0.76)	$(0.81)	$19.28	27.85%	$219,361	0.66%	0.65%	0.64%
9/30/23	14.20	0.10	1.76	1.86	(0.14)	(0.07)	(0.21)	15.85	13.14%	125,988	0.67%	N/A	0.65%
9/30/22	19.21	0.08	(3.28)	(3.20)	—	(1.81)	(1.81)	14.20	(18.57%)	95,436	0.66%	N/A	0.48%
9/30/21	13.96	0.06	6.51	6.57	(0.11)	(1.21)	(1.32)	19.21	48.95%	85,183	0.66%	N/A	0.35%
9/30/20	13.72	0.10	0.27	0.37	(0.06)	(0.07)	(0.13)	13.96	2.62%	39,988	0.69%	N/A	0.77%
Class R5
9/30/24	$15.79	$0.09	$4.11	$4.20	$(0.04)	$(0.76)	$(0.80)	$19.19	27.69%	$109,539	0.76%	0.75%	0.52%
9/30/23	14.14	0.09	1.76	1.85	(0.13)	(0.07)	(0.20)	15.79	13.08%	104,951	0.77%	N/A	0.55%
9/30/22	19.16	0.06	(3.27)	(3.21)	—	(1.81)	(1.81)	14.14	(18.68%)	100,585	0.75%	N/A	0.35%
9/30/21	13.93	0.05	6.48	6.53	(0.09)	(1.21)	(1.30)	19.16	48.78%	137,127	0.76%	N/A	0.26%
9/30/20	13.69	0.09	0.27	0.36	(0.05)	(0.07)	(0.12)	13.93	2.56%	92,440	0.79%	N/A	0.68%
Service Class
9/30/24	$15.72	$0.07	$4.10	$4.17	$(0.03)	$(0.76)	$(0.79)	$19.10	27.62%	$16,696	0.86%	0.85%	0.42%
9/30/23	14.08	0.07	1.75	1.82	(0.11)	(0.07)	(0.18)	15.72	12.95%	15,707	0.87%	N/A	0.45%
9/30/22	19.11	0.04	(3.26)	(3.22)	—	(1.81)	(1.81)	14.08	(18.78%)	15,851	0.85%	N/A	0.24%
9/30/21	13.89	0.03	6.48	6.51	(0.08)	(1.21)	(1.29)	19.11	48.72%	24,560	0.86%	N/A	0.17%
9/30/20	13.66	0.08	0.25	0.33	(0.03)	(0.07)	(0.10)	13.89	2.37%	17,146	0.89%	N/A	0.58%

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	40%	46%	39%	40%	47%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
120

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$15.58	$0.05	$4.06	$4.11	$(0.03)	$(0.76)	$(0.79)	$18.90	27.42%	$22,272	0.96%	0.95%	0.32%
9/30/23	13.95	0.05	1.75	1.80	(0.10)	(0.07)	(0.17)	15.58	12.88%	21,277	0.97%	N/A	0.35%
9/30/22	18.97	0.02	(3.23)	(3.21)	—	(1.81)	(1.81)	13.95	(18.88%)	20,100	0.95%	N/A	0.15%
9/30/21	13.80	0.01	6.44	6.45	(0.07)	(1.21)	(1.28)	18.97	48.54%	26,314	0.96%	N/A	0.07%
9/30/20	13.57	0.06	0.26	0.32	(0.02)	(0.07)	(0.09)	13.80	2.27%	18,422	0.99%	N/A	0.48%
Class R4
9/30/24	$14.92	$0.03	$3.88	$3.91	$—	$(0.76)	$(0.76)	$18.07	27.28%	$12,849	1.11%	1.10%	0.16%
9/30/23	13.37	0.03	1.67	1.70	(0.08)	(0.07)	(0.15)	14.92	12.69%	13,888	1.12%	N/A	0.20%
9/30/22	18.28	(0.00)d,bb	(3.10)	(3.10)	—	(1.81)	(1.81)	13.37	(18.99%)	11,835	1.10%	N/A	(0.00%)[e]
9/30/21	13.34	(0.02)	6.22	6.20	(0.05)	(1.21)	(1.26)	18.28	48.31%	15,682	1.11%	N/A	(0.09%)
9/30/20	13.12	0.04	0.25	0.29	—	(0.07)	(0.07)	13.34	2.16%	9,413	1.14%	N/A	0.32%
Class A
9/30/24	$15.02	$0.02	$3.90	$3.92	$—	$(0.76)	$(0.76)	$18.18	27.16%	$43,168	1.17%	1.17%	0.11%
9/30/23	13.46	0.02	1.67	1.69	(0.06)	(0.07)	(0.13)	15.02	12.53%	36,525	1.22%	N/A	0.10%
9/30/22	18.40	(0.02)bb	(3.11)	(3.13)	—	(1.81)	(1.81)	13.46	(19.04%)	38,730	1.20%	N/A	(0.11%)
9/30/21	13.42	(0.03)	6.25	6.22	(0.03)	(1.21)	(1.24)	18.40	48.15%	55,207	1.21%	N/A	(0.18%)
9/30/20	13.21	0.03	0.25	0.28	—	(0.07)	(0.07)	13.42	2.07%	42,491	1.24%	N/A	0.22%
Class R3
9/30/24	$14.68	$(0.01)bb	$3.81	$3.80	$—	$(0.76)	$(0.76)	$17.72	26.97%	$9,822	1.36%	1.35%	(0.07%)
9/30/23	13.16	(0.01)bb	1.64	1.63	(0.04)	(0.07)	(0.11)	14.68	12.40%	7,672	1.37%	N/A	(0.05%)
9/30/22	18.06	(0.04)bb	(3.05)	(3.09)	—	(1.81)	(1.81)	13.16	(19.19%)	7,153	1.35%	N/A	(0.26%)
9/30/21	13.18	(0.06)	6.15	6.09	—	(1.21)	(1.21)	18.06	48.00%	9,695	1.36%	N/A	(0.34%)
9/30/20	13.00	0.01	0.24	0.25	—	(0.07)	(0.07)	13.18	1.87%	6,048	1.39%	N/A	0.07%
Class Y
9/30/24	$15.79	$0.10	$4.12	$4.22	$(0.04)	$(0.76)	$(0.80)	$19.21	27.77%	$1,162	0.76%	0.75%	0.57%
9/30/23[g]	16.67	0.06	(0.94)aa	(0.88)	—	—	—	15.79	(5.28%)[b]	95	0.77%[a]	N/A	0.55%[a]

The accompanying notes are an integral part of the financial statements.
121

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Global Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$11.02	$(0.01)	$3.18	$3.17	$—	$(2.79)	$(2.79)	$11.40	34.35%	$54,970	0.93%	(0.10%)
9/30/23	10.72	0.00d,bb	2.84	2.84	—	(2.54)	(2.54)	11.02	29.05%	48,335	0.91%	0.02%
9/30/22	18.79	(0.01)	(6.02)	(6.03)	—	(2.04)	(2.04)	10.72	(36.28%)	56,931	0.86%	(0.06%)
9/30/21	15.04	(0.05)	4.64	4.59	—	(0.84)	(0.84)	18.79	31.36%	99,959	0.84%	(0.29%)
9/30/20	12.35	0.00[d]	2.81	2.81	(0.09)	(0.03)	(0.12)	15.04	22.90%	75,893	0.85%	0.00%[e]
Class R5
9/30/24	$10.99	$(0.02)	$3.17	$3.15	$—	$(2.79)	$(2.79)	$11.35	34.23%	$50,714	1.03%	(0.19%)
9/30/23	10.70	(0.01)	2.84	2.83	—	(2.54)	(2.54)	10.99	28.99%	44,364	1.02%	(0.08%)
9/30/22	18.78	(0.03)	(6.01)	(6.04)	—	(2.04)	(2.04)	10.70	(36.36%)	58,808	0.96%	(0.17%)
9/30/21	15.05	(0.07)	4.64	4.57	—	(0.84)	(0.84)	18.78	31.20%	126,049	0.94%	(0.39%)
9/30/20	12.36	(0.01)	2.81	2.80	(0.08)	(0.03)	(0.11)	15.05	22.77%	111,038	0.95%	(0.09%)
Service Class
9/30/24	$10.80	$(0.03)	$3.10	$3.07	$—	$(2.79)	$(2.79)	$11.08	34.08%	$3,980	1.13%	(0.32%)
9/30/23	10.56	(0.02)	2.80	2.78	—	(2.54)	(2.54)	10.80	28.90%	3,655	1.12%	(0.20%)
9/30/22	18.58	(0.04)	(5.94)	(5.98)	—	(2.04)	(2.04)	10.56	(36.43%)	5,579	1.06%	(0.24%)
9/30/21	14.91	(0.08)	4.59	4.51	—	(0.84)	(0.84)	18.58	31.09%	7,892	1.04%	(0.49%)
9/30/20	12.23	(0.03)	2.80	2.77	(0.06)	(0.03)	(0.09)	14.91	22.75%	6,166	1.05%	(0.19%)

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	6%	10%	10%	10%	12%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
122

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[l],m,z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$10.90	$(0.04)	$3.12	$3.08	$—	$(2.79)	$(2.79)	$11.19	33.83%	$47,137	1.23%	(0.41%)
9/30/23	10.64	(0.03)	2.83	2.80	—	(2.54)	(2.54)	10.90	28.84%	50,587	1.22%	(0.29%)
9/30/22	18.73	(0.06)	(5.99)	(6.05)	—	(2.04)	(2.04)	10.64	(36.52%)	45,831	1.16%	(0.38%)
9/30/21	15.03	(0.10)	4.64	4.54	—	(0.84)	(0.84)	18.73	31.03%	88,387	1.14%	(0.59%)
9/30/20	12.34	(0.04)	2.81	2.77	(0.05)	(0.03)	(0.08)	15.03	22.56%	80,607	1.15%	(0.29%)
Class R4
9/30/24	$10.37	$(0.06)	$2.95	$2.89	$—	$(2.79)	$(2.79)	$10.47	33.68%	$9,712	1.38%	(0.56%)
9/30/23	10.24	(0.04)	2.71	2.67	—	(2.54)	(2.54)	10.37	28.67%	8,921	1.37%	(0.43%)
9/30/22	18.12	(0.07)	(5.77)	(5.84)	—	(2.04)	(2.04)	10.24	(36.60%)	8,676	1.31%	(0.52%)
9/30/21	14.59	(0.12)	4.49	4.37	—	(0.84)	(0.84)	18.12	30.79%	15,975	1.29%	(0.72%)
9/30/20	11.98	(0.06)	2.73	2.67	(0.03)	(0.03)	(0.06)	14.59	22.36%	8,878	1.30%	(0.45%)
Class A
9/30/24	$10.57	$(0.06)	$3.01	$2.95	$—	$(2.79)	$(2.79)	$10.73	33.59%	$12,339	1.45%	(0.61%)
9/30/23	10.41	(0.06)	2.76	2.70	—	(2.54)	(2.54)	10.57	28.47%	10,559	1.47%	(0.54%)
9/30/22	18.40	(0.09)	(5.86)	(5.95)	—	(2.04)	(2.04)	10.41	(36.64%)	9,014	1.41%	(0.63%)
9/30/21	14.82	(0.14)	4.56	4.42	—	(0.84)	(0.84)	18.40	30.65%	19,415	1.39%	(0.84%)
9/30/20	12.17	(0.07)	2.77	2.70	(0.02)	(0.03)	(0.05)	14.82	22.22%	22,903	1.40%	(0.55%)
Class R3
9/30/24	$10.41	$(0.08)	$2.96	$2.88	$—	$(2.79)	$(2.79)	$10.50	33.40%	$9,303	1.64%	(0.81%)
9/30/23	10.30	(0.07)	2.72	2.65	—	(2.54)	(2.54)	10.41	28.24%	7,378	1.62%	(0.69%)
9/30/22	18.25	(0.11)	(5.80)	(5.91)	—	(2.04)	(2.04)	10.30	(36.73%)	7,920	1.56%	(0.77%)
9/30/21	14.72	(0.17)	4.54	4.37	—	(0.84)	(0.84)	18.25	30.51%	13,541	1.54%	(0.98%)
9/30/20	12.10	(0.09)	2.75	2.66	(0.01)	(0.03)	(0.04)	14.72	21.99%	9,792	1.55%	(0.69%)

The accompanying notes are an integral part of the financial statements.
123

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual International Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$7.94	$0.12	$1.57	$1.69	$(0.17)	$(0.11)	$(0.28)	$9.35	21.87%	$72,977	1.13%	1.08%	1.45%
9/30/23	7.14	0.14	1.12	1.26	(0.10)	(0.36)	(0.46)	7.94	17.61%	70,386	1.10%	1.05%	1.75%
9/30/22	10.08	0.12	(1.83)	(1.71)	(0.21)	(1.02)	(1.23)	7.14	(19.37%)	66,355	1.09%	1.04%	1.41%
9/30/21	13.08	0.14	1.84	1.98	(0.04)	(4.94)	(4.98)	10.08	17.97%	89,913	1.02%	1.00%	1.31%
9/30/20	12.01	0.03	1.54	1.57	(0.13)	(0.37)	(0.50)	13.08	13.17%	96,308	1.02%	1.00%	0.26%
Class R5
9/30/24	$7.94	$0.11	$1.57	$1.68	$(0.16)	$(0.11)	$(0.27)	$9.35	21.73%	$29,483	1.22%	1.17%	1.33%
9/30/23	7.14	0.13	1.12	1.25	(0.09)	(0.36)	(0.45)	7.94	17.48%	30,262	1.20%	1.15%	1.62%
9/30/22	10.08	0.12	(1.85)	(1.73)	(0.19)	(1.02)	(1.21)	7.14	(19.47%)	30,827	1.19%	1.14%	1.38%
9/30/21	13.08	0.14	1.83	1.97	(0.03)	(4.94)	(4.97)	10.08	17.79%	50,688	1.12%	1.10%	1.27%
9/30/20	12.00	0.02	1.55	1.57	(0.12)	(0.37)	(0.49)	13.08	13.14%	61,444	1.12%	1.10%	0.20%
Service Class
9/30/24	$7.91	$0.10	$1.57	$1.67	$(0.15)	$(0.11)	$(0.26)	$9.32	21.67%	$2,957	1.32%	1.27%	1.20%
9/30/23	7.12	0.13	1.10	1.23	(0.08)	(0.36)	(0.44)	7.91	17.26%	3,485	1.30%	1.25%	1.60%
9/30/22	10.05	0.12	(1.85)	(1.73)	(0.18)	(1.02)	(1.20)	7.12	(19.52%)	2,624	1.29%	1.24%	1.35%
9/30/21	13.04	0.12	1.84	1.96	(0.01)	(4.94)	(4.95)	10.05	17.72%	3,469	1.22%	1.20%	1.16%
9/30/20	11.97	0.00[d]	1.54	1.54	(0.10)	(0.37)	(0.47)	13.04	12.94%	4,524	1.22%	1.20%	0.00%[e]

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	25%	20%	22%	30%	106%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
g	For the period February 1, 2023 (commencement of operations) through September 30, 2023.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

aa
The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.
124

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$7.83	$0.10	$1.54	$1.64	$(0.14)	$(0.11)	$(0.25)	$9.22	21.49%	$1,720	1.42%	1.37%	1.24%
9/30/23	7.05	0.11	1.10	1.21	(0.07)	(0.36)	(0.43)	7.83	17.21%	1,890	1.40%	1.35%	1.38%
9/30/22	9.96	0.11	(1.83)	(1.72)	(0.17)	(1.02)	(1.19)	7.05	(19.60%)	2,273	1.39%	1.34%	1.26%
9/30/21	12.97	0.11	1.82	1.93	—	(4.94)	(4.94)	9.96	17.59%	2,436	1.32%	1.30%	1.03%
9/30/20	11.91	(0.00)[d]	1.52	1.52	(0.09)	(0.37)	(0.46)	12.97	12.81%	3,565	1.32%	1.30%	(0.02%)
Class R4
9/30/24	$7.25	$0.08	$1.42	$1.50	$(0.13)	$(0.11)	$(0.24)	$8.51	21.29%	$630	1.57%	1.52%	1.03%
9/30/23	6.55	0.08	1.03	1.11	(0.05)	(0.36)	(0.41)	7.25	16.89%	537	1.55%	1.50%	1.14%
9/30/22	9.33	0.08	(1.69)	(1.61)	(0.15)	(1.02)	(1.17)	6.55	(19.69%)	711	1.53%	1.48%	0.93%
9/30/21	12.45	0.09	1.73	1.82	—	(4.94)	(4.94)	9.33	17.41%	1,639	1.47%	1.45%	0.88%
9/30/20	11.43	(0.04)	1.48	1.44	(0.05)	(0.37)	(0.42)	12.45	12.70%	1,951	1.47%	1.45%	(0.31%)
Class A
9/30/24	$7.36	$0.07	$1.46	$1.53	$(0.13)	$(0.11)	$(0.24)	$8.65	21.26%	$10,001	1.64%	1.59%	0.90%
9/30/23	6.65	0.09	1.03	1.12	(0.05)	(0.36)	(0.41)	7.36	16.87%	9,847	1.65%	1.60%	1.14%
9/30/22	9.45	0.08	(1.72)	(1.64)	(0.14)	(1.02)	(1.16)	6.65	(19.79%)	9,014	1.64%	1.59%	0.95%
9/30/21	12.56	0.08	1.75	1.83	—	(4.94)	(4.94)	9.45	17.30%	13,793	1.57%	1.55%	0.82%
9/30/20	11.54	(0.03)	1.48	1.45	(0.06)	(0.37)	(0.43)	12.56	12.61%	18,670	1.57%	1.55%	(0.22%)
Class R3
9/30/24	$7.13	$0.06	$1.41	$1.47	$(0.12)	$(0.11)	$(0.23)	$8.37	21.07%	$2,581	1.83%	1.78%	0.76%
9/30/23	6.46	0.08	1.00	1.08	(0.05)	(0.36)	(0.41)	7.13	16.65%	2,231	1.80%	1.75%	1.03%
9/30/22	9.22	0.07	(1.67)	(1.60)	(0.14)	(1.02)	(1.16)	6.46	(19.87%)	2,060	1.79%	1.74%	0.89%
9/30/21	12.38	0.07	1.71	1.78	—	(4.94)	(4.94)	9.22	17.07%	2,294	1.72%	1.70%	0.74%
9/30/20	11.38	(0.06)	1.47	1.41	(0.04)	(0.37)	(0.41)	12.38	12.42%	2,427	1.72%	1.70%	(0.49%)
Class Y
9/30/24	$7.94	$0.12	$1.56	$1.68	$(0.16)	$(0.11)	$(0.27)	$9.35	21.75%	$113	1.22%	1.17%	1.36%
9/30/23[g]	8.27	0.12	(0.45)aa	(0.33)	—	—	—	7.94	(3.99%)[b]	96	1.20%[a]	1.15%[a]	2.27%[a]

The accompanying notes are an integral part of the financial statements.
125

MassMutual Funds (Continued)

Financial Highlights (For a share outstanding throughout each period)
MassMutual Strategic Emerging Markets Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class I
9/30/24	$9.36	$0.09	$1.35	$1.44	$(0.01)	$—	$(0.01)	$10.79	15.42%	$103,774	1.39%	1.15%	0.92%
9/30/23	8.22	0.07	1.11	1.18	(0.04)	—	(0.04)	9.36	14.31%	98,677	1.38%	1.15%	0.70%
9/30/22	14.93	0.05	(4.73)	(4.68)	(0.20)	(1.83)	(2.03)	8.22	(35.67%)	105,253	1.35%	1.15%	0.43%
9/30/21	13.23	0.04	1.88	1.92	—	(0.22)	(0.22)	14.93	14.53%	156,998	1.22%	1.15%	0.25%
9/30/20	13.02	0.02	1.33	1.35	(0.08)	(1.06)	(1.14)	13.23	10.33%	169,366	1.27%	1.15%	0.12%
Class R5
9/30/24	$9.55	$0.08	$1.38	$1.46	$(0.00)[d]	$—	$(0.00)[d]	$11.01	15.31%	$139	1.48%	1.25%	0.77%
9/30/23	8.36	0.06	1.13	1.19	—	—	—	9.55	14.23%	267	1.48%	1.25%	0.60%
9/30/22	15.14	0.03	(4.80)	(4.77)	(0.18)	(1.83)	(2.01)	8.36	(35.72%)	225	1.45%	1.23%	0.25%
9/30/21	13.43	0.03	1.90	1.93	—	(0.22)	(0.22)	15.14	14.38%	2,703	1.32%	1.25%	0.16%
9/30/20	13.20	0.00[d]	1.35	1.35	(0.06)	(1.06)	(1.12)	13.43	10.23%	3,165	1.37%	1.25%	0.02%
Service Class
9/30/24	$9.36	$0.07	$1.35	$1.42	$—	$—	$—	$10.78	15.17%	$1,719	1.59%	1.35%	0.72%
9/30/23	8.22	0.05	1.10	1.15	(0.01)	—	(0.01)	9.36	14.04%	1,364	1.58%	1.35%	0.49%
9/30/22	14.93	0.02	(4.73)	(4.71)	(0.17)	(1.83)	(2.00)	8.22	(35.83%)	1,346	1.55%	1.35%	0.22%
9/30/21	13.25	0.01	1.89	1.90	—	(0.22)	(0.22)	14.93	14.35%	2,216	1.42%	1.35%	0.05%
9/30/20	13.05	(0.01)	1.33	1.32	(0.06)	(1.06)	(1.12)	13.25	10.12%	2,473	1.47%	1.35%	(0.05%)

	Year Ended September 30
	2024	2023	2022	2021	2020
Portfolio turnover rate	62%	38%	55%	48%	71%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l
Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

m	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
126

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total returnl,[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Administrative Class
9/30/24	$9.39	$0.06	$1.35	$1.41	$—	$—	$—	$10.80	15.02%	$238	1.69%	1.45%	0.64%
9/30/23	8.24	0.04	1.11	1.15	(0.00)[d]	—	(0.00)[d]	9.39	13.99%	287	1.68%	1.45%	0.41%
9/30/22	14.96	(0.01)bb	(4.72)	(4.73)	(0.16)	(1.83)	(1.99)	8.24	(35.90%)	233	1.65%	1.45%	(0.06%)
9/30/21	13.29	(0.01)	1.90	1.89	—	(0.22)	(0.22)	14.96	14.23%	1,017	1.52%	1.45%	(0.03%)
9/30/20	13.08	(0.02)	1.33	1.31	(0.04)	(1.06)	(1.10)	13.29	9.96%	989	1.57%	1.45%	(0.16%)
Class R4
9/30/24	$9.26	$0.05	$1.32	$1.37	$—	$—	$—	$10.63	14.79%	$453	1.84%	1.60%	0.48%
9/30/23	8.13	0.02	1.11	1.13	—	—	—	9.26	13.90%	379	1.83%	1.60%	0.25%
9/30/22	14.71	(0.00)d,bb	(4.69)	(4.69)	(0.06)	(1.83)	(1.89)	8.13	(35.99%)	307	1.80%	1.60%	(0.02%)
9/30/21	13.10	(0.05)	1.88	1.83	—	(0.22)	(0.22)	14.71	13.98%	443	1.67%	1.60%	(0.32%)
9/30/20	12.90	(0.04)	1.32	1.28	(0.02)	(1.06)	(1.08)	13.10	9.84%	1,237	1.72%	1.60%	(0.30%)
Class A
9/30/24	$9.33	$0.02	$1.39	$1.41	$—	$—	$—	$10.74	15.11%	$68	1.90%	1.67%	0.21%
9/30/23	8.21	0.01	1.11	1.12	—	—	—	9.33	13.64%	153	1.93%	1.70%	0.15%
9/30/22	14.77	(0.02)bb	(4.71)	(4.73)	—	(1.83)	(1.83)	8.21	(35.99%)	140	1.90%	1.68%	(0.15%)
9/30/21	13.17	(0.06)	1.88	1.82	—	(0.22)	(0.22)	14.77	13.83%	635	1.77%	1.70%	(0.36%)
9/30/20	12.98	(0.05)	1.32	1.27	(0.02)	(1.06)	(1.08)	13.17	9.75%	2,029	1.82%	1.70%	(0.42%)
Class R3
9/30/24	$9.11	$0.02	$1.31	$1.33	$—	$—	$—	$10.44	14.60%	$497	2.09%	1.85%	0.23%
9/30/23	8.03	0.00[d]	1.08	1.08	—	—	—	9.11	13.45%	493	2.08%	1.85%	0.01%
9/30/22	14.62	(0.03)bb	(4.64)	(4.67)	(0.09)	(1.83)	(1.92)	8.03	(36.15%)	546	2.05%	1.85%	(0.29%)
9/30/21	13.05	(0.06)	1.85	1.79	—	(0.22)	(0.22)	14.62	13.72%	1,120	1.92%	1.85%	(0.42%)
9/30/20	12.87	(0.07)	1.31	1.24	(0.00)[d]	(1.06)	(1.06)	13.05	9.57%	992	1.97%	1.85%	(0.58%)

The accompanying notes are an integral part of the financial statements.
127

Notes to Financial Statements

1.	The Funds
MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MassMutual U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)
MassMutual Short-Duration Bond Fund (“Short-Duration Bond Fund”)
MassMutual Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)
MassMutual Core Bond Fund (“Core Bond Fund”)
MassMutual Diversified Bond Fund (“Diversified Bond Fund”)
MassMutual High Yield Fund (“High Yield Fund”)
MassMutual Balanced Fund (“Balanced Fund”)
MassMutual Disciplined Value Fund (“Disciplined Value Fund”)
MassMutual Disciplined Growth Fund (“Disciplined Growth Fund”)
MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)
MassMutual Global Fund (“Global Fund”)
MassMutual International Equity Fund (“International Equity Fund”)
MassMutual Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectuses.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities

128

Notes to Financial Statements (Continued)
traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if MML Advisers determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including, but not limited to, the following:
Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.
Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.
Cost approach: considers factors including the value of the security’s underlying assets and liabilities.

129

Notes to Financial Statements (Continued)
Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.
The Disciplined Value Fund characterized all investments at Level 1, as of September 30, 2024. The Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2024. The U.S. Government Money Market Fund characterized all investments at Level 2, as of September 30, 2024. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

130

Notes to Financial Statements (Continued)
The following is the aggregate value by input level, as of September 30, 2024, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$71,310,835	$ —	$71,310,835
Non-U.S. Government Agency Obligations	—	61,143,947	—	61,143,947
U.S. Government Agency Obligations and Instrumentalities	—	39,656	—	39,656
Short-Term Investments	821,925	23,184,999	—	24,006,924
Total Investments	$821,925	$155,679,437	$—	$156,501,362
Asset Derivatives
Futures Contracts	$190,833	$—	$—	$190,833
Liability Derivatives
Futures Contracts	$(19,640)	$—	$—	$(19,640)
Inflation-Protected and Income Fund
Asset Investments
Non-U.S. Government Agency Obligations	$—	$140,744,435	$—	$140,744,435
U.S. Government Agency Obligations and Instrumentalities	—	16,515,928	—	16,515,928
U.S. Treasury Obligations	—	48,645,558	—	48,645,558
Short-Term Investments	—	37,507,326	—	37,507,326
Total Investments	$—	$243,413,247	$—	$243,413,247
Asset Derivatives
Futures Contracts	$40,794	$—	$—	$40,794
Swap Agreements	—	7,701,416	—	7,701,416
Total	$40,794	$7,701,416	$—	$7,742,210
Liability Derivatives
Futures Contracts	$(137,716)	$—	$—	$(137,716)
Swap Agreements	—	(1,980)	—	(1,980)
Total	$(137,716)	$(1,980)	$—	$(139,696)
Core Bond Fund
Asset Investments
Corporate Debt	$—	$391,960,298	$—	$391,960,298
Non-U.S. Government Agency Obligations	—	212,504,613	—	212,504,613
Sovereign Debt Obligations	—	1,503,794	—	1,503,794
U.S. Government Agency Obligations and Instrumentalities	—	318,909,202	—	318,909,202
U.S. Treasury Obligations	—	105,629,127	—	105,629,127
Short-Term Investments	13,631,015	177,749,769	—	191,380,784
Total Investments	$ 13,631,015	$ 1,208,256,803	$—	$1,221,887,818
Asset Derivatives
Futures Contracts	$34,116	$—	$—	$34,116
Liability Derivatives
Futures Contracts	$(363,250)	$—	$—	$(363,250)

131

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Diversified Bond Fund
Asset Investments
Corporate Debt	$—	$56,842,447	$—	$56,842,447
Non-U.S. Government Agency Obligations	—	33,834,839	—	33,834,839
Sovereign Debt Obligations	—	147,166	—	147,166
U.S. Government Agency Obligations and Instrumentalities	—	31,512,575	—	31,512,575
U.S. Treasury Obligations	—	5,046,734	—	5,046,734
Purchased Options	—	15,700	—	15,700
Warrants	—	—	4,003	4,003
Short-Term Investments	4,223,208	18,979,795	—	23,203,003
Total Investments	$4,223,208	$146,379,256	$4,003	$ 150,606,467
Asset Derivatives
Forward Contract	$—	$78,909	$—	$78,909
Futures Contracts	14,188	—	—	14,188
Total	$14,188	$78,909	$—	$93,097
Liability Derivatives
Forward Contracts	$—	$(58,431)	$—	$(58,431)
Futures Contracts	(81,877)	—	—	(81,877)
Written Options	—	(12,588)	—	(12,588)
Total	$(81,877)	$(71,019)	$—	$(152,896)
High Yield Fund
Asset Investments
Bank Loans	$—	$40,368,437	$ —	$40,368,437
Corporate Debt	—	329,673,170	—	329,673,170
Short-Term Investments	32,897,900	36,101,054	—	68,998,954
Total Investments	$ 32,897,900	$ 406,142,661	$—	$439,040,561
Balanced Fund
Asset Investments
Common Stock	$69,520,166	$—	$—	$69,520,166
Corporate Debt	—	11,756,053	—	11,756,053
Non-U.S. Government Agency Obligations	—	3,749,402	—	3,749,402
U.S. Government Agency Obligations and Instrumentalities	—	10,615,703	—	10,615,703
U.S. Treasury Obligations	—	12,393,734	—	12,393,734
Short-Term Investments	—	2,302,421	—	2,302,421
Total Investments	$69,520,166	$40,817,313	$—	$110,337,479
Asset Derivatives
Futures Contracts	$2,123	$—	$—	$2,123
Liability Derivatives
Futures Contracts	$(519)	$—	$—	$(519)
Small Cap Opportunities Fund
Asset Investments
Common Stock	$428,244,382	$—	$—	$428,244,382
Short-Term Investments	1,962,671	6,203,516	—	8,166,187
Total Investments	$430,207,053	$6,203,516	$—	$436,410,569

132

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Global Fund
Asset Investments
Common Stock*
Canada	$ 1,143,328	$—	$—	$1,143,328
China	5,121,160	1,282,237	—	6,403,397
Denmark	—	7,378,256	—	7,378,256
France	—	13,457,733	—	13,457,733
Germany	—	7,824,943	—	7,824,943
India	2,959,090	10,594,760	—	13,553,850
Israel	1,785,328	—	—	1,785,328
Italy	—	2,397,247	—	2,397,247
Japan	—	9,085,283	—	9,085,283
Netherlands	—	3,451,216	—	3,451,216
Spain	—	2,450,373	—	2,450,373
Sweden	—	9,782,877	—	9,782,877
Switzerland	—	1,615,076	—	1,615,076
United States	109,017,387	—	—	109,017,387
Short-Term Investments	2,842,364	461,474	—	3,303,838
Total Investments	$122,868,657	$69,781,475	$—	$192,650,132
International Equity Fund
Asset Investments
Common Stock*
Australia	$—	$1,381,904	$—	$1,381,904
Belgium	198,812	885,613	—	1,084,425
Brazil	—	74,541	—	74,541
Canada	6,190,345	—	—	6,190,345
China	—	268,144	—	268,144
Denmark	—	107,166	—	107,166
Finland	—	2,688,375	—	2,688,375
France	—	10,493,467	—	10,493,467
Germany	—	9,739,443	—	9,739,443
Hong Kong	—	3,719,336	—	3,719,336
Ireland	367,608	280,315	—	647,923
Israel	306,568	—	—	306,568
Italy	20,331	94,514	—	114,845
Japan	—	18,509,590	—	18,509,590
Luxembourg	—	443,368	—	443,368
Netherlands	—	3,897,625	—	3,897,625
Norway	—	517,008	—	517,008
Republic of Korea	—	327,028	—	327,028
Singapore	—	404,211	—	404,211
Spain	—	4,681,863	—	4,681,863
Sweden	—	3,242,748	—	3,242,748
Switzerland	—	8,648,282	—	8,648,282
United Kingdom	—	20,769,232	—	20,769,232
United States	3,435,249	14,310,870	—	17,746,119
Preferred Stock*
Germany	—	156,824	—	156,824
Short-Term Investments	1,924,845	3,619,121	—	5,543,966
Total Investments	$12,443,758	$ 109,260,588	$—	$ 121,704,346

133

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Brazil	$ 5,000,796	$ —	$ —	$ 5,000,796
Chile	607,549	575,293	—	1,182,842
China	12,105,382	10,437,651	65,936	22,608,969
France	—	4,052,292	—	4,052,292
Hong Kong	—	1,230,918	—	1,230,918
India	—	17,673,829	—	17,673,829
Indonesia	—	1,558,872	—	1,558,872
Italy	273,601	3,013,787	—	3,287,388
Japan	—	2,199,620	—	2,199,620
Mexico	9,103,445	—	—	9,103,445
Netherlands	1,024,531	—	—	1,024,531
Peru	1,144,635	—	—	1,144,635
Philippines	—	2,019,696	—	2,019,696
Poland	—	823,542	—	823,542
Portugal	—	2,248,900	—	2,248,900
Republic of Korea	41,521	7,441,569	—	7,483,090
Russia	—	—	—+	—
South Africa	—	1,252,119	—	1,252,119
Switzerland	—	544,276	—	544,276
Taiwan	—	15,434,206	—	15,434,206
Turkey	—	992,058	—	992,058
United Arab Emirates	—	292,061	—	292,061
United Kingdom	—	1,447,367	—	1,447,367
United States	536,664	—	—	536,664
Preferred Stock
Brazil	903,343	—	—	903,343
Short-Term Investments	471,549	1,914,863	—	2,386,412
Total Investments	$31,213,016	$75,152,919	$65,936	$106,431,871

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of September 30, 2024.
For certain Funds the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, as well as any applicable liabilities for investments purchased on a delayed delivery basis and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of September 30, 2024.
The Funds, with the exception of the Strategic Emerging Markets Fund, had no Level 3 transfers during the year ended September 30, 2024. The Strategic Emerging Markets Fund had Level 3 transfers during the year ended September 30, 2024; however, none of the transfers individually or collectively had a material impact on the Strategic Emerging Markets Fund.
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

134

Notes to Financial Statements (Continued)
At September 30, 2024, and during the year then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$ —	$190,833	$190,833
Liability Derivatives
Futures Contracts^^	$—	$—	$(19,640)	$(19,640)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$(619,798)	$(619,798)
Swap Agreements	(281,746)	—	(260,309)	(542,055)
Total Realized Gain (Loss)	$ (281,746)	$—	$(880,107)	$(1,161,853)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$(34,615)	$(34,615)
Swap Agreements	(54,163)	—	70,476	16,313
Total Change in Appreciation (Depreciation)	$(54,163)	$—	$35,861	$(18,302)
Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$40,794	$40,794
Swap Agreements*	—	—	7,694,697	7,694,697
Swap Agreements^^,^^^	—	—	6,719	6,719
Total Value	$—	$—	$7,742,210	$7,742,210
Liability Derivatives
Futures Contracts^^	$—	$—	$(137,716)	$(137,716)
Swap Agreements^^,^^^	—	—	(1,980)	(1,980)
Total Value	$—	$—	$(139,696)	$(139,696)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$(492,648)	$(492,648)
Swap Agreements	—	—	(5,519,040)	(5,519,040)
Total Realized Gain (Loss)	$—	$—	$(6,011,688)	$(6,011,688)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$(478,023)	$(478,023)
Swap Agreements	—	—	13,025,045	13,025,045
Total Change in Appreciation (Depreciation)	$—	$—	$12,547,022	$12,547,022
Core Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$34,116	$34,116
Liability Derivatives
Futures Contracts^^	$—	$—	$(363,250)	$(363,250)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$927,129	$927,129
Swap Agreements	(1,434,343)	—	(1,503,063)	(2,937,406)
Total Realized Gain (Loss)	$(1,434,343)	$—	$(575,934)	$(2,010,277)

135

Notes to Financial Statements (Continued)

	Credit Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Core Bond Fund (Continued)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$3,232,503	$3,232,503
Swap Agreements	(275,741)	—	465,884	190,143
Total Change in Appreciation (Depreciation)	$(275,741)	$—	$3,698,387	$3,422,646
Diversified Bond Fund
Asset Derivatives
Purchased Options*	$—	$15,700	$—	$15,700
Forward Contracts*	—	78,909	—	78,909
Futures Contracts^^	—	—	14,188	14,188
Total Value	$—	$94,609	$14,188	$108,797
Liability Derivatives
Forward Contracts^	$—	$(58,431)	$—	$(58,431)
Futures Contracts^^	—	—	(81,877)	(81,877)
Written Options^	—	(12,588)	—	(12,588)
Total Value	$—	$(71,019)	$(81,877)	$(152,896)
Realized Gain (Loss)#
Purchased Options	$—	$(17,321)	$—	$(17,321)
Forward Contracts	—	(145,004)	—	(145,004)
Futures Contracts	—	—	230,289	230,289
Swap Agreements	(274,307)	—	(285,643)	(559,950)
Written Options	—	22,904	—	22,904
Total Realized Gain (Loss)	$(274,307)	$ (139,421)	$(55,354)	$(469,082)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$11,115	$—	$11,115
Forward Contracts	—	72,154	—	72,154
Futures Contracts	—	—	979,298	979,298
Swap Agreements	(59,087)	—	44,198	(14,889)
Written Options	—	(8,935)	—	(8,935)
Total Change in Appreciation (Depreciation)	$ (59,087)	$74,334	$1,023,496	$1,038,743
Balanced Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$2,123	$2,123
Liability Derivatives
Futures Contracts^^	$—	$—	$(519)	$(519)
Realized Gain (Loss)#
Futures Contracts	$—	$—	$(45,370)	$(45,370)
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$(40,450)	$(40,450)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.

136

Notes to Financial Statements (Continued)
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps, which are not subject to a master netting agreement or similar agreement.
#
Statements of Operations location: Amounts are included in net realized gain (loss) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

##
Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

For the year ended September 30, 2024, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund
Futures Contracts:
Average number of contracts - long	461	7	855	228	10
Average number of contracts - short	444	319	63	13	19
Forward Contracts:
Average notional amounts purchased - in USD	$—	$—	$—	$3,199,381	$ —
Average notional amounts sold - in USD	$—	$—	$—	$2,206,415	$—
Swap Agreements:
Credit Default Swaps:
Average notional amounts - buy protection	$22,000,000	$—	$112,000,000	$24,000,000	$—
Average notional amounts - sell protection	$—	$—	$—	$—	$—
Interest Rate Swaps:
Average notional amounts	$43,970,000	$83,458,333	$244,079,000	$46,408,000	$—
Total Return Swaps:
Average notional amounts	$—	$201,002,045	$—	$—	$—
Options:
Average shares/units outstanding of Purchased Options	—	—	—	756,272	—
Average shares/units outstanding of Written Options	—	—	—	294,795	—

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of September 30, 2024. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

137

Notes to Financial Statements (Continued)
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of September 30, 2024.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Inflation-Protected and Income Fund
Barclays PLC	$ 3,096,243	$ —	$ (1,940,000)	$ 1,156,243
BNP Paribas SA	1,489,006	—	(990,000)	499,006
Goldman Sachs International	3,109,448	—	(2,040,000)	1,069,448
	$7,694,697	$—	$(4,970,000)	$2,724,697
Diversified Bond Fund
Bank of America N.A.	$6,731	$(6,731)	$—	$—
Goldman Sachs International	32,972	(18,816)	—	14,156
HSBC Bank PLC	34,218	(11,330)	—	22,888
JP Morgan Chase Bank N.A.	912	—	—	912
Morgan Stanley & Co. LLC	19,776	(19,776)	—	—
	$94,609	$(56,653)	$—	$37,956

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of September 30, 2024.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Diversified Bond Fund
Bank of America N.A.	$ (13,642)	$ 6,731	$ —	$ (6,911)
Citibank N.A.	(1,864)	—	—	(1,864)
Goldman Sachs International	(18,816)	18,816	—	—
HSBC Bank PLC	(11,330)	11,330	—	—
Morgan Stanley & Co. LLC	(25,367)	19,776	—	(5,591)
	$ (71,019)	$ 56,653	$—	$(14,366)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the year ended September 30, 2024, are discussed below.

138

Notes to Financial Statements (Continued)
Foreign Currency Exchange Transactions
A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.
A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.
Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.
Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.
A Fund’s current exposure to a counterparty is the unrealized appreciation (depreciation) on the contract.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing

139

Notes to Financial Statements (Continued)
transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).
Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its

140

Notes to Financial Statements (Continued)
position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations.  Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Options, Rights, and Warrants
A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.
Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.
Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.
Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally

141

Notes to Financial Statements (Continued)
reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.
Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.
OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.
Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.
When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

142

Notes to Financial Statements (Continued)
Hybrid Instruments
A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to one or more underlying assets, indexes, economic factors, or other benchmarks. Because hybrid instruments may be designed to provide indirect exposures to virtually any type of derivative instrument, a Fund may invest in a hybrid instrument for any purpose it might engage in derivatives transactions. Hybrid instruments may take a number of forms, including, for example, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index, security, or other measure at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities where the conversion terms relate to a particular commodity. The risks of investing in a hybrid instrument may, depending on the nature of the instrument, reflect a combination of the risks of investing in securities, options, futures, currencies or other types of investments, and will depend upon the terms of the instrument. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, and may not be foreseen by the purchaser, such as financial or market developments, economic and political events, the supply and demand of the underlying assets, and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful. The terms of a hybrid instrument may create investment leverage. Hybrid instruments are typically privately issued, presenting credit risk of the issuer, and may be highly illiquid and difficult to value.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Bank Loans
A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest,

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and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.
Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.
Certain Funds may receive or pay fees associated with investments in bank loans. These fees are included as interest income on a Fund’s Statement of Operations. These fees include all income and expenses associated with the processing and maintenance of these types of loans, including but not limited to consent fee income, amendment fees, and closing fees.
At September 30, 2024, the Funds had no unfunded bank loan commitments.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds

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Notes to Financial Statements (Continued)
may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of September 30, 2024.
Securities Lending
Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2024, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

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Notes to Financial Statements (Continued)
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the year ended September 30, 2024, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.
Foreign Securities
The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price

146

Notes to Financial Statements (Continued)
of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Federal Income Tax
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
Dividends and Distributions to Shareholders
Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
U.S. Government Money Market Fund	0.35% on the first $1 billion; and 0.33% on any excess over $1 billion
Short-Duration Bond Fund	0.35% on the first $500 million; and 0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and 0.33% on any excess over $350 million
Core Bond Fund	0.38% on the first $1.5 billion; 0.33% on the next $500 million; and 0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and 0.30% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and 0.455% on any excess over $250 million
Balanced Fund	0.48% on the first $300 million; and 0.43% on any excess over $300 million
Disciplined Value Fund	0.45% on the first $400 million; and 0.40% on any excess over $400 million
Disciplined Growth Fund	0.45% on the first $400 million; and 0.40% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $300 million; and 0.53% on any excess over $300 million

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Notes to Financial Statements (Continued)

Fund	Investment Advisory Fee
Global Fund	0.75% on the first $400 million; and 0.70% on any excess over $400 million
International Equity Fund	0.83% on the first $500 million; 0.78% on the next $500 million; and 0.73% on any excess over $1 billion
Strategic Emerging Markets Fund	1.00% on the first $350 million; and 0.95% on any excess over $350 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

U.S. Government Money Market Fund	0.05%
Short-Duration Bond Fund*	0.08%
Inflation-Protected and Income Fund*	0.08%
Core Bond Fund*	0.10%
Diversified Bond Fund*	0.10%
High Yield Fund*	0.20%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Balanced Fund*	Invesco Advisers, Inc.
Disciplined Value Fund	Wellington Management Company LLP
Disciplined Growth Fund	Wellington Management Company LLP
Small Cap Opportunities Fund	Invesco Advisers, Inc.
Global Fund	Invesco Advisers, Inc.
International Equity Fund	Thompson, Siegel & Walmsley LLC; and
Wellington Management Company LLP
Strategic Emerging Markets Fund	Invesco Advisers, Inc.

*	Invesco Capital Management LLC serves as a sub-subadviser of the Fund.
The Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.

148

Notes to Financial Statements (Continued)
Administration Fees
Under an Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide certain administrative and shareholder services. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
U.S. Government Money Market Fund	N/A	0.10%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	0.05%	0.05%
Inflation-Protected and Income Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Core Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Diversified Bond Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
High Yield Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.05%	N/A	None
Balanced Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Disciplined Value Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Disciplined Growth Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Small Cap Opportunities Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Global Fund*	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
International Equity Fund	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A
Strategic Emerging Markets Fund*	None	0.10%	0.20%	0.30%	0.20%	0.25%**	0.20%	0.10%	N/A	N/A

*	Class Y is not currently available for purchase.
**	Prior to February 1, 2024, the annual rate was 0.30%.
Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to a 12b-1 Plan adopted by the Trust, Class R4 shares and Class A shares of each applicable Fund and Class L shares of the Short-Duration Bond Fund pay an annual fee of 0.25% of the average daily net assets of the class; Class R3 shares of each applicable Fund and Class C shares of the Short-Duration Bond Fund pay an annual fee of 0.50% of the average daily net assets of the class; and Class C shares of the High Yield Fund pay an annual fee of 1.00% of the average daily net assets of the class, to the Distributor. Such payments compensate the Distributor for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares, or maintaining or improving services provided to each Fund’s shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
Effective July 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Inflation-Protected and Income Fund	0.49%	0.59%	0.69%	0.79%	0.94%	0.99%	1.19%	0.59%
Diversified Bond Fund	0.59%	0.69%	0.79%	0.89%	1.04%	1.09%	1.29%	0.69%

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.

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Notes to Financial Statements (Continued)
Effective February 1, 2024, MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
U.S. Government Money Market Fund	N/A	0.54%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Short-Duration Bond Fund	0.46%	0.56%	0.66%	0.76%	0.91%	0.96%	1.16%	0.51%	0.76%	1.01%
Core Bond Fund	0.42%	0.52%	0.62%	0.72%	0.87%	0.92%	1.12%	0.52%	N/A	N/A
High Yield Fund	0.54%	0.64%	0.74%	0.84%	0.99%	1.04%	1.24%	0.59%	N/A	1.54%
Small Cap Opportunities Fund	0.65%	0.75%	0.85%	0.95%	1.10%	1.15%	1.35%	0.75%	N/A	N/A
Strategic Emerging Markets Fund*	1.15%	1.25%	1.35%	1.45%	1.60%	1.65%	1.85%	1.25%	N/A	N/A

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Class Y is not currently available for purchase.
Prior to February 1, 2024, MML Advisers agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
Short-Duration Bond Fund	0.40%	None	None	None	None	None	None	0.40%	0.65%	0.90%
Strategic Emerging Markets Fund*	1.15%	1.25%	1.35%	1.45%	1.60%	1.70%	1.85%	1.25%	N/A	N/A

#	Acquired Fund Fees and Expenses are borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Class Y is not currently available for purchase.
MML Advisers has agreed to waive 0.05% of the investment advisory fee of the International Equity Fund through January 31, 2025.
For the U.S. Government Money Market Fund, MML Advisers has agreed to voluntarily waive some or all of its fees in an attempt to allow the Fund to avoid a negative yield. There is no guarantee that the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MML Advisers may amend or discontinue this waiver at any time without advance notice.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the year ended September 30, 2024, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Small Cap Opportunities Fund	$ 10,260
Global Fund	1,024
International Equity Fund	388
Strategic Emerging Markets Fund	1,445

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Notes to Financial Statements (Continued)
Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.
The following table shows beneficial ownership of Funds’ shares by related parties at September 30, 2024:

Total % Ownership by Related Party
U.S. Government Money Market Fund	85.7%
Short-Duration Bond Fund	81.7%
Inflation-Protected and Income Fund	75.2%
Core Bond Fund	92.0%
Diversified Bond Fund	92.6%
High Yield Fund	83.5%
Balanced Fund	94.7%
Disciplined Value Fund	99.1%
Disciplined Growth Fund	97.7%
Small Cap Opportunities Fund	59.3%
Global Fund	91.0%
International Equity Fund	90.5%
Strategic Emerging Markets Fund	98.2%

4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended September 30, 2024, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$—	$52,879,055	$39,466	$115,349,976
Inflation-Protected and Income Fund	50,020,872	111,838,302	80,341,290	107,611,135
Core Bond Fund	1,471,871,213	358,050,980	1,429,439,871	256,279,704
Diversified Bond Fund	156,765,610	34,775,106	161,945,512	62,496,332
High Yield Fund	—	256,047,010	—	304,985,681
Balanced Fund	110,633,959	25,405,564	111,553,372	44,193,138
Disciplined Value Fund	—	27,973,579	—	60,342,952
Disciplined Growth Fund	—	124,137,066	—	153,871,850
Small Cap Opportunities Fund	—	170,871,416	—	148,274,372
Global Fund	—	11,945,128	—	62,089,259
International Equity Fund	—	28,772,627	—	47,200,700
Strategic Emerging Markets Fund	—	61,714,822	—	69,817,583

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the year.

151

Notes to Financial Statements (Continued)
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
U.S. Government Money Market Fund Class R5
Sold	411,992,289	$ 411,992,289	231,528,021	$ 231,528,021
Issued as reinvestment of dividends	8,736,771	8,736,771	7,693,032	7,693,032
Redeemed	(419,274,157)	(419,274,157)	(272,440,848)	(272,440,848)
Net increase (decrease)	1,454,903	$1,454,903	(33,219,795)	$(33,219,795)
Short-Duration Bond Fund Class I
Sold	3,016,755	$26,683,491	8,666,801	$75,259,346
Issued as reinvestment of dividends	242,562	2,172,180	382,931	3,314,863
Redeemed	(6,401,185)	(56,352,907)	(15,271,592)	(131,959,707)
Net increase (decrease)	(3,141,868)	$(27,497,236)	(6,221,860)	$(53,385,498)
Short-Duration Bond Fund Class R5
Sold	905,867	$8,071,960	1,767,569	$15,294,522
Issued as reinvestment of dividends	48,933	440,957	100,861	876,210
Redeemed	(1,014,464)	(9,065,373)	(4,075,011)	(35,447,895)
Net increase (decrease)	(59,664)	$(552,456)	(2,206,581)	$(19,277,163)
Short-Duration Bond Fund Service Class
Sold	312,804	$2,795,758	450,710	$3,885,915
Issued as reinvestment of dividends	8,399	75,025	12,043	103,928
Redeemed	(488,848)	(4,317,878)	(410,242)	(3,536,476)
Net increase (decrease)	(167,645)	$(1,447,095)	52,511	$453,367
Short-Duration Bond Fund Administrative Class
Sold	487,964	$4,338,017	677,760	$5,848,714
Issued as reinvestment of dividends	45,866	409,315	38,073	327,792
Redeemed	(573,907)	(5,080,126)	(585,659)	(5,037,272)
Net increase (decrease)	(40,077)	$(332,794)	130,174	$1,139,234
Short-Duration Bond Fund Class R4
Sold	645,681	$5,766,090	131,209	$1,145,653
Issued as reinvestment of dividends	25,591	231,051	21,549	186,887
Redeemed	(136,436)	(1,225,950)	(781,818)	(6,759,222)
Net increase (decrease)	534,836	$4,771,191	(629,060)	$(5,426,682)
Short-Duration Bond Fund Class A
Sold	58,384	$515,638	75,259	$642,954
Issued as reinvestment of dividends	23,027	204,528	23,781	203,775
Redeemed	(134,983)	(1,203,415)	(278,488)	(2,388,470)
Net increase (decrease)	(53,572)	$(483,249)	(179,448)	$(1,541,741)
Short-Duration Bond Fund Class R3
Sold	83,992	$741,189	268,834	$2,316,577
Issued as reinvestment of dividends	21,012	187,093	23,196	199,553
Redeemed	(298,426)	(2,636,751)	(400,080)	(3,435,021)
Net increase (decrease)	(193,422)	$(1,708,469)	(108,050)	$(918,891)

152

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class Y
Sold	625,753	$ 5,735,540	338,923	$ 2,928,834
Issued as reinvestment of dividends	138,072	1,236,726	379,571	3,283,279
Redeemed	(2,223,897)	(19,684,317)	(21,043,926)	(181,691,535)
Net increase (decrease)	(1,460,072)	$(12,712,051)	(20,325,432)	$(175,479,422)
Short-Duration Bond Fund Class L
Sold	16,150	$143,922	56,691	$489,439
Issued as reinvestment of dividends	160,915	1,435,031	222,983	1,923,839
Redeemed	(3,138,756)	(28,340,803)	(3,834,161)	(33,002,074)
Net increase (decrease)	(2,961,691)	$(26,761,850)	(3,554,487)	$(30,588,796)
Short-Duration Bond Fund Class C
Sold	3	$23	10,859	$94,243
Issued as reinvestment of dividends	2,901	26,137	3,784	32,936
Redeemed	(20,248)	(178,633)	(40,680)	(353,857)
Net increase (decrease)	(17,344)	$(152,473)	(26,037)	$(226,678)
Inflation-Protected and Income Fund Class I
Sold	6,061,074	$56,231,895	6,364,701	$59,346,528
Issued as reinvestment of dividends	1,137,864	10,448,491	701,788	6,484,519
Redeemed	(8,627,219)	(79,691,033)	(6,718,141)	(62,722,555)
Net increase (decrease)	(1,428,281)	$(13,010,647)	348,348	$3,108,492
Inflation-Protected and Income Fund Class R5
Sold	3,958,324	$37,132,094	1,348,371	$12,576,982
Issued as reinvestment of dividends	331,376	3,043,431	270,545	2,502,538
Redeemed	(4,690,429)	(43,921,362)	(3,268,629)	(30,563,669)
Net increase (decrease)	(400,729)	$(3,745,837)	(1,649,713)	$(15,484,149)
Inflation-Protected and Income Fund Service Class
Sold	497,148	$4,596,015	606,257	$5,636,269
Issued as reinvestment of dividends	114,085	1,045,119	120,185	1,108,108
Redeemed	(1,284,438)	(11,912,505)	(1,712,041)	(15,898,371)
Net increase (decrease)	(673,205)	$(6,271,371)	(985,599)	$(9,153,994)
Inflation-Protected and Income Fund Administrative Class
Sold	196,185	$1,849,397	395,290	$3,714,053
Issued as reinvestment of dividends	40,376	374,784	29,913	279,683
Redeemed	(468,531)	(4,395,411)	(502,677)	(4,738,049)
Net increase (decrease)	(231,970)	$(2,171,230)	(77,474)	$(744,313)
Inflation-Protected and Income Fund Class R4
Sold	61,715	$557,025	107,339	$975,326
Issued as reinvestment of dividends	16,083	144,067	16,806	151,257
Redeemed	(250,178)	(2,253,045)	(198,829)	(1,808,204)
Net increase (decrease)	(172,380)	$(1,551,953)	(74,684)	$(681,621)
Inflation-Protected and Income Fund Class A
Sold	157,571	$ 1,432,055	180,696	$ 1,651,858
Issued as reinvestment of dividends	47,671	431,613	30,374	276,707
Redeemed	(196,586)	(1,789,720)	(296,994)	(2,730,780)
Net increase (decrease)	8,656	$73,948	(85,924)	$(802,215)

153

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Class R3
Sold	62,047	$565,618	75,680	$688,255
Issued as reinvestment of dividends	12,469	112,043	7,661	69,335
Redeemed	(69,979)	(631,545)	(112,803)	(1,028,514)
Net increase (decrease)	4,537	$46,116	(29,462)	$(270,924)
Inflation-Protected and Income Fund Class Y(a)
Sold	22	$225	10,718	$100,000
Issued as reinvestment of dividends	1	6	—	—
Redeemed	—	(1)	—	—
Net increase (decrease)	23	$230	10,718	$100,000
Core Bond Fund Class I
Sold	11,197,330	$100,695,015	14,343,365	$129,812,183
Issued - merger	29,082,100	271,626,832	—	$—
Issued as reinvestment of dividends	4,515,844	40,123,179	2,085,319	18,934,696
Redeemed	(18,986,341)	(169,906,840)	(14,066,559)	(127,548,460)
Net increase (decrease)	25,808,933	$242,538,186	2,362,125	$21,198,419
Core Bond Fund Class R5
Sold	2,509,493	$22,652,414	1,851,620	$16,878,204
Issued - merger	5,279,738	49,523,959	—	—
Issued as reinvestment of dividends	852,099	7,605,420	553,696	5,049,706
Redeemed	(3,525,083)	(31,781,724)	(6,792,597)	(61,570,153)
Net increase (decrease)	5,116,247	$48,000,069	(4,387,281)	$(39,642,243)
Core Bond Fund Service Class
Sold	521,904	$4,660,344	617,126	$5,595,105
Issued - merger	1,093,012	10,197,808	—	$—
Issued as reinvestment of dividends	213,016	1,891,061	145,757	1,323,476
Redeemed	(1,306,359)	(11,779,099)	(1,462,508)	(13,251,738)
Net increase (decrease)	521,573	$4,970,114	(699,625)	$(6,333,157)
Core Bond Fund Administrative Class
Sold	551,739	$4,896,725	441,686	$3,972,540
Issued - merger	1,253,763	11,572,229	—	$—
Issued as reinvestment of dividends	282,169	2,478,143	140,073	1,260,653
Redeemed	(1,550,654)	(14,022,054)	(979,141)	(8,726,243)
Net increase (decrease)	537,017	$4,925,043	(397,382)	$(3,493,050)
Core Bond Fund Class R4
Sold	204,895	$1,858,947	215,650	$1,909,328
Issued - merger	1,868,036	17,073,857	—	—
Issued as reinvestment of dividends	13,763	120,279	6,569	58,399
Redeemed	(69,284)	(621,526)	(317,047)	(2,802,117)
Net increase (decrease)	2,017,410	$18,431,557	(94,828)	$(834,390)

154

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Core Bond Fund Class A
Sold	427,311	$3,749,664	776,832	$6,896,355
Issued - merger	973,102	8,942,805	—	$—
Issued as reinvestment of dividends	172,314	1,506,832	86,229	770,885
Redeemed	(792,140)	(7,018,341)	(1,017,959)	(9,067,462)
Net increase (decrease)	780,587	$7,180,960	(154,898)	$(1,400,222)
Core Bond Fund Class R3
Sold	4,915	$46,530	4,943	$45,378
Issued - merger	417,196	3,988,392	—	$—
Issued as reinvestment of dividends	1,628	14,892	573	5,295
Redeemed	(9,411)	(86,937)	(5,850)	(54,331)
Net increase (decrease)	414,328	$3,962,877	(334)	$(3,658)
Core Bond Fund Class Y(a)
Sold	417,680	$3,852,769	10,718	$100,000
Issued - merger	10,457	98,085	—	$—
Issued as reinvestment of dividends	2,347	21,783	—	—
Redeemed	(414)	(3,865)	—	—
Net increase (decrease)	430,070	$3,968,772	10,718	$100,000
Diversified Bond Fund Class I
Sold	901,578	$7,934,698	838,994	$7,479,365
Issued as reinvestment of dividends	472,450	4,094,531	342,966	3,066,113
Redeemed	(4,401,263)	(37,851,962)	(835,239)	(7,432,279)
Net increase (decrease)	(3,027,235)	$(25,822,733)	346,721	$3,113,199
Diversified Bond Fund Class R5
Sold	1,930,223	$15,294,336	1,977,259	$15,915,093
Issued as reinvestment of dividends	732,482	5,721,867	299,799	2,434,368
Redeemed	(2,317,156)	(18,074,656)	(1,502,889)	(12,079,973)
Net increase (decrease)	345,549	$2,941,547	774,169	$6,269,488
Diversified Bond Fund Service Class
Sold	254,037	$2,032,923	117,004	$962,705
Issued as reinvestment of dividends	42,877	341,259	23,098	190,793
Redeemed	(342,722)	(2,753,642)	(261,320)	(2,145,669)
Net increase (decrease)	(45,808)	$(379,460)	(121,218)	$(992,171)
Diversified Bond Fund Administrative Class
Sold	141,702	$ 1,146,244	141,035	$ 1,164,456
Issued as reinvestment of dividends	38,881	309,178	40,978	338,479
Redeemed	(314,437)	(2,518,618)	(569,203)	(4,683,999)
Net increase (decrease)	(133,854)	$(1,063,196)	(387,190)	$(3,181,064)
Diversified Bond Fund Class R4
Sold	39,890	$316,019	112,190	$905,376
Issued as reinvestment of dividends	37,403	291,894	18,453	150,025
Redeemed	(362,849)	(2,867,627)	(33,578)	(271,656)
Net increase (decrease)	(285,556)	$(2,259,714)	97,065	$783,745

155

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Diversified Bond Fund Class A
Sold	73,978	$599,038	99,451	$813,954
Issued as reinvestment of dividends	42,864	342,205	22,797	188,989
Redeemed	(237,832)	(1,923,903)	(182,442)	(1,501,317)
Net increase (decrease)	(120,990)	$(982,660)	(60,194)	$(498,374)
Diversified Bond Fund Class R3
Sold	41,577	$333,478	37,159	$302,631
Issued as reinvestment of dividends	10,712	84,938	6,176	50,765
Redeemed	(62,025)	(495,223)	(68,163)	(552,011)
Net increase (decrease)	(9,736)	$(76,807)	(24,828)	$(198,615)
Diversified Bond Fund Class Y(a)
Sold	—	$—	12,048	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	12,048	$100,000
High Yield Fund Class I
Sold	9,973,913	$ 78,139,793	9,517,250	$72,296,066
Issued as reinvestment of dividends	2,276,415	17,886,776	2,114,155	16,019,963
Redeemed	(15,723,662)	(122,819,264)	(8,613,549)	(65,181,684)
Net increase (decrease)	(3,473,334)	$(26,792,695)	3,017,856	$23,134,345
High Yield Fund Class R5
Sold	1,333,604	$10,518,463	670,049	$5,115,989
Issued as reinvestment of dividends	321,905	2,549,781	281,451	2,147,064
Redeemed	(1,251,030)	(9,874,778)	(1,288,207)	(9,806,141)
Net increase (decrease)	404,479	$3,193,466	(336,707)	$(2,543,088)
High Yield Fund Service Class
Sold	508,155	$3,998,865	538,228	$4,102,334
Issued as reinvestment of dividends	178,730	1,414,174	182,294	1,391,633
Redeemed	(1,149,314)	(9,058,170)	(981,296)	(7,499,534)
Net increase (decrease)	(462,429)	$(3,645,131)	(260,774)	$(2,005,567)
High Yield Fund Administrative Class
Sold	574,816	$4,416,385	330,962	$2,484,159
Issued as reinvestment of dividends	116,929	909,388	107,348	804,819
Redeemed	(866,026)	(6,780,469)	(538,203)	(4,022,817)
Net increase (decrease)	(174,281)	$(1,454,696)	(99,893)	$(733,839)
High Yield Fund Class R4
Sold	575,964	$4,395,830	635,653	$4,681,214
Issued as reinvestment of dividends	144,406	1,102,843	192,337	1,415,316
Redeemed	(964,097)	(7,327,241)	(2,835,194)	(20,862,756)
Net increase (decrease)	(243,727)	$(1,828,568)	(2,007,204)	$(14,766,226)
High Yield Fund Class A
Sold	117,247	$904,635	173,441	$1,300,822
Issued as reinvestment of dividends	58,406	453,807	65,518	490,973
Redeemed	(296,232)	(2,296,493)	(441,045)	(3,311,235)
Net increase (decrease)	(120,579)	$(938,051)	(202,086)	$(1,519,440)

156

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
High Yield Fund Class R3
Sold	1,009,872	$7,932,833	541,261	$4,114,615
Issued as reinvestment of dividends	203,436	1,603,529	183,609	1,393,522
Redeemed	(908,993)	(7,110,596)	(1,046,525)	(7,950,222)
Net increase (decrease)	304,315	$2,425,766	(321,655)	$(2,442,085)
High Yield Fund Class Y
Sold	693,625	$5,502,406	1,295,544	$9,852,336
Issued as reinvestment of dividends	236,742	1,863,290	224,851	1,709,275
Redeemed	(1,699,346)	(13,246,411)	(856,847)	(6,479,358)
Net increase (decrease)	(768,979)	$(5,880,715)	663,548	$5,082,253
Issued as reinvestment of dividends	—	—	—	—
High Yield Fund Class C
Sold	8,348	$67,594	1,654	$12,500
Issued as reinvestment of dividends	155	1,238	49	373
Redeemed	—	—	—	—
Net increase (decrease)	8,503	$68,832	1,703	$12,873
Balanced Fund Class I
Sold	671,188	$ 7,783,823	402,605	$ 4,207,009
Issued as reinvestment of dividends	65,903	723,616	80,117	834,824
Redeemed	(1,203,803)	(14,018,547)	(1,438,957)	(15,094,805)
Net increase (decrease)	(466,712)	$(5,511,108)	(956,235)	$(10,052,972)
Balanced Fund Class R5
Sold	191,480	$2,236,042	326,720	$3,419,792
Issued as reinvestment of dividends	36,048	396,171	48,539	506,260
Redeemed	(792,915)	(8,908,778)	(906,601)	(9,565,534)
Net increase (decrease)	(565,387)	$(6,276,565)	(531,342)	$(5,639,482)
Balanced Fund Service Class
Sold	49,878	$619,716	42,348	$466,643
Issued as reinvestment of dividends	10,948	130,066	10,187	114,812
Redeemed	(86,691)	(1,079,737)	(76,394)	(841,265)
Net increase (decrease)	(25,865)	$(329,955)	(23,859)	$(259,810)
Balanced Fund Administrative Class
Sold	13,779	$162,336	71,091	$749,507
Issued as reinvestment of dividends	4,877	53,892	8,677	91,105
Redeemed	(253,133)	(2,914,646)	(427,218)	(4,351,312)
Net increase (decrease)	(234,477)	$(2,698,418)	(347,450)	$(3,510,700)
Balanced Fund Class R4
Sold	60,579	$669,481	48,939	$486,930
Issued as reinvestment of dividends	7,288	76,162	6,588	65,417
Redeemed	(134,493)	(1,516,563)	(58,010)	(577,657)
Net increase (decrease)	(66,626)	$(770,920)	(2,483)	$(25,310)

157

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Balanced Fund Class A
Sold	69,455	$777,010	66,980	$678,343
Issued as reinvestment of dividends	14,784	157,001	16,572	167,048
Redeemed	(244,351)	(2,777,183)	(308,524)	(3,105,917)
Net increase (decrease)	(160,112)	$(1,843,172)	(224,972)	$(2,260,526)
Balanced Fund Class R3
Sold	177,539	$2,010,099	92,234	$908,007
Issued as reinvestment of dividends	10,868	112,924	11,037	108,827
Redeemed	(144,791)	(1,575,209)	(232,080)	(2,277,745)
Net increase (decrease)	43,616	$547,814	(128,809)	$(1,260,911)
Balanced Fund Class Y(a)
Sold	—	$—	9,488	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	9,488	$100,000
Disciplined Value Fund Class I
Sold	30,961	$ 413,699	160,298	$ 2,114,750
Issued as reinvestment of dividends	50,973	632,068	213,307	2,730,325
Redeemed	(1,474,328)	(18,441,031)	(345,549)	(4,587,160)
Net increase (decrease)	(1,392,394)	$(17,395,264)	28,056	$257,915
Disciplined Value Fund Class R5
Sold	71,527	$966,096	100,002	$1,295,405
Issued as reinvestment of dividends	89,117	1,110,403	158,675	2,040,561
Redeemed	(686,828)	(9,151,620)	(450,410)	(5,930,322)
Net increase (decrease)	(526,184)	$(7,075,121)	(191,733)	$(2,594,356)
Disciplined Value Fund Service Class
Sold	14,268	$188,560	95,787	$1,235,838
Issued as reinvestment of dividends	59,591	732,368	102,366	1,301,070
Redeemed	(323,469)	(4,333,250)	(351,576)	(4,498,251)
Net increase (decrease)	(249,610)	$(3,412,322)	(153,423)	$(1,961,343)
Disciplined Value Fund Administrative Class
Sold	8,600	$118,333	12,020	$159,160
Issued as reinvestment of dividends	4,754	60,562	9,109	119,698
Redeemed	(49,395)	(656,503)	(12,920)	(172,950)
Net increase (decrease)	(36,041)	$(477,608)	8,209	$105,908
Disciplined Value Fund Class R4
Sold	15,534	$202,860	12,931	$157,000
Issued as reinvestment of dividends	1,028	12,495	11,124	137,935
Redeemed	(13,097)	(163,574)	(102,130)	(1,293,231)
Net increase (decrease)	3,465	$51,781	(78,075)	$(998,296)
Disciplined Value Fund Class A
Sold	15,899	$208,916	29,966	$376,226
Issued as reinvestment of dividends	23,642	286,779	34,858	437,463
Redeemed	(128,910)	(1,694,410)	(85,135)	(1,063,109)
Net increase (decrease)	(89,369)	$(1,198,715)	(20,311)	$(249,420)

158

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Disciplined Value Fund Class R3
Sold	12,769	$172,906	54,618	$693,029
Issued as reinvestment of dividends	9,417	116,304	30,556	388,059
Redeemed	(55,922)	(777,933)	(247,634)	(3,249,112)
Net increase (decrease)	(33,736)	$(488,723)	(162,460)	$(2,168,024)
Disciplined Value Fund Class Y(a)
Sold	—	$—	7,547	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	7,547	$100,000
Disciplined Growth Fund Class I
Sold	580,233	$ 6,308,491	1,991,204	$ 17,545,608
Issued as reinvestment of dividends	172,213	1,615,353	119,500	916,567
Redeemed	(1,232,454)	(13,470,238)	(687,698)	(5,780,020)
Net increase (decrease)	(480,008)	$(5,546,394)	1,423,006	$12,682,155
Disciplined Growth Fund Class R5
Sold	1,594,697	$17,053,699	1,587,489	$13,334,596
Issued as reinvestment of dividends	375,007	3,517,567	487,693	3,740,607
Redeemed	(1,790,030)	(19,203,826)	(3,543,488)	(30,213,080)
Net increase (decrease)	179,674	$1,367,440	(1,468,306)	$(13,137,877)
Disciplined Growth Fund Service Class
Sold	46,351	$511,975	330,059	$2,888,674
Issued as reinvestment of dividends	37,760	356,459	92,189	712,618
Redeemed	(796,882)	(7,925,257)	(909,846)	(7,842,681)
Net increase (decrease)	(712,771)	$(7,056,823)	(487,598)	$(4,241,389)
Disciplined Growth Fund Administrative Class
Sold	225,287	$2,501,040	254,222	$2,075,512
Issued as reinvestment of dividends	90,709	877,160	143,201	1,134,152
Redeemed	(768,113)	(8,638,535)	(1,316,882)	(10,575,413)
Net increase (decrease)	(452,117)	$(5,260,335)	(919,459)	$(7,365,749)
Disciplined Growth Fund Class R4
Sold	90,460	$877,707	82,823	$641,231
Issued as reinvestment of dividends	34,187	300,501	42,197	305,507
Redeemed	(237,807)	(2,116,714)	(253,639)	(1,933,624)
Net increase (decrease)	(113,160)	$(938,506)	(128,619)	$(986,886)
Disciplined Growth Fund Class A
Sold	38,911	$385,988	182,991	$1,455,844
Issued as reinvestment of dividends	44,996	402,264	101,112	744,187
Redeemed	(334,282)	(3,531,316)	(1,320,431)	(10,770,423)
Net increase (decrease)	(250,375)	$(2,743,064)	(1,036,328)	$(8,570,392)
Disciplined Growth Fund Class R3
Sold	152,799	$1,421,413	94,731	$730,073
Issued as reinvestment of dividends	25,313	219,465	28,906	206,964
Redeemed	(224,509)	(2,143,000)	(145,268)	(1,115,633)
Net increase (decrease)	(46,397)	$(502,122)	(21,631)	$(178,596)

159

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Disciplined Growth Fund Class Y(a)
Sold	—	$—	12,674	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	12,674	$100,000
Small Cap Opportunities Fund Class I
Sold	4,887,364	$ 84,693,519	2,125,146	$ 34,048,068
Issued as reinvestment of dividends	410,985	6,551,095	90,919	1,438,337
Redeemed	(1,868,901)	(32,055,080)	(990,262)	(15,760,296)
Net increase (decrease)	3,429,448	$59,189,534	1,225,803	$19,726,109
Small Cap Opportunities Fund Class R5
Sold	1,012,140	$17,156,946	1,224,245	$19,537,458
Issued as reinvestment of dividends	326,606	5,186,500	89,462	1,410,819
Redeemed	(2,277,989)	(38,832,987)	(1,779,536)	(28,551,956)
Net increase (decrease)	(939,243)	$(16,489,541)	(465,829)	$(7,603,679)
Small Cap Opportunities Fund Service Class
Sold	267,411	$4,634,922	183,329	$2,894,968
Issued as reinvestment of dividends	48,443	766,370	13,174	207,096
Redeemed	(440,624)	(7,540,525)	(323,049)	(5,271,747)
Net increase (decrease)	(124,770)	$(2,139,233)	(126,546)	$(2,169,683)
Small Cap Opportunities Fund Administrative Class
Sold	137,876	$2,328,248	190,252	$2,982,584
Issued as reinvestment of dividends	66,093	1,035,678	15,549	242,408
Redeemed	(391,590)	(6,638,096)	(280,329)	(4,409,438)
Net increase (decrease)	(187,621)	$(3,274,170)	(74,528)	$(1,184,446)
Small Cap Opportunities Fund Class R4
Sold	203,916	$3,280,928	213,779	$3,287,991
Issued as reinvestment of dividends	48,085	720,788	8,582	128,301
Redeemed	(471,631)	(7,809,628)	(176,570)	(2,687,284)
Net increase (decrease)	(219,630)	$(3,807,912)	45,791	$729,008
Small Cap Opportunities Fund Class A
Sold	737,481	$12,401,711	248,064	$3,752,629
Issued as reinvestment of dividends	120,050	1,811,552	23,762	357,851
Redeemed	(915,027)	(15,055,058)	(718,089)	(10,871,931)
Net increase (decrease)	(57,496)	$(841,795)	(446,263)	$(6,761,451)
Small Cap Opportunities Fund Class R3
Sold	167,303	$2,691,628	150,038	$2,207,862
Issued as reinvestment of dividends	27,588	406,374	4,197	61,858
Redeemed	(163,135)	(2,619,517)	(175,026)	(2,604,169)
Net increase (decrease)	31,756	$478,485	(20,791)	$(334,449)
Small Cap Opportunities Fund Class Y(a)
Sold	54,818	$973,126	5,999	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(318)	(5,842)	—	—
Net increase (decrease)	54,500	$967,284	5,999	$100,000

160

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Global Fund Class I
Sold	1,352,524	$ 15,021,235	1,102,378	$ 12,353,755
Issued as reinvestment of dividends	1,223,585	11,440,516	1,260,937	12,546,325
Redeemed	(2,139,962)	(22,984,798)	(3,290,838)	(36,692,765)
Net increase (decrease)	436,147	$3,476,953	(927,523)	$(11,792,685)
Global Fund Class R5
Sold	593,914	$6,419,645	645,488	$7,045,309
Issued as reinvestment of dividends	1,239,479	11,551,942	1,398,752	13,889,612
Redeemed	(1,401,315)	(15,052,191)	(3,503,891)	(38,563,090)
Net increase (decrease)	432,078	$2,919,396	(1,459,651)	$(17,628,169)
Global Fund Service Class
Sold	35,727	$376,909	62,527	$666,084
Issued as reinvestment of dividends	104,492	950,873	139,264	1,359,215
Redeemed	(119,464)	(1,236,223)	(391,518)	(4,140,473)
Net increase (decrease)	20,755	$91,559	(189,727)	$(2,115,174)
Global Fund Administrative Class
Sold	606,577	$6,389,348	418,778	$4,545,409
Issued as reinvestment of dividends	1,261,602	11,606,738	1,109,178	10,936,495
Redeemed	(2,300,552)	(24,601,703)	(1,190,790)	(12,776,262)
Net increase (decrease)	(432,373)	$(6,605,617)	337,166	$2,705,642
Global Fund Class R4
Sold	154,938	$1,546,621	167,991	$1,684,423
Issued as reinvestment of dividends	271,463	2,340,010	223,404	2,097,768
Redeemed	(359,457)	(3,543,128)	(377,560)	(3,879,123)
Net increase (decrease)	66,944	$343,503	13,835	$(96,932)
Global Fund Class A
Sold	107,448	$1,082,392	78,631	$835,675
Issued as reinvestment of dividends	313,958	2,775,390	227,397	2,178,460
Redeemed	(270,771)	(2,753,782)	(172,701)	(1,770,793)
Net increase (decrease)	150,635	$1,104,000	133,327	$1,243,342
Global Fund Class R3
Sold	199,818	$1,984,919	110,963	$1,133,941
Issued as reinvestment of dividends	218,703	1,893,964	198,231	1,873,279
Redeemed	(241,345)	(2,422,176)	(369,375)	(3,825,407)
Net increase (decrease)	177,176	$1,456,707	(60,181)	$(818,187)
International Equity Fund Class I
Sold	1,094,378	$ 9,163,451	2,992,094	$ 24,516,587
Issued as reinvestment of dividends	303,716	2,460,099	526,310	4,199,952
Redeemed	(2,458,718)	(20,772,858)	(3,940,341)	(32,337,195)
Net increase (decrease)	(1,060,624)	$(9,149,308)	(421,937)	$(3,620,656)
International Equity Fund Class R5
Sold	353,938	$2,987,722	480,617	$3,937,017
Issued as reinvestment of dividends	119,965	972,915	244,088	1,950,265
Redeemed	(1,132,861)	(9,392,898)	(1,228,457)	(10,137,157)
Net increase (decrease)	(658,958)	$(5,432,261)	(503,752)	$(4,249,875)

161

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
International Equity Fund Service Class
Sold	29,878	$249,652	99,541	$800,758
Issued as reinvestment of dividends	11,822	95,641	19,400	154,615
Redeemed	(164,818)	(1,336,165)	(47,077)	(360,975)
Net increase (decrease)	(123,118)	$(990,872)	71,864	$594,398
International Equity Fund Administrative Class
Sold	29,945	$248,137	41,651	$335,810
Issued as reinvestment of dividends	7,806	62,526	17,899	141,221
Redeemed	(92,703)	(785,789)	(140,480)	(1,121,857)
Net increase (decrease)	(54,952)	$(475,126)	(80,930)	$(644,826)
International Equity Fund Class R4
Sold	7,861	$60,391	9,670	$72,500
Issued as reinvestment of dividends	2,443	18,101	4,591	33,604
Redeemed	(10,435)	(79,927)	(48,725)	(371,212)
Net increase (decrease)	(131)	$(1,435)	(34,464)	$(265,108)
International Equity Fund Class A
Sold	80,783	$640,012	174,452	$1,323,495
Issued as reinvestment of dividends	41,377	311,566	73,155	543,543
Redeemed	(303,945)	(2,384,198)	(265,383)	(2,018,177)
Net increase (decrease)	(181,785)	$(1,432,620)	(17,776)	$(151,139)
International Equity Fund Class R3
Sold	60,328	$462,649	67,506	$494,314
Issued as reinvestment of dividends	9,765	71,282	18,110	130,573
Redeemed	(74,540)	(570,105)	(91,696)	(685,614)
Net increase (decrease)	(4,447)	$(36,174)	(6,080)	$(60,727)
International Equity Fund Class Y(a)
Sold	—	$—	12,092	$100,000
Issued as reinvestment of dividends	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	12,092	$100,000
Strategic Emerging Markets Fund Class I
Sold	1,849,568	$ 18,261,125	1,934,883	$ 18,898,295
Issued as reinvestment of dividends	12,170	116,712	49,063	454,812
Redeemed	(2,783,190)	(27,400,933)	(4,248,900)	(41,795,229)
Net increase (decrease)	(921,452)	$(9,023,096)	(2,264,954)	$(22,442,122)
Strategic Emerging Markets Fund Class R5
Sold	909	$9,215	3,585	$36,150
Issued as reinvestment of dividends	4	41	—	—
Redeemed	(16,211)	(162,672)	(2,585)	(25,217)
Net increase (decrease)	(15,298)	$(153,416)	1,000	$10,933
Strategic Emerging Markets Fund Service Class
Sold	38,312	$381,046	26,748	$262,353
Issued as reinvestment of dividends	—	—	249	2,309
Redeemed	(24,504)	(248,147)	(45,143)	(445,046)
Net increase (decrease)	13,808	$132,899	(18,146)	$(180,384)

162

Notes to Financial Statements (Continued)

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Strategic Emerging Markets Fund Administrative Class
Sold	8,283	$ 81,798	11,636	$ 111,573
Issued as reinvestment of dividends	—	—	7	69
Redeemed	(16,767)	(169,137)	(9,363)	(89,444)
Net increase (decrease)	(8,484)	$(87,339)	2,280	$22,198
Strategic Emerging Markets Fund Class R4
Sold	4,464	$44,053	5,442	$52,285
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(2,862)	(27,304)	(2,181)	(21,471)
Net increase (decrease)	1,602	$16,749	3,261	$30,814
Strategic Emerging Markets Fund Class A
Sold	503	$5,024	701	$6,528
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(10,517)	(99,736)	(1,403)	(13,082)
Net increase (decrease)	(10,014)	$(94,712)	(702)	$(6,554)
Strategic Emerging Markets Fund Class R3
Sold	6,552	$63,540	7,557	$70,774
Issued as reinvestment of dividends	—	—	—	—
Redeemed	(13,074)	(127,224)	(21,492)	(206,001)
Net increase (decrease)	(6,522)	$(63,684)	(13,935)	$(135,227)

(a)	Commenced operations on February 1, 2023.
Unless waived, purchases of Class A and Class L shares are subject to a front-end sales charge of up to 5.50% and 2.50%, respectively, of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. The Distributor retained the following amounts during the year ended September 30, 2024.

Front-End Sales Charges Retained by Distributor
Short-Duration Bond Fund	$ 5
High Yield Fund	676
Disciplined Value Fund	6
Disciplined Growth Fund	113
Global Fund	450

Unless waived, redemptions of Class A and Class L shares made within 18 months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1.00% (or 0.50% for holders of Class L shares of the Short-Duration Bond Fund prior to February 1, 2024) of the amount redeemed, and redemptions of Class C shares made within 12 months of purchase are subject to a contingent deferred sales charge of 1.00% (or 0.50% for holders of Class C shares of the Short-Duration Bond Fund prior to February 1. 2024) of the amount redeemed. The Distributor receives all contingent deferred sales charges. For the period ended September 30, 2024, no amounts have been retained by the Distributor.
With respect to Class A, Class L, and Class C shares, the Distributor may pay an up-front concession or commission to financial intermediaries through which sales are made as described in the Funds’ Prospectus.

163

Notes to Financial Statements (Continued)
6. Federal Income Tax Information
At September 30, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Government Money Market Fund	$175,014,800	$—	$—	$—
Short-Duration Bond Fund	162,276,266	1,797,091	(7,400,802)	(5,603,711)
Inflation-Protected and Income Fund	246,866,933	8,561,306	(4,412,478)	4,148,828
Core Bond Fund	1,255,988,085	10,572,794	(45,002,194)	(34,429,400)
Diversified Bond Fund	158,436,682	1,871,604	(9,750,584)	(7,878,980)
High Yield Fund	435,205,777	10,302,163	(6,467,379)	3,834,784
Balanced Fund	97,317,776	16,154,473	(3,133,166)	13,021,307
Disciplined Value Fund	32,691,107	7,250,185	(717,126)	6,533,059
Disciplined Growth Fund	147,948,233	51,739,146	(1,862,227)	49,876,919
Small Cap Opportunities Fund	355,451,299	92,397,034	(11,437,764)	80,959,270
Global Fund	100,100,132	93,550,614	(1,000,614)	92,550,000
International Equity Fund	109,542,174	16,951,515	(4,789,343)	12,162,172
Strategic Emerging Markets Fund	95,254,691	14,503,402	(3,326,222)	11,177,180

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at September 30, 2024, is the same for financial reporting and U.S. federal income tax purposes.
Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At September 30, 2024, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Short-Duration Bond Fund*	$(55,697,023)	$(102,403,309)
Inflation-Protected and Income Fund	(28,817,986)	(7,733,519)
Core Bond Fund*	(36,854,242)	(135,302,352)
Diversified Bond Fund	(7,361,227)	(17,549,778)
High Yield Fund*	(6,808,196)	(63,916,532)
Strategic Emerging Markets Fund	(10,799,613)	(13,201,831)

*	A portion of these amounts are subject to IRC 382-383 which is carried forward to future years to offset future realized gains subject to certain limitations.
The following Fund(s) elected to defer to the fiscal year beginning October 1, 2024, late year ordinary losses:

Amount
Short-Duration Bond Fund	$259,947
Core Bond Fund	1,018,362
Diversified Bond Fund	313,215
Global Fund	572,667

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

164

Notes to Financial Statements (Continued)
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
U.S. Government Money Market Fund	$8,744,012	$—	$—
Short-Duration Bond Fund	6,593,150	—	—
Inflation-Protected and Income Fund	15,608,488	—	—
Core Bond Fund	53,785,698	—	—
Diversified Bond Fund	11,194,865	—	—
High Yield Fund	27,803,807	—	—
Balanced Fund	1,651,677	—	—
Disciplined Value Fund	2,481,158	476,997	—
Disciplined Growth Fund	29,373	7,264,745	—
Small Cap Opportunities Fund	4,065,364	12,543,509	—
Global Fund	—	43,645,322	—
International Equity Fund	2,357,219	1,639,016	—
Strategic Emerging Markets Fund	116,768	—	—

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended September 30, 2023, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
U.S. Government Money Market Fund	$ 7,696,593	$—	$ —
Short-Duration Bond Fund	10,912,538	—	129,022
Inflation-Protected and Income Fund	10,873,910	—	—
Core Bond Fund	27,416,673	—	—
Diversified Bond Fund	6,419,858	—	—
High Yield Fund	25,396,630	—	—
Balanced Fund	1,888,356	—	—
Disciplined Value Fund	4,145,423	3,009,709	—
Disciplined Growth Fund	125,279	7,635,323	—
Small Cap Opportunities Fund	2,402,349	1,474,654	—
Global Fund	—	44,885,053	—
International Equity Fund	1,563,956	5,591,169	—
Strategic Emerging Markets Fund	457,190	—	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended September 30, 2024:

Amount
International Equity Fund	$205,805
Strategic Emerging Markets Fund	621,034

165

Notes to Financial Statements (Continued)
Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At September 30, 2024, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred trustee compensation, and other temporary basis adjustments.
At September 30, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
U.S. Government Money Market Fund	$—	$—	$(24,717)	$—	$(24,717)
Short-Duration Bond Fund	—	(158,360,279)	(39,586)	(5,603,707)	(164,003,572)
Inflation-Protected and Income Fund	93,008	(36,551,505)	(15,178)	4,148,828	(32,324,847)
Core Bond Fund	—	(173,174,956)	(106,112)	(34,428,725)	(207,709,793)
Diversified Bond Fund	—	(25,249,820)	(9,807)	(7,878,389)	(33,138,016)
High Yield Fund	239,486	(70,724,728)	(16,810)	3,808,808	(66,693,244)
Balanced Fund	1,304,978	4,113,486	(8,094)	13,021,307	18,431,677
Disciplined Value Fund	1,022,712	2,510,868	(12,108)	6,533,059	10,054,531
Disciplined Growth Fund	6,854,144	21,950,178	(15,483)	49,876,919	78,665,758
Small Cap Opportunities Fund	1,843,812	34,133,492	(12,675)	80,959,255	116,923,884
Global Fund	—	21,126,903	(17,744)	91,406,072	112,515,231
International Equity Fund	1,961,391	3,237,441	(28,533)	12,180,811	17,351,110
Strategic Emerging Markets Fund	44,519	(24,001,444)	(7,823)	10,613,765	(13,350,983)

The Funds did not have any unrecognized tax benefits at September 30, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
7. Acquisition of MassMutual Strategic Bond Fund
Effective September 23, 2024, the MassMutual Strategic Bond Fund (“Strategic Bond Fund”) reorganized into the Core Bond Fund, pursuant to the terms of an Agreement and Plan of Reorganization.

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Notes to Financial Statements (Continued)
The Strategic Bond Fund’s assets and liabilities were transferred to the Core Bond Fund in return for shares of the Core Bond Fund. The Reorganization of the Strategic Bond Fund into the Core Bond Fund was intended to enable shareholders of the Strategic Bond Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a comparable investment objective. The acquisition was accomplished by a tax-free exchange of shares of the Core Bond Fund in the following amounts:

Strategic Bond Fund Share Class	Shares of the Strategic Bond Fund as of the reorganization date	Conversion Rate	Value of Shares of the Strategic Bond Fund	Core Bond Fund Share Class	Shares Issued by the Core Bond Fund
Class I	30,876,487	0.941885	$271,626,832	Class I	29,082,100
Class R5	5,621,408	0.939220	49,523,959	Class R5	5,279,738
Service Class	1,155,570	0.945864	10,197,808	Service Class	1,093,012
Administrative Class	1,314,393	0.953872	11,572,229	Administrative Class	1,253,763
Class R4	1,951,447	0.957257	17,073,857	Class R4	1,868,036
Class A	1,015,199	0.958533	8,942,805	Class A	973,102
Class R3	458,991	0.908941	3,988,392	Class R3	417,196
Class Y	11,136	0.939022	98,085	Class Y	10,457
	42,404,631		$373,023,967		39,977,404

The investment portfolio of the Strategic Bond Fund, with a value of $ 372,304,718 in investments and a cost basis of $368,548,436 at September 20, 2024, was the principal asset acquired by the Core Bond Fund.
For financial reporting purposes, assets received and shares issued by the Core Bond Fund were recorded at fair value; however, the cost basis of the investments received from the Strategic Bond Fund was carried forward to align ongoing reporting of the Core Bond Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for U.S. federal income tax purposes. Immediately prior to the acquisition, the Core Bond Fund’s net assets were $ 668,696,828.
Assuming the acquisition had been completed on October 1, 2023, the beginning of the annual reporting period of the Core Bond Fund, the Core Bond Fund’s pro forma results of operations for the twelve month period ended September 30, 2024, would have been as follows:

Core Bond Fund
Net investment income (loss)	$ 48,551,172
Net realized and unrealized gain (loss) on investments	85,835,269
Net increase (decrease) in net assets resulting from operations	134,386,441

Because both the Strategic Bond Fund and the Core Bond Fund continuously sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Strategic Bond Fund that have been included in the Core Bond Fund’s Statements of Operations since September 23, 2024.
See Note 5, Capital Share Transactions, for the changes in shares outstanding for the Core Bond Fund during the period.

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Notes to Financial Statements (Continued)
8. Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
9. New Accounting Pronouncements
In December 2022, FASB issued Accounting Standards Update 2022-06, “Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848” (“ASU 2022-06”). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management has evaluated ASU 2022-06 and there is no material impact on the financial statements.
10. Upcoming Fund Liquidations
The Trustees have approved Plans of Liquidation and Termination pursuant to which it is expected that the Disciplined Value Fund and Strategic Emerging Markets Fund (each, a “Fund”) will be dissolved. Effective on or about January 24, 2025 (the “Termination Date”), shareholders of the various classes of shares of each Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of MassMutual Premier Funds and Shareholders of MassMutual U.S. Government Money Market Fund, MassMutual Short-Duration Bond Fund, MassMutual Inflation-Protected and Income Fund, MassMutual Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual High Yield Fund, MassMutual Balanced Fund, MassMutual Disciplined Value Fund, MassMutual Disciplined Growth Fund, MassMutual Small Cap Opportunities Fund, MassMutual Global Fund, MassMutual International Equity Fund, and MassMutual Strategic Emerging Markets Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MassMutual U.S. Government Money Market Fund, MassMutual Short-Duration Bond Fund, MassMutual Inflation-Protected and Income Fund, MassMutual Core Bond Fund, MassMutual Diversified Bond Fund, MassMutual High Yield Fund, MassMutual Balanced Fund, MassMutual Disciplined Value Fund, MassMutual Disciplined Growth Fund, MassMutual Small Cap Opportunities Fund, MassMutual Global Fund, MassMutual International Equity Fund, and MassMutual Strategic Emerging Markets Fund (the “Funds”), each a fund of MassMutual Premier Funds, including the portfolios of investments, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds, as of September 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 26, 2024
We have served as the auditor of one or more MassMutual investment companies since 1995.

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Federal Tax Information (Unaudited)

For the year ended September 30, 2024, the following Fund(s) earned the following foreign sources of income:

Amount
International Equity Fund	$1,893,448
Strategic Emerging Markets Fund	1,006,267

Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
Under Section 854(b)(2) of the Code, the Fund(s) hereby designate the maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended September 30, 2024.
The Fund(s) intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in the Treasury Regulations §1.163(j)-1(b).

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

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Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meetings in May and June 2024, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), considered and re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the U.S. Government Money Market Fund, Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Balanced Fund, Disciplined Value Fund, Disciplined Growth Fund, Small Cap Opportunities Fund, Global Fund, International Equity Fund, and Strategic Emerging Markets Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.
The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.
The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.
The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.
The Committee reviewed the expense and performance information for each Fund. (References to any performance periods are to periods ended December 31, 2023, except as otherwise noted. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)
The Committee considered that the total net expense ratios for five of the Funds were in the top forty percent of their peer groups. Three additional Funds had total net expense ratios below the 66th percentile of their peer groups. All of the Funds with total net expense ratios below the 66th percentile of their peer groups had net advisory fees at or below the medians of their peer groups, or below the 66th percentile of their peer groups, except the Global Fund. As to the Global Fund, the Committee considered MML Advisers’ statements that although the Fund’s net advisory fee was at the 77th percentile, the Fund’s total net expense ratio was at the 54th percentile, and the Fund had achieved investment performance in the 54th percentile compared to its performance category for the three-year period.
The Funds with total net expense ratios higher than the 66th percentile of their peer groups were the U.S. Government Money Market Fund, Diversified Bond Fund, Inflation-Protected and Income Fund, Disciplined Value Fund, and International Equity Fund.
As to the U.S. Government Money Market Fund, the Committee considered MML Advisers’ statement that the Fund’s total net expense ratio, at the 80th percentile of its peer group, was 19 basis points above the peer group median, and that the Fund’s net

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advisory fee, at the 89th percentile of its peer group, was 13 basis points above the peer group median, and that the Fund had waived seven basis points for the year. The Committee also considered MML Advisers’ statement that the varied scale of money market funds makes peer grouping difficult, and that the Fund’s fourth quartile total net expense ratio was primarily driven by the Fund’s small asset base relative to its peers.
As to the Diversified Bond Fund, the Committee considered MML Advisers’ proposal to implement expense caps on the Fund. The Committee considered MML Advisers’ statement that, if the proposed expense cap had been implemented in the prior year, the cap would have resulted in an effective waiver of two basis points. The Committee further considered MML Advisers’ statement that the Fund’s proposed net expense ratio is expected to fall from 11 to nine basis points above the peer group median, and the net advisory fee is expected to fall from 15 to 13 basis points above the peer group median. The Committee also considered MML Advisers’ statement that with the proposed expense cap, the Fund is expected to move ahead of two peers in the net expense peer group and rank in the 79th percentile of its peer group.
As to the Inflation-Protected and Income Fund, the Committee considered MML Advisers’ proposal to implement expense caps on the Fund. The Committee considered MML Advisers’ statement that, if the proposed expense cap had been implemented in the prior year, the cap would have resulted in an effective waiver of two basis points. The Committee further considered MML Advisers’ statement that the Fund’s proposed net expense ratio is expected to fall from 11 to nine basis points above the peer group median, and the net advisory fee is expected to fall from 20 to 18 basis points above the peer group median. The Committee also considered MML Advisers’ statement that, with the proposed expense cap, MML Advisers believes that the fees are reasonable, as shareholders have benefitted from the Fund’s consistent long-term performance, as the Fund ranked in the top half of its performance category and outperformed its benchmark for eight and seven of the last ten calendar years, respectively.
As to the Disciplined Value Fund, the Committee considered MML Advisers’ statement that the Fund’s total net expense ratio was at the 77th percentile of its peer group, which was within six basis points of the median. The Committee also considered MML Advisers’ statement that the Fund was significantly smaller than most of the funds in its peer group and its total net expense ratio was in line with those funds in its peer group that have assets of comparable size. The Committee also considered that the Fund’s net advisory fee, at the 70th percentile of its peer group, was three basis points above the median.
As to the International Equity Fund, the Committee considered MML Advisers’ statement that the Fund’s total net expense ratio, at the 91st percentile of its peer group, was 12 basis points above the peer group median, and that the Fund’s net advisory fee, at the 91st percentile of its peer group, was 14 basis points above the peer group median. The Committee also considered MML Advisers’ statements that a third of the Fund’s peer group had double the average net assets of the Fund, and as such, the Fund was benefitting less from economies of scale than its peers, and that the Fund has achieved relatively favorable relative longer-term performance.
The Committee determined on the basis of these factors that the levels of the Funds’ net advisory fees, in light of the total net expenses of the Funds generally, were consistent with the continuation of the Contracts.
The Committee considered that the majority of the Funds achieved three-year investment performance above the medians of their performance categories, or within the top two thirds of their performance categories, except those Funds referred to below.
As to the Short-Duration Bond Fund and Strategic Emerging Markets Fund, the Committee considered that, although each of the Funds had performed less favorably than the top two-thirds of its performance category for the three-year period, each Fund’s relative performance had improved for the one-year period so as to be within the top two-thirds. In this regard, the Committee considered, among other things, MML Advisers’ statements that, with respect to the Short-Duration Bond Fund, duration positioning, among other factors, contributed to the Fund’s 2022 underperformance, and that with respect to the Strategic Emerging Markets Fund, underperformance in 2021 and 2022 contributed to the unfavorable three-year performance, driven by certain factors such as market environment and geopolitical developments.
As to the U.S. Government Money Market Fund, the Committee considered that the Fund performed at the 88th percentile of its performance category for the three-year period. The Committee considered MML Advisers’ statement that the Fund’s three-year total return percentage of 1.90% was reasonable compared to the 2.03% performance category median. The Committee also considered MML Advisers’ statement that the Fund is intended to serve as a conservative vehicle where investors may invest cash with minimal risk.
The Committee determined on the basis of these factors and on other factors and information considered by the Committee that the Funds’ performance, for the various periods presented, were generally consistent with the continuation of the Contracts.
The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information with respect to each individual Fund. The discussions included consideration of the intangible benefits

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derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers (including sub-subadvisers, as applicable) due to so-called “soft-dollar arrangements.”
Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
As to each of the Funds, the Committee concluded that: (i) it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) - Attached.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) - Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) –Not applicable.

(a)(5) Change in Registrant’s independent public accountant –Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	11/27/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	11/27/2024

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	11/27/2024